UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08690

MassMutual Premier Funds

(Exact name of registrant as specified in charter)

100 Bright Meadow Blvd., Enfield, CT	06082
(Address of principal executive offices)	(Zip code)

Eric Wietsma
100 Bright Meadow Blvd., Enfield, CT 06082
(Name and address of agent for service)

Registrant’s telephone number, including area code: (860) 562-1000

Date of fiscal year end: 9/30/15

Date of reporting period: 3/31/15

Item 1. Reports to Stockholders.

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MassMutual Premier Funds. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

MassMutual Premier Funds – President’s Letter to Shareholders (Unaudited)

To Our Shareholders

Eric Wietsma

“MassMutual believes you are wise to maintain a strategy that is suited to how comfortable you are with the markets’ ups and downs, how long you have to save and invest, and what your specific financial goals are.”

March 31, 2015

Welcome to the MassMutual Premier Funds Semiannual Report covering the six months ended March 31, 2015. With U.S. stocks of all sizes leading the pack and reflecting the strength of the U.S. economy relative to foreign markets, equities mainly rose during the period. Investors kept a close eye on each new release of economic data and speculated how the news might impact the U.S. Federal Reserve’s (the “Fed”) schedule for increasing interest rates, which created periods of market volatility throughout the period. The positive and negative implications of low oil prices and the strength of the U.S. dollar versus other currencies also colored the environment and drew the attention of market watchers worldwide. Against this backdrop, the price of West Texas Intermediate crude oil started the period at slightly more than $91 per barrel and declined substantially to around $44 in late January before advancing somewhat and settling at $47.72 by the end of March. Gasoline traced a similar path and provided consumers with some of the lowest prices in recent history throughout the period. The price of gold gyrated over the course of the six months, starting the period at $1216.50 per ounce, falling to $1142 in November, rising to nearly $1296 in late January, and finishing the first quarter at $1187.

Key events that characterized the period

Investors shook off numerous concerns to drive U.S. stocks to healthy gains in the fourth quarter of 2014. Plunging crude oil prices, the spread of the Ebola virus in West Africa and beyond, and disappointing economic data from Europe and China were some of the factors keeping investors on edge and contributing to two noteworthy – but relatively short – sell-offs during the quarter. In November, the market reacted positively to the results of the U.S. mid-term elections, but the impact was muted, as investors had anticipated Republicans would take control of the U.S. Senate weeks prior to the elections.

Oil’s decline – partly a result of increasing supply from North American shale beds – accelerated in late November after the Organization of Petroleum Exporting Countries (“OPEC”) announced its decision not to cut production. Good news on the U.S. economy was a major factor lifting share prices. According to data reported in the fourth quarter, gross domestic product (“GDP”) expanded by an upwardly revised 5.0% in the third quarter, its fastest pace since the third quarter of 2003. This strong performance stood in stark contrast to near-recessionary conditions afflicting most other key developed nations. Notably, the 18-member euro zone barely managed positive economic growth during the third quarter and rose just 0.2%. Foreign markets underperformed, as the U.S. dollar rose against other major currencies driven by U.S. economic strength and declining oil prices.

Adding to the stock market’s bullish tone near the end of the quarter was the Fed’s December 17 promise to be “patient” in raising short-term interest rates. While not ruling out rate hikes later in 2015, the Fed allayed investors’ fear that better-than-expected economic growth might cause the central bank to accelerate its timetable for normalizing rates from near-zero levels. In short, the Fed said what investors wanted to hear, and the stock market responded accordingly.

In the first quarter of 2015, U.S. stocks declined in January and March, but produced strong gains in February. When the dust settled at the end of March, some key market benchmarks were not far from where they started the quarter. Much of the downside volatility in January was due to further weakness in crude oil prices that carried over from the commodity’s steep drop in the second half of 2014. A surging U.S. dollar also fueled concern about multinational companies that derive a significant portion of their profits from overseas, especially Europe.

(Continued)

MassMutual Premier Funds – President’s Letter to Shareholders (Unaudited) (Continued)

February brought renewed optimism among stock investors amid stabilization in oil prices and some favorable corporate earnings reports. However, stocks surrendered some of those gains in March, as a better-than-expected February employment report raised the possibility that the Fed might speed up its timetable for raising short-term interest rates after a prolonged period of extremely accommodative monetary policy. Other reports, however, offered a mixed picture of the U.S. economy. According to data released in the first quarter, GDP expanded by a relatively modest 2.2% in the fourth quarter of 2014, which also included weak durable goods orders and retail sales.

Air strikes in Yemen by Saudi Arabia, the possibility of Greece defaulting on its debt following the January election of Prime Minister Alexis Tsipras (who had run a campaign against austerity), and concerns about the upcoming second-quarter earnings season were among other factors that unsettled the market as the first quarter wound to a close.

The major stock indexes in the U.S. advanced for the six months ended March 31, 2015 – outperforming foreign developed and emerging markets. The Russell 2000® Index, a benchmark of small-cap stocks, gained 14.46% to lead the major market indexes for the period. The technology-heavy NASDAQ Composite® Index rose 9.70%, the large-cap stock S&P 500® Index advanced 5.93%, and the blue-chip Dow Jones Industrial AverageSM climbed 5.55% over the six months. In international markets, the MSCI EAFE Index, an indicator of foreign developed-market stocks, posted a 1.13% advance; while the MSCI Emerging Markets Index, a measure of the performance of emerging stock markets throughout the world, lost 2.37%. Fixed-income investments advanced during the period, with the Barclays U.S. Aggregate Bond Index returning 3.43%.*

Review and maintain your strategy

MassMutual believes it is prudent to remind retirement investors to maintain perspective and have realistic expectations about the future performance of their investment accounts. Our primary focus is to help you take the necessary steps to plan appropriately for your retirement – one that you aspire to enjoy on your terms. If you work with a financial professional and haven’t met with him or her recently, we suggest you schedule some time to review your retirement investment strategy. MassMutual believes you are wise to maintain a strategy that is suited to how comfortable you are with the markets’ ups and downs, how long you have to save and invest, and what your specific financial goals are. Thank you for putting your trust in MassMutual.

Sincerely,

Eric Wietsma

President

The information provided is the opinion of MassMutual Retirement Services Investment Services as of 4/1/15 and is subject to change without notice. It is not to be construed as tax, legal or investment advice. Of course, past performance does not guarantee future results.

*	Indexes are unmanaged, do not incur fees or expenses and cannot be purchased directly for investment.

MassMutual Premier Money Market Fund – Portfolio Summaries

What is the investment approach of MassMutual Premier Money Market Fund, and who is the Fund’s subadviser?

The Fund seeks to maximize current income to the extent consistent with liquidity and the preservation of capital by investing in a diversified portfolio of money market instruments. It is important to note that the Fund seeks to maintain, but does not guarantee, a stable net asset value of $1.00 per share. The Fund’s subadviser is Babson Capital Management LLC (Babson Capital). An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

MassMutual Premier Money Market Fund Portfolio Characteristics (% of Net Assets) on 3/31/15

Commercial Paper	70.8%
Corporate Debt	9.9%
Discount Notes	9.1%
U.S. Government Obligations	8.5%
Certificate of Deposit	3.0%
Time Deposits	0.0%

Total Short-Term Investments	101.3%
Other Assets and Liabilities	(1.3)%

Net Assets	100.0%

MassMutual Premier Short-Duration Bond Fund – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Premier Short-Duration Bond Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve a high total rate of return primarily from current income while minimizing fluctuations in capital values by investing primarily in a diversified portfolio of short-term investment grade fixed income securities. Under normal circumstances, the Fund invests at least 80% of its net assets in investment grade fixed income securities (rated Baa or higher by Moody’s or BBB or higher by Standard & Poor’s or, if unrated, determined to be of comparable quality by the subadviser). The Fund’s subadviser is Babson Capital Management LLC (Babson Capital).

MassMutual Premier Short-Duration Bond Fund Portfolio Characteristics (% of Net Assets) on 3/31/15

Corporate Debt	40.2%
U.S. Treasury Obligations	26.0%
Non-U.S. Government Agency Obligations	24.8%
U.S. Government Agency Obligations and Instrumentalities	6.6%
Municipal Obligations	0.3%
Preferred Stock	0.2%
Purchased Options	0.1%

Total Long-Term Investments	98.2%
Short-Term Investments and Other Assets and Liabilities	1.8%

Net Assets	100.0%

MassMutual Premier Inflation-Protected and Income Fund – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Premier Inflation-Protected and Income Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve as high a total rate of real return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital by investing, under normal circumstances, at least 80% of its net assets in inflation-indexed bonds and other income-producing securities. The Fund’s subadviser is Babson Capital Management LLC (Babson Capital).

MassMutual Premier Inflation-Protected and Income Fund Portfolio Characteristics (% of Net Assets) on 3/31/15

U.S. Treasury Obligations	95.8%
Non-U.S. Government Agency Obligations	43.6%
Corporate Debt	4.4%
Municipal Obligations	0.1%
U.S. Government Agency Obligations and Instrumentalities	0.1%
Purchased Options	0.1%

Total Long-Term Investments	144.1%
Short-Term Investments and Other Assets and Liabilities	(44.1)%

Net Assets	100.0%

MassMutual Premier Core Bond Fund – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Premier Core Bond Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve a high total rate of return consistent with prudent investment risk and the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities. Under normal circumstances, the Fund invests at least 80% of its net assets in investment grade fixed income securities (rated Baa or higher by Moody’s or BBB or higher by Standard & Poor’s or, if unrated, determined to be of comparable quality by the subadviser). The Fund’s subadviser is Babson Capital Management LLC (Babson Capital).

MassMutual Premier Core Bond Fund Portfolio Characteristics (% of Net Assets) on 3/31/15

Corporate Debt	46.9%
U.S. Government Agency Obligations and Instrumentalities	26.0%
Non-U.S. Government Agency Obligations	17.1%
U.S. Treasury Obligations	6.3%
Municipal Obligations	1.1%
Sovereign Debt Obligations	0.8%
Preferred Stock	0.4%
Purchased Options	0.1%

Total Long-Term Investments	98.7%
Short-Term Investments and Other Assets and Liabilities	1.3%

Net Assets	100.0%

MassMutual Premier Diversified Bond Fund – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Premier Diversified Bond Fund, and who is the Fund’s subadviser?

The Fund seeks a superior total rate of return by investing in fixed income instruments. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities. The Fund’s subadviser is Babson Capital Management LLC (Babson Capital).

MassMutual Premier Diversified Bond Fund Portfolio Characteristics (% of Net Assets) on 3/31/15

Corporate Debt	41.8%
U.S. Government Agency Obligations and Instrumentalities	25.2%
Non-U.S. Government Agency Obligations	17.9%
U.S. Treasury Obligations	12.0%
Sovereign Debt Obligations	1.0%
Preferred Stock	0.4%
Municipal Obligations	0.4%
Purchased Options	0.2%
Common Stock	0.0%

Total Long-Term Investments	98.9%
Short-Term Investments and Other Assets and Liabilities	1.1%

Net Assets	100.0%

MassMutual Premier High Yield Fund – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Premier High Yield Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve a high level of total return, with an emphasis on current income, by investing primarily in high yield debt and related securities. Under normal circumstances, the Fund invests at least 80% of its net assets in lower rated fixed income securities (rated below Baa3 by Moody’s or BBB- by Standard & Poor’s (using the lower rating) or, if unrated, determined by the Fund’s subadviser to be of comparable quality). The Fund’s subadviser is Babson Capital Management LLC (Babson Capital).

MassMutual Premier High Yield Fund Portfolio Characteristics (% of Net Assets) on 3/31/15

Corporate Debt	91.7%
Bank Loans	3.4%
Common Stock	0.1%

Total Long-Term Investments	95.2%
Short-Term Investments and Other Assets and Liabilities	4.8%

Net Assets	100.0%

MassMutual Premier Balanced Fund – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Premier Balanced Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve a high total rate of return over an extended period of time consistent with the preservation of capital by investing in a diversified portfolio of equity securities, fixed income securities, and money market instruments. The Fund invests across different asset classes (U.S. equity securities, international equity securities, fixed income securities, including bank loans and Rule 144A securities, and money market instruments), each represented by a different segment of the Fund’s portfolio. The subadviser typically adjusts the allocation among the four segments, based on its judgment about each segment’s potential for returns in comparison with those of other segments and corresponding risk. The Fund’s subadviser is Babson Capital Management LLC (Babson Capital).

MassMutual Premier Balanced Fund Portfolio Characteristics (% of Net Assets) on 3/31/15

Common Stock	60.1%
Corporate Debt	15.5%
U.S. Government Agency Obligations and Instrumentalities	8.6%
Non-U.S. Government Agency Obligations	5.7%
Mutual Funds	4.0%
U.S. Treasury Obligations	2.1%
Municipal Obligations	0.4%
Sovereign Debt Obligations	0.3%
Preferred Stock	0.1%
Purchased Options	0.0%
Rights	0.0%

Total Long-Term Investments	96.8%
Short-Term Investments and Other Assets and Liabilities	3.2%

Net Assets	100.0%

MassMutual Premier Value Fund – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Premier Value Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve long-term capital appreciation primarily through investment in a portfolio of common stocks of established companies with varying market capitalizations that the Fund’s subadviser believes are undervalued in the marketplace. While the Fund does not limit its investments to issuers in a particular capitalization range, the subadviser currently focuses on securities of larger size companies. The Fund’s subadviser is OFI Global Institutional, Inc. (OFI Global).

MassMutual Premier Value Fund Largest Holdings (% of Net Assets) on 3/31/15

Citigroup, Inc.	3.4%
JP Morgan Chase & Co.	2.8%
Pfizer, Inc.	2.6%
UnitedHealth Group, Inc.	2.5%
Suncor Energy, Inc.	2.5%
Eaton Corp. PLC	2.5%
Cardinal Health, Inc.	2.3%
Oracle Corp.	2.2%
Morgan Stanley	2.2%
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	2.1%

25.1%

MassMutual Premier Value Fund Sector Table (% of Net Assets) on 3/31/15

Financial	24.7%
Consumer, Non-cyclical	21.6%
Technology	12.8%
Consumer, Cyclical	12.6%
Industrial	12.0%
Energy	8.3%
Communications	4.5%
Utilities	1.9%
Basic Materials	0.9%

Total Long-Term Investments	99.3%
Short-Term Investments and Other Assets and Liabilities	0.7%

Net Assets	100.0%

MassMutual Premier Disciplined Value Fund – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Premier Disciplined Value Fund, and who is the Fund’s subadviser?

The Fund seeks to outperform the total return performance of its benchmark index, the Russell 1000® Value Index,* while maintaining risk characteristics similar to those of the benchmark. Under normal circumstances, the Fund invests substantially all (but not less than 80%) of its net assets in common stocks of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the benchmark. The Fund’s subadviser is Babson Capital Management LLC (Babson Capital).

*	The Fund is not promoted, sponsored, or endorsed by, nor in any way affiliated with Russell Investment Group (“Russell”). Russell is not responsible for and has not reviewed the Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise. The Russell 1000® Value Index and Russell® are trademarks of the Frank Russell Company.

MassMutual Premier Disciplined Value Fund Largest Holdings (% of Net Assets) on 3/31/15

Exxon Mobil Corp.	3.3%
Johnson & Johnson	2.9%
Berkshire Hathaway, Inc. Class B	2.6%
Pfizer, Inc.	2.5%
General Electric Co.	2.3%
JP Morgan Chase & Co.	2.1%
Wells Fargo & Co.	2.0%
Chevron Corp.	1.7%
Medtronic PLC	1.7%
The Procter & Gamble Co.	1.6%

22.7%

MassMutual Premier Disciplined Value Fund Sector Table (% of Net Assets) on 3/31/15

Financial	29.5%
Consumer, Non-cyclical	19.5%
Energy	9.6%
Industrial	9.4%
Consumer, Cyclical	8.3%
Technology	7.1%
Communications	6.2%
Utilities	6.0%
Basic Materials	2.6%
Mutual Fund	1.3%
Diversified	0.0%

Total Long-Term Investments	99.5%
Short-Term Investments and Other Assets and Liabilities	0.5%

Net Assets	100.0%

MassMutual Premier Main Street Fund – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Premier Main Street Fund, and who is the Fund’s subadviser?

The Fund seeks a high total return by investing primarily in common stocks of U.S. companies of different capitalization ranges. The Fund’s subadviser currently focuses on “large capitalization” issuers, which are considered to be companies with market capitalizations at the time of purchase within the market capitalization range of companies included within the Russell 1000® Index, although it may purchase stocks of companies with any market capitalization. The Fund’s subadviser is OFI Global Institutional, Inc. (OFI Global).

MassMutual Premier Main Street Fund Largest Holdings (% of Net Assets) on 3/31/15

Apple, Inc.	5.0%
Citigroup, Inc.	3.3%
Mondelez International, Inc. Class A	3.0%
Comcast Corp. Class A	2.9%
Google, Inc. Class C	2.8%
Henkel AG & Co. KGaA	2.6%
Actavis PLC	2.6%
Deere & Co.	2.5%
Express Scripts Holding Co.	2.4%
Chevron Corp.	2.3%

29.4%

MassMutual Premier Main Street Fund Sector Table (% of Net Assets) on 3/31/15

Consumer, Non-cyclical	26.2%
Communications	17.8%
Financial	15.4%
Industrial	10.6%
Consumer, Cyclical	8.2%
Technology	8.2%
Energy	5.4%
Utilities	3.0%
Basic Materials	2.4%
Mutual Funds	0.1%

Total Long-Term Investments	97.3%
Short-Term Investments and Other Assets and Liabilities	2.7%

Net Assets	100.0%

MassMutual Premier Disciplined Growth Fund – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Premier Disciplined Growth Fund, and who is the Fund’s subadviser?

The Fund seeks to outperform the total return performance of its benchmark index, the Russell 1000® Growth Index,* while maintaining risk characteristics similar to those of the benchmark. Under normal circumstances, the Fund invests substantially all (but no less than 80%) of its net assets in common stocks of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included within the benchmark. The Fund’s subadviser is Babson Capital Management LLC (Babson Capital).

*	The Fund is not promoted, sponsored, or endorsed by, nor in any way affiliated with Russell Investment Group (“Russell”). Russell is not responsible for and has not reviewed the Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise. The Russell 1000® Growth Index and Russell® are trademarks of the Frank Russell Company.

MassMutual Premier Disciplined Growth Fund Largest Holdings (% of Net Assets) on 3/31/15

Apple, Inc.	6.8%
Microsoft Corp.	2.3%
iShares Russell 1000 Growth Index Fund	2.2%
Verizon Communications, Inc.	1.9%
Amgen, Inc.	1.7%
International Business Machines Corp.	1.7%
Oracle Corp.	1.6%
Gilead Sciences, Inc.	1.4%
The Coca-Cola Co.	1.3%
PepsiCo, Inc.	1.3%

22.2%

MassMutual Premier Disciplined Growth Fund Sector Table (% of Net Assets) on 3/31/15

Consumer, Non-cyclical	25.6%
Technology	20.2%
Communications	14.8%
Consumer, Cyclical	13.9%
Industrial	10.7%
Financial	5.6%
Energy	3.8%
Basic Materials	2.5%
Mutual Funds	2.2%
Diversified	0.4%
Utilities	0.1%

Total Long-Term Investments	99.8%
Short-Term Investments and Other Assets and Liabilities	0.2%

Net Assets	100.0%

MassMutual Premier Small Cap Opportunities Fund – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Premier Small Cap Opportunities Fund, and who is the Fund’s subadviser?

The Fund seeks capital appreciation by investing primarily in common stocks of small-capitalization U.S. companies that the Fund’s subadviser believes have favorable business trends or prospects based on fundamental analysis. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of small-cap companies. The Fund’s subadviser is OFI Global Institutional, Inc. (OFI Global).

MassMutual Premier Small Cap Opportunities Fund Largest Holdings (% of Net Assets) on 3/31/15

Prestige Brands Holdings, Inc.	2.4%
WellCare Health Plans, Inc.	2.3%
Pinnacle Foods, Inc.	2.2%
Korn/Ferry International	2.1%
STAG Industrial, Inc.	1.9%
LaSalle Hotel Properties	1.9%
KAR Auction Services, Inc.	1.9%
Dana Holding Corp.	1.9%
Chatham Lodging Trust	1.7%
Mattress Firm Holding Corp.	1.7%

20.0%

MassMutual Premier Small Cap Opportunities Fund Sector Table (% of Net Assets) on 3/31/15

Consumer, Non-cyclical	29.9%
Financial	21.2%
Technology	14.4%
Mutual Funds	11.4%
Consumer, Cyclical	10.9%
Industrial	9.6%
Basic Materials	6.4%
Energy	4.5%
Communications	0.9%
Utilities	0.3%

Total Long-Term Investments	109.5%
Short-Term Investments and Other Assets and Liabilities	(9.5)%

Net Assets	100.0%

MassMutual Premier Global Fund – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Premier Global Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital appreciation by investing primarily in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities, including American Depositary Receipts, and can invest in any country, including developing or emerging market countries. However, the Fund currently emphasizes investments in developed markets such as the United States, Western European countries, and Japan. The Fund normally will invest in at least three countries (one of which may be the United States) and typically invests in a number of different countries. The Fund’s subadviser is OppenheimerFunds, Inc. (OFI).

MassMutual Premier Global Fund Largest Holdings (% of Net Assets) on 3/31/15

The McGraw Hill Financial, Inc.	2.8%
Telefonaktiebolaget LM Ericsson Class B	2.5%
Murata Manufacturing Co. Ltd.	2.3%
Altera Corp.	2.2%
eBay, Inc.	2.2%
European Aeronautic Defence and Space Co.	2.1%
Oppenheimer Institutional Money Market Fund Class E	2.1%
The Walt Disney Co.	2.0%
Aetna, Inc.	2.0%
Anthem, Inc.	2.0%

22.2%

MassMutual Premier International Equity Fund – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Premier International Equity Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve long-term capital appreciation by investing primarily in common stock of foreign companies. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of foreign companies. The Fund’s subadviser is OFI Global Institutional, Inc. (OFI Global).

MassMutual Premier International Equity Fund Largest Holdings (% of Net Assets) on 3/31/15

Oppenheimer Institutional Money Market Fund Class E	1.9%
Continental AG	1.7%
Dollarama, Inc.	1.7%
Novo Nordisk A/S	1.6%
Valeo SA	1.6%
Infineon Technologies AG	1.5%
Roche Holding AG	1.5%
European Aeronautic Defence and Space Co.	1.5%
Carnival Corp.	1.4%
Essentra PLC	1.4%

15.8%

MassMutual Premier Strategic Emerging Markets Fund – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Premier Strategic Emerging Markets Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital growth by investing mainly in common stocks of issuers in developing and emerging markets throughout the world and at times, up to 100% of its total assets in foreign securities. Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities of issuers whose principal activities are in a developing (or emerging) market, i.e., are in a developing market or are economically tied to a developing market country. The Fund will invest in at least three developing markets. In general, countries may be considered developing or emerging markets if they are included in any one of the MSCI emerging markets indexes, classified as a developing or emerging market, or classified under a similar or corresponding classification, by organizations such as the World Bank and the International Monetary Fund, or have economies, industries, and stock markets with similar characteristics. The Fund’s subadviser is OFI Global Institutional, Inc. (OFI Global).

MassMutual Premier Strategic Emerging Markets Fund Sector Table (% of Net Assets) on 3/31/15

Financial	20.6%
Consumer, Non-cyclical	19.4%
Communications	18.9%
Consumer, Cyclical	13.7%
Diversified	7.8%
Technology	7.7%
Industrial	4.5%
Energy	2.9%
Basic Materials	2.3%

Total Long-Term Investments	97.8%
Short-Term Investments and Other Assets and Liabilities	2.2%

Net Assets	100.0%

MassMutual Premier Money Market Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 101.3%
Certificate of Deposit — 2.1%
Bank of Nova Scotia 0.707% 9/11/15	$7,500,000	$7,514,332

Commercial Paper — 71.7%
Anheuser-Busch InBev Worldwide, Inc. (a) 0.130% 5/19/15	10,000,000	9,998,268
Archer-Daniels-Midland Co. (a) 0.050% 4/01/15	8,550,000	8,550,000
AstraZeneca PLC (a) 0.110% 6/25/15	8,545,000	8,542,781
Basin Electric Power Cooperative (a) 0.130% 4/13/15	7,800,000	7,799,662
BMW US Capital LLC (a) 0.110% 4/24/15	1,000,000	999,930
BMW US Capital LLC (a) 0.140% 5/20/15	8,000,000	7,998,476
Brown-Forman Corp. (a) 0.100% 4/06/15	9,000,000	8,999,875
Cargill, Inc. (a) 0.070% 4/07/15	9,000,000	8,999,895
CDP Financial, Inc. (a) 0.170% 4/27/15	10,750,000	10,748,679
Coca-Cola Co. (a) 0.290% 9/24/15	2,500,000	2,496,456
Commonwealth Bank of Australia (a) 0.180% 4/08/15	2,500,000	2,499,913
ConocoPhillips Qatar Funding Ltd. (a) 0.190% 5/18/15	10,000,000	9,997,519
Dover Corp. (a) 0.090% 4/07/15	6,000,000	5,999,910
Dover Corp. (a) 0.100% 4/06/15	3,073,000	3,072,957
Emerson Electric Co. (a) 0.090% 4/10/15	2,160,000	2,159,951
Emerson Electric Co. (a) 0.120% 5/28/15	2,200,000	2,199,582
Estee Lauder Companies (a) 0.080% 4/07/15	9,000,000	8,999,880
Henkel Corp. (a) 0.090% 4/01/15	9,000,000	9,000,000
Honeywell International, Inc. (a) 0.200% 6/22/15	1,920,000	1,919,125
Honeywell International, Inc. (a) 0.200% 6/25/15	3,000,000	2,998,583
Honeywell International, Inc. (a) 0.230% 8/25/15	4,000,000	3,996,269
Illinois Tool Works, Inc. (a) 0.090% 4/14/15	9,000,000	8,999,708
L’oreal USA, Inc. (a) 0.100% 4/07/15	10,500,000	10,499,825

	Principal Amount	Value
MUFG Union Bank NA 0.180% 5/11/15	$10,500,000	$10,497,900
NSTAR Electric Co. 0.320% 4/08/15	9,000,000	8,999,440
Paccar Financial Corp. 0.100% 4/14/15	3,000,000	2,999,892
Paccar Financial Corp. 0.150% 6/16/15	4,099,000	4,097,702
Paccar Financial Corp. FRN 0.383% 5/05/15	1,900,000	1,900,283
Parker Hannifin Corp. (a) 0.080% 4/20/15	7,000,000	6,999,704
Pfizer, Inc. (a) 0.150% 7/09/15	10,000,000	9,995,875
Reckitt Benckiser Treasury Services PLC (a) 0.170% 4/08/15	1,200,000	1,199,960
Reckitt Benckiser Treasury Services PLC (a) 0.170% 4/21/15	3,000,000	2,999,717
Reckitt Benckiser Treasury Services PLC (a) 0.230% 4/16/15	2,750,000	2,749,736
Reckitt Benckiser Treasury Services PLC (a) 0.250% 8/25/15	2,000,000	1,997,972
Roche Holding, Inc. (a) 0.130% 6/15/15	2,000,000	1,999,458
Toyota Motor Credit Corp. 0.170% 4/08/15	11,000,000	10,999,636
Unilever Capital Corp. (a) 0.070% 4/08/15	10,000,000	9,999,864
United Healthcare Co. (a) 0.220% 4/10/15	10,500,000	10,499,423
United Technologies Corp. (a) 0.140% 6/17/15	9,000,000	8,997,305
Wisconsin Gas Co. 0.120% 4/07/15	10,000,000	9,999,800

		254,140,911

Corporate Debt — 9.9%
Cisco Systems, Inc. FRN 0.312% 9/03/15	8,000,000	8,002,191
Commonwealth Bank of Australia FRN (a) 1.070% 9/18/15	3,900,000	3,914,312
General Electric Capital Corp. FRN 0.451% 1/08/16	1,100,000	1,101,359
General Electric Capital Corp. FRN 0.851% 1/08/16	3,500,000	3,515,297
General Electric Capital Corp. VRN 0.923% 9/30/15	500,000	501,391

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Money Market Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
General Electric Capital Corp. FRN 1.301% 7/02/15	$3,000,000	$3,007,991
International Business Machines Corp. 0.750% 5/11/15	6,500,000	6,503,919
National Rural Utilities Cooperative Finance Corp. FRN 0.304% 5/01/15	8,500,000	8,500,260

		35,046,720

Discount Notes — 9.1%
Federal Farm Credit Discount Notes 0.115% 5/05/15	790,000	789,914
Federal Home Loan Bank Discount Notes 0.060% 4/15/15	1,000,000	999,977
Federal Home Loan Bank Discount Notes 0.080% 6/03/15	666,000	665,907
Federal Home Loan Bank Discount Notes 0.090% 5/13/15	700,000	699,927
Federal Home Loan Bank Discount Notes 0.090% 5/20/15	1,100,000	1,099,865
Federal Home Loan Bank Discount Notes 0.090% 6/10/15	1,500,000	1,499,737
Federal Home Loan Bank Discount Notes 0.120% 7/10/15	2,000,000	1,999,333
Federal Home Loan Bank Discount Notes 0.122% 7/10/15	2,000,000	1,999,322
Federal Home Loan Bank Discount Notes 0.132% 8/28/15	4,000,000	3,997,815
Federal Home Loan Bank Discount Notes 0.135% 8/21/15	3,000,000	2,998,402
Federal Home Loan Bank Discount Notes 0.140% 4/09/15	772,000	771,976
Federal Home Loan Bank Discount Notes 0.150% 9/09/15	650,000	649,564
Federal Home Loan Mortgage Corp. 0.060% 4/09/15	2,900,000	2,899,961
Federal Home Loan Mortgage Corp. 0.090% 7/07/15	1,000,000	999,758
Federal Home Loan Mortgage Corp. 0.100% 5/14/15	696,000	695,917

	Principal Amount	Value
Federal Home Loan Mortgage Corp. 0.110% 8/07/15	$3,795,000	$3,793,516
Federal National Mortgage Association 0.100% 7/31/15	560,000	559,812
Federal National Mortgage Association 0.110% 8/19/15	3,000,000	2,998,717
Federal National Mortgage Association 0.115% 8/12/15	245,000	244,896
Federal National Mortgage Association 0.117% 8/19/15	1,600,000	1,599,284
Federal National Mortgage Association 0.150% 4/30/15	205,000	204,975

		32,168,575

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/15	12,302	12,302

U.S. Government Obligations — 8.5%
U.S. Treasury Note 0.080%, due 1/31/16	15,000,000	14,999,746
U.S. Treasury Note 0.250%, due 9/30/15	5,000,000	5,001,813
U.S. Treasury Note 1.250%, due 9/30/15	10,000,000	10,056,877

		30,058,436

TOTAL SHORT-TERM INVESTMENTS (Cost $359,211,276)		359,211,276

TOTAL INVESTMENTS — 101.3% (Cost $359,211,276) (b)		359,211,276

Other Assets/(Liabilities) — (1.3)%		(4,766,294)

NET ASSETS — 100.0%		$354,444,982

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

FRN	Floating Rate Note
VRN	Variable Rate Note
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, these securities amounted to a value of $208,830,570 or 58.92% of net assets.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Principal Amount	Value
EQUITIES — 0.2%

PREFERRED STOCK — 0.2%
Consumer, Non-cyclical — 0.1%
Pharmaceuticals — 0.1%
Actavis PLC 5.500%	$600	$607,200

Energy — 0.1%
Oil & Gas — 0.1%
Southwestern Energy Co. 6.250%	12,900	650,031

TOTAL PREFERRED STOCK (Cost $1,245,000)		1,257,231

TOTAL EQUITIES (Cost $1,245,000)		1,257,231

BONDS & NOTES — 97.9%

CORPORATE DEBT — 40.2%
Aerospace & Defense — 0.1%
Exelis, Inc. 4.250% 10/01/16	740,000	762,978

Agriculture — 0.9%
Bunge Ltd. Finance Corp. 3.200% 6/15/17	4,895,000	5,045,095

Airlines — 0.0%
American Airlines Pass-Through Trust, Series 2014-1, Class B 4.375% 4/01/24	115,000	119,025

Auto Manufacturers — 1.0%
General Motors Co. 3.500% 10/02/18	595,000	609,613
Hyundai Capital America (a) 2.550% 2/06/19	485,000	493,249
Volkswagen Group of America Finance LLC (a) 1.600% 11/20/17	3,000,000	3,026,256
Volvo Treasury AB (a) 5.950% 4/01/15	1,475,000	1,475,000

		5,604,118

Banks — 2.5%
Bank of America Corp. 7.750% 8/15/15	4,000,000	4,098,268
CIT Group, Inc. 4.250% 8/15/17	3,200,000	3,240,000
Deutsche Bank AG 1.400% 2/13/17	625,000	625,528
Deutsche Bank AG 2.500% 2/13/19	990,000	1,004,911
First Horizon National Corp. 5.375% 12/15/15	1,738,000	1,782,851

	Principal Amount	Value
Intesa Sanpaolo SpA 3.875% 1/16/18	$2,760,000	$2,895,742
Regions Financial Corp. 5.750% 6/15/15	209,000	210,854
Regions Financial Corp. 7.500% 5/15/18	340,000	395,193
Skandinaviska Enskilda Banken AB (a) 2.375% 3/25/19	305,000	309,697
SVB Financial Group 5.375% 9/15/20	225,000	256,063

		14,819,107

Building Materials — 0.8%
Lafarge SA (a) 6.200% 7/09/15	1,100,000	1,109,625
Martin Marietta Material, Inc. FRN 1.373% 6/30/17	585,000	581,766
Masco Corp. 4.800% 6/15/15	1,090,000	1,098,795
Masco Corp. 7.125% 3/15/20	1,750,000	2,051,875

		4,842,061

Chemicals — 1.7%
Ashland, Inc. 3.000% 3/15/16	1,806,000	1,824,060
Ashland, Inc. 3.875% 4/15/18	1,950,000	1,998,750
Cabot Corp. 5.000% 10/01/16	875,000	924,174
Incitec Pivot Ltd. (a) 4.000% 12/07/15	3,600,000	3,667,493
LyondellBasell Industries NV 5.000% 4/15/19	450,000	496,244
RPM International, Inc. 6.125% 10/15/19	850,000	971,495

		9,882,216

Commercial Services — 1.1%
The ADT Corp. 2.250% 7/15/17	780,000	774,150
Brambles USA, Inc. (a) 3.950% 4/01/15	660,000	660,000
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	109,000	109,545
Leidos Holdings, Inc. 4.450% 12/01/20	1,661,000	1,653,389
The Western Union Co. 5.930% 10/01/16	3,050,000	3,252,542

		6,449,626

Computers — 0.2%
Hewlett-Packard Co. 2.125% 9/13/15	370,000	372,348

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Hewlett-Packard Co. 2.200% 12/01/15	$675,000	$680,905
Hewlett-Packard Co. 3.000% 9/15/16	95,000	97,506

		1,150,759

Cosmetics & Personal Care — 0.3%
Avon Products, Inc. 6.500% 3/01/19	1,800,000	1,791,000

Distribution & Wholesale — 0.1%
Arrow Electronics, Inc. 3.000% 3/01/18	295,000	302,656

Diversified Financial — 7.7%
AerCap Ireland Capital Ltd. (a) 4.500% 5/15/21	2,050,000	2,119,188
Air Lease Corp. 2.125% 1/15/18	2,200,000	2,189,000
Air Lease Corp. 3.375% 1/15/19	1,075,000	1,096,500
Air Lease Corp. 5.625% 4/01/17	190,000	203,063
Capital One Bank USA NA 1.150% 11/21/16	500,000	499,931
Citigroup, Inc. 5.500% 2/15/17	7,000,000	7,506,709
ERAC USA Finance LLC (a) 5.900% 11/15/15	1,000,000	1,030,766
Ford Motor Credit Co. LLC 12.000% 5/15/15	580,000	587,130
The Goldman Sachs Group, Inc. 1.600% 11/23/15	655,000	658,809
Hyundai Capital America (a) 3.750% 4/06/16	2,315,000	2,373,229
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 3.500% 3/15/17	2,730,000	2,750,475
International Lease Finance Corp. FRN 2.221% 6/15/16	1,800,000	1,800,000
International Lease Finance Corp. 3.875% 4/15/18	270,000	274,050
International Lease Finance Corp. 5.750% 5/15/16	2,208,000	2,295,216
Janus Capital Group, Inc. 6.700% 6/15/17	2,532,000	2,783,372
JP Morgan Chase & Co. 3.450% 3/01/16	2,365,000	2,418,662
Lazard Group LLC 6.850% 6/15/17	104,000	115,540
Merrill Lynch & Co., Inc. 5.700% 5/02/17	3,100,000	3,339,934
Merrill Lynch & Co., Inc. 6.050% 5/16/16	2,025,000	2,125,699

	Principal Amount	Value
Morgan Stanley 3.800% 4/29/16	$2,500,000	$2,572,280
Morgan Stanley 4.750% 3/22/17	4,500,000	4,790,668
Morgan Stanley 6.000% 4/28/15	950,000	953,131

		44,483,352

Electric — 1.5%
IPALCO Enterprises, Inc. 5.000% 5/01/18	900,000	954,000
IPALCO Enterprises, Inc. (a) 7.250% 4/01/16	6,985,000	7,299,325
Kansas Gas & Electric Co. 5.647% 3/29/21	265,860	268,519
Tri-State Generation & Transmission Association, Series 2003, Class A (a) 6.040% 1/31/18	177,401	188,442

		8,710,286

Electronics — 0.3%
Amphenol Corp. 2.550% 1/30/19	620,000	631,379
Avnet, Inc. 6.625% 9/15/16	595,000	637,618
Jabil Circuit, Inc. 7.750% 7/15/16	410,000	439,725
Jabil Circuit, Inc. 8.250% 3/15/18	255,000	295,163

		2,003,885

Engineering & Construction — 0.1%
BAA Funding Ltd. (a) 2.500% 6/25/17	465,000	466,567

Foods — 0.5%
JBS Investments GmbH (a) 7.750% 10/28/20	634,000	670,455
The JM Smucker Co. (a) 1.750% 3/15/18	775,000	778,910
Tyson Foods, Inc. 2.650% 8/15/19	180,000	184,311
Tyson Foods, Inc. 6.600% 4/01/16	1,360,000	1,434,672

		3,068,348

Forest Products & Paper — 0.4%
Domtar Corp. 7.125% 8/15/15	750,000	762,695
Domtar Corp. 10.750% 6/01/17	1,159,000	1,358,506
Sappi Papier Holding GmbH (a) 7.750% 7/15/17	250,000	271,250

		2,392,451

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Hand & Machine Tools — 0.1%
Kennametal, Inc. 2.650% 11/01/19	$350,000	$350,944

Health Care – Products — 0.2%
Zimmer Holdings, Inc. 2.000% 4/01/18	1,213,000	1,222,703

Health Care – Services — 0.2%
Anthem, Inc. 1.875% 1/15/18	1,055,000	1,060,866

Holding Company – Diversified — 0.7%
Hutchison Whampoa International 14 Ltd. (a) 1.625% 10/31/17	2,580,000	2,569,414
Leucadia National Corp. 8.125% 9/15/15	1,700,000	1,749,827

		4,319,241

Home Builders — 0.8%
DR Horton, Inc. 3.750% 3/01/19	2,900,000	2,936,250
Lennar Corp. 4.500% 11/15/19	1,383,000	1,421,032

		4,357,282

Insurance — 0.7%
AXIS Specialty Finance PLC 2.650% 4/01/19	265,000	268,192
TIAA Asset Management Finance Co. LLC (a) 2.950% 11/01/19	3,700,000	3,792,097
Willis Group Holdings PLC 4.125% 3/15/16	180,000	184,685

		4,244,974

Internet — 0.7%
Baidu, Inc. 2.250% 11/28/17	500,000	504,621
Baidu, Inc. 2.750% 6/09/19	200,000	202,070
Expedia, Inc. 7.456% 8/15/18	2,715,000	3,141,570

		3,848,261

Investment Companies — 0.5%
Ares Capital Corp. 3.875% 1/15/20	1,450,000	1,475,381
FS Investment Corp. 4.000% 7/15/19	1,040,000	1,056,683
Xstrata Finance Canada Ltd. (a) 2.050% 10/23/15	500,000	502,100

		3,034,164

Iron & Steel — 0.8%
Allegheny Technologies, Inc. 9.375% 6/01/19	2,800,000	3,353,000

	Principal Amount	Value
ArcelorMittal 5.250% 2/25/17	$75,000	$78,000
ArcelorMittal 6.125% 6/01/18	445,000	478,153
Commercial Metals Co. 6.500% 7/15/17	355,000	376,300
Reliance Steel & Aluminum Co. 6.200% 11/15/16	499,000	529,945

		4,815,398

Leisure Time — 0.4%
Harley-Davidson Financial Services, Inc. (a) 3.875% 3/15/16	2,300,000	2,364,802

Lodging — 0.1%
Wyndham Worldwide Corp. 2.950% 3/01/17	448,000	456,964

Machinery – Diversified — 0.6%
CNH Industrial Capital LLC 3.250% 2/01/17	300,000	298,500
CNH Industrial Capital LLC (a) 3.375% 7/15/19	660,000	640,200
CNH Industrial Capital LLC 3.625% 4/15/18	265,000	265,663
CNH Industrial Capital LLC 3.875% 11/01/15	450,000	453,375
CNH Industrial Capital LLC 6.250% 11/01/16	510,000	536,775
Roper Industries, Inc. 1.850% 11/15/17	1,125,000	1,132,777

		3,327,290

Manufacturing — 0.9%
Harsco Corp 2.700% 10/15/15	3,248,000	3,248,000
SPX Corp. 6.875% 9/01/17	505,000	549,188
Tyco Electronics Group SA 6.550% 10/01/17	1,461,000	1,637,968

		5,435,156

Mining — 0.8%
Freeport-McMoRan, Inc. 2.300% 11/14/17	1,500,000	1,495,215
Vale Overseas Ltd. 6.250% 1/11/16	3,330,000	3,442,920

		4,938,135

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc. 4.750% 1/15/16	300,000	308,910
Pitney Bowes, Inc. 5.750% 9/15/17	74,000	80,264

		389,174

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Oil & Gas — 2.0%
Canadian Natural Resources Ltd. 1.750% 1/15/18	$1,330,000	$1,323,413
Chesapeake Energy Corp. 3.250% 3/15/16	1,700,000	1,697,875
Chesapeake Energy Corp., Convertible 2.250% 12/15/38	105,000	95,288
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	1,065,000	1,020,403
Newfield Exploration Co. 6.875% 2/01/20	550,000	569,360
Noble Holding International Ltd. 4.000% 3/16/18	300,000	301,661
Petrobras Global Finance BV 3.250% 3/17/17	1,265,000	1,166,962
Petroleos Mexicanos 3.125% 1/23/19	155,000	158,100
Range Resources Corp. 6.750% 8/01/20	2,300,000	2,386,250
Rowan Cos., Inc. 5.000% 9/01/17	170,000	175,102
Southwestern Energy Co. 3.300% 1/23/18	400,000	407,673
Transocean, Inc. 4.950% 11/15/15	2,037,000	2,072,647
Transocean, Inc. 5.050% 12/15/16	200,000	202,000
Transocean, Inc. 6.000% 3/15/18	220,000	207,350

		11,784,084

Oil & Gas Services — 1.4%
Cameron International Corp. 1.400% 6/15/17	3,300,000	3,251,486
SESI LLC 6.375% 5/01/19	315,000	319,725
Superior Energy Services, Inc. 7.125% 12/15/21	2,409,000	2,433,090
Weatherford International Ltd. 5.125% 9/15/20	1,335,000	1,299,967
Weatherford International Ltd. 5.500% 2/15/16	600,000	617,405

		7,921,673

Pharmaceuticals — 0.9%
AbbVie, Inc. 1.750% 11/06/17	500,000	501,773
Actavis Funding SCS 2.350% 3/12/18	1,580,000	1,601,368
McKesson Corp. 1.292% 3/10/17	250,000	250,254
McKesson Corp. 2.284% 3/15/19	255,000	257,859

	Principal Amount	Value
Mylan, Inc. 1.350% 11/29/16	$500,000	$499,360
Mylan, Inc. (a) 7.875% 7/15/20	2,200,000	2,324,324

		5,434,938

Pipelines — 0.7%
Boardwalk Pipelines LP 5.875% 11/15/16	1,100,000	1,154,868
Energy Transfer Partners LP FRN 3.272% 11/01/66	575,000	506,000
Kinder Morgan Finance Co. LLC (a) 6.000% 1/15/18	925,000	1,013,744
Kinder Morgan, Inc. (a) 5.000% 2/15/21	1,290,000	1,378,757

		4,053,369

Real Estate — 0.6%
Regency Centers LP 5.250% 8/01/15	2,220,000	2,251,646
Regency Centers LP 5.875% 6/15/17	1,189,000	1,299,809

		3,551,455

Real Estate Investment Trusts (REITS) — 3.3%
American Tower Corp. 4.500% 1/15/18	850,000	912,457
ARC Properties Operating Partnership LP 2.000% 2/06/17	640,000	620,480
ARC Properties Operating Partnership LP 3.000% 2/06/19	320,000	311,199
DDR Corp. 7.500% 7/15/18	2,400,000	2,796,984
DDR Corp. 9.625% 3/15/16	145,000	156,395
Developers Diversified Realty Corp. 5.500% 5/01/15	1,995,000	2,001,460
Duke Realty LP 5.950% 2/15/17	2,450,000	2,647,093
Duke Realty LP 8.250% 8/15/19	550,000	679,257
Federal Realty Investment Trust 6.200% 1/15/17	2,100,000	2,302,163
HCP, Inc. 6.000% 1/30/17	1,450,000	1,565,949
Highwoods Realty LP 5.850% 3/15/17	710,000	766,135
Highwoods Realty LP 7.500% 4/15/18	170,000	196,479
Realty Income Corp. 2.000% 1/31/18	205,000	206,916

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Realty, Inc. 5.950% 9/15/16	$1,750,000	$1,871,770
UDR, Inc. 5.250% 1/15/16	1,500,000	1,548,235
Ventas Realty LP/Ventas Capital Corp. 3.125% 11/30/15	500,000	507,100

		19,090,072

Retail — 0.3%
Best Buy Co., Inc. 3.750% 3/15/16	1,450,000	1,482,625
Macy’s Retail Holdings, Inc. 7.450% 7/15/17	250,000	282,525

		1,765,150

Savings & Loans — 0.7%
Glencore Funding LLC (a) 1.700% 5/27/16	2,638,000	2,649,011
Glencore Funding LLC (a) 3.125% 4/29/19	1,150,000	1,176,105

		3,825,116

Semiconductors — 0.6%
KLA-Tencor Corp. 2.375% 11/01/17	3,495,000	3,552,122

Telecommunications — 1.0%
American Tower Corp. 7.000% 10/15/17	150,000	168,937
Frontier Communications Corp. 8.250% 4/15/17	2,310,000	2,543,887
Qwest Corp. 8.375% 5/01/16	975,000	1,038,598
Sprint Communications, Inc. (a) 9.000% 11/15/18	1,185,000	1,359,788
Telefonica Emisiones SAU 6.421% 6/20/16	331,000	351,701
Verizon Communications, Inc. 2.625% 2/21/20	191,000	194,316

		5,657,227

Transportation — 1.1%
Asciano Finance (a) 3.125% 9/23/15	4,285,000	4,320,771
Asciano Finance (a) 5.000% 4/07/18	388,000	417,230
Ryder System, Inc. 2.500% 3/01/18	1,295,000	1,324,885
Ryder System, Inc. 2.550% 6/01/19	190,000	192,828

		6,255,714

Trucking & Leasing — 0.8%
GATX Corp. 3.500% 7/15/16	105,000	107,898

	Principal Amount	Value
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 2.500% 3/15/16	$420,000	$426,081
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 2.500% 6/15/19	770,000	771,011
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 3.750% 5/11/17	3,160,000	3,295,814

		4,600,804

TOTAL CORPORATE DEBT (Cost $232,612,372)		233,550,608

MUNICIPAL OBLIGATIONS — 0.3%
Louisiana State Public Facilities Authority FRN 1.156% 4/26/27	379,307	380,543
State of Illinois 5.365% 3/01/17	1,200,000	1,286,028

		1,666,571

TOTAL MUNICIPAL OBLIGATIONS (Cost $1,579,307)		1,666,571

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 24.8%
Auto Floor Plan ABS — 0.1%
NCF Dealer Floorplan Master Trust, Series 2014-1A, Class A FRN (a) 1.676% 10/20/20	630,000	630,026

Automobile ABS — 3.5%
American Credit Acceptance Receivables Trust, Series 2014-3, Class A (a) 0.990% 8/10/18	828,958	828,461
American Credit Acceptance Receivables Trust, Series 2012-3, Class C (a) 2.780% 9/17/18	900,000	904,978
ARI Fleet Lease Trust, Series 2012-A, Class A FRN (a) 0.725% 3/15/20	118,432	118,465
Avis Budget Rental Car Funding AESOP LLC, Series 2012-1A, Class A (a) 2.054% 8/20/16	666,667	668,295
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A (a) 2.100% 3/20/19	600,000	607,368
Capital Automotive REIT, Series 2012-1A, Class A (a) 4.700% 7/15/42	518,775	536,030

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CarNow Auto Receivables Trust, Series 2014-1A, Class A (a) 0.960% 1/17/17	$635,451	$634,987
CFC LLC, Series 2014-2A, Class A (a) 1.440% 11/16/20	620,631	617,482
CFC LLC, Series 2013-1A, Class A (a) 1.650% 7/17/17	46,411	46,441
CFC LLC, Series 2015-1A, Class A (a) 1.750% 6/15/21	946,650	944,814
Chesapeake Funding LLC, Series 2012-1A, Class A FRN (a) 0.925% 11/07/23	257,111	257,229
Chesapeake Funding LLC, Series 2015-1A, Class B FRN (a) 1.122% 2/07/27	400,000	400,017
CPS Auto Trust, Series 2014-B, Class A (a) 1.110% 11/15/18	884,332	881,794
CPS Auto Trust, Series 2014-C, Class A (a) 1.310% 2/15/19	912,798	911,472
CPS Auto Trust, Series 2014-D, Class A (a) 1.490% 4/15/19	540,899	540,370
CPS Auto Trust, Series 2013-D, Class A (a) 1.540% 7/16/18	499,940	500,727
CPS Auto Trust, Series 2013-C, Class A (a) 1.640% 4/16/18	561,076	561,958
CPS Auto Trust, Series 2013-B, Class A (a) 1.820% 9/15/20	994,696	996,798
Credit Acceptance Auto Loan Trust, Series 2014-2A, Class A (a) 1.880% 3/15/22	1,100,000	1,101,832
Exeter Automobile Receivables Trust, Series 2014-2A, Class A (a) 1.060% 8/15/18	567,235	565,777
Exeter Automobile Receivables Trust, Series 2014-1A, Class A (a) 1.290% 5/15/18	321,267	321,887
Exeter Automobile Receivables Trust, Series 2014-3A, Class A (a) 1.320% 1/15/19	559,904	559,082
Exeter Automobile Receivables Trust, Series 2015-1A, Class A (a) 1.600% 6/17/19	1,100,000	1,098,692
First Investors Auto Owner Trust, Series 2013-3A, Class A3 (a) 1.440% 10/15/19	870,000	871,545

	Principal Amount	Value
Flagship Credit Auto Trust, Series 2013-1, Class A (a) 1.320% 4/16/18	$205,427	$205,582
Flagship Credit Auto Trust, Series 2014-2, Class A (a) 1.430% 12/16/19	757,570	756,402
Flagship Credit Auto Trust, Series 2013-2, Class A (a) 1.940% 1/15/19	434,904	436,607
Oscar US Funding Trust, Series 2014-1A, Class A2 (a) 1.000% 8/15/17	1,000,000	999,961
SNAAC Auto Receivables Trust, Series 2014-1A, Class A (a) 1.030% 9/17/18	357,662	357,595
Tidewater Auto Receivables Trust, Series 2014-AA, Class A2 (a) 0.960% 7/15/17	642,698	642,540
United Auto Credit Securitization Trust, Series 2014-1, Class A2 (a) 0.740% 6/15/16	834,137	834,123
Westlake Automobile Receivables Trust, Series 2014-2A, Class A2 (a) 0.970% 10/16/17	540,000	539,885

		20,249,196

Commercial MBS — 6.3%
Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4 VRN 5.575% 6/10/49	1,000,000	1,065,419
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.754% 2/10/51	622,074	675,465
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class AM VRN 5.821% 2/10/51	500,000	543,022
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4 VRN 6.213% 2/10/51	1,339,041	1,475,222
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A4B 4.943% 9/11/42	875,000	886,078
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	750,000	789,961

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	$500,000	$528,735
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM VRN 5.513% 1/12/45	1,185,000	1,266,573
Bear Stearns Commercial Mortgage Securities, Series 2006-T24, Class AM VRN 5.568% 10/12/41	880,000	931,896
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	700,000	756,117
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	625,000	676,127
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AM VRN 5.742% 9/11/38	900,000	939,579
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class AM VRN 5.896% 6/11/50	1,215,000	1,326,066
Commercial Mortgage Pass Through Certificates, Series 2014-BBG, Class A FRN (a) 0.975% 3/15/29	1,085,000	1,081,831
Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A2 3.147% 2/10/47	845,000	884,036
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A1A VRN 5.740% 6/10/46	560,436	581,426
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class AM VRN 5.776% 6/10/46	400,000	419,305
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 5.798% 12/10/49	1,055,000	1,146,136
DBRR Trust, Series 2013-EZ3, Class A VRN (a) 1.636% 12/18/49	729,456	732,885

	Principal Amount	Value
DBUBS Mortgage Trust, Series 2011-LC3A, Class A1 2.238% 8/10/44	$162,191	$162,683
DBUBS Mortgage Trust, Series 2011-LC2A, Class A2 (a) 3.386% 7/10/44	424,340	434,284
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1 (a) 3.742% 11/10/46	840,354	854,732
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM VRN 5.785% 7/10/38	715,000	747,907
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4 VRN 5.785% 7/10/38	1,075,534	1,114,649
GS Mortgage Securities Corp., Series 2014-4R, Class AS FRN (a) 0.353% 1/26/34	735,000	697,756
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB14, Class AM VRN 5.429% 12/12/44	1,400,000	1,440,010
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	1,152,878	1,209,035
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class AM 5.204% 12/12/49	1,360,000	1,440,409
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	825,000	891,304
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM VRN 5.856% 9/12/49	680,000	740,490
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	450,000	477,240
Morgan Stanley Capital I, Series 2007-HQ11, Class AM VRN 5.478% 2/12/44	885,000	944,223
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	322,052	323,998
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.270% 1/11/43	358,935	398,932
Morgan Stanley Capital I Trust, Series 2012-C4, Class A2 2.111% 3/15/45	575,000	584,679

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
STRIPs Ltd., Series 2012-1A, Class A (a) 1.500% 12/25/44	$252,036	$252,036
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.532% 8/15/39	450,000	454,937
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3 VRN 5.532% 8/15/39	23,210	23,298
VFC LLC, Series 2014-2, Class A (Acquired 7/9/14, Cost $600,000) (a) (b) 2.750% 7/20/30	343,870	343,878
VFC LLC, Series 2015-3, Class A (Acquired 3/25/15, Cost $678,725) (a) (b) 2.750% 12/20/31	680,000	678,908
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class AM VRN 5.321% 12/15/44	1,025,000	1,046,240
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	1,450,000	1,528,844
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AM VRN 5.964% 6/15/45	1,200,000	1,255,057
Wells Fargo Reremic Trust, Series 2012-IO, Class A (a) 1.750% 8/20/21	187,290	187,290
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A2 1.765% 12/15/45	880,000	888,947
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A2 (a) 3.240% 3/15/44	395,752	404,073
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2 (a) 3.791% 2/15/44	475,000	481,942

		36,713,660

Home Equity ABS — 2.2%
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.444% 8/25/35	183,728	183,270
ACE Securities Corp., Series 2005-HE7, Class A2D FRN 0.503% 11/25/35	297,504	293,293
ACE Securities Corp., Series 2005-HE5, Class M2 FRN 0.664% 8/25/35	652,507	647,963

	Principal Amount	Value
Argent Securities, Inc., Series 2005-W2, Class A2B2 FRN 0.434% 10/25/35	$158,677	$158,540
Asset-Backed Funding Certificates, Series 2005-WMC1, Class M1 FRN 0.834% 6/25/35	156,362	155,190
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE3, Class A2 FRN 0.353% 4/25/36	241,119	239,218
Bear Stearns Asset-Backed Securities I Trust, Series 2005-HE12, Class M1 FRN 0.653% 12/25/35	1,000,000	956,843
Citigroup Mortgage Loan Trust, Series 2003-HE4, Class A FRN (a) 0.584% 12/25/33	24,037	24,036
Citigroup Mortgage Loan Trust, Series 2005-OPT4, Class M2 FRN 0.604% 7/25/35	174,554	170,426
Countrywide Asset-Backed Certificates, Series 2005-3, Class MV2 FRN 0.623% 8/25/35	172,304	171,666
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.634% 9/25/34	83,223	81,765
Credit-Based Asset Servicing and Securitization LLC, Series 2006-RP2, Class A2 FRN (a) 0.464% 7/25/36	77,143	76,921
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1 FRN 0.594% 5/25/36	504,378	493,807
First Franklin Mortgage Loan Trust, Series 2005-FF4, Class M1 FRN 0.604% 5/25/35	392,998	391,540
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.414% 1/25/36	217,364	211,578
GSAMP Trust, Series 2005-AHL, Class M1 FRN 0.604% 4/25/35	192,552	183,909
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.344% 8/25/36	160,634	158,776
Home Equity Asset Trust, Series 2005-4, Class M2 FRN 0.834% 10/25/35	24,636	24,640
Home Equity Asset Trust, Series 2005-HF1, Class A2B FRN 0.874% 2/25/36	637,437	612,660
JP Morgan Mortgage Acquisition Corp., Series 2005-FRE1, Class A2V2 FRN 0.393% 10/25/35	744,300	733,559

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Lake Country Mortgage Loan Trust, Series 2005-HE1, Class M1 FRN (a) 0.954% 12/25/32	$141,095	$141,227
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2 FRN 0.999% 6/25/35	787,148	759,923
MASTR Asset-Backed Securities Trust, Series 2005-WMC1, Class M3 FRN 0.894% 3/25/35	875,000	813,800
Merrill Lynch Mortgage Investors Trust, Series 2006-FF1, Class A2C FRN 0.374% 8/25/36	209,080	206,871
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (a) 0.913% 6/28/35	620,060	616,055
Morgan Stanley Capital, Inc., Series 2005-WMC6, Class M2 FRN 0.924% 7/25/35	396,081	397,340
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 6.554% 10/25/28	98	98
NovaStar Mortgage Funding Trust, Series 2005-3, Class A2D FRN 0.544% 1/25/36	882,517	873,007
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A FRN 0.434% 9/25/35	295,480	293,834
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.554% 8/25/35	213,457	211,391
Park Place Securities, Inc., Series 2005-WHQ1, Class M2 FRN 0.674% 3/25/35	193,218	192,776
Residential Asset Mortgage Products, Inc., Series 2005-EFC5, Class M1 FRN 0.574% 10/25/35	693,876	690,081
Residential Asset Mortgage Products, Inc., Series 2005-EFC4, Class M1 FRN 0.584% 9/25/35	268,366	267,179
Residential Asset Securities Corp., Series 2005-AHL3, Class A2 FRN 0.414% 11/25/35	432,060	428,268
Residential Asset Securities Corp., Series 2005-EMX4, Class M1 FRN 0.604% 11/25/35	498,257	490,069
Security National Mortgage Loan Trust, Series 2006-3A, Class A1 FRN (a) 0.454% 1/25/37	532,012	530,523

	Principal Amount	Value
Structured Asset Investment Loan Trust, Series 2005-7, Class A5 FRN 0.534% 8/25/35	$161,901	$160,753

		13,042,795

Other ABS — 9.6%
321 Henderson Receivables I LLC, Series 2006-1A, Class A1 FRN (a) 0.375% 3/15/41	646,733	636,175
321 Henderson Receivables I LLC, Series 2006-2A, Class A1 FRN (a) 0.375% 6/15/41	670,448	654,528
321 Henderson Receivables I LLC, Series 2010-3A, Class A (a) 3.820% 12/15/48	1,057,684	1,112,604
AIMCO CLO Ltd., Series 2014-AA, Class A FRN (a) 1.797% 7/20/26	1,000,000	999,369
Alterna Funding I LLC, Series 2014-1A, Class NOTE (a) 1.639% 2/15/21	674,578	675,422
ARL First LLC, Series 2012-1A, Class A1 FRN (a) 1.925% 12/15/42	1,287,112	1,293,708
Ascentium Equipment Receivables LLC, Series 2014-1A, Class A2 (a) 1.040% 1/10/17	1,156,790	1,156,556
Ascentium Equipment Receivables LLC, Series 2014-1A, Class B (a) 1.580% 10/10/18	700,000	699,494
BCC Funding VIII LLC, Series 2014-1A, Class A (a) 1.794% 6/20/20	332,682	332,474
Birchwood Park CLO Ltd., Series 2014-1A, Class A FRN (a) 1.693% 7/15/26	1,010,000	1,007,099
CAN Capital Funding LLC, Series 2014-1A, Class A (a) 3.117% 4/15/20	880,000	876,700
Carlyle Global Market Strategies, Series 2014-1A, Class A FRN (a) 1.777% 4/17/25	1,520,000	1,520,161
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (a) 4.474% 3/20/43	388,000	399,782
CLI Funding LLC, Series 2006-1A, Class A FRN (a) 0.353% 8/18/21	1,157,185	1,150,820
Credit-Based Asset Servicing and Securitization LLC, Series 2006-RP2, Class A3 FRN (a) 0.474% 7/25/36	1,000,000	975,094

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
DB Master Finance LLC, Series 2015-1A, Class A2I (a) 3.262% 2/20/45	$670,000	$670,112
Diamond Resorts Owner Trust, Series 2014-1, Class A (a) 2.540% 5/20/27	491,347	493,018
Direct Capital Funding V LLC, Series 2013-2, Class A2 (a) 1.730% 8/20/18	675,505	676,156
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (a) 5.216% 1/25/42	1,178,825	1,233,963
Dong Fang Container Finance II SPV Ltd., Series 2014-1A, Class A1 (a) 1.950% 11/25/39	916,667	909,489
Drug Royalty Corp., Inc., Series 2014-1, Class A1 FRN (a) 3.081% 7/15/23	767,710	779,604
Drug Royalty Corp., Inc., Series 2012-1, Class A1 FRN (a) 5.503% 7/15/24	470,769	484,397
Eaton Vance CLO, Series 2014-1A, Class A FRN (a) 1.703% 7/15/26	1,275,000	1,271,347
Element Rail Leasing I LLC, Series 2014-1A, Class A1 (a) 2.299% 4/19/44	604,229	601,732
Element Rail Leasing II LLC, Series 2015-1A, Class A1 (a) 2.707% 2/19/45	300,000	301,093
FNA Trust, Series 2014-1A, Class A (a) 1.296% 12/10/22	821,770	821,513
FRS I LLC, Series 2013-1A, Class A1 (a) 1.800% 4/15/43	295,644	298,623
Global Container Assets Ltd., Series 2015-1A, Class A1 (a) 2.100% 2/05/30	587,500	584,463
Global Container Assets Ltd., Series 2013-1A, Class A1 (a) 2.200% 11/05/28	702,898	700,709
Global SC Funding One Ltd., Series 2015-1, Class B1 (a) 2.740% 1/18/30	472,947	472,873
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A FRN (a) 1.406% 4/25/25	1,505,000	1,477,021
Hercules Capital Funding Trust, Series 2012-1A, Class A (a) 3.320% 12/16/17	26,002	26,181
Hercules Capital Funding Trust, Series 2014-1A, Class A (a) 3.524% 4/16/21	420,000	419,869

	Principal Amount	Value
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (a) 2.422% 6/02/17	$575,000	$583,860
Hilton Grand Vacations Trust, Series 2014-AA, Class A (a) 1.770% 11/25/26	956,654	949,123
Hilton Grand Vacations Trust, Series 2013-A, Class A (a) 2.280% 1/25/26	785,373	791,833
Horizon Funding Trust, Series 2013-1A, Class A (a) 3.000% 5/15/18	250,737	252,069
Icon Brand Holdings LLC, Series 2012-1A, Class A (a) 4.229% 1/25/43	459,146	459,982
Icon Brand Holdings LLC, Series 2013-1A, Class A (a) 4.352% 1/25/43	492,071	499,944
ING Investment Management CLO Ltd., Series 2013-3A, Class A1 FRN (a) 1.707% 1/18/26	790,000	787,327
ING Investment Management CLO V Ltd., Series 2007-5A, Class A1A FRN (a) 0.485% 5/01/22	1,502,687	1,494,724
LCM Ltd., Series 10AR, Class AR FRN (a) 1.513% 4/15/22	1,400,000	1,395,194
LCM Ltd., Series 16A, Class A FRN (a) 1.753% 7/15/26	1,250,000	1,248,872
Madison Park Funding XII Ltd., Series 2014-12A, Class A FRN (a) 1.757% 7/20/26	1,250,000	1,249,997
Marriott Vacation Club Owner Trust, Series 2009-2A, Class A (a) 4.809% 7/20/31	482,929	483,814
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M4 FRN 1.119% 4/25/35	1,236,270	1,222,803
MVW Owner Trust, Series 2013-1A, Class A (a) 2.150% 4/22/30	730,733	732,676
MVW Owner Trust, Series 2014-2, Class A (a) 2.250% 9/20/31	1,270,746	1,269,168
Nations Equipment Finance Funding I LLC, Series 2013-1A, Class A (a) 1.697% 11/20/16	95,330	95,416
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (a) 1.558% 7/20/18	462,079	461,989

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Navitas Equipment Receivables LLC, Series 2015-1, Class A2 (a) 2.120% 11/15/18	$750,000	$749,901
New York City Tax Lien, Series 2014-A, Class A (a) 1.030% 11/10/27	397,676	397,561
OnDeck Asset Securitization Trust, Series 2014-1A, Class A (a) 3.150% 5/17/18	500,000	500,818
Orange Lake Timeshare Trust, Series 2014-AA, Class A (a) 2.290% 7/09/29	266,018	269,228
Oxford Finance Funding Trust, Series 2014-1A, Class A (a) 3.475% 12/15/22	320,000	321,238
RAAC, Series 2006-RP2, Class A FRN (a) 0.424% 2/25/37	690,103	684,796
Race Point VIII CLO Ltd., Series 2012-7A, Class A FRN (a) 1.675% 11/08/24	550,000	548,983
SBA Tower Trust, Series 2014-1A, Class C STEP (a) 2.898% 10/15/44	850,000	860,331
Sierra Receivables Funding Co. LLC, Series 2014-2A, Class A (a) 2.050% 6/20/31	694,178	692,427
Sierra Receivables Funding Co. LLC, Series 2013-2A, Class A (a) 2.280% 11/20/25	600,015	601,181
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (a) 2.840% 11/20/28	165,674	167,713
Sierra Receivables Funding Co. LLC, Series 2011-3A, Class A (a) 3.370% 7/20/28	116,271	118,719
Sonic Capital LLC, Series 2011-1A, Class A2 (a) 5.438% 5/20/41	1,106,200	1,169,507
SpringCastle America Funding LLC, Series 2014-AA, Class A (a) 2.700% 5/25/23	1,158,257	1,161,109
Springleaf Funding Trust, Series 2013-AA, Class A (a) 2.580% 9/15/21	560,150	560,185
SVO VOI Mortgage LLC, Series 2010-AA, Class A (a) 3.650% 7/20/27	158,711	162,375
TAL Advantage LLC, Series 2006-1A FRN (a) 0.366% 4/20/21	411,667	410,970

	Principal Amount	Value
TAL Advantage LLC, Series 2014-2A, Class A1 (a) 1.700% 5/20/39	$787,298	$782,259
Trade MAPS 1 Ltd., Series 2013-1A, Class A FRN (a) 0.875% 12/10/18	1,275,000	1,274,277
Trafigura Securitisation Finance PLC, Series 2012-1A, Class A FRN (a) 2.575% 10/15/15	2,340,000	2,340,848
Trip Rail Master Funding LLC, Series 2011-1A, Class A1B FRN (a) 2.675% 7/15/41	660,674	680,109
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (a) 4.370% 7/15/41	618,503	649,068
Westgate Resorts LLC, Series 2014-1A, Class A (a) 2.150% 12/20/26	920,305	914,868

		55,709,411

Student Loans ABS — 2.9%
Access Group, Inc., Series 2007-A, Class A2 FRN 0.392% 8/25/26	53,092	52,984
Access Group, Inc., Series 2004-A, Class A2 FRN 0.516% 4/25/29	478,113	475,206
Access Group, Inc., Series 2003-A, Class A3 FRN 1.225% 7/01/38	872,225	792,529
CIT Education Loan Trust, Series 2005-1, Class A3 FRN 0.391% 3/15/26	479,182	476,586
Education Funding Capital Trust I, Series 2004-1, Class A6 FRN 1.673% 6/15/43	450,000	445,185
Education Funding Capital Trust I, Series 2004-1, Class A4 FRN 1.675% 6/15/43	1,050,000	1,049,601
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.902% 6/15/43	100,000	95,365
GCO Education Loan Funding Trust, Series 2006-2A, Class A2L FRN (a) 0.362% 8/25/25	394,963	394,529
Kentucky Higher Education Student Loan Corp., Series 2015-1, Class A1 FRN 0.922% 12/01/31	940,000	941,861
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2 FRN 0.556% 10/28/41	277,753	276,842

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4 FRN 0.579% 9/27/35	$685,000	$658,382
National Collegiate Student Loan Trust, Series 2007-1, Class A2 FRN 0.304% 11/27/28	715,994	708,911
National Collegiate Student Loan Trust, Series 2006-3, Class A3 FRN 0.324% 10/25/27	1,238,173	1,219,721
National Collegiate Student Loan Trust, Series 2005-2, Class A3 FRN 0.364% 2/25/28	745,224	743,266
National Collegiate Student Loan Trust, Series 2004-1, Class A2 FRN 0.527% 6/25/27	1,205,612	1,196,628
Navient Private Education Loan Trust, Series 2014-AA, Class A2A (a) 2.740% 2/15/29	930,000	936,455
Nelnet Student Loan Trust, Series 2014-6A, Class A FRN (a) 0.824% 11/25/47	952,225	946,923
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (a) 0.974% 4/25/46	223,806	225,004
North Carolina State Education Assistance Authority FRN 1.156% 1/26/26	586,923	590,204
Northstar Education Finance, Inc., Series 2006-A, Class A3 FRN 0.472% 5/28/26	65,051	65,009
Pennsylvania Higher Education Assistance Agency, Series 2004 A-1, Class B-1 FRN 1.673% 4/25/44	350,000	341,361
SLC Student Loan Trust, Series 2006-A, Class A5 FRN 0.423% 7/15/36	358,912	356,709
SLM Student Loan Trust, Series 2006-10, Class B FRN 0.476% 3/25/44	516,838	452,743
SLM Student Loan Trust, Series 2002-5, Class B FRN 0.701% 9/16/24	880,000	867,829
SLM Student Loan Trust, Series 2003-11, Class B FRN 0.921% 12/15/38	664,586	614,226
SLM Student Loan Trust, Series 2003-5, Class A7 FRN 0.950% 6/17/30	100,000	100,000
SLM Student Loan Trust, Series 2012-A, Class A1 FRN (a) 1.575% 8/15/25	273,299	275,682

	Principal Amount	Value
Social Professional Loan Program LLC, Series 2014-B, Class A1 FRN (a) 1.423% 8/25/32	$1,007,803	$999,647
Social Professional Loan Program LLC, Series 2014-A, Class A2 (a) 3.020% 10/25/27	493,432	501,626

		16,801,014

WL Collateral CMO — 0.2%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 2.663% 8/25/34	132,431	128,657
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 FRN 2.659% 2/25/34	31,760	31,448
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 2.909% 9/25/33	9,425	8,926
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 FRN 2.474% 8/25/34	27,445	26,258
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A FRN 2.371% 8/25/34	99,037	83,470
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.424% 8/25/36	128,761	126,141
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IIA2 FRN 2.379% 2/25/34	227,856	231,550
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA FRN 2.591% 7/25/33	6,515	6,456
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA FRN 2.600% 2/25/34	12,471	11,922
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.375% 2/25/34	324	333
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A FRN 2.535% 3/25/34	57,982	58,928
WaMu Mortgage Pass-Through Certificates, Series 2004-AR2, Class A FRN 1.528% 4/25/44	145,042	150,587

		864,676

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.423% 11/25/37	$217,363	$215,516
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.760% 6/25/32	40,576	39,690

		255,206

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $144,277,300)		144,265,984

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 6.6%
Collateralized Mortgage Obligations — 6.0%
Federal Home Loan Mortgage Corp. Series 4291, Class K 3.000% 5/15/38	2,869,693	2,982,935
Series 4447, Class PA 3.000% 12/15/44	725,000	765,817
Series 3990, Class VA 3.500% 1/15/25	1,712,471	1,846,683
Series 4213, Class VE 3.500% 6/15/26	1,602,408	1,724,735
Series 4290, Class CA 3.500% 12/15/38	3,899,421	4,136,420
Series 2626, Class A 4.000% 6/15/33	1,181,921	1,268,233
Series 4328, Class DA 4.000% 1/15/36	3,144,337	3,368,113
Series 4325, Class MA 4.000% 9/15/39	3,745,425	4,005,419
Series 4336, Class MA 4.000% 1/15/40	5,824,468	6,234,721
Series 4323, Class CA 4.000% 3/15/40	1,695,281	1,831,116
Federal National Mortgage Association Series 2014-14, Class A 3.500% 2/25/37	2,081,909	2,200,043
Series 2014-48, Class AB 4.000% 10/25/40	1,839,251	1,975,348
Series 2013-112, Class HQ 4.000% 11/25/43	772,333	826,762

Government National Mortgage Association, Series 2014-131, Class BW FRN 3.855% 5/20/41	1,474,141	1,533,764

		34,700,109

	Principal Amount	Value
Pass-Through Securities — 0.6%
Federal Home Loan Mortgage Corp. Pool #1Q0239 2.416% 3/01/37 FRN	$865,836	$926,038
Pool #E00856 7.500% 6/01/15	151	152
Federal National Mortgage Association Pool #775539 2.117% 5/01/34 FRN	140,990	150,474
Pool #725692 2.270% 10/01/33 FRN	169,229	179,917
Pool #888586 2.340% 10/01/34 FRN	345,152	367,887
Pool #684154 5.500% 2/01/18	8,964	9,392
Pool #702331 5.500% 5/01/18	148,351	156,175
Pool #725796 5.500% 9/01/19	744,447	794,255
Pool #844564 5.500% 12/01/20	152,707	164,714
Government National Mortgage Association Pool #507545 7.500% 8/15/29	33,175	40,336
Government National Mortgage Association II Pool #82488 1.625% 3/20/40 FRN	423,929	440,005
Pool #82462 3.500% 1/20/40 FRN	338,872	352,889

		3,582,234

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $37,985,621)		38,282,343

U.S. TREASURY OBLIGATIONS — 26.0%
U.S. Treasury Bonds & Notes — 26.0%
U.S. Treasury Note (c) (d) 0.875% 11/15/17	97,100,000	97,340,856
U.S. Treasury Note 1.000% 12/15/17	53,520,000	53,797,009

		151,137,865

TOTAL U.S. TREASURY OBLIGATIONS (Cost $150,164,471)		151,137,865

TOTAL BONDS & NOTES (Cost $566,619,071)		568,903,371

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Notional Amount	Value
PURCHASED OPTIONS — 0.1%
Financial — 0.1%
Diversified Financial — 0.1%
3-Month USD LIBOR BBA 10 Year Swaption, Call, Expires 4/25/16, Strike 1.90 (OTC — Credit Suisse International); Underlying swap terminates 4/27/26	$48,380,000	$776,616

TOTAL PURCHASED OPTIONS (Cost $785,518)		776,616

TOTAL LONG-TERM INVESTMENTS (Cost $568,649,589)		570,937,218

	Principal Amount
SHORT-TERM INVESTMENTS — 3.2%
Commercial Paper — 3.1%
CenterPoint Energy, Inc. (a) 0.400% 4/01/15	$7,200,000	7,200,000
Glencore Funding LLC (a) 0.630% 5/11/15	5,000,000	4,996,500
Holcim US Finance SARL & Cie (a) 0.550% 5/05/15	3,000,000	2,998,442
Vodafone Group PLC (a) 0.470% 6/08/15	3,000,000	2,997,336

		18,192,278

Time Deposits — 0.1%
Euro Time Deposit 0.010% 4/01/15	267,467	267,467

TOTAL SHORT-TERM INVESTMENTS (Cost $18,459,745)		18,459,745

TOTAL INVESTMENTS — 101.4% (Cost $587,109,334) (e)		589,396,963

Other Assets/(Liabilities) — (1.4)%		(7,883,331)

NET ASSETS — 100.0%		$581,513,632

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
OTC	Over-the-counter
PAC	Planned Amortization Class
STEP	Step Up Bond
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, these securities amounted to a value of $160,317,052 or 27.57% of net assets.
(b)	Restricted security. Certain securities are restricted as to resale. At March 31, 2015, these securities amounted to a value of $1,022,786 or 0.18% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(c)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(d)	All or a portion of this security is held as collateral for open swap agreements. (Note 2).
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 144.0%

CORPORATE DEBT — 4.4%
Auto Manufacturers — 0.3%
Nissan Motor Acceptance Corp. FRN (a) 0.812% 3/03/17	$1,100,000	$1,103,110

Banks — 0.8%
Deutsche Bank AG FRN 0.868% 2/13/17	1,750,000	1,755,068
First Horizon National Corp. 5.375% 12/15/15	390,000	400,064
The Huntington National Bank FRN 0.681% 4/24/17	765,000	763,974

		2,919,106

Computers — 0.2%
Hewlett-Packard Co. 2.650% 6/01/16	700,000	713,086

Diversified Financial — 1.3%
Ford Motor Credit Co. LLC 12.000% 5/15/15	700,000	708,605
The Goldman Sachs Group, Inc. FRN 0.885% 6/04/17	1,625,000	1,624,802
The Goldman Sachs Group, Inc. FRN 1.071% 12/15/17	2,250,000	2,259,411

		4,592,818

Holding Company – Diversified — 0.3%
MUFG Americas Holdings Corp. FRN 0.826% 2/09/18	870,000	871,201

Oil & Gas — 0.4%
Petrobras Global Finance BV FRN 2.631% 3/17/17	970,000	892,301
Transocean, Inc. 4.950% 11/15/15	548,000	557,590

		1,449,891

Pharmaceuticals — 0.7%
Actavis Funding SCS FRN 1.143% 9/01/16	1,250,000	1,253,000
Actavis Funding SCS FRN 1.348% 3/12/18	1,250,000	1,257,893

		2,510,893

Real Estate Investment Trusts (REITS) — 0.3%
DDR Corp. 9.625% 3/15/16	945,000	1,019,262

Telecommunications — 0.1%
GTP Acquisition Partners I LLC (a) 4.347% 6/15/41	430,000	437,842

TOTAL CORPORATE DEBT (Cost $10,767,450)		15,617,209

	Principal Amount	Value
MUNICIPAL OBLIGATIONS — 0.1%
Louisiana State Public Facilities Authority FRN 1.156% 4/26/27	$257,929	$258,770

TOTAL MUNICIPAL OBLIGATIONS (Cost $257,928)		258,770

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 43.6%
Auto Floor Plan ABS — 0.3%
Ally Master Owner Trust, Series 2015-2, Class A1 FRN 0.742% 1/15/21	900,000	900,039
NCF Dealer Floorplan Master Trust, Series 2014-1A, Class A FRN (a) 1.676% 10/20/20	250,000	250,010

		1,150,049

Automobile ABS — 14.8%
American Credit Acceptance Receivables Trust, Series 2014-2, Class A (a) 0.990% 10/10/17	133,861	133,812
American Credit Acceptance Receivables Trust, Series 2014-3, Class A (a) 0.990% 8/10/18	455,927	455,654
American Credit Acceptance Receivables Trust, Series 2014-1, Class A (a) 1.140% 3/12/18	264,376	264,483
American Credit Acceptance Receivables Trust, Series 2013-2, Class A (a) 1.320% 2/15/17	90,004	90,043
American Credit Acceptance Receivables Trust, Series 2014-4, Class A (a) 1.330% 7/10/18	832,199	832,410
American Credit Acceptance Receivables Trust, Series 2013-1, Class A (a) 1.450% 4/16/18	188,234	188,561
American Credit Acceptance Receivables Trust, Series 2012-3, Class A (a) 1.640% 11/15/16	11,917	11,926
American Credit Acceptance Receivables Trust, Series 2012-3, Class C (a) 2.780% 9/17/18	520,000	522,876
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class A2B FRN 0.495% 4/09/18	1,590,119	1,589,694
AmeriCredit Automobile Receivables Trust, Series 2014-1, Class A2 0.570% 7/10/17	181,827	181,932

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
AmeriCredit Automobile Receivables Trust, Series 2013-4, Class A2 0.740% 11/08/16	$41,902	$41,904
ARI Fleet Lease Trust, Series 2013-A, Class A2 (a) 0.700% 12/15/15	62,115	62,120
ARI Fleet Lease Trust, Series 2012-A, Class A FRN (a) 0.725% 3/15/20	79,419	79,441
Bank of The West Auto Trust, Series 2014-1, Class A4 (a) 1.650% 3/16/20	420,000	423,179
California Republic Auto Receivables Trust, Series 2013-2, Class A2 1.230% 3/15/19	364,698	365,853
California Republic Auto Receivables Trust, Series 2013-1, Class A2 (a) 1.410% 9/17/18	1,082,962	1,085,483
Capital Auto Receivables Asset Trust, Series 2014-3, Class A1 FRN 0.496% 2/21/17	860,000	859,322
Capital Auto Receivables Asset Trust, Series 2014-1, Class A1B FRN 0.526% 5/20/16	721,014	721,072
CarNow Auto Receivables Trust, Series 2014-1A, Class A (a) 0.960% 1/17/17	794,314	793,733
CFC LLC, Series 2014-2A, Class A (a) 1.440% 11/16/20	349,105	347,334
CFC LLC, Series 2014-1A, Class A (a) 1.460% 12/17/18	251,830	251,515
CFC LLC, Series 2013-1A, Class A (a) 1.650% 7/17/17	32,952	32,973
CFC LLC, Series 2013-2A, Class A (a) 1.750% 11/15/17	211,956	212,330
CFC LLC, Series 2015-1A, Class A (a) 1.750% 6/15/21	663,631	662,344
Chesapeake Funding LLC, Series 2012-2A, Class A FRN (a) 0.625% 5/07/24	337,214	337,125
Chesapeake Funding LLC, Series 2012-1A, Class A FRN (a) 0.925% 11/07/23	171,407	171,486
Chesapeake Funding LLC, Series 2015-1A, Class B FRN (a) 1.122% 2/07/27	260,000	260,011
CPS Auto Trust, Series 2014-B, Class A (a) 1.110% 11/15/18	589,554	587,863
CPS Auto Trust, Series 2014-A, Class A (a) 1.210% 8/15/18	233,616	233,315

	Principal Amount	Value
CPS Auto Trust, Series 2014-C, Class A (a) 1.310% 2/15/19	$580,871	$580,027
CPS Auto Trust, Series 2012-D, Class A (a) 1.480% 3/16/20	241,732	242,451
CPS Auto Trust, Series 2014-D, Class A (a) 1.490% 4/15/19	811,349	810,556
CPS Auto Trust, Series 2015-A, Class A (a) 1.530% 7/15/19	500,000	500,003
CPS Auto Trust, Series 2013-D, Class A (a) 1.540% 7/16/18	484,069	484,831
CPS Auto Trust, Series 2013-C, Class A (a) 1.640% 4/16/18	361,782	362,350
CPS Auto Trust, Series 2012-C, Class A (a) 1.820% 12/16/19	247,642	248,765
CPS Auto Trust, Series 2013-B, Class A (a) 1.820% 9/15/20	538,987	540,125
CPS Auto Trust, Series 2012-A, Class A (a) 2.780% 6/17/19	159,409	161,289
CPS Auto Trust, Series 2011-B, Class A (a) 3.680% 9/17/18	222,826	225,256
Credit Acceptance Auto Loan Trust, Series 2013-1A, Class A (a) 1.210% 10/15/20	1,000,000	1,000,912
Credit Acceptance Auto Loan Trust, Series 2013-2A, Class A (a) 1.500% 4/15/21	250,000	250,779
Credit Acceptance Auto Loan Trust, Series 2012-2A, Class A (a) 1.520% 3/16/20	616,892	617,858
Credit Acceptance Auto Loan Trust, Series 2014-2A, Class A (a) 1.880% 3/15/22	680,000	681,133
Drive Auto Receivables Trust, Series 2015-AA, Class A1 (a) 0.470% 3/15/16	2,200,000	2,200,092
Drive Auto Receivables Trust, Series 2015-AA, Class A2 (a) 1.010% 11/15/17	1,200,000	1,199,996
Drive Auto Receivables Trust, Series 2015-AA, Class A3 (a) 1.430% 7/16/18	560,000	560,019

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
DT Auto Owner Trust, Series 2014-1A, Class A (a) 0.660% 7/17/17	$132,721	$132,698
DT Auto Owner Trust, Series 2014-3A, Class A (a) 0.980% 4/16/18	320,408	320,168
DT Auto Owner Trust, Series 2015-1A, Class A (a) 1.060% 9/17/18	2,154,379	2,153,123
Enterprise Fleet Financing LLC, Series 2012-2, Class A2 (a) 0.720% 4/20/18	183,916	183,944
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 (a) 0.870% 9/20/19	531,496	531,517
Exeter Automobile Receivables Trust, Series 2014-2A, Class A (a) 1.060% 8/15/18	328,996	328,150
Exeter Automobile Receivables Trust, Series 2013-1A, Class A (a) 1.290% 10/16/17	70,559	70,618
Exeter Automobile Receivables Trust, Series 2014-1A, Class A (a) 1.290% 5/15/18	289,563	290,122
Exeter Automobile Receivables Trust, Series 2012-2A, Class A (a) 1.300% 6/15/17	42,224	42,232
Exeter Automobile Receivables Trust, Series 2014-3A, Class A (a) 1.320% 1/15/19	319,945	319,476
Exeter Automobile Receivables Trust, Series 2013-2A, Class A (a) 1.490% 11/15/17	211,187	211,604
Exeter Automobile Receivables Trust, Series 2015-1A, Class A (a) 1.600% 6/17/19	640,000	639,239
Exeter Automobile Receivables Trust, Series 2012-2A, Class B (a) 2.220% 12/15/17	900,000	905,657
First Investors Auto Owner Trust, Series 2013-3A, Class A2 (a) 0.890% 9/15/17	386,362	386,444
First Investors Auto Owner Trust, Series 2013-1A, Class A2 (a) 0.900% 10/15/18	405,176	405,504
First Investors Auto Owner Trust, Series 2014-3A, Class A2 (a) 1.060% 11/15/18	900,000	899,139
First Investors Auto Owner Trust, Series 2013-2A, Class A2 (a) 1.230% 3/15/19	312,874	313,368

	Principal Amount	Value
Flagship Credit Auto Trust, Series 2014-1, Class A (a) 1.210% 4/15/19	$438,823	$437,993
Flagship Credit Auto Trust, Series 2014-2, Class A (a) 1.430% 12/16/19	420,872	420,223
Flagship Credit Auto Trust, Series 2015-1, Class A (a) 1.630% 6/15/20	745,000	743,826
Flagship Credit Auto Trust, Series 2013-2, Class A (a) 1.940% 1/15/19	374,111	375,576
Navistar Financial Dealer Note Master Trust, Series 2014-1, Class A (a) 0.921% 10/25/19	1,300,000	1,300,004
Oscar US Funding Trust, Series 2014-1A, Class A2 (a) 1.000% 8/15/17	800,000	799,969
Oscar US Funding Trust II, Series 2015-1A, Class A1 (a) 0.480% 3/15/16	2,200,000	2,200,000
Prestige Auto Receivables Trust, Series 2015-1, Class A1 (a) 0.500% 4/15/16	2,100,000	2,100,088
Prestige Auto Receivables Trust, Series 2014-1A, Class A2 (a) 0.970% 3/15/18	220,709	220,693
Santander Drive Auto Receivables Trust, Series 2014-4, Class A2B FRN 0.495% 1/16/18	614,594	614,461
Santander Drive Auto Receivables Trust, Series 2014-1, Class A2B FRN 0.545% 6/15/17	128,783	128,787
Santander Drive Auto Receivables Trust, Series 2013-5, Class A2B FRN 0.555% 4/17/17	21,952	21,953
Santander Drive Auto Receivables Trust, Series 2014-5, Class A2B FRN 0.575% 4/16/18	900,000	900,038
Santander Drive Auto Receivables Trust, Series 2015-1, Class A2B FRN 0.625% 7/16/18	1,300,000	1,300,054
Santander Drive Auto Receivables Trust, Series 2013-A, Class A3 (a) 1.020% 1/16/18	1,421,757	1,423,742
Santander Drive Auto Receivables Trust, Series 2013-2, Class B 1.330% 3/15/18	510,000	511,222
Santander Drive Auto Receivables Trust, Series 2013-5, Class B 1.550% 10/15/18	1,405,000	1,411,447

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Santander Drive Auto Receivables Trust, Series 2012-4, Class B 1.830% 3/15/17	$150,951	$151,100
Santander Drive Auto Receivables Trust, Series 2012-4, Class C 2.940% 12/15/17	400,000	404,260
Tidewater Auto Receivables Trust, Series 2014-AA, Class A2 (a) 0.960% 7/15/17	507,393	507,268
Tidewater Auto Receivables Trust, Series 2012-AA, Class A3 (a) 1.990% 4/15/19	120,880	121,054
United Auto Credit Securitization Trust, Series 2014-1, Class A2 (a) 0.740% 6/15/16	483,799	483,791
United Auto Credit Securitization Trust, Series 2015-1, Class A (a) 1.160% 2/15/17	1,750,000	1,750,023
Westlake Automobile Receivables Trust, Series 2015-1A, Class A1 (a) 0.400% 3/15/16	1,750,000	1,750,074
Westlake Automobile Receivables Trust, Series 2014-1A, Class A2 (a) 0.700% 5/15/17	345,131	344,791
Westlake Automobile Receivables Trust, Series 2014-2A, Class A2 (a) 0.970% 10/16/17	340,000	339,927
Westlake Automobile Receivables Trust, Series 2013-1A, Class A2 (a) 1.120% 1/15/18	210,324	210,500
Westlake Automobile Receivables Trust, Series 2015-1A, Class A2 (a) 1.170% 3/15/18	900,000	899,992

		52,472,095

Commercial MBS — 1.9%
Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4 VRN 5.575% 6/10/49	300,000	319,626
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class A4 VRN 5.179% 9/10/47	932,035	941,737
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class AM VRN 5.179% 9/10/47	610,000	622,905
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T22, Class A4 VRN 5.575% 4/12/38	393,516	403,778

	Principal Amount	Value
Commercial Mortgage Pass Through Certificates, Series 2014-BBG, Class A FRN (a) 0.975% 3/15/29	$520,000	$518,481
DBRR Trust, Series 2013-EZ3, Class A VRN (a) 1.636% 12/18/49	383,486	385,288
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1 (a) 3.742% 11/10/46	574,979	584,817
GS Mortgage Securities Trust, Series 2011-GC3, Class A2 (a) 3.645% 3/10/44	333,810	339,369
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class AM 4.780% 7/15/42	450,000	451,034
STRIPs Ltd., Series 2012-1A, Class A (a) 1.500% 12/25/44	1,251,664	1,251,664
VFC LLC, Series 2014-2, Class A (Acquired 7/9/14, Cost $300,000) (a) (b) 2.750% 7/20/30	171,935	171,939
VFC LLC, Series 2015-3, Class A (Acquired 3/25/15, Cost $399,250) (a) (b) 2.750% 12/20/31	400,000	399,358
Wells Fargo Reremic Trust, Series 2012-IO, Class A (a) 1.750% 8/20/21	337,377	337,377

		6,727,373

Home Equity ABS — 0.9%
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.444% 8/25/35	96,345	96,105
ACE Securities Corp., Series 2005-HE5, Class M2 FRN 0.664% 8/25/35	397,870	395,100
Asset-Backed Securities Corp. Trust, Series 2005-HE2, Class M1 FRN 0.849% 2/25/35	65,435	64,856
Citigroup Mortgage Loan Trust, Inc., Series 2005-HE1, Class M2 FRN 0.834% 5/25/35	1,462	1,460
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.634% 9/25/34	51,162	50,265
Countrywide Asset-Backed Certificates, Series 2005-6, Class M1 FRN 0.664% 12/25/35	369,476	368,872
Credit-Based Asset Servicing and Securitization LLC, Series 2006-RP2, Class A2 FRN (a) 0.464% 7/25/36	110,212	109,895

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1 FRN 0.594% 5/25/36	$340,619	$333,480
First Franklin Mortgage Loan Trust, Series 2005-FF4, Class M1 FRN 0.604% 5/25/35	216,374	215,572
Home Equity Asset Trust, Series 2005-4, Class M2 FRN 0.834% 10/25/35	19,450	19,453
Lake Country Mortgage Loan Trust, Series 2005-HE1, Class M1 FRN (a) 0.954% 12/25/32	101,588	101,683
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2 FRN 0.999% 6/25/35	483,924	467,186
MASTR Asset-Backed Securities Trust, Series 2005-WMC1, Class M2 FRN 0.849% 3/25/35	236,871	235,003
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (a) 0.913% 6/28/35	486,321	483,180
Morgan Stanley Home Equity Loan Trust, Series 2005-3, Class M1 FRN 0.624% 8/25/35	164,619	164,520
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.554% 8/25/35	120,070	118,908

		3,225,538

Other ABS — 14.7%
321 Henderson Receivables I LLC, Series 2006-1A, Class A1 FRN (a) 0.375% 3/15/41	883,040	868,624
321 Henderson Receivables I LLC, Series 2006-2A, Class A1 FRN (a) 0.375% 6/15/41	1,122,665	1,096,007
321 Henderson Receivables LLC, Series 2006-3A, Class A1 FRN (a) 0.375% 9/15/41	353,934	344,080
321 Henderson Receivables LLC, Series 2006-4A, Class A1 FRN (a) 0.375% 12/15/41	702,802	688,387
ALM XII Ltd., Series 2015-12A, Class X FRN (a) 1.199% 4/16/27	865,000	864,998
Alterna Funding I LLC, Series 2014-1A, Class NOTE (a) 1.639% 2/15/21	361,381	361,833
ARL First LLC, Series 2012-1A, Class A1 FRN (a) 1.925% 12/15/42	1,200,043	1,206,193
Ascentium Equipment Receivables LLC, Series 2015-1A, Class A1 (a) 0.480% 3/10/16	1,300,000	1,300,759

	Principal Amount	Value
Ascentium Equipment Receivables LLC, Series 2014-1A, Class A2 (a) 1.040% 1/10/17	$563,174	$563,060
Ascentium Equipment Receivables LLC, Series 2015-1A, Class A2 (a) 1.150% 7/10/17	1,310,000	1,310,636
Ascentium Equipment Receivables LLC, Series 2014-1A, Class B (a) 1.580% 10/10/18	340,000	339,754
BCC Funding VIII LLC, Series 2014-1A, Class A (a) 1.794% 6/20/20	582,193	581,829
CCG Receivables Truste, Series 2013-1, Class A2, ABS, 144A (a) 1.050% 8/14/20	200,962	201,175
CIT Equipment Collateral, Series 2014-VT1, Class A2 (a) 0.860% 5/22/17	1,400,000	1,399,434
CLI Funding LLC, Series 2006-1A, Class A FRN (a) 0.353% 8/18/21	3,440,054	3,421,134
Consumer Credit Origination Loan Trust, Series 2015-1, Class A (a) 2.820% 3/15/21	238,616	238,613
DB Master Finance LLC, Series 2015-1A, Class A2I (a) 3.262% 2/20/45	400,000	400,067
Diamond Resorts Owner Trust, Series 2013-1, Class A (a) 1.950% 1/20/25	1,250,297	1,252,199
Diamond Resorts Owner Trust, Series 2013-2, Class A (a) 2.270% 5/20/26	522,544	525,524
Direct Capital Funding IV LLC, Series 2013-1, Class A (a) 1.673% 12/20/17	59,056	59,110
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (a) 5.216% 1/25/42	1,275,450	1,335,107
Dong Fang Container Finance II SPV Ltd., Series 2014-1A, Class A1 (a) 1.950% 11/25/39	458,333	454,745
Drug Royalty Corp., Inc., Series 2014-1, Class A1 FRN (a) 3.081% 7/15/23	655,362	665,515
Dryden XI-Leveraged Loan CDO, Series 2006-11A, Class A1 FRN (a) 0.502% 4/12/20	450,069	446,566
Flatiron CLO Ltd., Series 2015-1A, Class X FRN (a) 1.295% 4/15/27	1,300,000	1,300,001
FNA Trust, Series 2014-1A, Class A (a) 1.296% 12/10/22	1,027,212	1,026,891

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
GE Dealer Floorplan Master Note Trust, Series 2014-1, Class A FRN 0.556% 7/20/19	$640,000	$640,014
Global Container Assets Ltd., Series 2015-1A, Class A1 (a) 2.100% 2/05/30	391,667	389,642
Global Container Assets Ltd., Series 2013-1A, Class A1 (a) 2.200% 11/05/28	926,172	923,288
Global Container Assets Ltd., Series 2013-1A, Class A2 (a) 3.300% 11/05/28	750,000	743,585
Global SC Funding One Ltd., Series 2015-1, Class B1 (a) 2.740% 1/18/30	435,111	435,043
Halcyon Loan Advisors Funding Ltd., Series 2015-1A, Class X FRN (a) (c) 1.000% 4/20/27	1,775,000	1,775,000
Hercules Capital Funding Trust, Series 2012-1A, Class A (a) 3.320% 12/16/17	31,333	31,548
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (a) 2.422% 6/02/17	375,000	380,778
Hilton Grand Vacations Trust, Series 2014-AA, Class A (a) 1.770% 11/25/26	587,419	582,795
Icon Brand Holdings LLC, Series 2012-1A, Class A (a) 4.229% 1/25/43	278,921	279,428
ING Investment Management CLO V Ltd., Series 2007-5A, Class A1A FRN (a) 0.485% 5/01/22	644,009	640,596
LEAF II Receivables Funding LLC, Series 2013-1, Class A2 (a) 0.880% 11/15/15	158,056	158,056
Macquarie Equipment Funding Trust, Series 2014-A, Class A2 (a) 0.800% 11/21/16	800,000	798,587
Macquarie Equipment Funding Trust, Series 2012-A, Class B (a) 1.740% 10/22/18	800,000	805,219
Marriott Vacation Club Owner Trust, Series 2009-2A, Class A (a) 4.809% 7/20/31	570,230	571,274
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M4 FRN 1.119% 4/25/35	677,619	670,237
Nations Equipment Finance Funding I LLC, Series 2013-1A, Class A (a) 1.697% 11/20/16	51,354	51,400

	Principal Amount	Value
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (a) 1.558% 7/20/18	$277,248	$277,193
Navitas Equipment Receivables LLC, Series 2015-1, Class A1 (a) 0.550% 4/15/16	2,100,000	2,100,088
Navitas Equipment Receivables LLC, Series 2013-1, Class A (a) 1.950% 11/15/16	397,019	397,113
New York City Tax Lien, Series 2014-A, Class A (a) 1.030% 11/10/27	218,722	218,658
New York City Tax Lien, Series 2013-A, Class A (a) 1.190% 11/10/26	22,689	22,674
Octagon Loan Funding Ltd., Series 2014-1A, Class X FRN (a) 1.256% 11/18/26	776,667	776,542
OneMain Financial Issuance Trust, Series 2014-1A, Class A (a) 2.430% 6/18/24	260,000	260,393
Oxford Finance Funding Trust, Series 2014-1A, Class A (a) 3.475% 12/15/22	180,000	180,697
PFS Financing Corp., Series 2013-AA, Class A FRN (a) 0.725% 2/15/18	2,100,000	2,098,056
PFS Financing Corp., Series 2014-AA, Class A FRN (a) 0.775% 2/15/19	1,490,000	1,488,469
PFS Financing Corp., Series 2014-BA, Class A FRN (a) 0.775% 10/15/19	1,000,000	999,537
RAAC, Series 2006-RP2, Class A FRN (a) 0.424% 2/25/37	353,678	350,958
RAAC, Series 2005-RP2, Class M1 FRN (a) 0.824% 6/25/35	268,685	268,407
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (a) 2.840% 11/20/28	894,638	905,647
Sierra Receivables Funding Co. LLC, Series 2011-2A, Class A (a) 3.260% 5/20/28	322,059	326,511
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A (a) 1.590% 11/20/29	208,248	206,834
Sonic Capital LLC, Series 2011-1A, Class A2 (a) 5.438% 5/20/41	448,011	473,650

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Springleaf Funding Trust, Series 2013-AA, Class A (a) 2.580% 9/15/21	$280,075	$280,092
SVO VOI Mortgage LLC, Series 2012-AA, Class A (a) 2.000% 9/20/29	707,653	705,303
TAL Advantage LLC, Series 2006-1A FRN (a) 0.366% 4/20/21	433,334	432,600
TAL Advantage LLC, Series 2014-2A, Class A1 (a) 1.700% 5/20/39	393,649	391,129
TAL Advantage LLC, Series 2010-1A, Class A (a) 3.250% 7/21/25	1,066,667	1,084,341
TICP CLO III Ltd., Series 2014-3A, Class X FRN (a) 1.235% 1/20/27	425,000	425,004
Trade MAPS 1 Ltd., Series 2013-1A, Class A FRN (a) 0.875% 12/10/18	1,620,000	1,619,081
Trafigura Securitisation Finance PLC, Series 2012-1A, Class A FRN (a) 2.575% 10/15/15	1,124,000	1,124,407
Trip Rail Master Funding LLC, Series 2011-1A, Class A1B FRN (a) 2.675% 7/15/41	393,593	405,171
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (a) 4.370% 7/15/41	449,820	472,049
Westgate Resorts LLC, Series 2014-1A, Class A (a) 2.150% 12/20/26	501,985	499,019
Westgate Resorts LLC, Series 2015-1A, Class A (a) 2.750% 5/20/27	659,669	659,491
Westgate Resorts LLC, Series 2012-2A, Class A (a) 3.000% 1/20/25	744,139	747,880

		52,325,725

Student Loans ABS — 10.9%
Academic Loan Funding Trust, Series 2013-1A, Class A FRN (a) 0.974% 12/26/44	2,860,748	2,864,512
Access Group, Inc., Series 2007-1, Class A2 FRN 0.286% 4/25/17	451,832	451,579
Access Group, Inc., Series 2006-1, Class A2 FRN 0.372% 8/25/23	737,844	733,737
Access Group, Inc., Series 2007-A, Class A2 FRN 0.392% 8/25/26	33,532	33,464

	Principal Amount	Value
Access Group, Inc., Series 2005-2, Class A3 FRN 0.442% 11/22/24	$212,461	$211,369
Access Group, Inc., Series 2005-A, Class A2 FRN 0.476% 4/27/26	124,884	124,849
Access Group, Inc., Series 2005-B, Class A2 FRN 0.486% 7/25/22	190,070	189,477
Access Group, Inc., Series 2004-A, Class A2 FRN 0.516% 4/25/29	300,748	298,920
Access Group, Inc., Series 2003-A, Class A3 FRN 1.225% 7/01/38	249,207	226,437
Access Group, Inc., Series 2008-1, Class A FRN 1.556% 10/27/25	613,836	618,885
ALG Student Loan Trust I, Series 2006-1A, Class A2 FRN (a) 0.356% 4/28/20	270,130	269,988
CIT Education Loan Trust, Series 2005-1, Class A3 FRN 0.391% 3/15/26	1,803,776	1,794,004
College Loan Corp. Trust, Series 2005-1, Class A4 FRN 0.406% 4/25/27	2,375,000	2,351,334
Collegiate Funding Services Education Loan Trust, Series 2004-A, Class A3 FRN 0.483% 9/28/26	572,201	570,912
Education Funding Capital Trust I, Series 2004-1, Class A6 FRN 1.673% 6/15/43	350,000	346,255
Education Funding Capital Trust I, Series 2004-1, Class A4 FRN 1.675% 6/15/43	1,150,000	1,149,563
Education Funding Capital Trust I, Series 2004-1, Class A5 FRN 1.675% 6/15/43	650,000	644,495
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.902% 6/15/43	150,000	143,048
GCO Education Loan Funding Trust, Series 2007-1A, Class A5L FRN (a) 0.332% 5/25/23	115,557	114,874
GCO Education Loan Funding Trust, Series 2006-2A, Class A2L FRN (a) 0.362% 8/25/25	422,116	421,653
Kentucky Higher Education Student Loan Corp., Series 2015-1, Class A1 FRN 0.922% 12/01/31	565,000	566,119

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
KeyCorp Student Loan Trust, Series 2006-A, Class 2A3 FRN 0.459% 6/27/29	$880,891	$876,577
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2 FRN 0.556% 10/28/41	1,412,065	1,407,436
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4 FRN 0.579% 9/27/35	1,500,000	1,441,713
KeyCorp Student Loan Trust, Series 2000-A, Class A2 FRN 0.582% 5/25/29	414,679	389,154
National Collegiate Student Loan Trust, Series 2007-1, Class A2 FRN 0.304% 11/27/28	444,670	440,271
National Collegiate Student Loan Trust, Series 2006-3, Class A3 FRN 0.324% 10/25/27	753,671	742,439
National Collegiate Student Loan Trust, Series 2005-2, Class A3 FRN 0.364% 2/25/28	972,990	970,433
National Collegiate Student Loan Trust, Series 2004-1, Class A2 FRN 0.527% 6/25/27	399,489	396,512
Navient Private Education Loan Trust, Series 2014-AA, Class A1 FRN (a) 0.655% 5/16/22	971,817	971,528
Navient Private Education Loan Trust, Series 2015-AA, Class A1 FRN (a) 0.675% 12/15/21	1,297,558	1,296,617
Navient Private Education Loan Trust, Series 2015-AA, Class A2B FRN (a) 1.360% 12/15/28	670,000	670,734
Nelnet Student Loan Trust, Series 2006-3, Class B FRN 0.517% 6/25/41	514,151	459,376
Nelnet Student Loan Trust, Series 2014-6A, Class A FRN (a) 0.824% 11/25/47	476,113	473,462
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (a) 0.974% 4/25/46	117,793	118,423
Nelnet Student Loan Trust, Series 2014-2A, Class B FRN (a) 1.674% 6/25/41	295,000	269,828
Northstar Education Finance, Inc., Series 2006-A, Class A3 FRN 0.472% 5/28/26	152,173	152,075
Pennsylvania Higher Education Assistance Agency, Series 2004-1, Class A2 1.621% 4/25/44	450,000	447,333

	Principal Amount	Value
Pennsylvania Higher Education Assistance Agency, Series 2004 A-1, Class B-1 FRN 1.673% 4/25/44	$250,000	$243,829
SLC Student Loan Trust, Series 2006-A, Class A5 FRN 0.423% 7/15/36	1,557,680	1,548,115
SLM Student Loan Trust, Series 2002-6, Class A4L FRN 0.451% 3/15/19	62,179	62,163
SLM Student Loan Trust, Series 2006-2, Class B FRN 0.476% 1/25/41	487,721	423,701
SLM Student Loan Trust, Series 2002-4, Class B FRN 0.631% 12/15/23	397,275	393,938
SLM Student Loan Trust, Series 2002-5, Class B FRN 0.701% 9/16/24	1,070,000	1,055,200
SLM Student Loan Trust, Series 2008-7, Class A2 FRN 0.756% 10/25/17	48,903	48,957
SLM Student Loan Trust, Series 2014-A, Class A1 FRN (a) 0.775% 7/15/22	1,046,498	1,046,567
SLM Student Loan Trust, Series 2003-11, Class B FRN 0.921% 12/15/38	453,127	418,790
SLM Student Loan Trust, Series 2012-E, Class A1 FRN (a) 0.925% 10/16/23	224,638	225,071
SLM Student Loan Trust, Series 2003-5, Class A7 FRN 0.950% 6/17/30	500,000	500,000
SLM Student Loan Trust, Series 2003-5, Class A9 FRN 0.950% 6/17/30	600,000	600,000
SLM Student Loan Trust, Series 2012-B, Class A1 FRN (a) 1.275% 12/15/21	875,466	877,258
SLM Student Loan Trust, Series 2012-C, Class A1 FRN (a) 1.275% 8/15/23	166,471	167,169
SLM Student Loan Trust, Series 2005-6, Class A5B FRN 1.456% 7/27/26	798,996	813,167
SLM Student Loan Trust, Series 2012-A, Class A1 FRN (a) 1.575% 8/15/25	195,213	196,916
SLM Student Loan Trust, Series 2003-2, Class A7 FRN 1.660% 9/15/28	900,000	900,000

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SMB Private Education Loan Trust, Series 2014-A, Class A1 FRN (a) 0.675% 9/15/21	$824,853	$824,273
Social Professional Loan Program LLC, Series 2015-A, Class A1 FRN (a) 1.419% 3/25/33	486,887	487,426
Social Professional Loan Program LLC, Series 2014-B, Class A1 FRN (a) 1.423% 8/25/32	755,852	749,735
Social Professional Loan Program LLC, Series 2014-A, Class A1 FRN (a) 1.774% 6/25/25	1,122,777	1,135,197
South Carolina Student Loan Corp., Series 2005-1, Class A2 FRN 0.382% 12/01/20	208,443	207,326

		38,574,183

WL Collateral CMO — 0.1%
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-CF1, Class M1 FRN (a) 0.873% 3/25/45	289,846	274,500

WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.423% 11/25/37	106,835	105,927

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $154,612,755)		154,855,390

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 0.1%
Pass-Through Securities — 0.1%
Government National Mortgage Association II Pool #82462 FRN 3.500% 1/20/40	225,915	235,259

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $239,823)		235,259

U.S. TREASURY OBLIGATIONS — 95.8%
U.S. Treasury Bonds & Notes — 95.8%
U.S. Treasury Inflation Index (d) (e) (f) 0.125% 4/15/17	18,873,877	19,210,059

	Principal Amount	Value
U.S. Treasury Inflation Index (d) 0.125% 4/15/18	$18,645,975	$19,021,803
U.S. Treasury Inflation Index (d) 0.125% 4/15/19	22,255,117	22,667,193
U.S. Treasury Inflation Index (d) 0.125% 1/15/22	15,212,113	15,336,898
U.S. Treasury Inflation Index (d) 0.125% 7/15/22	15,109,381	15,265,189
U.S. Treasury Inflation Index (d) 0.125% 1/15/23	15,088,485	15,153,320
U.S. Treasury Inflation Index (d) 0.125% 7/15/24	14,987,490	14,981,630
U.S. Treasury Inflation Index (d) 0.250% 1/15/25	8,585,682	8,644,709
U.S. Treasury Inflation Index (d) 0.375% 7/15/23	15,266,880	15,654,521
U.S. Treasury Inflation Index (d) 0.625% 7/15/21	13,518,468	14,167,990
U.S. Treasury Inflation Index (d) 0.625% 1/15/24	15,322,072	15,958,888
U.S. Treasury Inflation Index (d) 0.625% 2/15/43	5,185,017	5,080,103
U.S. Treasury Inflation Index (d) 0.750% 2/15/42	7,054,881	7,134,248
U.S. Treasury Inflation Index (d) 0.750% 2/15/45	2,680,074	2,725,300
U.S. Treasury Inflation Index (d) 1.125% 1/15/21	12,710,164	13,643,573
U.S. Treasury Inflation Index (d) 1.250% 7/15/20	10,905,463	11,821,348
U.S. Treasury Inflation Index (d) 1.375% 7/15/18	5,224,639	5,591,179
U.S. Treasury Inflation Index (d) 1.375% 1/15/20	6,020,669	6,511,257
U.S. Treasury Inflation Index (d) 1.375% 2/15/44	7,712,532	9,065,240
U.S. Treasury Inflation Index (d) 1.625% 1/15/18	5,355,552	5,705,334
U.S. Treasury Inflation Index (d) 1.750% 1/15/28	3,916,247	4,583,541
U.S. Treasury Inflation Index (d) 1.875% 7/15/19	5,845,805	6,445,000
U.S. Treasury Inflation Index (d) 2.000% 1/15/26	7,195,625	8,527,377
U.S. Treasury Inflation Index (d) 2.125% 1/15/19	4,828,385	5,315,371
U.S. Treasury Inflation Index (d) 2.125% 2/15/40	3,428,165	4,576,867
U.S. Treasury Inflation Index (d) 2.125% 2/15/41	3,602,340	4,855,562
U.S. Treasury Inflation Index (d) 2.375% 1/15/17	5,528,764	5,857,466

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Inflation Index (d) 2.375% 1/15/25	$9,920,320	$12,023,735
U.S. Treasury Inflation Index (d) 2.375% 1/15/27	5,847,508	7,214,363
U.S. Treasury Inflation Index (d) 2.500% 7/15/16	2,812,531	2,954,257
U.S. Treasury Inflation Index (d) 2.500% 1/15/29	5,955,189	7,606,825
U.S. Treasury Inflation Index (d) 2.625% 7/15/17	5,650,228	6,134,469
U.S. Treasury Inflation Index (d) 3.375% 4/15/32	2,100,392	3,081,176
U.S. Treasury Inflation Index (d) 3.625% 4/15/28	5,224,326	7,368,749
U.S. Treasury Inflation Index (d) 3.875% 4/15/29	6,881,754	10,107,039

		339,991,579

TOTAL U.S. TREASURY OBLIGATIONS (Cost $333,910,137)		339,991,579

TOTAL BONDS & NOTES (Cost $499,788,093)		510,958,207

	Notional Amount
PURCHASED OPTIONS — 0.1%
Financial — 0.1%
Diversified Financial — 0.1%
3-Month USD LIBOR BBA 10 Year Swaption, Call, Expires 4/25/16, Strike 1.90 (OTC — Credit Suisse International); Underlying swap terminates 4/27/26	$12,290,000	197,284

TOTAL PURCHASED OPTIONS (Cost $199,546)		197,284

TOTAL LONG-TERM INVESTMENTS (Cost $499,987,639)		511,155,491

	Principal Amount
SHORT-TERM INVESTMENTS — 37.7%
Commercial Paper — 35.7%
Agrium, Inc. 0.530% 4/07/15	$2,000,000	1,999,823
Agrium, Inc. 0.560% 4/20/15	3,000,000	2,999,113
Anadarko Petroleum Corp. (a) 0.580% 6/01/15	5,000,000	4,995,086

	Principal Amount	Value
Apache Corp. 0.600% 4/06/15	$5,000,000	$4,999,583
Baxter International, Inc. (a) 0.630% 4/15/15	5,400,000	5,398,677
Bell Canada (a) 0.470% 5/05/15	4,500,000	4,498,003
Bell Canada (a) 0.520% 5/26/15	900,000	899,285
Canadian Natural Resources Ltd. (a) 0.540% 4/07/15	5,400,000	5,399,514
Carnival Corp. (a) 0.010% 4/14/15	5,400,000	5,398,635
Centrica PLC (a) 0.690% 4/20/15	5,000,000	4,998,179
Dentsply International, Inc. (a) 0.500% 5/20/15	5,000,000	4,996,597
Discovery Communications LLC (a) 0.550% 4/06/15	4,000,000	3,999,694
Dominion Resources, Inc. (a) 0.460% 5/06/15	5,000,000	4,997,764
Ecolab, Inc. (a) 0.570% 4/27/15	1,500,000	1,499,383
Ecolab, Inc. (a) 0.650% 4/17/15	4,000,000	3,998,844
Enbridge, Inc. (a) 0.660% 4/23/15	5,400,000	5,397,822
EnCana Corp. (a) 0.600% 4/23/15	5,450,000	5,448,002
Enterprise Products Operating LLC (a) 0.590% 4/10/15	5,250,000	5,249,226
FMC Corp. (a) 0.540% 4/16/15	5,400,000	5,398,785
FMC Technologies, Inc. (a) 0.580% 5/01/15	5,400,000	5,397,390
Holcim US Finance SARL & Cie (a) 0.010% 4/07/15	5,000,000	4,999,542
Hyundai Capital America (a) 0.500% 4/22/15	5,000,000	4,998,542
Marriott International, Inc. (a) 0.650% 5/18/15	5,400,000	5,395,417
National Grid USA (a) 0.500% 5/04/15	5,400,000	5,397,525
ONEOK Partners LP (a) 0.740% 4/01/15	5,400,000	5,400,000
Pall Corp. (a) 0.650% 4/16/15	3,000,000	2,999,188
Pentair Finance (a) 0.730% 6/11/15	5,500,000	5,492,082
Vodafone Group PLC (a) 0.550% 4/08/15	4,000,000	3,999,572

		126,651,273

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Repurchase Agreement — 2.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/15, 0.010%, due 4/01/15 (g)	$7,022,066	$7,022,066

TOTAL SHORT-TERM INVESTMENTS (Cost $133,673,339)		133,673,339

TOTAL INVESTMENTS — 181.8% (Cost $633,660,978) (h)		644,828,830

Other Assets/(Liabilities) — (81.8)%		(290,105,206)

NET ASSETS — 100.0%		$354,723,624

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
OTC	Over-the-counter
PAC	Planned Amortization Class
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, these securities amounted to a value of $230,866,968 or 65.08% of net assets.
(b)	Restricted security. Certain securities are restricted as to resale. At March 31, 2015, these securities amounted to a value of $571,297 or 0.16% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)	All or a portion of this security is held as collateral for open reverse repurchase agreements. (Note 2).
(e)	All or a portion of this security is held as collateral for open swap agreements. (Note 2).
(f)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(g)	Maturity value of $7,022,068. Collateralized by U.S. Government Agency obligations with a rate of 1.960%, maturity date of 11/07/22, and an aggregate market value, including accrued interest, of $7,164,386.
(h)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.4%

PREFERRED STOCK — 0.4%
Consumer, Non-cyclical — 0.1%
Pharmaceuticals — 0.1%
Actavis PLC 5.500%	1,570	$1,588,840

Energy — 0.1%
Oil & Gas — 0.1%
Southwestern Energy Co. 6.250%	38,550	1,942,534

Financial — 0.2%
Insurance — 0.2%
The Allstate Corp. 5.100%	130,000	3,376,101

TOTAL PREFERRED STOCK (Cost $6,747,500)		6,907,475

TOTAL EQUITIES (Cost $6,747,500)		6,907,475

	Principal Amount
BONDS & NOTES — 98.2%

CORPORATE DEBT — 46.9%
Advertising — 0.1%
WPP Finance 2010 4.750% 11/21/21	$635,000	715,329
WPP Finance 2010 5.625% 11/15/43	1,338,000	1,576,771

		2,292,100

Aerospace & Defense — 0.3%
BAE Systems Holdings, Inc. (a) 6.375% 6/01/19	1,375,000	1,595,443
Exelis, Inc. 4.250% 10/01/16	2,465,000	2,541,543
L-3 Communications Corp. 4.750% 7/15/20	105,000	114,460
United Technologies Corp. 6.125% 7/15/38	465,000	618,987

		4,870,433

Agriculture — 0.2%
Altria Group, Inc. 4.250% 8/09/42	775,000	782,700
Bunge Ltd. Finance Corp. 3.200% 6/15/17	1,785,000	1,839,733
Philip Morris International, Inc. 6.375% 5/16/38	225,000	298,192

		2,920,625

	Principal Amount	Value
Airlines — 0.4%
American Airlines Pass Through Trust, Series 2014-1, Class A 3.700% 4/01/28	$730,000	$755,550
American Airlines Pass-Through Trust, Series 2014-1, Class B 4.375% 4/01/24	315,000	326,025
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A (a) 4.200% 9/15/28	4,450,000	4,516,750
United Air Lines, Inc. (b) 10.110% 2/19/49	164,463	64,552
United Airlines Pass-Through Trust, Series 2014-1, Class A 4.000% 10/11/27	895,000	944,225

		6,607,102

Auto Manufacturers — 0.3%
General Motors Co. 5.200% 4/01/45	1,725,000	1,872,205
Hyundai Capital America (a) 1.450% 2/06/17	2,080,000	2,082,300
Hyundai Capital America (a) 2.550% 2/06/19	1,150,000	1,169,558

		5,124,063

Automotive & Parts — 0.1%
Lear Corp. 4.750% 1/15/23	625,000	628,125
TRW Automotive, Inc. (a) 7.250% 3/15/17	950,000	1,039,063

		1,667,188

Banks — 3.4%
Associated Banc-Corp. 2.750% 11/15/19	3,075,000	3,114,163
Associated Banc-Corp. 4.250% 1/15/25	4,885,000	4,953,683
Associated Banc-Corp. 5.125% 3/28/16	2,000,000	2,071,868
Bank of America Corp. 3.625% 3/17/16	1,600,000	1,638,989
Bank of America Corp. 4.000% 4/01/24	2,525,000	2,685,883
Bank of America Corp. 4.500% 4/01/15	1,000,000	1,000,000
Bank of America Corp. 5.650% 5/01/18	1,150,000	1,275,658
Bank of America Corp. 5.750% 12/01/17	1,555,000	1,711,044
Barclays PLC 4.375% 9/11/24	1,585,000	1,603,120

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Credit Suisse AG 5.400% 1/14/20	$2,035,000	$2,293,793
Deutsche Bank AG 1.400% 2/13/17	1,500,000	1,501,267
Deutsche Bank AG 2.500% 2/13/19	2,365,000	2,400,622
Discover Bank 2.000% 2/21/18	1,920,000	1,922,185
Export-Import Bank of Korea 1.750% 2/27/18	705,000	704,426
Export-Import Bank of Korea 4.000% 1/11/17	1,000,000	1,047,061
First Horizon National Corp. 5.375% 12/15/15	3,666,000	3,760,605
FirstMerit Corp. 4.350% 2/04/23	645,000	683,881
ICICI Bank Ltd. (a) 4.700% 2/21/18	1,800,000	1,909,710
ICICI Bank Ltd. (a) 4.750% 11/25/16	1,300,000	1,358,338
JP Morgan Chase & Co. 3.875% 9/10/24	1,710,000	1,754,272
Morgan Stanley 4.875% 11/01/22	750,000	819,122
MUFG Union Bank NA 2.625% 9/26/18	550,000	565,426
Regions Financial Corp. 5.750% 6/15/15	1,990,000	2,007,651
Regions Financial Corp. 7.500% 5/15/18	895,000	1,040,287
Skandinaviska Enskilda Banken AB (a) 2.375% 3/25/19	760,000	771,704
State Street Corp. 3.300% 12/16/24	2,465,000	2,562,725
SVB Financial Group 3.500% 1/29/25	3,910,000	3,884,417
SVB Financial Group 5.375% 9/15/20	515,000	586,099
Valley National Bancorp 5.125% 9/27/23	1,710,000	1,869,057
Wachovia Bank NA 6.600% 1/15/38	690,000	975,571
Wells Fargo & Co. 4.600% 4/01/21	345,000	387,255

		54,859,882

Beverages — 0.1%
Anheuser-Busch Cos, Inc. 6.500% 2/01/43	119,000	165,172
Fomento Economico Mexicano SAB de CV 2.875% 5/10/23	815,000	780,819

		945,991

	Principal Amount	Value
Biotechnology — 0.1%
Amgen, Inc. 5.150% 11/15/41	$1,600,000	$1,842,816

Building Materials — 0.9%
CRH America, Inc. 8.125% 7/15/18	1,730,000	2,060,331
Lafarge SA 6.500% 7/15/16	1,305,000	1,380,038
Martin Marietta Material, Inc. FRN 1.373% 6/30/17	1,540,000	1,531,485
Masco Corp. 4.450% 4/01/25	4,145,000	4,279,713
Masco Corp. 4.800% 6/15/15	2,510,000	2,530,253
Owens Corning, Inc. 4.200% 12/01/24	1,365,000	1,407,674
Owens Corning, Inc. 9.000% 6/15/19	1,245,000	1,505,316

		14,694,810

Chemicals — 1.9%
Ashland, Inc. 4.750% 8/15/22	10,540,000	10,698,100
Ashland, Inc. 6.875% 5/15/43	3,378,000	3,648,240
Cabot Corp. 5.000% 10/01/16	2,440,000	2,577,126
Cytec Industries, Inc. 3.500% 4/01/23	520,000	524,257
Cytec Industries, Inc. 8.950% 7/01/17	225,000	255,155
The Dow Chemical Co. 8.550% 5/15/19	375,000	469,507
Ecolab, Inc. 4.350% 12/08/21	650,000	716,241
Incitec Pivot Finance LLC (a) 6.000% 12/10/19	880,000	989,195
Incitec Pivot Ltd. (a) 4.000% 12/07/15	2,642,000	2,691,532
Methanex Corp. 5.250% 3/01/22	550,000	595,946
Rockwood Specialties Group, Inc. 4.625% 10/15/20	4,785,000	4,982,381
RPM International, Inc. 6.125% 10/15/19	800,000	914,348
RPM International, Inc. 6.500% 2/15/18	1,375,000	1,536,509
Valspar Corp. 7.250% 6/15/19	650,000	763,233

		31,361,770

Commercial Services — 0.8%
The ADT Corp. 2.250% 7/15/17	2,015,000	1,999,887

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Brambles USA, Inc. (a) 3.950% 4/01/15	$1,400,000	$1,400,000
Cardtronics, Inc., Convertible 1.000% 12/01/20	1,400,000	1,385,125
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	462,000	464,310
ERAC USA Finance LLC (a) 2.800% 11/01/18	455,000	468,171
ERAC USA Finance LLC (a) 6.700% 6/01/34	355,000	455,966
Leidos Holdings, Inc. 4.450% 12/01/20	4,520,000	4,499,289
The Western Union Co. 5.930% 10/01/16	1,405,000	1,498,302

		12,171,050

Computers — 0.5%
Apple, Inc. 1.000% 5/03/18	2,700,000	2,684,246
Apple, Inc. 2.400% 5/03/23	1,875,000	1,851,977
SanDisk Corp., Convertible 0.500% 10/15/20	2,874,000	2,884,777

		7,421,000

Cosmetics & Personal Care — 0.1%
Avon Products, Inc. 5.750% 3/15/23	400,000	351,200
Avon Products, Inc. 6.500% 3/01/19	885,000	880,575
The Procter & Gamble Co. 5.800% 8/15/34	270,000	365,596

		1,597,371

Distribution & Wholesale — 0.2%
Arrow Electronics, Inc. 4.500% 3/01/23	170,000	177,963
Ingram Micro, Inc. 4.950% 12/15/24	3,265,000	3,382,230

		3,560,193

Diversified Financial — 5.4%
AerCap Ireland Capital Ltd. (a) 4.500% 5/15/21	5,300,000	5,478,875
Affiliated Managers Group, Inc. 3.500% 8/01/25	2,320,000	2,317,114
Affiliated Managers Group, Inc. 4.250% 2/15/24	1,470,000	1,569,560
Air Lease Corp. 3.375% 1/15/19	2,505,000	2,555,100
Air Lease Corp. 3.875% 4/01/21	1,825,000	1,879,750
Air Lease Corp. 5.625% 4/01/17	600,000	641,250

	Principal Amount	Value
American Express Co. VRN 6.800% 9/01/66	$200,000	$210,040
American Express Co. 8.125% 5/20/19	610,000	754,174
Ares Finance Co. LLC (a) 4.000% 10/08/24	2,380,000	2,341,023
The Bear Stearns Cos., Inc. 7.250% 2/01/18	1,520,000	1,749,918
Citigroup, Inc. 3.875% 3/26/25	13,185,000	13,234,523
Citigroup, Inc. 4.750% 5/19/15	590,000	593,191
Citigroup, Inc. 5.875% 5/29/37	550,000	683,676
Citigroup, Inc. 5.875% 1/30/42	800,000	1,020,675
Citigroup, Inc. 8.125% 7/15/39	225,000	353,943
Citigroup, Inc. 8.500% 5/22/19	688,000	856,821
Eaton Vance Corp. 3.625% 6/15/23	707,000	732,133
Eaton Vance Corp. 6.500% 10/02/17	91,000	101,545
General Electric Capital Corp. 5.500% 1/08/20	600,000	694,741
General Electric Capital Corp. 6.875% 1/10/39	1,495,000	2,150,599
The Goldman Sachs Group, Inc. 5.375% 3/15/20	900,000	1,021,281
The Goldman Sachs Group, Inc. 5.625% 1/15/17	3,540,000	3,795,878
The Goldman Sachs Group, Inc. 5.750% 1/24/22	1,600,000	1,867,773
The Goldman Sachs Group, Inc. 6.150% 4/01/18	420,000	472,181
The Goldman Sachs Group, Inc. 6.250% 2/01/41	440,000	573,530
The Goldman Sachs Group, Inc. 6.345% 2/15/34	550,000	685,413
The Goldman Sachs Group, Inc. 6.750% 10/01/37	565,000	741,875
Hyundai Capital America (a) 1.625% 10/02/15	995,000	999,378
Hyundai Capital America (a) 2.875% 8/09/18	910,000	937,574
Hyundai Capital America (a) 4.000% 6/08/17	1,605,000	1,685,139
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 3.500% 3/15/17	7,240,000	7,294,300
International Lease Finance Corp. 3.875% 4/15/18	2,065,000	2,095,975

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
International Lease Finance Corp. 5.750% 5/15/16	$6,722,000	$6,987,519
Janus Capital Group, Inc. 6.700% 6/15/17	2,615,000	2,874,612
JP Morgan Chase & Co. 4.500% 1/24/22	1,500,000	1,658,010
Lazard Group LLC 4.250% 11/14/20	3,305,000	3,532,149
Lazard Group LLC 6.850% 6/15/17	601,000	667,688
Legg Mason, Inc. 5.625% 1/15/44	1,126,000	1,333,614
Leighton Finance USA Pty Ltd. (a) 5.950% 11/13/22	945,000	1,031,132
Merrill Lynch & Co., Inc. 7.750% 5/14/38	555,000	799,239
Morgan Stanley 3.800% 4/29/16	850,000	874,575
Morgan Stanley 4.350% 9/08/26	905,000	948,679
Morgan Stanley 5.450% 1/09/17	1,526,000	1,632,411
Morgan Stanley 5.625% 9/23/19	1,415,000	1,610,655
Morgan Stanley 5.750% 1/25/21	225,000	262,650
Stifel Financial Corp. 4.250% 7/18/24	995,000	1,015,691

		87,317,572

Electric — 2.0%
Berkshire Hathaway Energy 5.950% 5/15/37	1,525,000	1,940,727
CMS Energy Corp. 5.050% 2/15/18	1,875,000	2,052,304
Commonwealth Edison Co. 3.700% 3/01/45	2,225,000	2,257,979
Duke Energy Progress, Inc. 6.125% 9/15/33	37,000	47,308
Entergy Louisiana LLC 4.950% 1/15/45	1,095,000	1,136,251
Florida Power & Light Co. 4.950% 6/01/35	950,000	1,134,406
Kansas Gas & Electric Co. 5.647% 3/29/21	879,110	887,901
LG&E and KU Energy LLC 4.375% 10/01/21	1,900,000	2,097,074
Metropolitan Edison Co. (a) 4.000% 4/15/25	1,505,000	1,572,124
National Fuel Gas Co. 3.750% 3/01/23	985,000	986,357
Nevada Power Co. Series N 6.650% 4/01/36	1,000,000	1,412,691

	Principal Amount	Value
Niagara Mohawk Power Corp. (a) 2.721% 11/28/22	$1,560,000	$1,559,665
Oncor Electric Delivery Co. 6.800% 9/01/18	75,000	87,581
Oncor Electric Delivery Co. 7.500% 9/01/38	130,000	198,377
Pacific Gas & Electric Co. 5.800% 3/01/37	800,000	1,015,805
Pennsylvania Electric Co. (a) 4.150% 4/15/25	2,090,000	2,149,799
PPL Capital Funding, Inc. 1.900% 6/01/18	400,000	401,171
PPL Capital Funding, Inc. 5.000% 3/15/44	1,320,000	1,560,711
Progress Energy, Inc. 7.000% 10/30/31	505,000	682,891
Puget Energy, Inc. 6.500% 12/15/20	1,985,000	2,386,266
Southern California Edison Co. 5.950% 2/01/38	820,000	1,099,782
State Grid Overseas Investment Ltd. (a) 1.750% 5/22/18	1,470,000	1,454,106
Transelec SA (a) 4.625% 7/26/23	1,250,000	1,320,275
Tri-State Generation & Transmission Association, Series 2003, Class A (a) 6.040% 1/31/18	507,874	539,484
Virginia Electric and Power Co. 6.350% 11/30/37	925,000	1,300,753
Wisconsin Public Service Corp. 5.650% 11/01/17	1,405,000	1,521,584

		32,803,372

Electronics — 0.5%
Amphenol Corp. 2.550% 1/30/19	1,445,000	1,471,522
Arrow Electronics, Inc. 3.500% 4/01/22	1,865,000	1,869,368
Arrow Electronics, Inc. 5.125% 3/01/21	750,000	827,269
Arrow Electronics, Inc. 6.000% 4/01/20	1,195,000	1,361,982
Avnet, Inc. 4.875% 12/01/22	944,000	1,015,392
Jabil Circuit, Inc. 8.250% 3/15/18	675,000	781,312
Tech Data Corp. 3.750% 9/21/17	1,345,000	1,385,871

		8,712,716

Engineering & Construction — 0.1%
BAA Funding Ltd. (a) 2.500% 6/25/17	1,755,000	1,760,914

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Environmental Controls — 0.3%
Republic Services, Inc. 3.200% 3/15/25	$3,740,000	$3,756,037
Republic Services, Inc. 5.000% 3/01/20	40,000	44,852
Republic Services, Inc. 5.250% 11/15/21	795,000	913,027

		4,713,916

Foods — 1.0%
ConAgra Foods, Inc. 4.950% 8/15/20	850,000	937,423
ConAgra Foods, Inc. 6.625% 8/15/39	500,000	631,178
ConAgra Foods, Inc. 7.000% 4/15/19	755,000	882,686
General Mills, Inc. 5.400% 6/15/40	65,000	77,181
JBS Investments GmbH (a) 7.750% 10/28/20	1,773,000	1,874,947
The JM Smucker Co. (a) 3.000% 3/15/22	1,365,000	1,385,494
The JM Smucker Co. (a) 4.250% 3/15/35	3,270,000	3,386,893
Kraft Foods, Inc. 4.125% 2/09/16	1,580,000	1,622,587
Kraft Foods, Inc. 6.500% 2/09/40	381,000	522,745
Tyson Foods, Inc. 2.650% 8/15/19	485,000	496,615
Tyson Foods, Inc. 3.950% 8/15/24	1,010,000	1,067,049
Tyson Foods, Inc. 4.875% 8/15/34	745,000	839,891
Tyson Foods, Inc. 6.600% 4/01/16	1,675,000	1,766,968
WM Wrigley Jr. Co. (a) 2.400% 10/21/18	530,000	539,498

		16,031,155

Forest Products & Paper — 0.2%
Domtar Corp. 9.500% 8/01/16	230,000	251,601
Domtar Corp. 10.750% 6/01/17	245,000	287,173
International Paper Co. 4.750% 2/15/22	700,000	773,858
International Paper Co. 7.300% 11/15/39	820,000	1,094,031
International Paper Co. 9.375% 5/15/19	290,000	369,583
Sappi Papier Holding GmbH (a) 7.750% 7/15/17	830,000	900,550

		3,676,796

	Principal Amount	Value
Gas — 0.2%
Boston Gas Co. (a) 4.487% 2/15/42	$700,000	$790,881
The Laclede Group, Inc. 4.700% 8/15/44	2,000,000	2,182,604

		2,973,485

Hand & Machine Tools — 0.1%
Kennametal, Inc. 2.650% 11/01/19	1,200,000	1,203,236

Health Care – Products — 0.6%
Boston Scientific Corp. 6.000% 1/15/20	950,000	1,093,461
Johnson & Johnson 5.850% 7/15/38	245,000	339,839
Zimmer Holdings, Inc. 3.550% 4/01/25	3,395,000	3,465,419
Zimmer Holdings, Inc. 4.450% 8/15/45	4,280,000	4,432,710

		9,331,429

Health Care – Services — 0.5%
Anthem, Inc., Convertible 2.750% 10/15/42	1,000,000	2,065,625
Cigna Corp. 5.125% 6/15/20	650,000	743,059
Howard Hughes Medical Institute 3.500% 9/01/23	1,025,000	1,091,086
Kaiser Foundation Hospitals 3.500% 4/01/22	600,000	614,069
Laboratory Corp. of America Holdings 3.600% 2/01/25	1,085,000	1,089,428
Roche Holdings, Inc. (a) 7.000% 3/01/39	250,000	379,694
UnitedHealth Group, Inc. 6.875% 2/15/38	1,775,000	2,555,714

		8,538,675

Holding Company – Diversified — 0.1%
Hutchison Whampoa International Ltd. (a) 5.750% 9/11/19	1,220,000	1,396,213

Home Builders — 0.2%
Lennar Corp. 4.500% 11/15/19	3,767,000	3,870,593

Home Furnishing — 0.1%
Whirlpool Corp. 3.700% 3/01/23	870,000	897,457
Whirlpool Corp. 5.150% 3/01/43	295,000	335,075

		1,232,532

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Household Products — 0.2%
Avery Dennison Corp. 3.350% 4/15/23	$565,000	$567,736
Jarden Corp., Convertible 1.500% 6/15/19	1,906,000	2,713,668

		3,281,404

Housewares — 0.1%
Newell Rubbermaid, Inc. 2.050% 12/01/17	1,250,000	1,256,836

Insurance — 3.1%
Aflac, Inc. 8.500% 5/15/19	585,000	738,672
The Allstate Corp. 5.550% 5/09/35	875,000	1,114,828
The Allstate Corp. VRN 5.750% 8/15/53	2,270,000	2,471,462
Arch Capital Group US, Inc. 5.144% 11/01/43	1,150,000	1,270,688
AXIS Specialty Finance PLC 2.650% 4/01/19	660,000	667,950
Brown & Brown, Inc. 4.200% 9/15/24	2,040,000	2,082,303
The Chubb Corp. VRN 6.375% 3/29/67	1,749,000	1,853,940
CNA Financial Corp. 3.950% 5/15/24	1,250,000	1,295,501
CNA Financial Corp. 7.350% 11/15/19	1,000,000	1,202,896
Five Corners Funding Trust (a) 4.419% 11/15/23	1,465,000	1,571,686
The Hartford Financial Services Group, Inc. VRN 8.125% 6/15/38	1,520,000	1,730,900
Liberty Mutual Group, Inc. (a) 4.250% 6/15/23	706,000	751,984
Lincoln National Corp. 4.300% 6/15/15	600,000	603,960
Lincoln National Corp. 8.750% 7/01/19	1,350,000	1,698,687
Marsh & McLennan Cos., Inc. 5.875% 8/01/33	900,000	1,115,860
MetLife Capital Trust IV (a) 7.875% 12/15/37	2,695,000	3,570,875
Principal Financial Group, Inc. 8.875% 5/15/19	620,000	780,236
The Progressive Corp. 3.750% 8/23/21	40,000	43,410
The Progressive Corp. VRN 6.700% 6/15/37	2,589,000	2,729,777
Prudential Financial, Inc. 4.500% 11/15/20	700,000	778,954

	Principal Amount	Value
Prudential Financial, Inc. VRN 5.200% 3/15/44	$2,380,000	$2,422,840
Prudential Financial, Inc. VRN 5.625% 6/15/43	1,845,000	1,955,700
Prudential Financial, Inc. 6.200% 11/15/40	500,000	633,947
Prudential Financial, Inc. VRN 8.875% 6/15/38	1,930,000	2,274,987
QBE Capital Funding III Ltd. VRN (a) 7.250% 5/24/41	1,425,000	1,585,313
QBE Insurance Group Ltd. (a) 2.400% 5/01/18	900,000	908,815
Reinsurance Group of America, Inc. 4.700% 9/15/23	1,270,000	1,387,401
Reinsurance Group of America, Inc. 5.000% 6/01/21	1,775,000	1,985,176
Reinsurance Group of America, Inc. 6.450% 11/15/19	1,675,000	1,957,929
The Travelers Cos., Inc. 6.250% 6/15/37	775,000	1,066,757
USF&G Capital I (a) 8.500% 12/15/45	1,015,000	1,553,612
Voya Financial, Inc. 5.500% 7/15/22	900,000	1,040,037
Voya Financial, Inc. VRN 5.650% 5/15/53	1,510,000	1,577,950
Willis Group Holdings PLC 4.125% 3/15/16	530,000	543,795
Willis North America, Inc. 7.000% 9/29/19	706,000	827,347
XLIT Ltd. 4.450% 3/31/25	1,275,000	1,283,252

		51,079,427

Internet — 1.1%
Baidu, Inc. 2.750% 6/09/19	440,000	444,555
Baidu, Inc. 3.250% 8/06/18	1,965,000	2,035,524
Expedia, Inc. 4.500% 8/15/24	6,190,000	6,256,078
Expedia, Inc. 7.456% 8/15/18	3,420,000	3,957,337
LinkedIn Corp., Convertible (a) 0.500% 11/01/19	1,490,000	1,635,275
Tencent Holdings Ltd. (a) 2.875% 2/11/20	1,655,000	1,667,037
Tencent Holdings Ltd. (a) 3.800% 2/11/25	1,200,000	1,226,288

		17,222,094

Investment Companies — 0.6%
Ares Capital Corp. 3.875% 1/15/20	3,635,000	3,698,627

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
FS Investment Corp. 4.000% 7/15/19	$2,720,000	$2,763,634
Xstrata Finance Canada Ltd. (a) 2.050% 10/23/15	1,700,000	1,707,140
Xstrata Finance Canada Ltd. (a) 5.800% 11/15/16	1,023,000	1,088,708

		9,258,109

Iron & Steel — 0.9%
Allegheny Technologies, Inc. 9.375% 6/01/19	710,000	850,225
ArcelorMittal 4.500% 8/05/15	4,107,000	4,137,802
ArcelorMittal 5.250% 2/25/17	245,000	254,800
ArcelorMittal 6.000% 8/05/20	1,700,000	1,804,125
ArcelorMittal 6.125% 6/01/18	279,000	299,786
Commercial Metals Co. 6.500% 7/15/17	855,000	906,300
Reliance Steel & Aluminum Co. 4.500% 4/15/23	1,125,000	1,136,495
Reliance Steel & Aluminum Co. 6.200% 11/15/16	2,562,000	2,720,882
Reliance Steel & Aluminum Co. 6.850% 11/15/36	1,536,000	1,790,070

		13,900,485

Leisure Time — 0.1%
Carnival Corp. 1.875% 12/15/17	1,100,000	1,103,926

Lodging — 0.6%
Choice Hotels International, Inc. 5.700% 8/28/20	1,500,000	1,631,625
Marriott International, Inc. 3.250% 9/15/22	2,000,000	2,037,450
Marriott International, Inc. 3.375% 10/15/20	1,440,000	1,508,070
Marriott International, Inc. 5.810% 11/10/15	425,000	437,907
Marriott International, Inc. 6.200% 6/15/16	2,003,000	2,125,491
Starwood Hotels & Resorts Worldwide, Inc. 6.750% 5/15/18	305,000	349,199
Wyndham Worldwide Corp. 2.500% 3/01/18	1,605,000	1,611,752
Wyndham Worldwide Corp. 2.950% 3/01/17	550,000	561,005
Wyndham Worldwide Corp. 6.000% 12/01/16	9,000	9,611

		10,272,110

	Principal Amount	Value
Machinery – Diversified — 0.3%
CNH Industrial Capital LLC 3.250% 2/01/17	$725,000	$721,375
CNH Industrial Capital LLC (a) 3.375% 7/15/19	1,595,000	1,547,150
CNH Industrial Capital LLC 3.625% 4/15/18	902,000	904,255
CNH Industrial Capital LLC 6.250% 11/01/16	1,705,000	1,794,513
Xylem, Inc. 4.875% 10/01/21	585,000	644,657

		5,611,950

Manufacturing — 0.6%
Harsco Corp 2.700% 10/15/15	7,308,000	7,308,000
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	960,000	1,115,534
SPX Corp. 6.875% 9/01/17	1,370,000	1,489,875

		9,913,409

Media — 1.0%
21st Century Fox America Co. 6.900% 8/15/39	525,000	718,137
CBS Corp. 7.875% 7/30/30	970,000	1,345,418
NBCUniversal Media LLC 6.400% 4/30/40	100,000	136,620
Time Warner Cable, Inc. 4.500% 9/15/42	5,400,000	5,539,126
Time Warner Cable, Inc. 5.500% 9/01/41	2,295,000	2,636,363
Time Warner Cable, Inc. 6.750% 6/15/39	655,000	839,533
Time Warner Cable, Inc. 8.250% 4/01/19	235,000	287,438
Time Warner Cable, Inc. 8.750% 2/14/19	365,000	450,575
Time Warner, Inc. 4.700% 1/15/21	900,000	1,001,982
Time Warner, Inc. 6.100% 7/15/40	950,000	1,200,179
Time Warner, Inc. 6.250% 3/29/41	15,000	19,358
Viacom, Inc. 6.250% 4/30/16	1,188,000	1,258,624

		15,433,353

Mining — 0.6%
Freeport-McMoRan, Inc. 2.375% 3/15/18	810,000	806,029
Freeport-McMoRan, Inc. 4.000% 11/14/21	5,310,000	5,182,725

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Freeport-McMoRan, Inc. 5.450% 3/15/43	$1,210,000	$1,084,518
Vale Overseas Ltd. 6.250% 1/23/17	1,626,000	1,723,072
Vale Overseas Ltd. 6.875% 11/10/39	490,000	473,330

		9,269,674

Office Equipment/Supplies — 0.2%
Pitney Bowes, Inc. 4.625% 3/15/24	1,875,000	1,966,785
Pitney Bowes, Inc. 4.750% 1/15/16	1,140,000	1,173,858
Pitney Bowes, Inc. 4.750% 5/15/18	275,000	294,890
Pitney Bowes, Inc. 5.750% 9/15/17	188,000	203,913

		3,639,446

Office Furnishings — 0.0%
Steelcase, Inc. 6.375% 2/15/21	100,000	114,719

Oil & Gas — 4.0%
Anadarko Petroleum Corp. 6.450% 9/15/36	900,000	1,116,455
Chesapeake Energy Corp. 3.250% 3/15/16	3,350,000	3,345,812
Chesapeake Energy Corp., Convertible 2.250% 12/15/38	360,000	326,700
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	3,530,000	3,382,181
Conoco, Inc. 6.950% 4/15/29	230,000	314,287
ConocoPhillips 6.500% 2/01/39	675,000	910,570
Devon Energy Corp. 5.600% 7/15/41	1,145,000	1,333,334
Devon Energy Corp. 6.300% 1/15/19	660,000	756,364
Ecopetrol SA 4.250% 9/18/18	290,000	303,775
Ensco PLC 5.200% 3/15/25	2,210,000	2,213,437
Ensco PLC 5.750% 10/01/44	2,285,000	2,213,066
EQT Corp. 4.875% 11/15/21	835,000	878,728
Helmerich & Payne International Drilling Co. (a) 4.650% 3/15/25	1,415,000	1,465,394
Motiva Enterprises LLC (a) 5.750% 1/15/20	1,285,000	1,421,479
Motiva Enterprises LLC (a) 6.850% 1/15/40	945,000	1,160,951

	Principal Amount	Value
Newfield Exploration Co. 5.375% 1/01/26	$5,195,000	$5,247,599
Newfield Exploration Co. 6.875% 2/01/20	1,700,000	1,759,840
Pemex Project Funding Master Trust 6.625% 6/15/38	202,000	227,250
Petrobras Global Finance BV 2.000% 5/20/16	1,480,000	1,415,620
Petrobras Global Finance BV 3.000% 1/15/19	825,000	712,239
Petrobras Global Finance BV 3.250% 3/17/17	4,695,000	4,331,137
Petrobras International Finance Co. 3.875% 1/27/16	1,275,000	1,250,622
Petrobras International Finance Co. 6.750% 1/27/41	2,210,000	1,956,646
Petroleos Mexicanos 3.125% 1/23/19	395,000	402,900
Petroleos Mexicanos 5.500% 1/21/21	1,690,000	1,854,775
Petroleos Mexicanos 6.375% 1/23/45	640,000	715,520
Pioneer Natural Resources Co. 5.875% 7/15/16	1,370,000	1,446,110
Pride International, Inc. 6.875% 8/15/20	2,000,000	2,277,648
Rowan Cos., Inc. 4.750% 1/15/24	2,127,000	2,012,818
Rowan Cos., Inc. 4.875% 6/01/22	4,661,000	4,479,864
Rowan Cos., Inc. 5.000% 9/01/17	1,400,000	1,442,013
Southwestern Energy Co. 4.050% 1/23/20	2,450,000	2,531,720
Southwestern Energy Co. 4.950% 1/23/25	1,470,000	1,495,112
Talisman Energy, Inc. 5.500% 5/15/42	900,000	891,390
Transocean, Inc. 4.950% 11/15/15	2,805,000	2,854,088
Transocean, Inc. 5.050% 12/15/16	1,500,000	1,515,000
Transocean, Inc. 6.000% 3/15/18	1,418,000	1,336,465
Valero Energy Corp. 6.125% 2/01/20	1,145,000	1,326,429

		64,625,338

Oil & Gas Services — 1.0%
Hornbeck Offshore Services, Inc. 1.500% 9/01/19	2,850,000	2,290,687
SEACOR Holdings, Inc., Convertible 3.000% 11/15/28	970,000	842,081

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SESI LLC 6.375% 5/01/19	$725,000	$735,875
Superior Energy Services, Inc. 7.125% 12/15/21	5,789,000	5,846,890
Weatherford International Ltd. 4.500% 4/15/22	1,000,000	913,987
Weatherford International Ltd. 5.125% 9/15/20	3,169,000	3,085,839
Weatherford International Ltd. 5.950% 4/15/42	1,685,000	1,481,083
Weatherford International Ltd. 6.000% 3/15/18	725,000	762,077

		15,958,519

Packaging & Containers — 0.1%
Brambles USA Inc., Series A (a) 5.350% 4/01/20	685,000	769,161

Pharmaceuticals — 1.1%
AbbVie, Inc. 4.400% 11/06/42	750,000	772,063
Actavis Funding SCS 3.000% 3/12/20	2,210,000	2,261,018
Actavis Funding SCS 3.800% 3/15/25	3,065,000	3,163,172
Actavis Funding SCS 4.750% 3/15/45	1,395,000	1,482,684
McKesson Corp. 1.292% 3/10/17	660,000	660,670
McKesson Corp. 2.284% 3/15/19	675,000	682,567
McKesson Corp. 3.796% 3/15/24	550,000	580,300
McKesson Corp. 4.750% 3/01/21	850,000	948,642
McKesson Corp. 4.883% 3/15/44	500,000	573,805
McKesson Corp. 6.000% 3/01/41	800,000	1,027,744
Merck Sharp & Dohme Corp. 5.850% 6/30/39	255,000	336,892
Mylan, Inc. (a) 7.875% 7/15/20	4,250,000	4,490,172
Pfizer, Inc. 7.200% 3/15/39	970,000	1,426,142

		18,405,871

Pipelines — 2.7%
Alliance Pipeline LP (a) 6.996% 12/31/19	623,445	684,515
Boardwalk Pipelines LLC 5.500% 2/01/17	914,000	955,204
Boardwalk Pipelines LP 5.875% 11/15/16	2,670,000	2,803,180

	Principal Amount	Value
CenterPoint Energy Resources Corp. 4.500% 1/15/21	$650,000	$725,589
CenterPoint Energy Resources Corp. 5.850% 1/15/41	645,000	807,011
Energy Transfer Partners LP FRN 3.272% 11/01/66	2,000,000	1,760,000
Energy Transfer Partners LP 4.050% 3/15/25	3,070,000	3,095,972
Energy Transfer Partners LP 4.900% 3/15/35	1,775,000	1,763,022
Enterprise Products Operating LP 3.200% 2/01/16	600,000	610,632
Enterprise Products Operating LP 5.950% 2/01/41	630,000	764,402
Kinder Morgan Energy Partners LP 4.100% 11/15/15	2,900,000	2,951,092
Kinder Morgan Energy Partners LP 6.500% 2/01/37	571,000	647,051
Kinder Morgan Energy Partners LP 6.950% 1/15/38	65,000	77,022
Kinder Morgan Finance Co. LLC (a) 6.000% 1/15/18	3,900,000	4,274,162
Kinder Morgan, Inc. 5.050% 2/15/46	5,565,000	5,557,593
Magellan Midstream Partners LP 6.550% 7/15/19	1,125,000	1,318,381
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 4.500% 7/15/23	2,265,000	2,242,350
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 4.875% 12/01/24	3,995,000	4,084,488
ONEOK Partners LP 3.250% 2/01/16	600,000	607,996
TransCanada PipeLines Ltd. 6.200% 10/15/37	840,000	1,066,899
Williams Partners LP 5.250% 3/15/20	2,045,000	2,251,388
Williams Partners LP/ACMP Finance Corp. 4.875% 5/15/23	4,270,000	4,302,025

		43,349,974

Real Estate — 0.1%
AMB Property LP 4.500% 8/15/17	1,050,000	1,124,164
Post Apartment Homes LP 3.375% 12/01/22	600,000	603,749

		1,727,913

Real Estate Investment Trusts (REITS) — 1.6%
American Tower Corp. 3.400% 2/15/19	1,245,000	1,285,693

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
American Tower Corp. 3.450% 9/15/21	$3,025,000	$3,087,817
American Tower Corp. 4.500% 1/15/18	1,900,000	2,039,610
ARC Properties Operating Partnership LP 2.000% 2/06/17	1,530,000	1,483,335
ARC Properties Operating Partnership LP 3.000% 2/06/19	765,000	743,960
Boston Properties LP 4.125% 5/15/21	840,000	911,635
Brandywine Operating Partners LP 4.950% 4/15/18	1,100,000	1,183,697
DDR Corp. 4.750% 4/15/18	1,400,000	1,507,164
DDR Corp. 7.875% 9/01/20	1,600,000	1,994,090
DDR Corp. 9.625% 3/15/16	1,730,000	1,865,950
Duke Realty LP 8.250% 8/15/19	1,975,000	2,439,149
ERP Operating LP 4.625% 12/15/21	600,000	670,212
Federal Realty Investment Trust 5.900% 4/01/20	455,000	529,839
HCP, Inc. 2.625% 2/01/20	1,415,000	1,418,580
Highwoods Realty LP 5.850% 3/15/17	2,600,000	2,805,564
Liberty Property LP 3.750% 4/01/25	1,315,000	1,329,023
ProLogis LP 2.750% 2/15/19	610,000	622,184
Simon Property Group LP 5.650% 2/01/20	225,000	260,330

		26,177,832

Retail — 1.6%
Bed Bath & Beyond, Inc. 3.749% 8/01/24	460,000	478,115
Bed Bath & Beyond, Inc. 5.165% 8/01/44	915,000	1,008,975
CVS Health Corp. 6.125% 9/15/39	895,000	1,168,397
CVS Pass-Through Trust (a) 5.926% 1/10/34	2,214,868	2,620,020
Dollar General Corp. 3.250% 4/15/23	1,345,000	1,307,013
El Puerto de Liverpool SAB de CV (a) 3.950% 10/02/24	2,975,000	3,008,320
The Home Depot, Inc. 5.950% 4/01/41	800,000	1,068,238

	Principal Amount	Value
Macy’s Retail Holdings, Inc. 7.450% 7/15/17	$860,000	$971,885
O’Reilly Automotive, Inc. 3.850% 6/15/23	759,000	791,770
O’Reilly Automotive, Inc. 4.875% 1/14/21	875,000	976,067
QVC, Inc. 3.125% 4/01/19	1,075,000	1,082,392
QVC, Inc. 4.375% 3/15/23	1,140,000	1,161,490
QVC, Inc. 4.450% 2/15/25	1,225,000	1,233,165
QVC, Inc. 5.125% 7/02/22	750,000	797,238
Tiffany & Co. (a) 4.900% 10/01/44	1,140,000	1,174,355
Wal-Mart Stores, Inc. 5.625% 4/01/40	2,085,000	2,664,371
Walgreens Boots Alliance, Inc. 2.700% 11/18/19	750,000	766,198
Walgreens Boots Alliance, Inc. 3.800% 11/18/24	1,505,000	1,556,098
Walgreens Boots Alliance, Inc. 4.800% 11/18/44	2,165,000	2,336,780

		26,170,887

Savings & Loans — 0.4%
Glencore Funding LLC (a) 1.700% 5/27/16	1,593,000	1,599,649
Glencore Funding LLC (a) 2.500% 1/15/19	1,841,000	1,841,889
Glencore Funding LLC (a) 3.125% 4/29/19	1,040,000	1,063,608
Nationwide Building Society (a) 2.350% 1/21/20	2,665,000	2,682,024

		7,187,170

Semiconductors — 1.1%
Applied Materials, Inc. 5.850% 6/15/41	1,500,000	1,839,231
Intel Corp. 3.250% 8/01/39	1,403,000	2,214,986
KLA-Tencor Corp. 4.650% 11/01/24	2,340,000	2,457,541
Lam Research Corp. 2.750% 3/15/20	2,460,000	2,473,742
Lam Research Corp. 3.800% 3/15/25	2,210,000	2,222,643
Microchip Technology, Inc., Convertible (a) 1.625% 2/15/25	2,274,000	2,360,696
Micron Technology, Inc., Convertible 2.125% 2/15/33	1,752,000	4,351,530

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Micron Technology, Inc., Convertible 3.000% 11/15/43	$566,000	$625,784

		18,546,153

Software — 0.4%
Broadridge Financial Solutions, Inc. 3.950% 9/01/20	745,000	788,992
CA, Inc. 2.875% 8/15/18	835,000	856,176
CA, Inc. 5.375% 12/01/19	2,115,000	2,365,198
Citrix Systems, Inc., Convertible (a) 0.500% 4/15/19	2,340,000	2,462,850
Microsoft Corp. 3.000% 10/01/20	525,000	558,003

		7,031,219

Telecommunications — 1.7%
America Movil SAB de CV 5.000% 3/30/20	730,000	827,251
America Movil SAB de CV 6.125% 3/30/40	760,000	942,256
AT&T, Inc. 6.550% 2/15/39	1,005,000	1,233,730
British Telecom PLC 9.625% 12/15/30	1,050,000	1,731,734
CenturyLink, Inc. 6.150% 9/15/19	760,000	824,600
Cisco Systems, Inc. 5.500% 1/15/40	485,000	599,690
Deutsche Telekom International Finance BV 8.750% 6/15/30	290,000	443,308
Embarq Corp. 7.082% 6/01/16	561,000	595,078
Embarq Corp. 7.995% 6/01/36	200,000	237,820
ENTEL Chile SA (a) 4.875% 10/30/24	1,400,000	1,461,368
Rogers Communications, Inc. 7.500% 8/15/38	160,000	231,073
Sprint Communications, Inc. (a) 9.000% 11/15/18	2,925,000	3,356,437
Telefonaktiebolaget LM Ericsson 4.125% 5/15/22	1,250,000	1,341,110
Telefonica Emisiones SAU 3.992% 2/16/16	1,900,000	1,948,363
Telefonica Emisiones SAU 5.462% 2/16/21	650,000	742,842
Verizon Communications, Inc. 2.625% 2/21/20	1,866,000	1,898,394
Verizon Communications, Inc. 3.500% 11/01/24	1,845,000	1,888,108

	Principal Amount	Value
Verizon Communications, Inc. 4.862% 8/21/46	$1,366,000	$1,430,113
Verizon Communications, Inc. 5.012% 8/21/54	1,222,000	1,267,935
Verizon Communications, Inc. 5.150% 9/15/23	1,495,000	1,713,993
Verizon Communications, Inc. 6.550% 9/15/43	1,218,000	1,586,030
WCP Wireless Site Funding (a) 4.141% 11/15/40	1,345,065	1,352,183

		27,653,416

Transportation — 0.6%
Asciano Finance (a) 4.625% 9/23/20	845,000	908,630
Asciano Finance (a) 5.000% 4/07/18	1,650,000	1,774,304
Burlington Northern Santa Fe LLC 6.750% 3/15/29	1,053,000	1,365,506
Con-way, Inc. 7.250% 1/15/18	1,760,000	1,989,110
CSX Corp. 7.250% 5/01/27	733,000	963,062
Norfolk Southern Corp. 2.903% 2/15/23	116,000	116,780
Norfolk Southern Corp. 4.837% 10/01/41	19,000	21,639
Norfolk Southern Corp. 6.000% 5/23/2111	500,000	634,250
Ryder System, Inc. 2.550% 6/01/19	480,000	487,145
Ryder System, Inc. 2.650% 3/02/20	1,215,000	1,230,361
Union Pacific Corp. 4.000% 2/01/21	700,000	774,296

		10,265,083

Trucking & Leasing — 0.4%
GATX Corp. 2.375% 7/30/18	1,175,000	1,189,024
GATX Corp. 3.900% 3/30/23	735,000	769,449
GATX Corp. 4.750% 6/15/22	1,200,000	1,327,256
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 2.500% 6/15/19	2,025,000	2,027,659
TTX Co. (a) 4.150% 1/15/24	1,730,000	1,852,944

		7,166,332

TOTAL CORPORATE DEBT (Cost $726,462,409)		761,890,808

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
MUNICIPAL OBLIGATIONS — 1.1%
JobsOhio Beverage System Series B 4.532% 1/01/35	$5,550,000	$6,254,739
New York City Municipal Water Finance Authority BAB 5.882% 6/15/44	390,000	527,896
State of California 5.950% 4/01/16	895,000	941,567
State of California BAB 7.550% 4/01/39	505,000	791,375
State of California BAB 7.600% 11/01/40	3,925,000	6,179,756
State of Illinois 5.365% 3/01/17	2,910,000	3,118,618

		17,813,951

TOTAL MUNICIPAL OBLIGATIONS (Cost $16,303,836)		17,813,951

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 17.1%
Auto Floor Plan ABS — 0.1%
NCF Dealer Floorplan Master Trust, Series 2014-1A, Class A FRN (a) 1.676% 10/20/20	1,630,000	1,630,068

Automobile ABS — 0.5%
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A (a) 2.500% 2/20/21	1,600,000	1,613,293
Capital Automotive REIT, Series 2014-1A, Class A (a) 3.660% 10/15/44	1,100,000	1,112,755
Capital Automotive REIT, Series 2012-1A, Class A (a) 4.700% 7/15/42	1,786,890	1,846,326
CFC LLC, Series 2014-2A, Class A (a) 1.440% 11/16/20	1,807,589	1,798,417
CPS Auto Trust, Series 2014-A, Class A (a) 1.210% 8/15/18	1,180,374	1,178,853
CPS Auto Trust, Series 2011-B, Class A (a) 3.680% 9/17/18	318,439	321,911

		7,871,555

Commercial MBS — 5.6%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.754% 2/10/51	2,103,741	2,284,300

	Principal Amount	Value
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class AM VRN 6.256% 2/10/51	$1,445,000	$1,596,838
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	2,790,000	2,938,654
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	1,295,000	1,369,423
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4 VRN 5.471% 1/12/45	733,339	780,070
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM VRN 5.513% 1/12/45	2,765,000	2,955,337
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	1,000,000	1,080,167
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	2,150,000	2,325,878
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AM VRN 5.742% 9/11/38	2,375,000	2,479,444
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class AM VRN 5.835% 9/11/42	1,170,000	1,277,902
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class AM VRN 6.084% 6/11/50	1,660,000	1,824,715
Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5 3.961% 3/10/47	2,176,000	2,378,461
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class AM VRN 5.650% 12/10/49	1,320,000	1,426,714
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A4, CMO, VRN 5.751% 6/10/46	1,236,371	1,279,223

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 5.798% 12/10/49	$3,693,000	$4,012,019
DBCCRE Mortgage Trust, Series 2014-ARCP, Class A (a) 4.238% 1/10/34	1,100,000	1,205,418
DBRR Trust, Series 2013-EZ3, Class A VRN (a) 1.636% 12/18/49	1,813,219	1,821,741
DBUBS Mortgage Trust, Series 2011-LC2A, Class A2 (a) 3.386% 7/10/44	1,745,857	1,786,767
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2 3.642% 8/10/44	1,600,000	1,641,149
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1 (a) 3.742% 11/10/46	663,437	674,789
DBUBS Mortgage Trust, Series 2011-LC1A, Class B VRN (a) 5.471% 11/10/46	860,000	979,468
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4 VRN 5.785% 7/10/38	3,701,692	3,836,315
GS Mortgage Securities Corp., Series 2014-4R, Class AS FRN (a) 0.351% 1/26/34	1,985,000	1,884,416
GS Mortgage Securities Corp. II, Series 2012-GC6, Class AS (a) 4.948% 1/10/45	800,000	911,217
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A2 (a) 3.341% 7/15/46	500,754	511,937
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class AM 4.780% 7/15/42	200,000	200,460
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	2,882,195	3,022,587
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class AM 5.204% 12/12/49	1,675,000	1,774,033
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4 VRN 5.466% 2/12/39	309,763	316,141

	Principal Amount	Value
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4 VRN 5.868% 6/12/46	$1,535,981	$1,592,243
ML-CFC Commercial Mortgage Trust, Series 2006-3, Class AM VRN 5.456% 7/12/46	1,315,000	1,384,487
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM VRN 5.856% 9/12/49	1,800,000	1,960,121
Morgan Stanley Capital I, Series 2011-C2, Class B VRN (a) 5.200% 6/15/44	825,000	924,956
Morgan Stanley Capital I, Series 2006-IQ12, Class A4 5.332% 12/15/43	1,063,315	1,118,259
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	1,525,000	1,617,314
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	820,839	825,800
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.270% 1/11/43	1,233,839	1,371,329
STRIPs Ltd., Series 2012-1A, Class A (a) 1.500% 12/25/44	885,531	885,531
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3 VRN 5.532% 8/15/39	46,419	46,596
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.532% 8/15/39	1,525,000	1,541,731
VFC LLC, (Acquired 7/9/14, Cost $1,500,000) Series 2014-2, Class A (a) (c) 2.750% 7/20/30	859,674	859,695
VFC LLC, Series 2015-3, Class A (Acquired 3/25/15, Cost $1,716,775) (a) (c) 2.750% 12/20/31	1,720,000	1,717,238
VNO Mortgage Trust, Series 2013-PENN, Class A (a) 3.808% 12/13/29	1,610,000	1,735,128
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class AM VRN 5.321% 12/15/44	2,450,000	2,500,769
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM VRN 5.466% 1/15/45	2,220,000	2,287,931

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	$4,525,000	$4,771,048
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class AM VRN 5.591% 4/15/47	1,530,000	1,633,257
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class AM VRN 5.715% 5/15/43	1,250,000	1,298,580
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM VRN 5.964% 2/15/51	1,775,000	1,922,807
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4 VRN 5.964% 2/15/51	2,155,613	2,293,481
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AM VRN 5.964% 6/15/45	1,345,000	1,406,709
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (a) 3.349% 11/15/43	431,480	443,914
Wells Fargo Reremic Trust, Series 2012-IO, Class A (a) 1.750% 8/20/21	643,412	643,412
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A2 (a) 3.240% 3/15/44	1,976,413	2,017,971
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2 (a) 3.791% 2/15/44	1,225,000	1,242,903

		90,618,793

Home Equity ABS — 1.9%
Aames Mortgage Investment Trust, Series 2004-1, Class M5 FRN 1.896% 1/25/35	2,604,268	2,533,840
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.444% 8/25/35	498,530	497,286
Ameriquest Mortgage Securities, Inc., Series 2005-R10, Class A2B FRN 0.394% 1/25/36	22,084	21,906
Asset-Backed Funding Certificates, Series 2005-WMC1, Class M1 FRN 0.834% 6/25/35	408,151	405,091
Bayview Financial Mortgage Pass-Through Trust, Series 2005-B, Class M1 FRN 0.628% 4/28/39	1,438,588	1,414,863

	Principal Amount	Value
Citigroup Mortgage Loan Trust, Series 2003-HE4, Class A FRN (a) 0.584% 12/25/33	$122,524	$122,518
Citigroup Mortgage Loan Trust, Series 2005-OPT4, Class M2 FRN 0.604% 7/25/35	559,164	545,941
Countrywide Asset-Backed Certificates, Series 2005-3, Class MV2 FRN 0.621% 8/25/35	523,153	521,218
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.634% 9/25/34	254,614	250,153
Countrywide Asset-Backed Certificates, Series 2005-6, Class M1 FRN 0.664% 12/25/35	124,698	124,494
Countrywide Partnership Trust, Series 2004-EC1, Class M1 FRN 1.074% 2/25/35	773,329	675,910
Credit-Based Asset Servicing and Securitization LLC, Series 2006-RP2, Class A2 FRN (a) 0.464% 7/25/36	258,866	258,121
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1 FRN 0.594% 5/25/36	1,667,067	1,632,130
First Franklin Mortgage Loan Trust, Series 2005-FF7, Class M1 FRN 0.624% 7/25/35	1,474,351	1,463,283
First Franklin Mortgage Loan Trust, Series 2005-FF2, Class M3 FRN 0.894% 3/25/35	1,190,000	1,176,192
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.414% 1/25/36	563,171	548,178
GSAMP Trust, Series 2005-HE5, Class M1 FRN 0.594% 11/25/35	880,000	836,553
GSAMP Trust, Series 2005-AHL, Class M1 FRN 0.604% 4/25/35	481,380	459,773
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.344% 8/25/36	428,358	423,401
Home Equity Asset Trust, Series 2005-4, Class M2 FRN 0.834% 10/25/35	76,664	76,676
Lake Country Mortgage Loan Trust, Series 2005-HE1, Class M1 FRN (a) 0.954% 12/25/32	489,129	489,586
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2 FRN 0.969% 2/25/35	1,361,249	1,304,055

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2 FRN 0.999% 6/25/35	$2,306,359	$2,226,589
MASTR Asset-Backed Securities Trust, Series 2005-WMC1, Class M3 FRN 0.894% 3/25/35	2,070,000	1,925,217
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (a) 0.913% 6/28/35	1,612,153	1,601,740
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M2 FRN (a) 0.943% 6/28/35	1,300,000	1,197,185
Morgan Stanley Capital, Inc., Series 2005-WMC6, Class M2 FRN 0.924% 7/25/35	1,326,997	1,331,214
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 6.554% 10/25/28	376	377
NovaStar Mortgage Funding Trust, Series 2005-3, Class A2D FRN 0.544% 1/25/36	2,262,863	2,238,478
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A FRN 0.434% 9/25/35	811,299	806,778
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.554% 8/25/35	553,653	548,296
Park Place Securities, Inc., Series 2005-WHQ1, Class M2 FRN 0.674% 3/25/35	515,247	514,069
Residential Asset Mortgage Products, Inc., Series 2005-EFC5, Class M1 FRN 0.574% 10/25/35	1,706,174	1,696,844
Structured Asset Investment Loan Trust, Series 2005-7, Class A5 FRN 0.534% 8/25/35	505,181	501,599

		30,369,554

Other ABS — 6.5%
321 Henderson Receivables I LLC, Series 2015-1A, Class A (a) 3.260% 9/15/72	1,000,000	999,409
AIMCO CLO Ltd., Series 2014-AA, Class A FRN (a) 1.797% 7/20/26	2,500,000	2,498,422
Alterna Funding I LLC, Series 2014-1A, Class NOTE (a) 1.639% 2/15/21	1,766,753	1,768,961
Apidos CLO XV, Series 2013-15A, Class A1 FRN (a) 1.607% 10/20/25	1,000,000	993,583

	Principal Amount	Value
Applebee’s/IHOP Funding LLC, Series 2014-1, Class A2 (a) 4.277% 9/05/44	$1,580,000	$1,635,373
ARL Second LLC, Series 2014-1A, Class A1 (a) 2.920% 6/15/44	1,199,132	1,204,060
Ascentium Equipment Receivables LLC, Series 2014-1A, Class A2 (a) 1.040% 1/10/17	1,027,412	1,027,204
Atlas Senior Loan Fund V Ltd., Series 2014-1A, Class A FRN (a) 1.804% 7/16/26	1,000,000	1,000,604
Avery Point CLO Ltd., Series 2014-5A, Class A FRN (a) 1.717% 7/17/26	2,500,000	2,491,712
Avery Point III CLO Ltd., Series 2013-3A, Class A FRN (a) 1.657% 1/18/25	1,400,000	1,393,463
BCC Funding VIII LLC, Series 2014-1A, Class A (a) 1.794% 6/20/20	853,883	853,349
Birchwood Park CLO Ltd., Series 2014-1A, Class A FRN (a) 1.693% 7/15/26	2,415,000	2,408,064
Blue Hill CLO Ltd., Series 2013-1A, Class A FRN (a) 1.733% 1/15/26	1,400,000	1,396,581
BlueMountain CLO Ltd., Series 2013-2A, Class A FRN (a) 1.457% 1/22/25	1,100,000	1,087,594
BlueMountain CLO Ltd., Series 2013-3A, Class A FRN (a) 1.653% 10/29/25	725,000	722,801
CAN Capital Funding LLC, Series 2014-1A, Class A (a) 3.117% 4/15/20	1,700,000	1,693,625
Carlyle Global Market Strategies, Series 2014-1A, Class A FRN (a) 1.777% 4/17/25	3,765,000	3,765,399
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (a) 4.474% 3/20/43	1,052,450	1,084,410
CLI Funding V LLC, Series 2014-1A, Class A (a) 3.290% 6/18/29	1,778,393	1,793,425
Consumers Securitization Funding LLC, Series 2014-A, Class A2 2.962% 11/01/25	1,300,000	1,352,740
Cronos Containers Program I Ltd., Series 2014-2A, Class A (a) 3.270% 11/18/29	1,059,259	1,072,176
DB Master Finance LLC, Series 2015-1A, Class A2I (a) 3.262% 2/20/45	1,800,000	1,800,301

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Diamond Resorts Owner Trust, Series 2014-1, Class A (a) 2.540% 5/20/27	$1,064,586	$1,068,206
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (a) 5.216% 1/25/42	3,169,300	3,317,539
Drug Royalty Corp., Inc., Series 2012-1, Class A2 (a) 5.800% 7/15/24	823,846	850,093
Eaton Vance CLO, Series 2014-1A, Class A FRN (a) 1.703% 7/15/26	3,300,000	3,290,545
Element Rail Leasing II LLC, Series 2015-1A, Class A1 (a) 2.707% 2/19/45	840,000	843,059
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 (a) 4.212% 10/15/42	3,147,289	3,155,164
Galaxy XII CLO Ltd., Series 2012-12A, Class A FRN (a) 1.657% 5/19/23	1,150,000	1,149,392
Global Container Assets Ltd., Series 2013-1A, Class A1 (a) 2.200% 11/05/28	1,240,408	1,236,546
Global Container Assets Ltd., Series 2015-1A, Class A2 (a) 3.450% 2/05/30	1,540,700	1,532,919
Global SC Finance II SRL, Series 2014-1A, Class A1 (a) 3.190% 7/17/29	466,667	468,029
Global SC Funding One Ltd., Series 2015-1, Class B1 (a) 2.740% 1/18/30	851,305	851,172
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A FRN (a) 1.406% 4/25/25	4,060,000	3,984,521
Hercules Capital Funding Trust, Series 2012-1A, Class A (a) 3.320% 12/16/17	98,192	98,867
Hercules Capital Funding Trust, Series 2014-1A, Class A (a) 3.524% 4/16/21	1,000,000	999,687
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (a) 2.422% 6/02/17	2,125,000	2,157,744
Hilton Grand Vacations Trust, Series 2013-A, Class A (a) 2.280% 1/25/26	863,287	870,388
Icon Brand Holdings LLC, Series 2012-1A, Class A (a) 4.229% 1/25/43	1,997,501	2,001,135

	Principal Amount	Value
ING Investment Management CLO Ltd., Series 2012-3A, Class A FRN (a) 1.703% 10/15/22	$700,000	$699,447
ING Investment Management CLO Ltd., Series 2013-3A, Class A1 FRN (a) 1.707% 1/18/26	2,025,000	2,018,149
LCM Ltd., Series 10AR, Class AR FRN (a) 1.513% 4/15/22	3,500,000	3,487,984
LCM Ltd., Series 16A, Class A FRN (a) 1.753% 7/15/26	3,200,000	3,197,114
Madison Park Funding XII Ltd., Series 2014-12A, Class A FRN (a) 1.757% 7/20/26	3,200,000	3,199,994
Marriott Vacation Club Owner Trust, Series 2012-1A, Class A (a) 2.510% 5/20/30	1,051,784	1,064,258
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (a) 1.558% 7/20/18	1,320,227	1,319,968
Nomad CLO Ltd., Series 2013-1A, Class A1 FRN (a) 1.453% 1/15/25	2,575,000	2,542,058
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class A FRN (a) 1.351% 4/20/25	2,410,000	2,370,266
OHA Loan Funding Ltd., Series 2013-1A, Class A FRN (a) 1.507% 7/23/25	1,930,000	1,913,707
OnDeck Asset Securitization Trust, Series 2014-1A, Class A (a) 3.150% 5/17/18	1,400,000	1,402,292
Orange Lake Timeshare Trust, Series 2014-AA, Class A (a) 2.290% 7/09/29	706,609	715,138
Oxford Finance Funding Trust, Series 2014-1A, Class A (a) 3.475% 12/15/22	800,000	803,096
Race Point VIII CLO Ltd., Series 2013-8A, Class A FRN (a) 1.482% 2/20/25	700,000	692,655
Race Point VIII CLO Ltd., Series 2012-7A, Class A FRN (a) 1.675% 11/08/24	1,300,000	1,297,596
Sierra Receivables Funding Co. LLC, Series 2014-1A, Class A (a) 2.070% 3/20/30	1,136,502	1,134,395
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (a) 2.840% 11/20/28	314,780	318,654
Sierra Receivables Funding Co. LLC, Series 2011-1A, Class A (a) 3.350% 4/20/26	645,859	653,276

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Sonic Capital LLC, Series 2011-1A, Class A2 (a) 5.438% 5/20/41	$1,429,764	$1,511,588
Spirit Master Funding LLC, Series 2014-4A, Class A1 (a) 3.501% 1/20/45	1,100,000	1,115,996
SpringCastle America Funding LLC, Series 2014-AA, Class A (a) 2.700% 5/25/23	3,226,573	3,234,517
Springleaf Funding Trust, Series 2013-AA, Class A (a) 2.580% 9/15/21	1,400,375	1,400,462
Structured Receivables Finance LLC, Series 2010-B, Class A (a) 3.730% 8/15/36	542,781	568,966
SVO VOI Mortgage LLC, Series 2012-AA, Class A (a) 2.000% 9/20/29	1,698,367	1,692,728
Textainer Marine Containers III Ltd., Series 2014-1A, Class A (a) 3.270% 10/20/39	546,250	548,505
Trafigura Securitisation Finance PLC, Series 2012-1A, Class A FRN (a) 2.575% 10/15/15	3,519,000	3,520,275
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (a) 4.370% 7/15/41	983,982	1,032,608
Westgate Resorts LLC, Series 2012-2A, Class A (a) 3.000% 1/20/25	394,772	396,757

		105,770,711

Student Loans ABS — 2.4%
Access Group, Inc., Series 2007-A, Class A2 FRN 0.392% 8/25/26	153,687	153,375
Access Group, Inc., Series 2005-2, Class A3 FRN 0.442% 11/22/24	1,027,852	1,022,569
Access Group, Inc., Series 2003-A, Class A3 FRN 1.225% 7/01/38	965,678	877,443
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 1/25/47	875,000	740,425
College Loan Corp. Trust I, Series 2002-2, Class A29 FRN (a) 3/01/42	950,000	923,681
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 6/15/43	700,000	667,557
Education Funding Capital Trust I, Series 2004-1, Class A4 FRN 6/15/43	2,600,000	2,599,012

	Principal Amount	Value
Education Funding Capital Trust I, Series 2004-1, Class A5 FRN 1.450% 6/15/43	$2,475,000	$2,454,037
Education Funding Capital Trust I, Series 2004-1, Class A6 FRN 1.520% 6/15/43	1,700,000	1,681,810
Education Loan Asset-Backed Trust I, Series 2003-2, Class 2A1 FRN (a) 8/01/43	1,950,000	1,875,847
Education Loan Asset-Backed Trust I, Series 2003-1, Class A2 FRN (a) 1.380% 2/01/43	1,300,000	1,231,983
GCO Education Loan Funding Trust, Series 2006-2A, Class A2L FRN (a) 0.362% 8/25/25	209,824	209,594
Higher Education Funding I, Series 2004-1, Class B1 FRN (a) 1/01/44	600,000	508,610
Higher Education Funding I, Series 2004-1, Class B2 FRN (a) 1/01/44	600,000	496,272
Mississippi Higher Education Assistance Corp., Series 2014-1, Class A1 FRN 0.854% 10/25/35	2,083,307	2,087,471
National Collegiate Student Loan Trust, Series 2006-3, Class A3 FRN 0.324% 10/25/27	3,230,017	3,181,881
Nelnet Student Loan Trust, Series 2014-6A, Class A FRN (a) 0.824% 11/25/47	3,237,565	3,219,539
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (a) 0.974% 4/25/46	636,081	639,485
Nelnet Student Loan Trust, Series 2014-5A, Class B FRN (a) 1.674% 5/25/49	1,200,000	1,077,879
Nelnet Student Loan Trust, Series 2014-3A, Class B FRN (a) 1.674% 10/25/50	850,000	788,543
Nelnet Student Loan Trust, Series 2015-2A, Class B FRN (a) 1.721% 5/25/49	1,130,000	969,696
Northstar Education Finance, Inc., Series 2006-A, Class A3 FRN 0.472% 5/28/26	228,259	228,113
SLC Student Loan Trust, Series 2006-A, Class A5 FRN 0.423% 7/15/36	1,148,520	1,141,467
SLC Student Loan Trust, Series 2006-A, Class B FRN 0.553% 7/15/36	697,000	665,494

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Private Education Loan Trust, Series 2013-R1, Class A FRN (a) 1.674% 3/25/33	$209,319	$210,475
SLM Student Loan Trust, Series 2003-5, Class A7 FRN 6/17/30	450,000	450,000
SLM Student Loan Trust, Series 2007-3, Class B FRN 0.406% 1/25/28	2,600,000	2,263,859
SLM Student Loan Trust, Series 2003-2, Class A7 FRN 1.660% 9/15/28	600,000	600,000
SLM Student Loan Trust, Series 2013-2, Class B FRN 1.674% 6/25/43	1,970,000	1,910,114
South Carolina Student Loan Corp., Series 2014-1, Class A2 FRN 1.179% 1/03/33	2,030,000	2,034,777
South Carolina Student Loan Corp., Series 2014-1, Class B FRN 1.679% 8/01/35	1,300,000	1,223,181
US Education Loan Trust LLC, Series 2006-1, Class A2 FRN (a) 0.392% 3/01/25	205,477	205,331

		38,339,520

WL Collateral CMO — 0.1%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 2.663% 8/25/34	459,172	446,088
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 FRN 2.659% 2/25/34	111,837	110,738
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 2.909% 9/25/33	34,172	32,362
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 FRN 2.474% 8/25/34	93,718	89,664
HSI Asset Securitization Corp. Trust, Series 2005, Class IIA3 FRN 0.534% 7/25/35	49,011	48,865
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A FRN 2.372% 8/25/34	305,342	257,347
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.424% 8/25/36	381,329	373,572
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA FRN 2.591% 7/25/33	15,250	15,114
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA FRN 2.600% 2/25/34	47,331	45,249

	Principal Amount	Value
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.375% 2/25/34	$1,080	$1,109
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A FRN 2.535% 3/25/34	207,906	211,299
WaMu Mortgage Pass-Through Certificates, Series 2004-AR2, Class A FRN 1.528% 4/25/44	498,943	518,019

		2,149,426

WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.421% 11/25/37	572,085	567,224
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.760% 6/25/32	144,420	141,266

		708,490

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $275,899,605)		277,458,117

SOVEREIGN DEBT OBLIGATIONS — 0.8%
Brazilian Government International Bond 4.875% 1/22/21	700,000	735,000
Mexico Government International Bond 4.750% 3/08/44	3,050,000	3,202,500
Peruvian Government International Bond 6.550% 3/14/37	560,000	745,500
Poland Government International Bond 6.375% 7/15/19	1,260,000	1,482,075
Province of Quebec Canada 7.500% 9/15/29	540,000	818,731
Republic of Brazil International Bond 5.625% 1/07/41	1,825,000	1,856,938
Republic of Turkey International Bond 4.875% 4/16/43	534,000	527,325
Republic of Turkey International Bond 6.750% 4/03/18	935,000	1,035,400
United Mexican States 5.125% 1/15/20	1,110,000	1,244,310
United Mexican States 6.750% 9/27/34	950,000	1,268,250

		12,916,029

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $11,991,570)		12,916,029

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 26.0%
Collateralized Mortgage Obligations — 2.1%
Federal Home Loan Mortgage Corp.
Series 4303, Class AP 3.000% 8/15/43	$6,170,572	$6,429,585
Series 4290, Class CA 3.500% 12/15/38	3,360,288	3,564,519
Series 2617, Class Z 5.500% 5/15/33	3,189,090	3,608,006
Series 2693, Class Z 5.500% 10/15/33	5,420,290	6,061,013
Series 3423, Class PB 5.500% 3/15/38	825,000	951,150
Series 2178, Class PB 7.000% 8/15/29	403,336	464,842
Federal National Mortgage Association
Series 2014-7, Class VA 3.500% 5/25/25	1,969,709	2,118,573
Series 2014-48, Class AB 4.000% 10/25/40	4,862,550	5,222,359
Series 2007-32, Class Z 5.500% 4/25/37	1,692,013	1,892,021
Series 2010-60, Class HJ 5.500% 5/25/40	1,247,859	1,394,063
Series 1989-20, Class A 6.750% 4/25/18	27,515	28,697
Federal National Mortgage Association Benchmark REMIC, Series 2007-B2, Class ZA 5.500% 6/25/37	1,590,821	1,738,841
U.S. Department of Veteran Affairs, Series 1992-1, Class 2Z 7.750% 5/15/22	369,866	412,158

		33,885,827

Pass-Through Securities — 23.9%
Federal Home Loan Mortgage Corp.
Pool #Z40047 4.000% 10/01/41	571,721	612,478
Pool #E84025 6.000% 6/01/16	13,337	13,657
Pool #G11431 6.000% 2/01/18	4,434	4,613
Pool #G11122 6.500% 5/01/16	9,247	9,449
Pool #E84450 6.500% 7/01/16	5,653	5,810
Pool #E84660 6.500% 7/01/16	2,423	2,501
Pool #C00836 7.000% 7/01/29	17,699	20,751
Pool #C49314 7.000% 4/01/31	7,616	8,972

	Principal Amount	Value
Pool #C51422 7.000% 5/01/31	$2,023	$2,387
Pool #C53034 7.000% 6/01/31	14,350	16,877
Pool #G01311 7.000% 9/01/31	92,697	108,898
Pool #G01317 7.000% 10/01/31	62,894	73,909
Pool #E00856 7.500% 6/01/15	406	408
Pool #G00143 7.500% 6/01/23	1,014	1,162
Pool #C55867 7.500% 2/01/30	45,002	53,026
Pool #C41497 7.500% 9/01/30	192	230
Pool #C43930 7.500% 10/01/30	3,011	3,631
Pool #C43962 7.500% 10/01/30	5,771	6,893
Pool #C44509 7.500% 11/01/30	15,153	18,266
Pool #C44830 7.500% 11/01/30	27	32
Pool #C45235 7.500% 12/01/30	38,331	46,029
Pool #C46038 7.500% 12/01/30	1,110	1,329
Pool #C01116 7.500% 1/01/31	2,140	2,572
Pool #C46309 7.500% 1/01/31	577	695
Pool #C46560 7.500% 1/01/31	640	756
Pool #C46810 7.500% 1/01/31	687	828
Pool #C47060 7.500% 1/01/31	1,721	2,066
Pool #C47063 7.500% 1/01/31	3,330	3,994
Pool #E00852 8.000% 5/01/15	434	435
Pool #E80782 8.000% 7/01/15	72	73
Pool #E80998 8.000% 7/01/15	569	572
Pool #E81091 8.000% 7/01/15	1,182	1,188
Pool #E81151 8.000% 8/01/15	1,498	1,506
Pool #555481 8.250% 5/01/17	5,477	5,815

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #G00653 8.500% 11/01/25	$27,253	$32,404
Pool #554904 9.000% 3/01/17	78	82
Federal National Mortgage Association
Pool #775539 2.117% 5/01/34 FRN	423,516	452,006
Pool #725692 2.270% 10/01/33 FRN	574,413	610,691
Pool #888586 2.340% 10/01/34 FRN	1,053,203	1,122,577
Pool #890564 3.000% 6/01/43	4,740,317	4,878,823
Pool #AR8708 3.500% 4/01/43	1,818,046	1,926,206
Pool #AT0998 3.500% 4/01/43	8,825,514	9,350,564
Pool #AT4050 3.500% 5/01/43	2,332,681	2,471,458
Pool #MA1463 3.500% 6/01/43	5,802,667	6,147,881
Pool #AB6261 4.000% 9/01/42	11,926,457	12,986,794
Pool #675713 5.000% 3/01/18	6,542	6,845
Pool #545636 6.500% 5/01/17	32,804	34,039
Pool #254379 7.000% 7/01/32	59,721	70,428
Pool #252717 7.500% 9/01/29	3,494	4,187
Pool #535996 7.500% 6/01/31	14,242	17,161
Pool #254009 7.500% 10/01/31	39,571	47,792
Pool #253394 8.000% 7/01/20	16,714	18,613
Pool #323992 8.000% 11/01/29	2,731	3,300
Pool #525725 8.000% 2/01/30	5,390	6,462
Pool #253266 8.000% 5/01/30	5,968	7,118
Pool #537433 8.000% 5/01/30	3,654	4,475
Pool #253347 8.000% 6/01/30	9,057	11,048
Pool #544976 8.000% 7/01/30	882	1,076
Pool #535428 8.000% 8/01/30	8,805	10,722

	Principal Amount	Value
Pool #543290 8.000% 9/01/30	$62	$76
Pool #547786 8.000% 9/01/30	2,513	3,016
Pool #550767 8.000% 9/01/30	7,370	8,946
Pool #553061 8.000% 9/01/30	13,486	16,321
Pool #253481 8.000% 10/01/30	7,843	9,570
Pool #535533 8.000% 10/01/30	8,143	9,919
Pool #560741 8.000% 11/01/30	2,986	3,657
Pool #253644 8.000% 2/01/31	4,011	4,613
Pool #581170 8.000% 5/01/31	1,592	1,925
Pool #583916 8.000% 5/01/31	2,093	2,573
Pool #593848 8.000% 7/01/31	1,013	1,243
Pool #190317 8.000% 8/01/31	46,658	56,788
Pool #545240 8.000% 9/01/31	4,939	6,024
Pool #541202 8.500% 8/01/26	66,558	77,569
Federal National Mortgage Association TBA
Pool #927 2.500% 7/01/42 (d)	32,975,000	32,655,555
Pool #6237 3.000% 10/01/42 (d)	69,981,000	71,555,572
Pool #11192 4.000% 5/01/42 (d)	53,400,000	57,100,454
Government National Mortgage Association
Pool #783896 3.500% 5/15/44	6,802,586	7,213,664
Pool #404246 6.500% 8/15/28	449	523
Pool #781038 6.500% 5/15/29	99,975	116,871
Pool #781468 6.500% 7/15/32	6,450	7,634
Pool #781496 6.500% 9/15/32	33,196	39,147
Pool #363066 7.000% 8/15/23	7,121	8,152
Pool #352049 7.000% 10/15/23	3,464	3,951
Pool #354674 7.000% 10/15/23	6,031	6,852

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #358555 7.000% 10/15/23	$3,239	$3,677
Pool #345964 7.000% 11/15/23	1,913	2,168
Pool #380866 7.000% 3/15/24	1,247	1,420
Pool #781124 7.000% 12/15/29	11,178	13,220
Pool #781319 7.000% 7/15/31	225,929	268,090
Pool #565982 7.000% 7/15/32	15,804	18,897
Pool #581417 7.000% 7/15/32	75,988	90,583
Pool #588012 7.000% 7/15/32	20,239	24,173
Pool #591581 7.000% 8/15/32	10,943	13,084
Pool #190766 7.500% 1/15/17	7,135	7,470
Pool #187548 7.500% 4/15/17	2,966	3,138
Pool #203940 7.500% 4/15/17	13,493	14,186
Pool #181168 7.500% 5/15/17	2,710	2,867
Pool #201622 7.500% 5/15/17	9,619	10,177
Pool #192796 7.500% 6/15/17	2,179	2,310
Pool #357262 7.500% 9/15/23	3,146	3,642
Pool #441009 8.000% 11/15/26	1,135	1,354
Pool #522777 8.000% 12/15/29	6,416	7,805
Pool #434719 8.000% 2/15/30	101	124
Pool #523043 8.000% 3/15/30	333	405
Pool #529134 8.000% 3/15/30	1,884	2,307
Pool #477036 8.000% 4/15/30	757	927
Pool #503157 8.000% 4/15/30	26,711	32,251
Pool #528714 8.000% 4/15/30	1,985	2,432
Pool #544640 8.000% 11/15/30	23,684	29,086

	Principal Amount	Value
Pool #531298 8.500% 8/15/30	$2,030	$2,537
Government National Mortgage Association II
Pool #82488 1.625% 3/20/40 FRN	1,812,594	1,881,328
Pool #82462 3.500% 1/20/40 FRN	1,436,173	1,495,577
Government National Mortgage Association II TBA
Pool #587 3.000% 1/01/43 (d)	110,475,000	113,797,878
Pool #304 3.500% 3/01/43 (d)	23,075,000	24,286,437
Pool #1235 4.000% 1/01/43 (d)	33,450,000	35,634,703

		387,819,428

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $418,393,569)		421,705,255

U.S. TREASURY OBLIGATIONS — 6.3%
U.S. Treasury Bonds & Notes — 6.3%
U.S. Treasury Bond (e) (f) 2.750% 8/15/42	13,440,000	13,973,662
U.S. Treasury Bond 3.000% 11/15/44	12,615,000	13,817,367
U.S. Treasury Bond 3.500% 2/15/39	14,290,000	16,917,741
U.S. Treasury Note 1.000% 12/15/17	1,100,000	1,105,693
U.S. Treasury Note 1.500% 11/30/19	44,460,000	44,789,542
U.S. Treasury Note 2.250% 11/15/24	11,400,000	11,716,729

		102,320,734

TOTAL U.S. TREASURY OBLIGATIONS (Cost $99,208,455)		102,320,734

TOTAL BONDS & NOTES (Cost $1,548,259,444)		1,594,104,894

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Notional Amount	Value
PURCHASED OPTIONS — 0.1%
Financial — 0.1%
Diversified Financial — 0.1%
3-Month USD LIBOR BBA 10 year Swaption, Call, Expires 4/27/16, Strike 1.90 (OTC — Credit Suisse International); Underlying swap terminates 4/27/26	$121,765,000	$1,954,623

TOTAL PURCHASED OPTIONS (Cost $1,977,028)		1,954,623

TOTAL LONG-TERM INVESTMENTS (Cost $1,556,983,972)		1,602,966,992

	Principal Amount
SHORT-TERM INVESTMENTS — 22.0%
Commercial Paper — 22.0%
Amphenol Corp. (a) 0.540% 4/14/15	$8,700,000	8,698,303
Anadarko Petro Corp. (a) 0.680% 4/30/15	9,800,000	9,794,632
Baxter International, Inc. (a) 0.620% 4/16/15	14,500,000	14,496,254
Bell Canada (a) 0.470% 5/05/15	5,000,000	4,997,781
Carnival Corp. (a) 0.710% 4/14/15	7,500,000	7,498,104
Centrica PLC (a) 0.690% 4/20/15	10,000,000	9,996,358
Commonwealth Edison Co. (a) 0.580% 4/09/15	23,000,000	22,997,036
Dominion Resources, Inc. (a) 0.460% 5/06/15	8,817,000	8,813,057
Ecolab, Inc. (a) 0.550% 4/14/15	17,825,000	17,821,460
Ecolab, Inc. (a) 0.650% 4/17/15	10,500,000	10,496,967
Edison International (a) 0.560% 4/24/15	8,763,000	8,759,865
Encana Corp. (a) 0.600% 4/23/15	5,550,000	5,547,965
Encana Corp. (a) 0.680% 4/20/15	10,000,000	9,996,411
Encana Corp. (a) 0.680% 4/21/15	15,000,000	14,994,333
Equifax, Inc. (a) 0.500% 4/24/15	5,000,000	4,998,403
Glencore Funding LLC (a) 0.560% 4/16/15	19,000,000	18,995,567

	Principal Amount	Value
Glencore Funding LLC (a) 0.610% 4/28/15	$11,000,000	$10,994,967
Holcim US Finance Sarl & Cie (a) 0.550% 4/10/15	3,593,000	3,592,506
Holcim US Finance Sarl & Cie (a) 0.550% 4/21/15	10,000,000	9,996,944
Holcim US Finance Sarl & Cie (a) 0.550% 5/12/15	3,850,000	3,847,588
Holcim US Finance Sarl & Cie (a) 0.558% 5/26/15	5,400,000	5,395,463
Hyundai Capital America (a) 0.500% 4/22/15	5,000,000	4,998,542
Hyundai Capital America (a) 0.570% 4/23/15	8,000,000	7,997,213
Marriott International, Inc. (a) 0.580% 5/04/15	11,150,000	11,144,072
Marriott International, Inc. (a) 0.650% 5/18/15	14,307,000	14,294,859
National Fuel Gas Co. 0.500% 4/13/15	10,000,000	9,998,333
National Grid USA (a) 0.500% 5/04/15	6,800,000	6,796,883
ONEOK Partners LP (a) 0.740% 4/01/15	11,385,000	11,385,000
Pall Corp. (a) 0.510% 4/09/15	5,000,000	4,999,433
Pall Corp. (a) 0.610% 4/20/15	20,000,000	19,993,561
Pentair Finance (a) 0.700% 4/27/15	15,000,000	14,992,417
Pentair Finance (a) 0.730% 6/11/15	5,000,000	4,992,801
South Carolina Electric & Gas 0.450% 4/02/15	8,000,000	7,999,900
Starwood Hotels (a) 0.550% 4/15/15	15,500,000	15,496,685
Vodafone Group PLC (a) 0.550% 4/08/15	10,000,000	9,998,931

		357,818,594

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/15	54,551	54,551

TOTAL SHORT-TERM INVESTMENTS (Cost $357,873,145)		357,873,145

TOTAL INVESTMENTS — 120.7% (Cost $1,914,857,117) (g)		1,960,840,137

Other Assets/(Liabilities) — (20.7)%		(336,787,523)

NET ASSETS — 100.0%		$1,624,052,614

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
OTC	Over-the-counter
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, these securities amounted to a value of $608,570,582 or 37.47% of net assets.
(b)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2015, these securities amounted to a value of $64,552 or 0.00% of net assets.
(c)	Restricted security. Certain securities are restricted as to resale. At March 31, 2015, these securities amounted to a value of $2,576,933 or 0.16% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(e)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(f)	All or a portion of this security is held as collateral for open swap agreements. (Note 2).
(g)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.4%

COMMON STOCK — 0.0%
Basic Materials — 0.0%
Forest Products & Paper — 0.0%
The Newark Group, Inc. (a) (b)	26,904	$29,056

TOTAL COMMON STOCK (Cost $25,267)		29,056

PREFERRED STOCK — 0.4%
Consumer, Non-cyclical — 0.1%
Pharmaceuticals — 0.1%
Actavis PLC 5.500%	160	161,920

Energy — 0.1%
Oil & Gas — 0.1%
Southwestern Energy Co. 6.250%	5,000	251,950

Financial — 0.2%
Insurance — 0.2%
The Allstate Corp. 5.100%	10,000	259,700

TOTAL PREFERRED STOCK (Cost $660,000)		673,570

TOTAL EQUITIES (Cost $685,267)		702,626

	Principal Amount
BONDS & NOTES — 98.3%

CORPORATE DEBT — 41.8%
Advertising — 0.2%
Omnicom Group, Inc. 3.625% 5/01/22	$150,000	157,303
WPP Finance 2010 5.625% 11/15/43	225,000	265,152

		422,455

Aerospace & Defense — 0.5%
AAR Corp. 7.250% 1/15/22	190,000	215,650
Orbital ATK, Inc. (c) 5.250% 10/01/21	435,000	441,525
United Technologies Corp. 6.125% 7/15/38	105,000	139,771

		796,946

Agriculture — 0.1%
Altria Group, Inc. 2.850% 8/09/22	110,000	109,354
Altria Group, Inc. 4.250% 8/09/42	50,000	50,497

	Principal Amount	Value
Bunge Ltd. Finance Corp. 3.200% 6/15/17	$65,000	$66,993

		226,844

Airlines — 0.1%
American Airlines Pass Through Trust, Series 2014-1, Class A 3.700% 4/01/28	65,000	67,275
American Airlines Pass-Through Trust, Series 2014-1, Class B 4.375% 4/01/24	25,000	25,875
United Airlines Pass-Through Trust, Series 2014-1, Class A 4.000% 10/11/27	60,000	63,300

		156,450

Auto Manufacturers — 0.5%
Ford Motor Co. 6.500% 8/01/18	100,000	114,155
Ford Motor Co. 7.450% 7/16/31	200,000	276,118
General Motors Co. 5.200% 4/01/45	225,000	244,201
Hyundai Capital America (c) 1.450% 2/06/17	145,000	145,160
Hyundai Capital America (c) 2.550% 2/06/19	80,000	81,360

		860,994

Automotive & Parts — 0.5%
Cooper Tire & Rubber Co. 8.000% 12/15/19	280,000	315,000
International Automotive Components Group SA (c) 9.125% 6/01/18	9,000	9,146
Meritor, Inc. 6.750% 6/15/21	185,000	191,475
Meritor, Inc., Convertible 7.875% 3/01/26	115,000	171,853
TRW Automotive, Inc. (c) 4.450% 12/01/23	85,000	85,638
TRW Automotive, Inc. (c) 7.250% 3/15/17	100,000	109,375

		882,487

Banks — 3.1%
Associated Banc-Corp. 2.750% 11/15/19	310,000	313,948
Associated Banc-Corp. 4.250% 1/15/25	495,000	501,960
Bank of America Corp. 3.625% 3/17/16	165,000	169,022
Bank of America Corp. 4.000% 4/01/24	165,000	175,513

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bank of America Corp. 5.650% 5/01/18	$30,000	$33,278
Bank of America Corp. 5.875% 2/07/42	55,000	69,968
Bank of America Corp. 6.000% 9/01/17	115,000	126,509
Bank of America Corp. 7.625% 6/01/19	850,000	1,025,938
Barclays PLC 4.375% 9/11/24	200,000	202,286
Credit Suisse AG 5.400% 1/14/20	130,000	146,532
Deutsche Bank AG 1.400% 2/13/17	105,000	105,089
Discover Bank 7.000% 4/15/20	600,000	712,275
First Horizon National Corp. 5.375% 12/15/15	274,000	281,071
FirstMerit Corp. 4.350% 2/04/23	35,000	37,110
HSBC Holdings PLC 6.500% 9/15/37	125,000	159,497
ICICI Bank Ltd. (c) 4.750% 11/25/16	275,000	287,341
JP Morgan Chase & Co. 3.875% 9/10/24	140,000	143,624
PNC Funding Corp. 4.375% 8/11/20	105,000	116,880
SVB Financial Group 3.500% 1/29/25	295,000	293,070
SVB Financial Group 5.375% 9/15/20	35,000	39,832
Valley National Bancorp 5.125% 9/27/23	110,000	120,232
Wells Fargo & Co. 4.480% 1/16/24	145,000	157,374
Wells Fargo & Co. 4.600% 4/01/21	25,000	28,062

		5,246,411

Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc. 8.200% 1/15/39	250,000	390,768
Fomento Economico Mexicano SAB de CV 2.875% 5/10/23	35,000	33,532

		424,300

Biotechnology — 0.1%
Amgen, Inc. 5.150% 11/15/41	175,000	201,558

Building Materials — 0.2%
CRH America, Inc. 8.125% 7/15/18	95,000	113,139

	Principal Amount	Value
Owens Corning, Inc. 4.200% 12/01/24	$140,000	$144,377

		257,516

Chemicals — 1.9%
Ashland, Inc. 3.875% 4/15/18	210,000	215,250
CF Industries, Inc. 3.450% 6/01/23	28,000	28,259
CF Industries, Inc. 5.375% 3/15/44	340,000	382,010
Cytec Industries, Inc. 3.500% 4/01/23	30,000	30,246
Cytec Industries, Inc. 8.950% 7/01/17	88,000	99,794
The Dow Chemical Co. 8.550% 5/15/19	100,000	125,202
Hercules, Inc., Convertible 6.500% 6/30/29	150,000	136,781
Incitec Pivot Finance LLC (c) 6.000% 12/10/19	50,000	56,204
Incitec Pivot Ltd. (c) 4.000% 12/07/15	475,000	483,905
LYB International Finance BV 5.250% 7/15/43	250,000	278,591
Methanex Corp. 5.250% 3/01/22	40,000	43,341
RPM International, Inc. 6.125% 10/15/19	650,000	742,908
RPM International, Inc. 6.500% 2/15/18	75,000	83,810
Tronox Finance LLC 6.375% 8/15/20	340,000	332,350
Valspar Corp. 7.250% 6/15/19	150,000	176,131

		3,214,782

Commercial Services — 0.9%
The ADT Corp. 6.250% 10/15/21	750,000	798,750
Cardtronics, Inc., Convertible 1.000% 12/01/20	100,000	98,937
ERAC USA Finance LLC (c) 2.800% 11/01/18	25,000	25,724
ERAC USA Finance LLC (c) 3.300% 10/15/22	75,000	76,256
ERAC USA Finance LLC (c) 7.000% 10/15/37	50,000	67,423
Leidos Holdings, Inc. 4.450% 12/01/20	350,000	348,396
The Western Union Co. 5.930% 10/01/16	80,000	85,313

		1,500,799

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Computers — 0.4%
Apple, Inc. 2.400% 5/03/23	$105,000	$103,711
Apple, Inc. 3.850% 5/04/43	50,000	50,790
EMC Corp. 3.375% 6/01/23	135,000	140,331
Hewlett-Packard Co. 2.125% 9/13/15	90,000	90,571
Hewlett-Packard Co. 2.200% 12/01/15	125,000	126,093
SanDisk Corp., Convertible 0.500% 10/15/20	243,000	243,911

		755,407

Cosmetics & Personal Care — 0.0%
Avon Products, Inc. 6.500% 3/01/19	55,000	54,725

Distribution & Wholesale — 0.3%
Arrow Electronics, Inc. 3.000% 3/01/18	45,000	46,168
Arrow Electronics, Inc. 4.500% 3/01/23	45,000	47,108
Ingram Micro, Inc. 4.950% 12/15/24	335,000	347,028

		440,304

Diversified Financial — 4.1%
Affiliated Managers Group, Inc. 4.250% 2/15/24	245,000	261,593
Air Lease Corp. 3.375% 1/15/19	175,000	178,500
Air Lease Corp. 3.875% 4/01/21	125,000	128,750
Air Lease Corp. 5.625% 4/01/17	40,000	42,750
Ally Financial, Inc. 5.125% 9/30/24	495,000	510,469
American Express Co. VRN 6.800% 9/01/66	5,000	5,251
Ares Finance Co. LLC (c) 4.000% 10/08/24	225,000	221,315
Citigroup, Inc. 5.875% 5/29/37	60,000	74,583
Citigroup, Inc. 5.875% 1/30/42	75,000	95,688
Citigroup, Inc. 8.500% 5/22/19	76,000	94,649
Eaton Vance Corp. 3.625% 6/15/23	43,000	44,529
Eaton Vance Corp. 6.500% 10/02/17	25,000	27,897
Ford Motor Credit Co. LLC 3.000% 6/12/17	200,000	206,116

	Principal Amount	Value
Ford Motor Credit Co. LLC 12.000% 5/15/15	$150,000	$151,844
General Electric Capital Corp. 6.875% 1/10/39	250,000	359,632
The Goldman Sachs Group, Inc. 1.600% 11/23/15	130,000	130,756
The Goldman Sachs Group, Inc. 6.250% 2/01/41	35,000	45,622
The Goldman Sachs Group, Inc. 6.345% 2/15/34	40,000	49,848
The Goldman Sachs Group, Inc. 6.750% 10/01/37	40,000	52,522
Guanay Finance Ltd. (c) 6.000% 12/15/20	250,000	261,875
Hyundai Capital America (c) 1.625% 10/02/15	80,000	80,352
Hyundai Capital America (c) 2.875% 8/09/18	60,000	61,818
IntercontinentalExchange Group, Inc. 4.000% 10/15/23	125,000	135,081
International Lease Finance Corp. 5.875% 4/01/19	200,000	217,000
Janus Capital Group, Inc. 6.700% 6/15/17	525,000	577,121
JP Morgan Chase & Co. 4.350% 8/15/21	145,000	159,495
JP Morgan Chase & Co. 4.500% 1/24/22	175,000	193,435
Lazard Group LLC 4.250% 11/14/20	915,000	977,887
Lazard Group LLC 6.850% 6/15/17	24,000	26,663
Legg Mason, Inc. 5.625% 1/15/44	125,000	148,048
Merrill Lynch & Co., Inc. 7.750% 5/14/38	125,000	180,009
Morgan Stanley 3.800% 4/29/16	200,000	205,782
Morgan Stanley 4.000% 7/24/15	150,000	151,517
Morgan Stanley 4.350% 9/08/26	80,000	83,861
Morgan Stanley 5.750% 1/25/21	60,000	70,040
Morgan Stanley 6.625% 4/01/18	600,000	682,411
Stifel Financial Corp. 4.250% 7/18/24	70,000	71,456

		6,966,165

Electric — 1.3%
Berkshire Hathaway Energy 5.950% 5/15/37	120,000	152,713

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Elwood Energy LLC 8.159% 7/05/26	$270,606	$300,373
Entergy Louisiana LLC 4.950% 1/15/45	110,000	114,144
Florida Power & Light Co. 4.950% 6/01/35	65,000	77,617
Georgia Power Co. 4.300% 3/15/42	63,000	68,189
LG&E and KU Energy LLC 4.375% 10/01/21	250,000	275,931
Metropolitan Edison Co. (c) 4.000% 4/15/25	105,000	109,683
National Fuel Gas Co. 3.750% 3/01/23	55,000	55,076
NiSource Finance Corp. 4.800% 2/15/44	90,000	101,179
Pacific Gas & Electric Co. 5.800% 3/01/37	160,000	203,161
Pennsylvania Electric Co. (c) 4.150% 4/15/25	150,000	154,292
PPL Capital Funding, Inc. 5.000% 3/15/44	90,000	106,412
Southern California Edison Co. 5.950% 2/01/38	60,000	80,472
Transelec SA (c) 4.625% 7/26/23	75,000	79,216
Tri-State Generation & Transmission Association, Series 2003, Class A (c) 6.040% 1/31/18	38,015	40,380
Tri-State Generation & Transmission Association, Series 2003, Class B (c) 7.144% 7/31/33	185,000	241,181

		2,160,019

Electrical Components & Equipment — 0.2%
Legrand France SA 8.500% 2/15/25	250,000	353,977

Electronics — 0.3%
Agilent Technologies, Inc. 3.875% 7/15/23	73,000	74,853
Amphenol Corp. 2.550% 1/30/19	100,000	101,835
Avnet, Inc. 4.875% 12/01/22	67,000	72,067
Jabil Circuit, Inc. 8.250% 3/15/18	45,000	52,088
PerkinElmer, Inc. 5.000% 11/15/21	125,000	138,116

		438,959

Engineering & Construction — 0.2%
Odebrecht Offshore Drilling Finance Ltd. (c) 6.625% 10/01/23	474,500	362,993

	Principal Amount	Value
Zachry Holdings, Inc. (c) 7.500% 2/01/20	$56,000	$53,200

		416,193

Foods — 0.5%
ConAgra Foods, Inc. 4.950% 8/15/20	275,000	303,284
ConAgra Foods, Inc. 6.625% 8/15/39	30,000	37,871
Tyson Foods, Inc. 2.650% 8/15/19	45,000	46,078
Tyson Foods, Inc. 3.950% 8/15/24	90,000	95,084
Tyson Foods, Inc. 4.500% 6/15/22	150,000	165,495
Tyson Foods, Inc. 4.875% 8/15/34	65,000	73,279
Tyson Foods, Inc. 6.600% 4/01/16	95,000	100,216
WM Wrigley Jr. Co. (c) 2.400% 10/21/18	35,000	35,627

		856,934

Forest Products & Paper — 0.3%
Celulosa Arauco y Constitucion SA 4.750% 1/11/22	200,000	210,338
International Paper Co. 4.750% 2/15/22	75,000	82,913
International Paper Co. 9.375% 5/15/19	110,000	140,187
Plum Creek Timberlands LP 3.250% 3/15/23	105,000	104,909

		538,347

Gas — 0.1%
The Laclede Group, Inc. 4.700% 8/15/44	190,000	207,347

Health Care – Products — 0.5%
Boston Scientific Corp. 7.375% 1/15/40	120,000	162,580
Wright Medical Group, Inc., Convertible (c) 2.000% 2/15/20	400,000	421,750
Zimmer Holdings, Inc. 3.550% 4/01/25	260,000	265,393

		849,723

Health Care – Services — 0.5%
Anthem, Inc., Convertible 2.750% 10/15/42	100,000	206,563
HCA Holdings, Inc. 7.750% 5/15/21	140,000	148,968
Kaiser Foundation Hospitals 3.500% 4/01/22	65,000	66,524
Laboratory Corp. of America Holdings 3.200% 2/01/22	150,000	151,854

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
UnitedHealth Group, Inc. 3.950% 10/15/42	$85,000	$87,020
UnitedHealth Group, Inc. 6.875% 2/15/38	75,000	107,988

		768,917

Holding Company – Diversified — 0.2%
Horizon Pharma Investment Ltd., Convertible (c) 2.500% 3/15/22	275,000	321,578

Home Furnishing — 0.0%
Whirlpool Corp. 3.700% 3/01/23	50,000	51,578
Whirlpool Corp. 5.150% 3/01/43	20,000	22,717

		74,295

Household Products — 0.2%
Avery Dennison Corp. 3.350% 4/15/23	30,000	30,145
Jarden Corp., Convertible 1.500% 6/15/19	185,000	263,394

		293,539

Housewares — 0.1%
Toro Co. 7.800% 6/15/27	170,000	223,850

Insurance — 3.0%
Aflac, Inc. 3.625% 6/15/23	104,000	109,388
The Allstate Corp. 5.550% 5/09/35	50,000	63,704
The Allstate Corp. VRN 5.750% 8/15/53	790,000	860,112
Arch Capital Group US, Inc. 5.144% 11/01/43	80,000	88,396
AXIS Specialty Finance PLC 2.650% 4/01/19	45,000	45,542
Brown & Brown, Inc. 4.200% 9/15/24	190,000	193,940
The Chubb Corp. VRN 6.375% 3/29/67	749,000	793,940
CNA Financial Corp. 3.950% 5/15/24	85,000	88,094
Five Corners Funding Trust (c) 4.419% 11/15/23	100,000	107,282
Liberty Mutual Group, Inc. (c) 4.250% 6/15/23	43,000	45,801
Marsh & McLennan Cos., Inc. 5.875% 8/01/33	150,000	185,977
MetLife Capital Trust IV (c) 7.875% 12/15/67	150,000	198,750
The Progressive Corp. VRN 6.700% 6/15/37	155,000	163,428

	Principal Amount	Value
Prudential Financial, Inc. VRN 5.200% 3/15/44	$135,000	$137,430
Prudential Financial, Inc. VRN 5.625% 6/15/43	110,000	116,600
Prudential Financial, Inc. 6.200% 11/15/40	125,000	158,487
Prudential Financial, Inc. VRN 8.875% 6/15/38	715,000	842,806
QBE Capital Funding III Ltd. VRN (c) 7.250% 5/24/41	200,000	222,500
Reinsurance Group of America, Inc. 4.700% 9/15/23	95,000	103,782
Reinsurance Group of America, Inc. 5.000% 6/01/21	95,000	106,249
Reinsurance Group of America, Inc. 6.450% 11/15/19	90,000	105,202
USF&G Capital I (c) 8.500% 12/15/45	95,000	145,412
Voya Financial, Inc. 5.500% 7/15/22	100,000	115,560
Willis Group Holdings PLC 4.125% 3/15/16	20,000	20,521
Willis North America, Inc. 7.000% 9/29/19	43,000	50,391
XLIT Ltd. 4.450% 3/31/25	75,000	75,485

		5,144,779

Internet — 0.6%
Baidu, Inc. 2.250% 11/28/17	200,000	201,848
Expedia, Inc. 7.456% 8/15/18	320,000	370,277
LinkedIn Corp., Convertible (c) 0.500% 11/01/19	150,000	164,625
Tencent Holdings Ltd. (c) 3.800% 2/11/25	200,000	204,382

		941,132

Investment Companies — 0.2%
Ares Capital Corp. 3.875% 1/15/20	205,000	208,588
FS Investment Corp. 4.000% 7/15/19	200,000	203,209

		411,797

Iron & Steel — 0.4%
AK Steel Corp., Convertible 5.000% 11/15/19	96,000	106,440
Gerdau Trade, Inc. (c) 4.750% 4/15/23	90,000	83,925
Reliance Steel & Aluminum Co. 4.500% 4/15/23	65,000	65,664

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Reliance Steel & Aluminum Co. 6.200% 11/15/16	$395,000	$419,496

		675,525

Leisure Time — 0.0%
Carnival Corp. 1.875% 12/15/17	50,000	50,179

Lodging — 0.6%
Hyatt Hotels Corp. 3.375% 7/15/23	40,000	40,424
Marriott International, Inc. 3.375% 10/15/20	95,000	99,491
Wyndham Worldwide Corp. 2.950% 3/01/17	60,000	61,200
Wyndham Worldwide Corp. 5.625% 3/01/21	650,000	733,964
Wyndham Worldwide Corp. 6.000% 12/01/16	2,000	2,136

		937,215

Machinery – Diversified — 0.4%
The Manitowoc Co., Inc. 8.500% 11/01/20	175,000	187,250
Roper Industries, Inc. 3.125% 11/15/22	100,000	99,634
Xylem, Inc. 3.550% 9/20/16	200,000	206,293
Xylem, Inc. 4.875% 10/01/21	100,000	110,198

		603,375

Manufacturing — 0.3%
Carlisle Cos., Inc. 3.750% 11/15/22	85,000	87,318
Harsco Corp 2.700% 10/15/15	257,000	257,000
Textron, Inc. 4.300% 3/01/24	120,000	128,463

		472,781

Media — 2.3%
21st Century Fox America Co. 6.900% 8/15/39	125,000	170,985
CBS Corp. 7.875% 7/30/30	100,000	138,703
CCO Holdings LLC/CCO Holdings Capital Corp. 5.750% 1/15/24	600,000	623,250
DISH DBS Corp. 5.875% 11/15/24	1,000,000	1,001,250
Gannett Co., Inc. 5.125% 7/15/20	500,000	521,250
Globo Comunicacao e Participacoes SA (c) 4.875% 4/11/22	200,000	202,760

	Principal Amount	Value
Globo Comunicacao e Participacoes SA STEP (c) 6.250% 7/29/49	$150,000	$150,750
Time Warner Cable, Inc. 4.500% 9/15/42	600,000	615,458
Time Warner Cable, Inc. 5.500% 9/01/41	240,000	275,698
Univision Communications, Inc. (c) 7.875% 11/01/20	250,000	266,875

		3,966,979

Mining — 1.3%
BHP Billiton Finance USA Ltd. 5.000% 9/30/43	300,000	343,561
Detour Gold Corp., Convertible 5.500% 11/30/17	105,000	99,881
Freeport-McMoRan, Inc. 2.375% 3/15/18	45,000	44,779
Freeport-McMoRan, Inc. 4.000% 11/14/21	325,000	317,210
Freeport-McMoRan, Inc. 5.450% 3/15/43	70,000	62,741
Newcrest Finance Property Ltd. (c) 4.450% 11/15/21	200,000	196,603
Teck Resources Ltd. 6.250% 7/15/41	200,000	193,756
Vale Overseas Ltd. 6.250% 1/23/17	865,000	916,641
Vale Overseas Ltd. 6.875% 11/10/39	85,000	82,108

		2,257,280

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc. 4.625% 3/15/24	130,000	136,364
Pitney Bowes, Inc. 4.750% 1/15/16	50,000	51,485
Pitney Bowes, Inc. 4.750% 5/15/18	10,000	10,723
Pitney Bowes, Inc. 5.750% 9/15/17	14,000	15,185

		213,757

Oil & Gas — 4.5%
American Energy-Permian Basin LLC (c) 8.000% 5/01/22	400,000	364,000
Anadarko Petroleum Corp. 6.450% 9/15/36	300,000	372,151
California Resources Corp. (c) 6.000% 11/15/24	115,000	100,913
Calumet Specialty Products Partners LP/Calumet Finance Corp. (c) 6.500% 4/15/21	600,000	582,000

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Calumet Specialty Products Partners LP/Calumet Finance Corp. 7.625% 1/15/22	$1,250,000	$1,262,500
Chesapeake Energy Corp. 4.875% 4/15/22	750,000	703,125
Chesapeake Energy Corp., Convertible 2.250% 12/15/38	80,000	72,600
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	780,000	747,337
Ecopetrol SA 4.250% 9/18/18	15,000	15,713
Ensco PLC 5.200% 3/15/25	75,000	75,117
Helmerich & Payne International Drilling Co. (c) 4.650% 3/15/25	35,000	36,246
Jupiter Resources, Inc. (c) 8.500% 10/01/22	124,000	101,680
KazMunayGas National Co. JSC (c) 4.400% 4/30/23	90,000	77,850
PBF Holding Co. LLC/PBF Finance Corp. 8.250% 2/15/20	555,000	586,219
Pemex Project Funding Master Trust 6.625% 6/15/38	51,000	57,375
Petrobras Global Finance BV 3.000% 1/15/19	40,000	34,533
Petrobras Global Finance BV 3.250% 3/17/17	355,000	327,488
Petrobras International Finance Co. 3.875% 1/27/16	220,000	215,794
Petrobras International Finance Co. 6.750% 1/27/41	115,000	101,816
Petroleos Mexicanos 3.125% 1/23/19	25,000	25,500
Petroleos Mexicanos 5.500% 1/21/21	375,000	411,562
Petroleos Mexicanos 6.375% 1/23/45	35,000	39,130
Phillips 66 4.300% 4/01/22	75,000	81,774
Phillips 66 4.650% 11/15/34	225,000	238,407
Phillips 66 5.875% 5/01/42	75,000	89,344
Rowan Cos., Inc. 4.875% 6/01/22	175,000	168,199
Rowan Cos., Inc. 5.000% 9/01/17	210,000	216,302
Shell International Finance BV 5.500% 3/25/40	110,000	139,604
SM Energy Co. 6.625% 2/15/19	100,000	101,250

	Principal Amount	Value
Southwestern Energy Co. 4.950% 1/23/25	$130,000	$132,221
Talisman Energy, Inc. 5.500% 5/15/42	100,000	99,043
Transocean, Inc. 4.950% 11/15/15	154,000	156,695

		7,733,488

Oil & Gas Services — 0.3%
Hornbeck Offshore Services, Inc. 1.500% 9/01/19	235,000	188,881
SEACOR Holdings, Inc., Convertible 3.000% 11/15/28	80,000	69,450
Weatherford International Ltd. 4.500% 4/15/22	100,000	91,399
Weatherford International Ltd. 5.950% 4/15/42	155,000	136,242
Weatherford International Ltd. 6.000% 3/15/18	25,000	26,279

		512,251

Packaging & Containers — 0.1%
Brambles USA Inc., Series A (c) 5.350% 4/01/20	35,000	39,300
Sonoco Products Co. 4.375% 11/01/21	100,000	107,971

		147,271

Pharmaceuticals — 1.1%
AbbVie, Inc. 4.400% 11/06/42	50,000	51,471
Actavis Funding SCS 3.450% 3/15/22	370,000	378,982
AstraZeneca PLC 6.450% 9/15/37	250,000	343,903
McKesson Corp. 1.292% 3/10/17	40,000	40,041
McKesson Corp. 2.284% 3/15/19	45,000	45,504
McKesson Corp. 3.796% 3/15/24	75,000	79,132
McKesson Corp. 4.883% 3/15/44	70,000	80,333
Mylan, Inc. (c) 7.875% 7/15/20	250,000	264,128
Valeant Pharmaceuticals International (c) 7.000% 10/01/20	200,000	208,750
VRX Escrow Corp. (c) 5.875% 5/15/23	165,000	169,125
VRX Escrow Corp. (c) 6.125% 4/15/25	113,000	116,955
Zoetis, Inc. 3.250% 2/01/23	35,000	34,881

		1,813,205

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pipelines — 1.3%
CenterPoint Energy Resources Corp. 4.500% 1/15/21	$175,000	$195,351
CenterPoint Energy Resources Corp. 5.850% 1/15/41	150,000	187,677
DCP Midstream Operating LLC 3.875% 3/15/23	15,000	13,503
Energy Transfer Equity LP 7.500% 10/15/20	100,000	112,000
Enterprise Products Operating LP 5.950% 2/01/41	135,000	163,801
Kinder Morgan Energy Partners LP 6.500% 2/01/37	85,000	96,321
Kinder Morgan Energy Partners LP 6.950% 1/15/38	15,000	17,774
Kinder Morgan, Inc. 3.050% 12/01/19	250,000	252,481
MPLX LP 4.000% 2/15/25	650,000	655,201
Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp. 6.500% 4/01/19	450,000	334,125
ONEOK Partners LP 6.125% 2/01/41	100,000	102,439
The Williams Cos., Inc. 3.700% 1/15/23	45,000	41,598

		2,172,271

Real Estate — 0.1%
AMB Property LP 4.500% 8/15/17	225,000	240,892

Real Estate Investment Trusts (REITS) — 1.2%
American Tower Corp. 3.400% 2/15/19	80,000	82,615
American Tower Corp. 3.450% 9/15/21	225,000	229,672
ARC Properties Operating Partnership LP 2.000% 2/06/17	105,000	101,798
ARC Properties Operating Partnership LP 3.000% 2/06/19	50,000	48,625
ARC Properties Operating Partnership LP 4.600% 2/06/24	65,000	63,213
Brandywine Operating Partners LP 4.950% 4/15/18	300,000	322,826
DCT Industrial Operating Partnership LP 4.500% 10/15/23	60,000	63,840
DDR Corp. 4.750% 4/15/18	275,000	296,050
DDR Corp. 9.625% 3/15/16	95,000	102,465
Duke Realty LP 8.250% 8/15/19	125,000	154,377

	Principal Amount	Value
Federal Realty Investment Trust 5.900% 4/01/20	$25,000	$29,112
HCP, Inc. 2.625% 2/01/20	95,000	95,240
Highwoods Realty LP 7.500% 4/15/18	110,000	127,134
Liberty Property LP 3.375% 6/15/23	50,000	49,806
ProLogis LP 2.750% 2/15/19	35,000	35,699
ProLogis LP 3.350% 2/01/21	165,000	171,278

		1,973,750

Retail — 1.2%
Bed Bath & Beyond, Inc. 3.749% 8/01/24	30,000	31,181
Bed Bath & Beyond, Inc. 5.165% 8/01/44	75,000	82,703
CVS Health Corp. 6.125% 9/15/39	25,000	32,637
CVS Pass-Through Trust (c) 5.926% 1/10/34	230,715	272,919
CVS Pass-Through Trust (c) 7.507% 1/10/32	17,728	23,027
El Puerto de Liverpool SAB de CV (c) 3.950% 10/02/24	280,000	283,136
The Home Depot, Inc. 5.950% 4/01/41	100,000	133,530
O’Reilly Automotive, Inc. 3.850% 6/15/23	46,000	47,986
O’Reilly Automotive, Inc. 4.875% 1/14/21	225,000	250,989
Tiffany & Co. (c) 4.900% 10/01/44	105,000	108,164
Wal-Mart Stores, Inc. 5.625% 4/01/40	205,000	261,964
Walgreens Boots Alliance, Inc. 2.700% 11/18/19	185,000	188,996
Walgreens Boots Alliance, Inc. 3.800% 11/18/24	245,000	253,318
Walgreens Boots Alliance, Inc. 4.800% 11/18/44	95,000	102,538

		2,073,088

Savings & Loans — 0.2%
Glencore Funding LLC (c) 1.700% 5/27/16	160,000	160,668
Glencore Funding LLC (c) 2.500% 1/15/19	114,000	114,055
Glencore Funding LLC (c) 3.125% 4/29/19	65,000	66,475

		341,198

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Semiconductors — 0.9%
Intel Corp. 3.250% 8/01/39	$90,000	$142,087
KLA-Tencor Corp. 4.650% 11/01/24	230,000	241,553
Lam Research Corp. 3.800% 3/15/25	145,000	145,830
Microchip Technology, Inc., Convertible (c) 1.625% 2/15/25	225,000	233,578
Micron Technology, Inc., Convertible 3.125% 5/01/32	225,000	625,078
NXP BV/NXP Funding LLC (c) 3.750% 6/01/18	110,000	112,200

		1,500,326

Software — 0.5%
Broadridge Financial Solutions, Inc. 3.950% 9/01/20	45,000	47,657
CA, Inc. 2.875% 8/15/18	50,000	51,268
CA, Inc. 5.375% 12/01/19	105,000	117,421
Citrix Systems, Inc., Convertible (c) 0.500% 4/15/19	160,000	168,400
Fidelity National Information Services, Inc. 5.000% 3/15/22	125,000	132,540
Oracle Corp. 2.500% 10/15/22	90,000	90,005
Oracle Corp. 5.375% 7/15/40	250,000	306,692

		913,983

Telecommunications — 1.9%
AT&T, Inc. 6.550% 2/15/39	175,000	214,829
Embarq Corp. 7.082% 6/01/16	210,000	222,756
Embarq Corp. 7.995% 6/01/36	45,000	53,510
Gogo, Inc., Convertible (c) 3.750% 3/01/20	210,000	203,962
Motorola Solutions, Inc. 3.500% 3/01/23	90,000	90,312
Sprint Capital Corp. 6.900% 5/01/19	100,000	103,375
Sprint Communications, Inc. 11.500% 11/15/21	200,000	241,500
Sprint Corp. 7.875% 9/15/23	250,000	255,000
Telefonaktiebolaget LM Ericsson 4.125% 5/15/22	225,000	241,400

	Principal Amount	Value
Telefonica Emisiones SAU 3.992% 2/16/16	$275,000	$282,000
Verizon Communications, Inc. 2.625% 2/21/20	115,000	116,996
Verizon Communications, Inc. 3.500% 11/01/24	240,000	245,608
Verizon Communications, Inc. 5.012% 8/21/54	77,000	79,894
Verizon Communications, Inc. 5.150% 9/15/23	95,000	108,916
Verizon Communications, Inc. 6.550% 9/15/43	79,000	102,871
Verizon Global Funding Corp. 7.750% 12/01/30	300,000	422,569
WCP Wireless Site Funding (c) 4.141% 11/15/40	100,880	101,414
Windstream Corp. 7.750% 10/01/21	190,000	189,525

		3,276,437

Transportation — 1.2%
Asciano Finance (c) 3.125% 9/23/15	70,000	70,584
Asciano Finance (c) 4.625% 9/23/20	45,000	48,389
Asciano Finance (c) 5.000% 4/07/18	345,000	370,991
Burlington Northern Santa Fe LLC 6.750% 3/15/29	160,000	207,484
CHC Helicopter SA 9.250% 10/15/20	720,000	608,400
CHC Helicopter SA 9.375% 6/01/21	68,250	40,950
Con-way, Inc. 7.250% 1/15/18	30,000	33,905
Norfolk Southern Corp. 6.000% 5/23/2111	125,000	158,562
Ryder System, Inc. 2.550% 6/01/19	30,000	30,447
Watco Cos. LLC/Watco Finance Corp. (c) 6.375% 4/01/23	500,000	500,000

		2,069,712

Trucking & Leasing — 0.6%
GATX Corp. 3.500% 7/15/16	90,000	92,484
GATX Corp. 4.750% 6/15/22	125,000	138,256
Penske Truck Leasing Co. LP/PTL Finance Corp. (c) 2.500% 3/15/16	240,000	243,475
Penske Truck Leasing Co. LP/PTL Finance Corp. (c) 2.500% 6/15/19	145,000	145,190

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Penske Truck Leasing Co. LP/PTL Finance Corp. (c) 3.375% 2/01/22	$320,000	$319,902

		939,307

TOTAL CORPORATE DEBT (Cost $68,541,112)		71,293,799

MUNICIPAL OBLIGATIONS — 0.4%
State of California 5.950% 4/01/16	225,000	236,707
State of California BAB 7.550% 4/01/39	125,000	195,885
State of California BAB 7.600% 11/01/40	150,000	236,169

		668,761

TOTAL MUNICIPAL OBLIGATIONS (Cost $579,835)		668,761

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 17.9%
Auto Floor Plan ABS — 0.2%
Capital Automotive REIT, Series 2010-1A, Class A (c) 5.730% 12/15/38	210,887	224,501
NCF Dealer Floorplan Master Trust, Series 2014-1A, Class A FRN (c) 1.676% 10/20/20	110,000	110,004

		334,505

Automobile ABS — 0.6%
American Credit Acceptance Receivables Trust, Series 2013-1, Class A (c) 1.450% 4/16/18	65,791	65,905
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A (c) 2.500% 2/20/21	120,000	120,997
Capital Automotive REIT, Series 2014-1A, Class A (c) 3.660% 10/15/44	100,000	101,159
CFC LLC, Series 2014-2A, Class A (c) 1.440% 11/16/20	116,368	115,778
CPS Auto Trust, Series 2014-A, Class A (c) 1.210% 8/15/18	79,921	79,818
CPS Auto Trust, Series 2014-C, Class A (c) 1.310% 2/15/19	215,752	215,439
Exeter Automobile Receivables Trust, Series 2014-3A, Class A (c) 1.320% 1/15/19	135,977	135,777
Oscar US Funding Trust, Series 2014-1A, Class A2 (c) 1.000% 8/15/17	260,000	259,990

		1,094,863

	Principal Amount	Value
Commercial MBS — 4.5%
Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4 VRN 5.575% 6/10/49	$270,000	$287,663
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class AM VRN 5.821% 2/10/51	95,000	103,174
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4 VRN 6.213% 2/10/51	364,816	401,918
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class AM VRN 6.256% 2/10/51	100,000	110,508
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM VRN 5.513% 1/12/45	190,000	203,079
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	635,000	685,906
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	155,000	167,680
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class AM VRN 5.835% 9/11/42	110,000	120,145
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class AM VRN 5.896% 6/11/50	200,000	218,282
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class AM VRN 6.084% 6/11/50	115,000	126,411
Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5 3.961% 3/10/47	152,000	166,142
Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class AM 4.199% 3/10/47	100,000	109,794
Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A4 VRN 4.236% 2/10/47	110,000	123,108
DBCCRE Mortgage Trust, Series 2014-ARCP, Class A (c) 4.238% 1/10/34	100,000	109,583
DBRR Trust, Series 2013-EZ3, Class A VRN (c) 1.636% 12/18/49	120,881	121,450

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1 (c) 3.742% 11/10/46	$229,992	$233,927
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM VRN 5.785% 7/10/38	105,000	109,832
GS Mortgage Securities Corp., Series 2014-4R, Class AS FRN (c) 0.353% 1/26/34	185,000	175,626
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	293,023	307,296
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class AM 5.204% 12/12/49	240,000	254,190
ML-CFC Commercial Mortgage Trust, Series 2006-3, Class AM VRN 5.456% 7/12/46	140,000	147,398
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM VRN 5.856% 9/12/49	115,000	125,230
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	110,000	116,659
Morgan Stanley Capital I, Series 2006-HQ8, Class AM VRN 5.462% 3/12/44	125,000	128,955
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	61,268	61,639
STRIPs Ltd., Series 2012-1A, Class A (c) 1.500% 12/25/44	64,712	64,712
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.532% 8/15/39	100,000	101,097
VFC LLC, Series 2014-2, Class A, (Acquired 7/9/14, Cost $250,000) (c) (d) 2.750% 7/20/30	143,279	143,282
VFC LLC, Series 2015-3, Class A (Acquired 3/25/15, Cost $249,531) (c) (d) 2.750% 12/20/31	250,000	249,599
VNO Mortgage Trust, Series 2013-PENN, Class A (c) 3.808% 12/13/29	110,000	118,549
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class AM VRN 5.321% 12/15/44	185,000	188,833
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AM 5.339% 11/15/48	321,000	339,386
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM VRN 5.466% 1/15/45	150,000	154,590

	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	$535,000	$564,091
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class AM VRN 5.591% 4/15/47	110,000	117,424
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4 VRN 5.964% 2/15/51	99,337	105,690
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM VRN 5.964% 2/15/51	100,000	108,327
Wells Fargo Reremic Trust, Series 2012-IO, Class A (c) 1.750% 8/20/21	63,704	63,704
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B 4.311% 8/15/45	110,000	119,211
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class C VRN 4.876% 8/15/45	100,000	109,284
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class C VRN (c) 5.636% 11/15/44	170,000	193,666
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class D VRN (c) 5.636% 11/15/44	115,000	128,744

		7,585,784

Home Equity ABS — 2.8%
Aames Mortgage Investment Trust, Series 2004-1, Class M5 FRN 1.898% 1/25/35	166,407	161,907
ACE Securities Corp., Series 2005-HE5, Class M2 FRN 0.664% 8/25/35	318,296	316,080
ACE Securities Corp., Series 2005-RM1, Class M2 FRN 0.924% 3/25/35	209,286	208,777
Asset-Backed Securities Corporation Home Equity, Series 2005-HE3, Class M3 FRN 0.879% 4/25/35	165,933	160,839
Bear Stearns Asset-Backed Securities I Trust, Series 2006-HE3, Class A2 FRN 0.353% 4/25/36	70,002	69,450
Bear Stearns Asset-Backed Securities I Trust, Series 2005-HE12, Class M1 FRN 0.653% 12/25/35	400,000	382,737
Citigroup Mortgage Loan Trust, Series 2006-SHL1, Class A1 FRN (c) 0.374% 11/25/45	98,475	94,989

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class A2A FRN 0.324% 8/25/36	$177,189	$171,588
Citigroup Mortgage Loan Trust, Inc., Series 2005-WF2, Class MV1 FRN 0.819% 8/25/35	22,240	22,261
Conseco Finance Corp., Series 2002-A, Class M1 FRN 2.025% 4/15/32	93,570	92,149
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.634% 9/25/34	54,572	53,616
Countrywide Asset-Backed Certificates, Series 2005-6, Class M1 FRN 0.664% 12/25/35	120,080	119,884
Countrywide Partnership Trust, Series 2004-EC1, Class M1 FRN 1.074% 2/25/35	193,391	169,028
First Franklin Mortgage Loan Trust, Series 2005-FF7, Class M1 FRN 0.624% 7/25/35	106,153	105,356
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.414% 1/25/36	98,802	96,172
Fremont Home Loan Trust, Series 2005-2, Class M2 FRN 0.894% 6/25/35	168,494	162,173
JP Morgan Mortgage Acquisition Corp., Series 2005-FRE1, Class A2V2 FRN 0.393% 10/25/35	144,006	141,928
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2 FRN 0.969% 2/25/35	241,642	231,489
MASTR Asset-Backed Securities Trust, Series 2005, Class M1 FRN 0.894% 12/25/34	99,504	91,479
MASTR Asset-Backed Securities Trust, Series 2005-WMC1, Class M3 FRN 0.894% 3/25/35	120,000	111,607
Merrill Lynch Mortgage Investors, Inc., Series 2005-WMC2, Class M3 FRN 0.879% 4/25/36	133,392	131,914
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (c) 0.913% 6/28/35	343,821	341,600
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M2 FRN (c) 0.943% 6/28/35	325,000	299,296
Morgan Stanley Capital, Inc., Series 2005-WMC6, Class M2 FRN 0.924% 7/25/35	70,639	70,863
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 6.554% 10/25/28	17	17

	Principal Amount	Value
NovaStar Mortgage Funding Trust, Series 2005-3, Class A2D FRN 0.544% 1/25/36	$233,829	$231,309
Option One Mortgage Loan Trust, Series 2005-5, Class A3 FRN 0.384% 12/25/35	232,246	227,910
Option One Mortgage Loan Trust, Series 2005-3, Class M1 FRN 0.644% 8/25/35	80,000	79,318
Park Place Securities Inc, Series 2005-WCW2, Class M1, ABS FRN 0.674% 7/25/35	105,000	103,397
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A FRN 0.434% 9/25/35	49,478	49,202
Popular ABS Mortgage Pass-Through Trust, Series 2006-B, Class A3 FRN 0.454% 5/25/36	152,017	143,480
Residential Asset Securities Corp., Series 2005-AHL3, Class A2 FRN 0.414% 11/25/35	80,240	79,536
Security National Mortgage Loan Trust, Series 2006-3A, Class A1 FRN (c) 0.454% 1/25/37	84,020	83,785

		4,805,136

Other ABS — 7.1%
321 Henderson Receivables I LLC, Series 2015-1A, Class A (c) 3.260% 9/15/72	100,000	99,941
Alterna Funding I LLC, Series 2014-1A, Class NOTE (c) 1.639% 2/15/21	120,460	120,611
Apidos CLO XVII, Series 2014-17A, Class A1A FRN (c) 1.757% 4/17/26	250,000	249,767
Applebee’s/IHOP Funding LLC, Series 2014-1, Class A2 (c) 4.277% 9/05/44	150,000	155,257
ARL First LLC, Series 2012-1A, Class A1 FRN (c) 1.925% 12/15/42	151,425	152,201
Ascentium Equipment Receivables LLC, Series 2014-1A, Class B (c) 1.580% 10/10/18	120,000	119,913
Avery Point CLO Ltd., Series 2014-5A, Class A FRN (c) 1.717% 7/17/26	250,000	249,171
Avery Point III CLO Ltd., Series 2013-3A, Class A FRN (c) 1.657% 1/18/25	250,000	248,833
Birchwood Park CLO Ltd., Series 2014-1A, Class A FRN (c) 1.693% 7/15/26	250,000	249,282

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Blue Hill CLO Ltd., Series 2013-1A, Class A FRN (c) 1.733% 1/15/26	$250,000	$249,389
CAN Capital Funding LLC, Series 2014-1A, Class A (c) 3.117% 4/15/20	160,000	159,400
Carlyle Global Market Strategies, Series 2014-1A, Class A FRN (c) 1.777% 4/17/25	265,000	265,028
Carlyle Global Market Strategies CLO Ltd., Series 2013-4A, Class A1 FRN (c) 1.723% 10/15/25	300,000	299,535
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (c) 4.474% 3/20/43	111,550	114,937
CLI Funding V LLC, Series 2014-2A, Class A (c) 3.380% 10/18/29	95,833	96,918
Consumer Credit Origination Loan Trust, Series 2015-1, Class A (c) 2.820% 3/15/21	238,616	238,613
Credit-Based Asset Servicing and Securitization LLC, Series 2006-RP2, Class A3 FRN (c) 0.474% 7/25/36	275,000	268,151
DB Master Finance LLC, Series 2015-1A, Class A2I (c) 3.262% 2/20/45	200,000	200,033
Diamond Resorts Owner Trust, Series 2013-2, Class A (c) 2.270% 5/20/26	112,347	112,988
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (c) 5.216% 1/25/42	236,731	247,804
Dong Fang Container Finance II SPV Ltd., Series 2014-1A, Class A2 (c) 3.550% 11/25/39	242,822	242,308
Drug Royalty Corp., Inc., Series 2012-1, Class A2 (c) 5.800% 7/15/24	117,692	121,442
Eaton Vance CLO, Series 2014-1A, Class A FRN (c) 1.703% 7/15/26	250,000	249,284
Element Rail Leasing II LLC, Series 2015-1A, Class A1 (c) 2.707% 2/19/45	100,000	100,364
Element Rail Leasing II LLC, Series 2015-1A, Class A2 (c) 3.585% 2/19/45	160,000	161,607
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 (c) 4.212% 10/15/42	219,145	219,693

	Principal Amount	Value
Global Container Assets Ltd., Series 2013-1A, Class A1 (c) 2.200% 11/05/28	$137,823	$137,394
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A FRN (c) 1.406% 4/25/25	365,000	358,214
Hercules Capital Funding Trust, Series 2014-1A, Class A (c) 3.524% 4/16/21	250,000	249,922
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (c) 2.422% 6/02/17	250,000	253,852
Hilton Grand Vacations Trust, Series 2014-AA, Class A (c) 1.770% 11/25/26	117,484	116,559
Hilton Grand Vacations Trust, Series 2013-A, Class A (c) 2.280% 1/25/26	152,711	153,968
Icon Brand Holdings LLC, Series 2012-1A, Class A (c) 4.229% 1/25/43	85,822	85,978
Icon Brand Holdings LLC, Series 2013-1A, Class A (c) 4.352% 1/25/43	70,929	72,064
ING Investment Management CLO Ltd., Series 2012-3A, Class A FRN (c) 1.703% 10/15/22	250,000	249,802
ING Investment Management CLO Ltd., Series 2013-3A, Class A1 FRN (c) 1.707% 1/18/26	250,000	249,154
JP Morgan Mortgage Acquisition Trust, Series 2006-CH1, Class A5 FRN 0.403% 7/25/36	150,000	142,087
LCM Ltd., Series 16A, Class A FRN (c) 1.753% 7/15/26	250,000	249,774
Madison Park Funding XII Ltd., Series 2014-12A, Class A FRN (c) 1.757% 7/20/26	250,000	249,999
Miramax LLC, Series 2014-1A, Class A2 (c) 3.340% 7/20/26	271,800	274,931
MVW Owner Trust, Series 2013-1A, Class A (c) 2.150% 4/22/30	119,792	120,111
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (c) 1.558% 7/20/18	165,028	164,996
New York City Tax Lien, Series 2014-A, Class A (c) 1.030% 11/10/27	69,593	69,573
Nomad CLO Ltd., Series 2013-1A, Class A1 FRN (c) 1.453% 1/15/25	250,000	246,802

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class A FRN (c) 1.351% 4/20/25	$225,000	$221,290
OHA Loan Funding Ltd., Series 2013-1A, Class A FRN (c) 1.507% 7/23/25	200,000	198,312
OnDeck Asset Securitization Trust, Series 2014-1A, Class A (c) 3.150% 5/17/18	130,000	130,213
OneMain Financial Issuance Trust, Series 2014-2A, Class A (c) 2.470% 9/18/24	120,000	120,083
Orange Lake Timeshare Trust, Series 2014-AA, Class A (c) 2.290% 7/09/29	83,131	84,134
Ownit Mortgage Loan Trust, Series 2005-2, Class M4 FRN 1.104% 3/25/36	123,447	121,651
Oxford Finance Funding Trust, Series 2014-1A, Class A (c) 3.475% 12/15/22	80,000	80,310
Park Place Securities, Inc., Series 2005-WCW3, Class M1 FRN 0.654% 8/25/35	100,000	90,307
RAAC, Series 2006-RP2, Class A FRN (c) 0.424% 2/25/37	138,021	136,959
Race Point VIII CLO Ltd., Series 2013-8A, Class A FRN (c) 1.482% 2/20/25	250,000	247,377
Race Point VIII CLO Ltd., Series 2012-7A, Class A FRN (c) 1.675% 11/08/24	100,000	99,815
Seneca Park CLO Ltd., Series 2014-1A, Class A FRN (c) 1.737% 7/17/26	250,000	249,529
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (c) 2.840% 11/20/28	22,090	22,362
Sonic Capital LLC, Series 2011-1A, Class A2 (c) 5.438% 5/20/41	174,227	184,197
Specialty Underwriting & Residential Finance Trust, Series 2005-AB2, Class M1 FRN 0.624% 6/25/36	60,000	57,187
Spirit Master Funding LLC, Series 2014-4A, Class A1 (c) 3.501% 1/20/45	110,000	111,600
SpringCastle America Funding LLC, Series 2014-AA, Class A (c) 2.700% 5/25/23	297,838	298,571
Springleaf Funding Trust, Series 2013-AA, Class A (c) 2.580% 9/15/21	155,118	155,128

	Principal Amount	Value
STORE Master Funding LLC, Series 2013-3A, Class A1 (c) 4.240% 11/20/43	$117,620	$121,082
SVO VOI Mortgage LLC, Series 2012-AA, Class A (c) 2.000% 9/20/29	160,401	159,869
TAL Advantage LLC, Series 2014-2A, Class A1 (c) 1.700% 5/20/39	212,571	211,210
Trafigura Securitisation Finance PLC, Series 2012-1A, Class A FRN (c) 2.575% 10/15/15	350,000	350,127
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (c) 4.370% 7/15/41	56,228	59,006
Westgate Resorts LLC, Series 2014-1A, Class A (c) 2.150% 12/20/26	225,893	224,559

		12,172,528

Student Loans ABS — 2.5%
Access Group, Inc., Series 2003-A, Class A3 FRN 1.225% 7/01/38	62,302	56,609
College Loan Corp. Trust I, Series 2003-1, Class A6 FRN (c) 0.305% 3/01/42	200,000	195,400
College Loan Corp. Trust I, Series 2002-1, Class A5 FRN (c) 0.994% 3/01/42	150,000	144,165
College Loan Corp. Trust I, Series 2002-2, Class A30 FRN (c) 1.850% 3/01/42	100,000	97,230
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B (c) 2.500% 1/25/30	199,813	195,259
Education Funding Capital Trust I, Series 2004-1, Class A6 FRN 1.673% 6/15/43	200,000	197,860
Education Funding Capital Trust I, Series 2004-1, Class A4 FRN 1.675% 6/15/43	100,000	99,962
Education Funding Capital Trust I, Series 2004-1, Class A5 FRN 1.675% 6/15/43	350,000	347,036
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.902% 6/15/43	200,000	190,731
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2 FRN 0.556% 10/28/41	54,059	53,882
KeyCorp Student Loan Trust, Series 2004-A, Class 2B FRN 0.786% 1/27/42	100,000	96,344

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
KeyCorp Student Loan Trust, Series 1999-B, Class CTFS FRN 0.982% 11/25/36	$100,000	$92,910
Mississippi Higher Education Assistance Corp., Series 2014-1, Class A1 FRN 0.854% 10/25/35	153,984	154,291
National Collegiate Student Loan Trust, Series 2005-2, Class A3 FRN 0.364% 2/25/28	189,028	188,531
National Collegiate Student Loan Trust, Series 2005-3, Class A3 FRN 0.414% 7/25/28	34,142	34,052
National Collegiate Student Loan Trust, Series 2004-1, Class A2 FRN 0.527% 6/25/27	141,697	140,641
Nelnet Student Loan Trust, Series 2006-3, Class B FRN 0.517% 6/25/41	245,210	219,087
Nelnet Student Loan Trust, Series 2005-4, Class A4R2 FRN 1.115% 3/22/32	150,000	143,596
Nelnet Student Loan Trust, Series 2012-2A, Class B FRN (c) 1.174% 11/25/36	200,000	181,867
Nelnet Student Loan Trust, Series 2012-1A, Class B FRN (c) 1.174% 6/25/42	150,000	145,376
Nelnet Student Loan Trust, Series 2014-2A, Class B FRN (c) 1.674% 6/25/41	100,000	91,467
Nelnet Student Loan Trust, Series 2014-1A, Class B FRN (c) 1.674% 10/25/47	240,000	225,590
Nelnet Student Loan Trust, Series 2014-5A, Class B FRN (c) 1.674% 5/25/49	100,000	89,823
SLM Private Education Loan Trust, Series 2013-R1, Class A FRN (c) 1.674% 3/25/33	48,230	48,497
SLM Student Loan Trust, Series 2005-9, Class B FRN 0.556% 1/25/41	147,173	131,380
SLM Student Loan Trust, Series 2003-5, Class A7 FRN 0.950% 6/17/30	50,000	50,000
SLM Student Loan Trust, Series 2013-2, Class B FRN 1.674% 6/25/43	110,000	106,656
Social Professional Loan Program LLC, Series 2014-A, Class A2 (c) 3.020% 10/25/27	135,296	137,543
South Carolina Student Loan Corp., Series 2014-1, Class B FRN 1.671% 8/01/35	400,000	376,363

		4,232,148

	Principal Amount	Value
WL Collateral CMO — 0.2%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 2.663% 8/25/34	$73,439	$71,346
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 FRN 2.659% 2/25/34	13,996	13,858
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 2.909% 9/25/33	4,448	4,212
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 FRN 2.474% 8/25/34	13,723	13,129
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A FRN 2.371% 8/25/34	47,661	40,170
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.424% 8/25/36	116,875	114,497
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA FRN 2.591% 7/25/33	2,850	2,825
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA FRN 2.600% 2/25/34	5,276	5,044
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.375% 2/25/34	134	137
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A FRN 2.535% 3/25/34	23,400	23,782
WaMu Mortgage Pass-Through Certificates, Series 2004-AR2, Class A FRN 1.528% 4/25/44	64,184	66,638

		355,638

WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.423% 11/25/37	19,078	18,916
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.760% 6/25/32	17,981	17,588

		36,504

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $30,251,168)		30,617,106

SOVEREIGN DEBT OBLIGATIONS — 1.0%
Brazilian Government International Bond 4.875% 1/22/21	100,000	105,000

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Province of Quebec Canada 2.625% 2/13/23	$192,000	$197,857
Province of Quebec Canada 7.500% 9/15/29	125,000	189,521
Republic of Brazil International Bond 5.625% 1/07/41	235,000	239,113
Republic of Turkey International Bond 4.875% 4/16/43	236,000	233,050
Republic of Turkey International Bond 6.750% 4/03/18	100,000	110,738
United Mexican States 5.125% 1/15/20	95,000	106,495
United Mexican States 6.750% 9/27/34	375,000	500,625

		1,682,399

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,614,320)		1,682,399

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 25.2%
Collateralized Mortgage Obligations — 1.5%
Federal Home Loan Mortgage Corp.
Series 4303, Class AP 3.000% 8/15/43	450,469	469,377
Series 4290, Class CA 3.500% 12/15/38	232,385	246,509
Series 2617, Class Z 5.500% 5/15/33	232,156	262,652
Series 2693, Class Z 5.500% 10/15/33	400,404	447,736
Series 3423, Class PB 5.500% 3/15/38	90,000	103,762
Series 2178, Class PB 7.000% 8/15/29	21,920	25,263
Federal National Mortgage Association
Series 2014-7, Class VA 3.500% 5/25/25	141,530	152,226
Series 2014-48, Class AB 4.000% 10/25/40	355,682	382,001
Series 2007-32, Class Z 5.500% 4/25/37	180,296	201,609
Series 2010-60, Class HJ 5.500% 5/25/40	91,754	102,505
Federal National Mortgage Association REMIC, Series 2007-B2, Class ZA 5.500% 6/25/37	115,277	126,003
U.S. Department of Veteran Affairs, Series 1992-1, Class 2Z 7.750% 5/15/22	13,427	14,963

		2,534,606

	Principal Amount	Value
Pass-Through Securities — 23.7%
Federal Home Loan Mortgage Corp.
Pool #G11476 5.000% 11/01/18	$41,007	$43,123
Pool #B16010 5.000% 8/01/19	768	815
Pool #B17058 5.000% 9/01/19	1,222	1,305
Pool #B18677 5.000% 1/01/20	1,707	1,818
Pool #E89199 6.000% 4/01/17	1,818	1,894
Pool #G11431 6.000% 2/01/18	334	348
Pool #G01311 7.000% 9/01/31	1,955	2,297
Pool #C80207 7.500% 9/01/24	2,246	2,598
Pool #C00530 7.500% 7/01/27	1,689	1,997
Pool #C00563 7.500% 11/01/27	5,634	6,667
Pool #C00612 7.500% 4/01/28	352	417
Pool #C55867 7.500% 2/01/30	6,794	8,006
Federal National Mortgage Association Pool #725692 2.270% 10/01/33 FRN	149,449	158,888
Pool #888586 2.340% 10/01/34 FRN	318,874	339,878
Pool #890564 3.000% 6/01/43	328,003	337,587
Pool #AR3816 3.500% 2/01/43	115,108	121,956
Pool #AB8527 3.500% 3/01/43	696,051	737,461
Pool #AR8708 3.500% 4/01/43	102,700	108,810
Pool #AT0998 3.500% 4/01/43	505,628	535,709
Pool #AT4050 3.500% 5/01/43	131,867	139,712
Pool #MA1437 3.500% 5/01/43	110,814	117,406
Pool #MA1463 3.500% 6/01/43	335,307	355,255
Pool #AB6261 4.000% 9/01/42	1,230,645	1,340,057
Pool #735010 5.000% 11/01/19	161,187	170,803
Pool #253880 6.500% 7/01/16	733	754
Pool #575579 7.500% 4/01/31	9,385	11,293
Pool #535996 7.500% 6/01/31	1,970	2,374

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal National Mortgage Association TBA Pool #927 2.500% 7/01/42 (e)	$3,425,000	$3,391,820
Pool #6237 3.000% 10/01/42 (e)	7,500,000	7,668,750
Pool #11192 4.000% 5/01/42 (e)	5,600,000	5,988,063
Government National Mortgage Association Pool #783896 3.500% 5/15/44	483,505	512,724
Pool #579140 6.500% 1/15/32	1,600	1,885
Pool #587280 6.500% 9/15/32	1,366	1,606
Pool #550659 6.500% 9/15/35	127,223	148,563
Pool #538689 6.500% 12/15/35	20,528	24,026
Pool #780651 7.000% 10/15/27	2,309	2,703
Pool #462384 7.000% 11/15/27	1,146	1,262
Pool #482668 7.000% 8/15/28	1,722	2,020
Pool #506804 7.000% 5/15/29	7,991	9,339
Pool #506914 7.000% 5/15/29	30,105	35,203
Pool #581417 7.000% 7/15/32	4,623	5,511
Pool #591581 7.000% 8/15/32	940	1,124
Pool #423836 8.000% 8/15/26	1,302	1,550
Pool #444619 8.000% 3/15/27	9,917	11,823
Government National Mortgage Association II Pool #82488 1.625% 3/20/40 FRN	106,973	111,029
Pool #82462 3.500% 1/20/40 FRN	80,684	84,021
Government National Mortgage Association II TBA Pool #587 3.000% 1/01/43 (e)	11,575,000	11,923,154
Pool #304 3.500% 3/01/43 (e)	2,325,000	2,447,063
Pool #1235 4.000% 1/01/43 (e)	3,350,000	3,568,797

		40,491,264

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $42,630,311)		43,025,870

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 12.0%
U.S. Treasury Bonds & Notes — 12.0%
U.S. Treasury Bond 2.750% 8/15/42	$650,000	$675,810
U.S. Treasury Bond (f) 2.875% 5/15/43	85,000	90,565
U.S. Treasury Bond 3.000% 11/15/44	1,430,000	1,566,297
U.S. Treasury Bond 3.375% 5/15/44	1,970,000	2,308,286
U.S. Treasury Bond 3.500% 2/15/39	2,110,000	2,498,001
U.S. Treasury Note 1.000% 12/15/17	2,650,000	2,663,716
U.S. Treasury Note (f) (g) 1.500% 11/30/19	6,550,000	6,598,549
U.S. Treasury Note (f) 1.625% 4/30/19	200,000	203,234
U.S. Treasury Note 2.250% 11/15/24	3,760,000	3,864,465

		20,468,923

TOTAL U.S. TREASURY OBLIGATIONS (Cost $20,059,201)		20,468,923

TOTAL BONDS & NOTES (Cost $163,675,947)		167,756,858

	Notional Amount
PURCHASED OPTIONS — 0.2%
Financial — 0.2%
Diversified Financial — 0.2%
3-Month USD LIBOR BBA 10 Year Swaption, Call, Expires 4/25/16, Strike 1.90 (OTC — Credit Suisse International); Underlying swap terminates 4/27/26	$17,725,000	284,529

TOTAL PURCHASED OPTIONS (Cost $287,791)		284,529

TOTAL LONG-TERM INVESTMENTS (Cost $164,649,005)		168,744,013

	Principal Amount
SHORT-TERM INVESTMENTS — 21.5%
Commercial Paper — 21.4%
Anadarko Petroleum Corp. (c) 0.680% 4/30/15	$2,125,000	2,123,836

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Apache Corp. (c) 0.600% 4/06/15	$4,000,000	$3,999,667
Baxter International, Inc. (c) 0.550% 4/13/15	3,000,000	2,999,450
Centrica PLC (c) 0.690% 4/20/15	1,500,000	1,499,454
Discovery Communications LLC (c) 0.550% 4/06/15	3,091,000	3,090,764
Dominion Resources, Inc. (c) 0.460% 5/06/15	3,500,000	3,498,435
Ecolab, Inc. (c) 0.550% 4/14/15	1,362,000	1,361,729
EnCana Corp. (c) 0.680% 4/21/15	3,253,000	3,251,771
Glencore Funding LLC (c) 0.610% 4/28/15	3,500,000	3,498,399
Hyundai Capital America (c) 0.570% 4/23/15	3,000,000	2,998,955
Marriott International, Inc. (c) 0.650% 5/18/15	3,500,000	3,497,030
Pall Corp. (c) 0.650% 4/16/15	1,500,000	1,499,594
Tate & Lyle International Finance PLC (c) 0.490% 4/07/15	2,312,000	2,311,811
Vodafone Group PLC (c) 0.490% 4/10/15	1,000,000	999,877

		36,630,772

Time Deposits — 0.1%
Euro Time Deposit 0.010% 4/01/15	166,140	166,140

TOTAL SHORT-TERM INVESTMENTS (Cost $36,796,912)		36,796,912

TOTAL INVESTMENTS — 120.4% (Cost $201,445,917) (h)		205,540,925

Other Assets/(Liabilities) — (20.4)%		(34,817,656)

NET ASSETS — 100.0%		$170,723,269

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
ABS	Asset-Backed Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
OTC	Over-the-counter
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2015, these securities amounted to a value of $29,056 or 0.02% of net assets.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, these securities amounted to a value of $65,707,623 or 38.49% of net assets.
(d)	Restricted security. Certain securities are restricted as to resale. At March 31, 2015, these securities amounted to a value of $392,881 or 0.23% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(f)	All or a portion of this security is held as collateral for open swap agreements. (Note 2).
(g)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(h)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.1%

COMMON STOCK — 0.1%
Basic Materials — 0.1%
Forest Products & Paper — 0.1%
The Newark Group, Inc. (a) (b)	329,969	$356,367

TOTAL COMMON STOCK (Cost $322,323)		356,367

TOTAL EQUITIES (Cost $322,323)		356,367

	Principal Amount
BONDS & NOTES — 95.1%

BANK LOANS — 3.4%
Oil & Gas — 2.6%
Caelus Energy Alaska O3 LLC, 2nd Lien Term Loan 8.750% 4/15/20	$5,254,429	4,159,773
Fieldwood Energy LLC, 2nd Lien Term Loan 8.375% 9/30/20	3,510,223	2,559,971

		6,719,744

Pharmaceuticals — 0.8%
Synarc-Biocore Holdings LLC, 2nd Lien Term Loan 9.250% 3/10/22	2,448,101	2,227,772

TOTAL BANK LOANS (Cost $10,081,841)		8,947,516

CORPORATE DEBT — 91.7%
Aerospace & Defense — 1.1%
Moog, Inc. (c) 5.250% 12/01/22	948,000	976,440
TransDigm, Inc. 6.500% 7/15/24	2,035,000	2,045,175

		3,021,615

Agriculture — 1.5%
Pinnacle Operating Corp. (c) 9.000% 11/15/20	3,873,000	3,911,730

Airlines — 1.3%
Allegiant Travel Co. 5.500% 7/15/19	845,000	866,125
Intrepid Aviation Group Holdings LLC/Intrepid Finance Co. (c) 6.875% 2/15/19	2,747,000	2,513,505
Apparel — 1.6%
Perry Ellis International, Inc. 7.875% 4/01/19	4,157,000	4,292,102

	Principal Amount	Value
Auto Manufacturers — 1.4%
Allied Specialty Vehicles, Inc. (c) 8.500% 11/01/19	$3,600,000	$3,789,000

Automotive & Parts — 3.1%
Accuride Corp. 9.500% 8/01/18	2,790,000	2,908,575
Cooper Tire & Rubber Co. 8.000% 12/15/19	760,000	855,000
Dana Holding Corp. 5.500% 12/15/24	1,012,000	1,042,360
International Automotive Components Group SA (c) 9.125% 6/01/18	3,268,000	3,321,105

		8,127,040

Banks — 1.0%
Ally Financial, Inc. 8.000% 11/01/31	2,175,000	2,718,750

Building Materials — 1.8%
Headwaters, Inc. 7.250% 1/15/19	2,500,000	2,618,750
Roofing Supply Group LLC/Roofing Supply Finance, Inc. (c) 10.000% 6/01/20	2,060,000	2,013,650

		4,632,400

Chemicals — 1.2%
Omnova Solutions, Inc. 7.875% 11/01/18	1,660,000	1,684,900
TPC Group, Inc. (c) 8.750% 12/15/20	1,546,000	1,414,590

		3,099,490

Coal — 1.1%
Murray Energy Corp. (c) 8.625% 6/15/21	2,178,000	2,276,010
Murray Energy Corp. (c) 9.500% 12/05/20	540,000	604,800

		2,880,810

Commercial Services — 5.1%
The ADT Corp. 5.250% 3/15/20	1,466,000	1,517,310
Multi-Color Corp. (c) 6.125% 12/01/22	1,584,000	1,647,360
Mustang Merger Corp. (c) 8.500% 8/15/21	7,420,000	7,512,750
StoneMor Partners LP/Cornerstone Family Services of WV 7.875% 6/01/21	2,545,000	2,672,250

		13,349,670

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Distribution & Wholesale — 0.3%
Global Partners LP/GLP Finance Corp. (c) 6.250% 7/15/22	$888,000	$874,680

Diversified Financial — 2.2%
Aircastle Ltd. 5.500% 2/15/22	802,000	853,128
E*TRADE Financial Corp. 4.625% 9/15/23	2,833,000	2,882,577
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.875% 2/01/22	2,000,000	2,060,000

		5,795,705

Electric — 0.5%
Dynegy Finance I, Inc./Dynegy Finance II, Inc. (c) 7.625% 11/01/24	1,130,000	1,183,675

Electrical Components & Equipment — 0.7%
International Wire Group Holdings, Inc. (c) 8.500% 10/15/17	1,700,000	1,759,500

Energy – Alternate Sources — 0.4%
TerraForm Power Operating LLC (c) 5.875% 2/01/23	1,125,000	1,167,188

Engineering & Construction — 0.3%
Zachry Holdings, Inc. (c) 7.500% 2/01/20	835,000	793,250

Foods — 2.3%
Dean Foods Co. (c) 6.500% 3/15/23	1,173,000	1,178,865
HJ Heinz Co. (c) 4.875% 2/15/25	2,032,000	2,202,180
JBS Investments GmbH (c) 7.750% 10/28/20	2,600,000	2,749,500

		6,130,545

Forest Products & Paper — 2.3%
Appvion, Inc. (c) 9.000% 6/01/20	3,168,000	2,082,960
Xerium Technologies, Inc. 8.875% 6/15/18	3,926,000	4,053,595

		6,136,555

Gas — 0.5%
LBC Tank Terminals Holding Netherlands BV (c) 6.875% 5/15/23	1,188,000	1,214,730

Health Care – Products — 1.0%
Alere, Inc. 6.500% 6/15/20	1,940,000	2,003,050

	Principal Amount	Value
Halyard Health, Inc. (c) 6.250% 10/15/22	$561,000	$587,648

		2,590,698

Health Care – Services — 3.6%
Fresenius Medical Care US Finance II, Inc. (c) 4.750% 10/15/24	1,074,000	1,125,015
HCA, Inc. 5.250% 4/15/25	1,159,000	1,251,720
HCA, Inc. 5.375% 2/01/25	1,150,000	1,206,062
HealthSouth Corp. 5.750% 11/01/24	1,259,000	1,309,360
Kindred Healthcare, Inc. (c) 8.750% 1/15/23	2,112,000	2,312,640
Tenet Healthcare Corp. 8.125% 4/01/22	2,050,000	2,260,125

		9,464,922

Holding Company – Diversified — 1.2%
Carlson Travel Holdings, Inc. (c) 7.500% 8/15/19	1,755,000	1,776,938
James Hardie International Finance Ltd. (c) 5.875% 2/15/23	1,368,000	1,409,040
Home Builders — 2.3%
Brookfield Residential Properties, Inc. (c) 6.500% 12/15/20	2,230,000	2,330,350
Lennar Corp. 4.500% 11/15/19	1,151,000	1,182,652
William Lyon Homes, Inc. 8.500% 11/15/20	2,238,000	2,422,635

		5,935,637

Insurance — 0.6%
Onex York Acquisition Corp. (c) 8.500% 10/01/22	1,602,000	1,513,890

Internet — 0.5%
Netflix, Inc. (c) 5.875% 2/15/25	1,406,000	1,442,908

Leisure Time — 2.9%
Brunswick Corp. (c) 4.625% 5/15/21	910,000	916,825
Brunswick Corp. 7.125% 8/01/27	3,993,000	4,272,510
Brunswick Corp. 7.375% 9/01/23	650,000	708,500
Carlson Wagonlit BV (c) 6.875% 6/15/19	1,646,000	1,724,185

		7,622,020

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Lodging — 1.0%
MGM Resorts International 6.000% 3/15/23	$2,600,000	$2,671,500

Machinery – Construction & Mining — 0.2%
Oshkosh Corp. (c) 5.375% 3/01/25	512,000	527,360

Machinery – Diversified — 1.4%
Welltec A/S (c) 8.000% 2/01/19	2,950,000	2,773,000
Zebra Technologies Corp. (c) 7.250% 10/15/22	859,000	925,573

		3,698,573

Manufacturing — 2.9%
CTP Transportation Products LLC/CTP Finance, Inc. (c) 8.250% 12/15/19	1,385,000	1,426,550
EnPro Industries, Inc. (c) 5.875% 9/15/22	1,895,000	1,975,537
JB Poindexter & Co., Inc. (c) 9.000% 4/01/22	3,805,000	4,128,425

		7,530,512

Media — 9.0%
CCO Holdings LLC/CCO Holdings Capital Corp. 5.750% 1/15/24	1,438,000	1,493,722
CCOH Safari LLC 5.500% 12/01/22	1,631,000	1,667,697
Cogeco Cable, Inc. (c) 4.875% 5/01/20	1,310,000	1,326,375
DISH DBS Corp. 5.875% 11/15/24	2,403,000	2,406,004
Entercom Radio LLC 10.500% 12/01/19	1,805,000	1,958,425
Harron Communications LP/Harron Finance Corp. (c) 9.125% 4/01/20	2,150,000	2,354,250
LIN Television Corp. (c) 5.875% 11/15/22	951,000	970,020
Nexstar Broadcasting, Inc. (c) 6.125% 2/15/22	1,403,000	1,438,075
Numericable-SFR SAS (c) 6.000% 5/15/22	770,000	779,625
Numericable-SFR SAS (c) 6.250% 5/15/24	385,000	389,813
RCN Telecom Services LLC/RCN Capital Corp. (c) 8.500% 8/15/20	3,253,000	3,448,180
Sirius XM Radio, Inc. (c) 5.375% 4/15/25	3,951,000	3,970,755
Townsquare Radio LLC/Townsquare Radio, Inc. (c) 9.000% 4/01/19	1,225,000	1,305,679

	Principal Amount	Value
Univision Communications, Inc. (c) 5.125% 5/15/23	$194,000	$196,910

		23,705,530

Mining — 0.4%
Hecla Mining Co. 6.875% 5/01/21	1,086,000	961,110

Oil & Gas — 9.0%
Baytex Energy Corp. (c) 5.625% 6/01/24	2,380,000	2,177,700
California Resources Corp. (c) 6.000% 11/15/24	1,700,000	1,491,750
Calumet Specialty Products Partners LP/Calumet Finance Corp. (c) 6.500% 4/15/21	2,162,000	2,097,140
Citgo Holding, Inc. (c) 10.750% 2/15/20	2,314,000	2,383,420
Hilcorp Energy I LP/Hilcorp Finance Co. (c) 5.000% 12/01/24	1,280,000	1,203,200
Magnum Hunter Resources Corp. 9.750% 5/15/20	3,475,000	3,092,750
Millennium Offshore Services Superholdings LLC (c) 9.500% 2/15/18	2,159,000	1,939,678
Newfield Exploration Co. 5.375% 1/01/26	850,000	858,606
Rice Energy, Inc. (c) 7.250% 5/01/23	1,237,000	1,237,000
Seventy Seven Energy, Inc. 6.500% 7/15/22	1,150,000	523,250
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 5.500% 8/15/22	680,000	644,300
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 7.500% 7/01/21	1,180,000	1,227,200
Sunoco LP/Sunoco Finance Corp. (c) 6.375% 4/01/23	2,421,000	2,493,630
Tullow Oil PLC (c) 6.250% 4/15/22	2,660,000	2,300,900

		23,670,524

Packaging & Containers — 1.6%
Ardagh Finance Holdings SA (c) 8.625% 6/15/19	902,924	940,738
Owens-Brockway Glass Container, Inc. (c) 5.000% 1/15/22	815,000	830,200
Sealed Air Corp. (c) 6.875% 7/15/33	2,334,000	2,456,535

		4,227,473

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pharmaceuticals — 4.4%
BioScrip, Inc. (c) 8.875% 2/15/21	$3,841,000	$3,452,099
Capsugel SA (c) 7.000% 5/15/19	705,000	716,456
Endo Finance LLC/Endo Finco, Inc. (c) 5.375% 1/15/23	1,859,000	1,854,352
Endo Finance LLC/Endo Ltd./Endo Finco, Inc. (c) 6.000% 2/01/25	635,000	654,050
Valeant Pharmaceuticals International, Inc. (c) 5.500% 3/01/23	1,246,000	1,255,345
VRX Escrow Corp. (c) 5.875% 5/15/23	2,032,000	2,082,800
VRX Escrow Corp. (c) 6.125% 4/15/25	1,401,000	1,450,035

		11,465,137

Real Estate — 0.2%
Forestar USA Real Estate Group, Inc. (c) 8.500% 6/01/22	470,000	453,550

Real Estate Investment Trusts (REITS) — 0.6%
Iron Mountain, Inc. 5.750% 8/15/24	1,480,000	1,498,500

Retail — 2.5%
Family Tree Escrow LLC (c) 5.250% 3/01/20	827,000	866,282
Family Tree Escrow LLC (c) 5.750% 3/01/23	2,868,000	3,018,570
The Pantry, Inc. 8.375% 8/01/20	1,080,000	1,225,800
Rite Aid Corp. (c) (d) 6.125% 4/01/23	1,334,000	1,367,350

		6,478,002

Savings & Loans — 1.0%
Consolidated Energy Finance SA (c) 6.750% 10/15/19	2,735,000	2,755,513

Semiconductors — 1.1%
Micron Technology, Inc. (c) 5.500% 2/01/25	2,800,000	2,821,000

Software — 0.8%
Audatex North America, Inc. (c) 6.000% 6/15/21	2,044,000	2,161,530

Telecommunications — 8.6%
Altice Financing SA (c) 6.500% 1/15/22	1,485,000	1,523,981
Altice Financing SA (c) 6.625% 2/15/23	456,000	469,680
Altice Finco SA (c) 8.125% 1/15/24	1,385,000	1,465,503

	Principal Amount	Value
Altice SA (c) 7.750% 5/15/22	$1,955,000	$1,987,991
CPI International, Inc. 8.750% 2/15/18	1,832,000	1,875,510
DigitalGlobe, Inc. (c) 5.250% 2/01/21	1,050,000	1,050,000
Frontier Communications Corp. 7.625% 4/15/24	1,835,000	1,910,694
GCI, Inc. (c) 6.875% 4/15/25	5,000,000	5,037,500
Sprint Corp. 7.250% 9/15/21	1,460,000	1,467,300
Sprint Corp. 7.875% 9/15/23	1,580,000	1,611,600
T-Mobile USA, Inc. 6.375% 3/01/25	1,955,000	2,017,365
West Corp. (c) 5.375% 7/15/22	2,175,000	2,126,062

		22,543,186

Transportation — 5.2%
The Kenan Advantage Group, Inc. (c) 8.375% 12/15/18	5,510,000	5,730,400
Quality Distribution LLC/QD Capital Corp. 9.875% 11/01/18	1,500,000	1,571,250
Topaz Marine SA (c) 8.625% 11/01/18	2,838,000	2,497,554
Watco Cos. LLC/Watco Finance Corp. (c) 6.375% 4/01/23	2,730,000	2,730,000
XPO Logistics, Inc. (c) 7.875% 9/01/19	1,163,000	1,231,326

		13,760,530

TOTAL CORPORATE DEBT (Cost $239,352,889)		240,943,648

TOTAL BONDS & NOTES (Cost $249,434,730)		249,891,164

TOTAL LONG-TERM INVESTMENTS (Cost $249,757,053)		250,247,531

SHORT-TERM INVESTMENTS — 5.4%
Time Deposits — 5.4%
Euro Time Deposit 0.010% 4/01/15	14,152,395	14,152,395

TOTAL SHORT-TERM INVESTMENTS (Cost $14,152,395)		14,152,395

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS — 100.6% (Cost $263,909,448) (e)	$264,399,926

Other Assets/(Liabilities) — (0.6)%	(1,469,450)

NET ASSETS — 100.0%	$262,930,476

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2015, these securities amounted to a value of $356,367 or 0.14% of net assets.
(b)	Non-income producing security.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, these securities amounted to a value of $160,573,854 or 61.07% of net assets.
(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(e)	See Note 6 for aggregate cost for federal tax purposes.

Country weightings, as a percentage of net assets, is as follows:

United States	79.1%
Luxembourg	6.1%
Canada	4.0%
Netherlands	1.1%
Denmark	1.1%
Austria	1.0%
United Kingdom	0.9%
Marshall Islands	0.7%
Ireland	0.5%
France	0.4%
Bermuda	0.3%

Total Long-Term Investments	95.2%
Short-Term Investments and Other Assets and Liabilities	4.8%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 60.2%

COMMON STOCK — 60.1%
Basic Materials — 1.5%
Chemicals — 1.1%
Airgas, Inc.	3	$318
CF Industries Holdings, Inc.	1,735	492,185
The Dow Chemical Co.	5,293	253,958
E.I. du Pont de Nemours & Co.	1,071	76,544
Eastman Chemical Co.	794	54,992
Ecolab, Inc.	4	458
International Flavors & Fragrances, Inc.	113	13,266
LyondellBasell Industries NV Class A	4,900	430,220
Monsanto Co.	1,529	172,074
The Mosaic Co.	2,900	133,574
PPG Industries, Inc.	194	43,755
Praxair, Inc.	4	483
The Sherwin-Williams Co.	567	161,312
Sigma-Aldrich Corp.	749	103,549

		1,936,688

Forest Products & Paper — 0.1%
International Paper Co.	2,607	144,662
MeadWestvaco Corp.	7	349

		145,011

Iron & Steel — 0.0%
Allegheny Technologies, Inc.	19	570
Nucor Corp.	61	2,900

		3,470

Mining — 0.3%
Alcoa, Inc.	17,346	224,110
Freeport-McMoRan, Inc.	4,748	89,975
Newmont Mining Corp.	5,384	116,887
Vulcan Materials Co.	98	8,261

		439,233

		2,524,402

Communications — 6.2%
Advertising — 0.1%
The Interpublic Group of Companies, Inc.	1,733	38,334
Omnicom Group, Inc.	798	62,228

		100,562

Internet — 1.2%
Akamai Technologies, Inc. (a)	10	710
Amazon.com, Inc. (a)	46	17,117
eBay, Inc. (a)	8,665	499,797
Expedia, Inc.	573	53,937
F5 Networks, Inc. (a)	1,380	158,617
Facebook, Inc. Class A (a)	2,500	205,538

	Number of Shares	Value
Google, Inc. Class A (a)	284	$157,535
Google, Inc. Class C (a)	534	292,632
Netflix, Inc. (a)	6	2,500
New Media Investment Group, Inc.	9,300	222,549
The Priceline Group, Inc. (a)	4	4,657
Symantec Corp.	4,979	116,334
TripAdvisor, Inc. (a)	543	45,161
VeriSign, Inc. (a)	589	39,445
Yahoo!, Inc. (a)	4,434	197,025

		2,013,554

Media — 2.4%
Cablevision Systems Corp. Class A	31,000	567,300
CBS Corp. Class B	70	4,244
Comcast Corp. Class A	3,581	202,219
DIRECTV (a)	2,886	245,599
Discovery Communications, Inc. Series A (a)	200	6,152
Discovery Communications, Inc. Series C (a)	200	5,895
Gannett Co., Inc.	5,107	189,367
Liberty Broadband Corp. Class A (a)	4,840	273,363
Liberty Broadband Corp. Class C (a)	1,855	104,993
Liberty Media Corp. Class C (United States) (a)	7,420	283,444
The McGraw Hill Financial, Inc.	609	62,971
News Corp. Class A (a)	5,630	90,136
Nielsen NV	900	40,113
Scripps Networks Interactive Class A	3,724	255,317
Time Warner Cable, Inc.	608	91,127
Time Warner, Inc.	4,688	395,855
Twenty-First Century Fox Class A	13,221	447,399
Viacom, Inc. Class B	3,190	217,877
The Walt Disney Co.	5,782	606,474

		4,089,845

Telecommunications — 2.5%
AT&T, Inc.	21,170	691,200
CenturyLink, Inc.	7,754	267,901
Cisco Systems, Inc.	40,024	1,101,661
Corning, Inc.	14,474	328,270
Frontier Communications Corp.	5,470	38,564
Harris Corp.	1,354	106,641
Juniper Networks, Inc.	5,848	132,048
Knowles Corp. (a)	7,200	138,744
Motorola Solutions, Inc.	34	2,267
QUALCOMM, Inc.	4,888	338,934
Verizon Communications, Inc.	19,732	959,567
Windstream Corp.	15,051	111,377

		4,217,174

		10,421,135

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Cyclical — 5.9%
Airlines — 0.4%
Delta Air Lines, Inc.	10,100	$454,096
Southwest Airlines Co.	5,766	255,434

		709,530

Apparel — 0.2%
Nike, Inc. Class B	2,002	200,861
VF Corp.	500	37,655

		238,516

Auto Manufacturers — 0.6%
Ford Motor Co.	25,762	415,799
General Motors Co.	10,500	393,750
Paccar, Inc.	1,934	122,113

		931,662

Automotive & Parts — 0.3%
Delphi Automotive PLC	1,600	127,584
The Goodyear Tire & Rubber Co.	9,261	250,788
Johnson Controls, Inc.	2,505	126,352

		504,724

Distribution & Wholesale — 0.0%
Fastenal Co.	70	2,900
Fossil Group, Inc. (a)	30	2,474
Genuine Parts Co.	536	49,950
W.W. Grainger, Inc.	4	943

		56,267

Home Builders — 0.0%
D.R. Horton, Inc.	59	1,680
PulteGroup, Inc.	1,974	43,882

		45,562

Home Furnishing — 0.0%
Harman International Industries, Inc.	454	60,668
Whirlpool Corp.	4	808

		61,476

Housewares — 0.0%
Newell Rubbermaid, Inc.	1,083	42,313

Leisure Time — 0.1%
Carnival Corp.	2,373	113,524
Harley-Davidson, Inc.	8	486

		114,010

Lodging — 0.3%
Marriott International, Inc. Class A	913	73,332
Starwood Hotels & Resorts Worldwide, Inc.	1,460	121,910
Wyndham Worldwide Corp.	3,522	318,635
Wynn Resorts Ltd.	9	1,133

		515,010

Retail — 3.8%
AutoNation, Inc. (a)	4,520	290,772

	Number of Shares	Value
AutoZone, Inc. (a)	206	$140,525
Bed Bath & Beyond, Inc. (a)	5,173	397,157
Best Buy Co., Inc.	13,308	502,909
CarMax, Inc. (a)	1,700	117,317
Coach, Inc.	4,084	169,200
Costco Wholesale Corp.	1,308	198,156
CVS Health Corp.	4,873	502,942
Darden Restaurants, Inc.	173	11,996
Dollar General Corp. (a)	600	45,228
Dollar Tree, Inc. (a)	1,160	94,128
Family Dollar Stores, Inc.	47	3,724
GameStop Corp. Class A	8,961	340,160
The Gap, Inc.	1,605	69,545
The Home Depot, Inc.	2,420	274,936
Kohl’s Corp.	1,061	83,023
L Brands, Inc.	1,200	113,148
Lowe’s Cos., Inc.	6,329	470,814
Macy’s, Inc.	3,640	236,272
McDonald’s Corp.	475	46,284
Nordstrom, Inc.	11	884
O’Reilly Automotive, Inc. (a)	734	158,720
PVH Corp.	2,490	265,334
Ross Stores, Inc.	1,096	115,475
Staples, Inc.	25,783	419,876
Starbucks Corp.	495	46,877
Target Corp.	5,767	473,298
Tiffany & Co.	11	968
The TJX Cos., Inc.	340	23,817
Urban Outfitters, Inc. (a)	60	2,739
Wal-Mart Stores, Inc.	6,853	563,659
Walgreens Boots Alliance, Inc.	3,106	263,016
Yum! Brands, Inc.	536	42,194

		6,485,093

Textiles — 0.2%
Cintas Corp.	3,249	265,216

Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	47	2,972
Mattel, Inc.	61	1,394

		4,366

		9,973,745

Consumer, Non-cyclical — 14.8%
Agriculture — 1.1%
Altria Group, Inc.	10,441	522,259
Archer-Daniels-Midland Co.	9,326	442,052
Lorillard, Inc.	6,179	403,798
Philip Morris International, Inc.	5,796	436,613
Reynolds American, Inc.	444	30,596

		1,835,318

Beverages — 0.9%
Brown-Forman Corp. Class B	11	994
The Coca-Cola Co.	10,724	434,858

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Coca-Cola Enterprises, Inc.	1,385	$61,217
Constellation Brands, Inc. Class A (a)	22	2,557
Dr. Pepper Snapple Group, Inc.	1,310	102,809
Keurig Green Mountain, Inc.	440	49,161
Molson Coors Brewing Co. Class B	1,036	77,130
Monster Beverage Corp. (a)	900	124,555
PepsiCo, Inc.	6,892	659,013

		1,512,294

Biotechnology — 1.0%
Alexion Pharmaceuticals, Inc. (a)	460	79,718
Amgen, Inc.	8,005	1,279,599
Biogen, Inc. (a)	24	10,134
Celgene Corp. (a)	1,568	180,759
Regeneron Pharmaceuticals, Inc. (a)	110	49,663
Vertex Pharmaceuticals, Inc. (a)	100	11,797

		1,611,670

Commercial Services — 1.7%
The ADT Corp.	4,550	188,916
Automatic Data Processing, Inc.	2,521	215,898
CDK Global, Inc.	8,600	402,136
Equifax, Inc.	336	31,248
H&R Block, Inc.	2,242	71,901
MasterCard, Inc. Class A	250	21,597
McKesson Corp.	1,441	325,954
Moody’s Corp.	735	76,293
Paychex, Inc.	813	40,337
Quanta Services, Inc. (a)	24	685
Robert Half International, Inc.	335	20,274
Total System Services, Inc.	621	23,691
United Rentals, Inc. (a)	1,800	164,088
Vectrus, Inc. (a)	24,777	631,566
Visa, Inc. Class A	160	10,466
Western Union Co.	29,507	614,041

		2,839,091

Cosmetics & Personal Care — 0.8%
Avon Products, Inc.	49,709	397,175
Colgate-Palmolive Co.	806	55,888
The Estee Lauder Cos., Inc. Class A	996	82,827
The Procter & Gamble Co.	10,233	838,492

		1,374,382

Foods — 1.2%
Campbell Soup Co.	165	7,681
ConAgra Foods, Inc.	1,084	39,599
General Mills, Inc.	3,094	175,120
The Hershey Co.	419	42,281
Hormel Foods Corp.	94	5,344
The J.M. Smucker Co.	394	45,598
Kellogg Co.	1,835	121,018
Kraft Foods Group, Inc.	2,473	215,435
The Kroger Co.	4,034	309,246
McCormick & Co., Inc.	73	5,629

	Number of Shares	Value
Mondelez International, Inc. Class A	21	$758
Pilgrim’s Pride Corp.	10,600	239,454
Sysco Corp.	566	21,355
Tyson Foods, Inc. Class A	4,020	153,966
WhiteWave Foods Co. (a)	16,500	731,610
Whole Foods Market, Inc.	72	3,750

		2,117,844

Health Care – Products — 2.6%
Baxter International, Inc.	322	22,057
Becton, Dickinson & Co.	1,221	175,323
Boston Scientific Corp. (a)	6,721	119,298
C.R. Bard, Inc.	234	39,160
Edwards Lifesciences Corp. (a)	1,380	196,595
Halyard Health, Inc. (a)	10,500	516,600
Intuitive Surgical, Inc. (a)	14	7,070
Johnson & Johnson	17,779	1,788,567
Medtronic PLC	14,116	1,100,907
St. Jude Medical, Inc.	698	45,649
Stryker Corp.	1,059	97,693
Varian Medical Systems, Inc. (a)	674	63,417
Zimmer Holdings, Inc.	1,234	145,020

		4,317,356

Health Care – Services — 1.0%
Aetna, Inc.	1,682	179,183
Anthem, Inc.	2,188	337,849
Cigna Corp.	1,159	150,021
DaVita HealthCare Partners, Inc. (a)	746	60,635
Humana, Inc.	435	77,439
Laboratory Corporation of America Holdings (a)	601	75,780
Quest Diagnostics, Inc.	3,835	294,720
Tenet Healthcare Corp. (a)	29	1,436
Thermo Fisher Scientific, Inc.	338	45,407
UnitedHealth Group, Inc.	3,651	431,877
Universal Health Services, Inc. Class B	310	36,490

		1,690,837

Household Products — 0.3%
Avery Dennison Corp.	582	30,793
The Clorox Co.	4,297	474,346
Kimberly-Clark Corp.	580	62,124

		567,263

Pharmaceuticals — 4.2%
Abbott Laboratories	5,804	268,899
AbbVie, Inc.	12,204	714,422
Actavis PLC (a)	1,749	520,537
AmerisourceBergen Corp.	2,460	279,628
Bristol-Myers Squibb Co.	4,512	291,024
Cardinal Health, Inc.	2,855	257,721
DENTSPLY International, Inc.	2,261	115,062
Eli Lilly & Co.	4,707	341,964

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Endo International PLC (a)	1,400	$125,580
Express Scripts Holding Co. (a)	6,945	602,618
Gilead Sciences, Inc. (a)	6,252	613,509
Hospira, Inc. (a)	624	54,812
Mallinckrodt PLC (a)	2,940	372,351
Mead Johnson Nutrition Co.	624	62,731
Merck & Co., Inc.	6,529	375,287
Mylan NV (a)	959	56,917
Patterson Cos., Inc.	61	2,976
Perrigo Co. PLC	40	6,622
Pfizer, Inc.	36,622	1,274,079
Zoetis, Inc.	16,710	773,506

		7,110,245

		24,976,300

Diversified — 0.0%
Holding Company – Diversified — 0.0%
Leucadia National Corp.	2,236	49,841

Energy — 4.7%
Coal — 0.0%
CONSOL Energy, Inc.	57	1,590

Energy – Alternate Sources — 0.3%
First Solar, Inc. (a)	7,400	442,446

Oil & Gas — 4.0%
Anadarko Petroleum Corp.	1,297	107,405
Apache Corp.	1,098	66,242
Cabot Oil & Gas Corp.	92	2,717
Chesapeake Energy Corp.	9,298	131,660
Chevron Corp.	9,830	1,031,954
ConocoPhillips	3,410	212,307
Denbury Resources, Inc.	17,785	129,653
Devon Energy Corp.	2,517	151,800
Diamond Offshore Drilling, Inc.	4,785	128,190
Ensco PLC Class A	10,200	214,914
EOG Resources, Inc.	192	17,605
EQT Corp.	629	52,125
Exxon Mobil Corp.	17,149	1,457,665
Helmerich & Payne, Inc.	840	57,179
Hess Corp.	1,947	132,143
Marathon Oil Corp.	1,985	51,828
Marathon Petroleum Corp.	2,342	239,797
Murphy Oil Corp.	1,422	66,265
Murphy USA, Inc. (a)	6,000	434,220
Nabors Industries Ltd.	28,799	393,106
Newfield Exploration Co. (a)	1,300	45,617
Noble Corp. PLC	8,700	124,236
Noble Energy, Inc.	66	3,227
Occidental Petroleum Corp.	3,730	272,290
Phillips 66	3,905	306,933
Pioneer Natural Resources Co.	3	491
QEP Resources, Inc.	98	2,043
Range Resources Corp.	99	5,152

	Number of Shares	Value
Southwestern Energy Co. (a)	5,300	$122,907
Tesoro Corp.	4,686	427,785
Valero Energy Corp.	4,110	261,478

		6,650,934

Oil & Gas Services — 0.4%
Baker Hughes, Inc.	2,374	150,939
Cameron International Corp. (a)	3,137	141,541
FMC Technologies, Inc. (a)	72	2,665
Halliburton Co.	71	3,115
National Oilwell Varco, Inc.	3,209	160,418
Schlumberger Ltd.	545	45,475
Transocean Ltd.	15,100	221,517

		725,670

Pipelines — 0.0%
Kinder Morgan, Inc.	60	2,524
Spectra Energy Corp.	71	2,568
The Williams Cos., Inc.	33	1,669

		6,761

		7,827,401

Financial — 9.5%
Banks — 2.4%
Bank of America Corp.	32,042	493,126
Bank of New York Mellon Corp.	5,995	241,239
BB&T Corp.	1,912	74,549
Capital One Financial Corp.	5,875	463,067
Comerica, Inc.	924	41,700
Fifth Third Bancorp	2,921	55,061
Huntington Bancshares, Inc.	4,610	50,940
KeyCorp	22,872	323,868
M&T Bank Corp.	281	35,687
Northern Trust Corp.	2,461	171,409
PNC Financial Services Group, Inc.	3,745	349,184
Regions Financial Corp.	13,043	123,256
State Street Corp.	1,685	123,898
SunTrust Banks, Inc.	3,400	139,706
U.S. Bancorp	8,229	359,360
Wells Fargo & Co.	19,464	1,058,842
Zions Bancorp	449	12,123

		4,117,015

Diversified Financial — 2.4%
American Express Co.	388	30,310
Ameriprise Financial, Inc.	1,215	158,971
BlackRock, Inc.	350	128,044
The Charles Schwab Corp.	3,122	95,034
Citigroup, Inc.	14,184	730,760
CME Group, Inc.	1,555	147,274
Discover Financial Services	2,895	163,133
E*TRADE Financial Corp. (a)	2,893	82,610
Franklin Resources, Inc.	1,548	79,443
The Goldman Sachs Group, Inc.	2,878	540,978

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
IntercontinentalExchange, Inc.	2	$466
Invesco Ltd.	2,123	84,262
JP Morgan Chase & Co.	16,165	979,276
Legg Mason, Inc.	247	13,634
Morgan Stanley	6,396	228,273
The NASDAQ OMX Group, Inc.	722	36,779
Navient Corp.	23,518	478,121
T. Rowe Price Group, Inc.	1,186	96,042

		4,073,410

Insurance — 4.0%
ACE Ltd.	2,830	315,517
Aflac, Inc.	2,945	188,509
The Allstate Corp.	4,486	319,269
American International Group, Inc.	11,211	614,251
Aon PLC	1,636	157,252
Assurant, Inc.	5,310	326,087
Berkshire Hathaway, Inc. Class B (a)	11,333	1,635,578
The Chubb Corp.	1,664	168,230
Cincinnati Financial Corp.	524	27,919
Genworth Financial, Inc. Class A (a)	16,455	120,286
The Hartford Financial Services Group, Inc.	6,790	283,958
Lincoln National Corp.	8,258	474,505
Loews Corp.	434	17,720
Marsh & McLennan Cos., Inc.	1,230	68,991
MetLife, Inc.	8,829	446,306
Principal Financial Group, Inc.	3,535	181,593
The Progressive Corp.	13,334	362,685
Prudential Financial, Inc.	1,635	131,307
Torchmark Corp.	1,980	108,742
The Travelers Cos., Inc.	3,343	361,478
Unum Group	4,235	142,846
XL Group PLC	5,697	209,650

		6,662,679

Real Estate — 0.0%
CBRE Group, Inc. (a)	98	3,793

Real Estate Investment Trusts (REITS) — 0.7%
American Tower Corp.	198	18,642
Apartment Investment & Management Co. Class A	2,864	112,727
AvalonBay Communities, Inc.	834	145,324
Boston Properties, Inc.	317	44,532
Crown Castle International Corp.	200	16,508
Equity Residential	901	70,152
General Growth Properties, Inc.	3,900	115,245
HCP, Inc.	976	42,173
Health Care REIT, Inc.	1,574	121,765
Host Hotels & Resorts, Inc.	8,030	162,045
Iron Mountain, Inc.	73	2,663
Kimco Realty Corp.	1,410	37,858
The Macerich Co.	400	33,732
Plum Creek Timber Co., Inc.	73	3,172

	Number of Shares	Value
Prologis, Inc.	2,816	$122,665
Public Storage	27	5,323
Simon Property Group, Inc.	564	110,341
Ventas, Inc.	36	2,629
Vornado Realty Trust	165	18,480
Weyerhaeuser Co.	177	5,868

		1,191,844

Savings & Loans — 0.0%
Hudson City Bancorp, Inc.	1,335	13,991
People’s United Financial, Inc.	1,059	16,097

		30,088

		16,078,829

Industrial — 5.0%
Aerospace & Defense — 1.1%
The Boeing Co.	4,626	694,270
General Dynamics Corp.	3,308	448,995
L-3 Communications Holdings, Inc.	594	74,719
Lockheed Martin Corp.	421	85,446
Northrop Grumman Corp.	1,293	208,121
Raytheon Co.	1,256	137,218
Rockwell Collins, Inc.	457	44,123
United Technologies Corp.	782	91,651

		1,784,543

Building Materials — 0.0%
Masco Corp.	894	23,870

Electrical Components & Equipment — 0.1%
Emerson Electric Co.	3,243	183,619

Electronics — 0.4%
Agilent Technologies, Inc.	873	36,273
Allegion PLC	5,400	330,318
Amphenol Corp. Class A	72	4,243
FLIR Systems, Inc.	4,835	151,239
Garmin Ltd.	400	19,008
PerkinElmer, Inc.	24	1,227
TE Connectivity Ltd.	1,000	71,620
Waters Corp. (a)	430	53,458

		667,386

Engineering & Construction — 0.0%
Fluor Corp.	347	19,834
Jacobs Engineering Group, Inc. (a)	324	14,632

		34,466

Environmental Controls — 0.0%
Republic Services, Inc.	87	3,529
Stericycle, Inc. (a)	87	12,217
Waste Management, Inc.	145	7,863

		23,609

Hand & Machine Tools — 0.0%
Snap-on, Inc.	85	12,500
Stanley Black & Decker, Inc.	242	23,077

		35,577

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery – Construction & Mining — 0.3%
Caterpillar, Inc.	3,250	$260,098
Ingersoll-Rand PLC	1,200	81,696
Joy Global, Inc.	5,000	195,900

		537,694

Machinery – Diversified — 0.3%
Cummins, Inc.	823	114,101
Deere & Co.	2,581	226,328
Flowserve Corp.	891	50,333
Rockwell Automation, Inc.	446	51,731
Roper Industries, Inc.	524	90,128
Xylem, Inc.	701	24,549

		557,170

Manufacturing — 1.9%
3M Co.	1,615	266,394
Danaher Corp.	1,072	91,013
Dover Corp.	3,903	269,775
Eaton Corp. PLC	2,482	168,627
General Electric Co.	60,086	1,490,734
Honeywell International, Inc.	75	7,823
Illinois Tool Works, Inc.	3,460	336,104
Leggett & Platt, Inc.	495	22,815
Pall Corp.	61	6,124
Parker Hannifin Corp.	2,800	332,584
Pentair PLC	1,019	64,085
Textron, Inc.	985	43,665

		3,099,743

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.	9	1,890

Packaging & Containers — 0.1%
Ball Corp.	620	43,797
Owens-Illinois, Inc. (a)	2,522	58,813
Sealed Air Corp.	47	2,141

		104,751

Transportation — 0.8%
American ExpressNorfolk Southern Corp.	83	8,542
C.H. Robinson Worldwide, Inc.	2,254	165,038
CSX Corp.	5,073	168,018
Expeditors International of Washington, Inc.	84	4,047
FedEx Corp.	826	136,662
Patriot Transportation Holding, Inc. (a)	3,300	82,401
Ryder System, Inc.	1,174	111,401
Union Pacific Corp.	4,100	444,071
United Parcel Service, Inc. Class B	2,385	231,202

		1,351,382

		8,405,700

	Number of Shares	Value
Options on Futures — 2.8%
Diversified Financial — 2.8%
iShares MSCI EAFE Index Fund	73,430	$4,712,003

Technology — 8.4%
Computers — 4.3%
Accenture PLC Class A	4,000	374,760
Apple, Inc.	29,436	3,662,721
Cognizant Technology Solutions Corp. Class A (a)	1,018	63,513
Computer Sciences Corp.	7,475	487,968
EMC Corp.	13,253	338,747
Hewlett-Packard Co.	20,963	653,207
International Business Machines Corp.	5,380	863,490
NetApp, Inc.	4,109	145,705
SanDisk Corp.	1,910	121,514
Seagate Technology PLC	4,300	223,729
Teradata Corp. (a)	4,098	180,886
Western Digital Corp.	1,241	112,943

		7,229,183

Office Equipment/Supplies — 0.2%
Pitney Bowes, Inc.	12,799	298,473
Xerox Corp.	7,573	97,313

		395,786

Semiconductors — 1.4%
Altera Corp.	1,197	51,363
Analog Devices, Inc.	1,459	91,917
Applied Materials, Inc.	567	12,792
Avago Technologies Ltd.	600	76,188
Broadcom Corp. Class A	2,524	109,277
Intel Corp.	36,411	1,138,572
KLA-Tencor Corp.	298	17,370
Lam Research Corp.	2,163	151,918
Linear Technology Corp.	381	17,831
Microchip Technology, Inc.	1,024	50,074
Micron Technology, Inc. (a)	8,933	242,352
NVIDIA Corp.	8,985	188,011
Texas Instruments, Inc.	3,345	191,284
Xilinx, Inc.	1,561	66,030

		2,404,979

Software — 2.5%
Adobe Systems, Inc. (a)	1,005	74,310
Autodesk, Inc. (a)	1,247	73,124
CA, Inc.	9,485	309,306
Cerner Corp. (a)	200	14,652
Citrix Systems, Inc. (a)	1,145	73,131
The Dun & Bradstreet Corp.	1,329	170,590
Electronic Arts, Inc. (a)	2,586	152,096
Fidelity National Information Services, Inc.	1,160	78,950
Fiserv, Inc. (a)	994	78,924
Intuit, Inc.	889	86,197

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Microsoft Corp.	46,541	$1,892,124
Oracle Corp.	22,088	953,097
Red Hat, Inc. (a)	2,624	198,768
Salesforce.com, Inc. (a)	480	32,069

		4,187,338

		14,217,286

Utilities — 1.3%
Electric — 1.3%
The AES Corp.	3,577	45,965
Ameren Corp.	972	41,018
American Electric Power Co., Inc.	1,696	95,400
CenterPoint Energy, Inc.	12,435	253,798
CMS Energy Corp.	1,110	38,750
Consolidated Edison, Inc.	609	37,149
Dominion Resources, Inc.	362	25,655
DTE Energy Co.	612	49,382
Duke Energy Corp.	586	44,993
Edison International	1,534	95,829
Entergy Corp.	3,711	287,565
Eversource Energy	622	31,423
Exelon Corp.	1,523	51,188
FirstEnergy Corp.	766	26,856
Integrys Energy Group, Inc.	61	4,393
NextEra Energy, Inc.	836	86,986
NRG Energy, Inc.	7,520	189,429
Pepco Holdings, Inc.	4,098	109,949
PG&E Corp.	2,323	123,282
Pinnacle West Capital Corp.	250	15,938
PPL Corp.	3,384	113,906
Public Service Enterprise Group, Inc.	3,709	155,481
SCANA Corp.	772	42,452
The Southern Co.	3,834	169,770
TECO Energy, Inc.	98	1,901
Wisconsin Energy Corp.	296	14,652
Xcel Energy, Inc.	1,145	39,858

		2,192,968

Gas — 0.0%
AGL Resources, Inc.	516	25,619
NiSource, Inc.	172	7,595
Sempra Energy	182	19,842

		53,056

		2,246,024

TOTAL COMMON STOCK (Cost $94,051,175)		101,432,666

PREFERRED STOCK — 0.1%
Consumer, Non-cyclical — 0.0%
Pharmaceuticals — 0.0%
Actavis PLC 5.500%	55	55,660

	Number of Shares	Value
Energy — 0.0%
Southwestern Energy Co. 6.250%	1,200	$60,468

Financial — 0.1%
Insurance — 0.1%
The Allstate Corp. 5.100% VRN 5.100%	5,000	129,850

TOTAL PREFERRED STOCK (Cost $240,000)		245,978

TOTAL EQUITIES (Cost $94,291,175)		101,678,644

	Principal Amount
BONDS & NOTES — 32.6%

CORPORATE DEBT — 15.5%
Advertising — 0.1%
WPP Finance 2010 4.750% 11/21/21	$20,000	22,530
WPP Finance 2010 5.625% 11/15/43	56,000	65,993

		88,523

Aerospace & Defense — 0.1%
BAE Systems Holdings, Inc. (b) 6.375% 6/01/19	50,000	58,016
Exelis, Inc. 4.250% 10/01/16	70,000	72,174
L-3 Communications Corp. 4.750% 7/15/20	5,000	5,451
United Technologies Corp. 6.125% 7/15/38	15,000	19,967

		155,608

Agriculture — 0.1%
Altria Group, Inc. 2.850% 8/09/22	35,000	34,794
Altria Group, Inc. 4.250% 8/09/42	20,000	20,199
Bunge Ltd. Finance Corp. 3.200% 6/15/17	45,000	46,380
Philip Morris International, Inc. 6.375% 5/16/38	5,000	6,626

		107,999

Airlines — 0.1%
American Airlines Pass Through Trust, Series 2014-1, Class A 3.700% 4/01/28	25,000	25,875
American Airlines Pass-Through Trust, Series 2014-1, Class B 4.375% 4/01/24	15,000	15,525

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A (b) 4.200% 9/15/28	$150,000	$152,250
United Airlines Pass-Through Trust, Series 2014-1, Class A 4.000% 10/11/27	30,000	31,650

		225,300

Auto Manufacturers — 0.1%
General Motors Co. 5.200% 4/01/45	60,000	65,120
Hyundai Capital America (b) 1.450% 2/06/17	75,000	75,083
Hyundai Capital America (b) 2.550% 2/06/19	40,000	40,680

		180,883

Automotive & Parts — 0.1%
TRW Automotive, Inc. (b) 7.250% 3/15/17	100,000	109,375

Banks — 1.1%
Associated Banc-Corp. 2.750% 11/15/19	110,000	111,401
Associated Banc-Corp. 4.250% 1/15/25	175,000	177,460
Associated Banc-Corp. 5.125% 3/28/16	75,000	77,695
Bank of America Corp. 3.625% 3/17/16	55,000	56,340
Bank of America Corp. 4.000% 4/01/24	75,000	79,779
Bank of America Corp. 4.500% 4/01/15	35,000	35,000
Bank of America Corp. 5.650% 5/01/18	60,000	66,556
Bank of America Corp. 5.875% 2/07/42	40,000	50,886
Credit Suisse AG 5.400% 1/14/20	70,000	78,902
Deutsche Bank AG 1.400% 2/13/17	50,000	50,042
Deutsche Bank AG 2.500% 2/13/19	85,000	86,280
Discover Bank 2.000% 2/21/18	45,000	45,051
Export-Import Bank of Korea 1.750% 2/27/18	10,000	9,992
First Horizon National Corp. 5.375% 12/15/15	129,000	132,329
FirstMerit Corp. 4.350% 2/04/23	15,000	15,904
ICICI Bank Ltd. (b) 4.700% 2/21/18	200,000	212,190

	Principal Amount	Value
ICICI Bank Ltd. (b) 4.750% 11/25/16	$59,000	$61,648
JP Morgan Chase & Co. 3.375% 5/01/23	10,000	10,067
JP Morgan Chase & Co. 3.875% 9/10/24	50,000	51,294
Regions Financial Corp. 5.750% 6/15/15	50,000	50,444
Regions Financial Corp. 7.500% 5/15/18	30,000	34,870
State Street Corp. 3.300% 12/16/24	85,000	88,370
SVB Financial Group 3.500% 1/29/25	135,000	134,117
SVB Financial Group 5.375% 9/15/20	15,000	17,071
Valley National Bancorp 5.125% 9/27/23	50,000	54,651
Wells Fargo & Co. 4.480% 1/16/24	70,000	75,974

		1,864,313

Beverages — 0.1%
Fomento Economico Mexicano SAB de CV 2.875% 5/10/23	15,000	14,371
Pernod Ricard SA (b) 2.950% 1/15/17	150,000	154,284

		168,655

Biotechnology — 0.0%
Amgen, Inc. 5.150% 11/15/41	45,000	51,829

Building Materials — 0.2%
CRH America, Inc. 8.125% 7/15/18	50,000	59,547
Lafarge SA 6.500% 7/15/16	45,000	47,587
Martin Marietta Material, Inc. FRN 1.373% 6/30/17	50,000	49,724
Masco Corp. 4.450% 4/01/25	140,000	144,550
Owens Corning, Inc. 4.200% 12/01/24	50,000	51,563
Owens Corning, Inc. 6.500% 12/01/16	3,000	3,226
Owens Corning, Inc. 9.000% 6/15/19	10,000	12,091

		368,288

Chemicals — 0.7%
Ashland, Inc. 4.750% 8/15/22	385,000	390,775

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Ashland, Inc. 6.875% 5/15/43	$105,000	$113,400
Cabot Corp. 5.000% 10/01/16	75,000	79,215
Cytec Industries, Inc. 3.500% 4/01/23	10,000	10,082
Cytec Industries, Inc. 8.950% 7/01/17	7,000	7,938
The Dow Chemical Co. 8.550% 5/15/19	15,000	18,780
E.I. du Pont de Nemours & Co. 6.000% 7/15/18	5,000	5,698
Ecolab, Inc. 4.350% 12/08/21	15,000	16,529
Incitec Pivot Finance LLC (b) 6.000% 12/10/19	25,000	28,102
Incitec Pivot Ltd. (b) 4.000% 12/07/15	113,000	115,119
Methanex Corp. 5.250% 3/01/22	5,000	5,418
Rockwood Specialties Group, Inc. 4.625% 10/15/20	155,000	161,394
RPM International, Inc. 3.450% 11/15/22	50,000	49,802
RPM International, Inc. 6.125% 10/15/19	50,000	57,147
RPM International, Inc. 6.500% 2/15/18	20,000	22,349
Valspar Corp. 7.250% 6/15/19	25,000	29,355

		1,111,103

Commercial Services — 0.4%
The ADT Corp. 2.250% 7/15/17	65,000	64,513
Brambles USA, Inc. (b) 3.950% 4/01/15	55,000	55,000
Cardtronics, Inc., Convertible 1.000% 12/01/20	50,000	49,469
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	8,000	8,040
ERAC USA Finance LLC (b) 2.800% 11/01/18	15,000	15,434
ERAC USA Finance LLC (b) 6.700% 6/01/34	35,000	44,954
Leidos Holdings, Inc. 4.450% 12/01/20	130,000	129,404
The Western Union Co. 5.930% 10/01/16	290,000	309,258

		676,072

Computers — 0.2%
Apple, Inc. 1.000% 5/03/18	75,000	74,562

	Principal Amount	Value
Apple, Inc. 2.400% 5/03/23	$50,000	$49,386
EMC Corp. 3.375% 6/01/23	67,000	69,646
SanDisk Corp., Convertible 0.500% 10/15/20	91,000	91,341

		284,935

Cosmetics & Personal Care — 0.0%
Avon Products, Inc. 6.500% 3/01/19	30,000	29,850
The Procter & Gamble Co. 5.800% 8/15/34	10,000	13,541

		43,391

Distribution & Wholesale — 0.1%
Arrow Electronics, Inc. 4.500% 3/01/23	15,000	15,703
Ingram Micro, Inc. 4.950% 12/15/24	115,000	119,129

		134,832

Diversified Financial — 1.9%
AerCap Ireland Capital Ltd. (b) 4.500% 5/15/21	180,000	186,075
Affiliated Managers Group, Inc. 3.500% 8/01/25	70,000	69,913
Affiliated Managers Group, Inc. 4.250% 2/15/24	51,000	54,454
Air Lease Corp. 3.375% 1/15/19	90,000	91,800
Air Lease Corp. 3.875% 4/01/21	60,000	61,800
Air Lease Corp. 5.625% 4/01/17	15,000	16,031
American Express Co. 8.125% 5/20/19	30,000	37,091
Ares Finance Co. LLC (b) 4.000% 10/08/24	85,000	83,608
The Bear Stearns Cos., Inc. 7.250% 2/01/18	60,000	69,076
BlackRock, Inc. 5.000% 12/10/19	20,000	22,760
Citigroup, Inc. 3.875% 3/26/25	455,000	456,709
Citigroup, Inc. 5.375% 8/09/20	50,000	57,207
Citigroup, Inc. 5.500% 2/15/17	115,000	123,325
Citigroup, Inc. 5.875% 5/29/37	5,000	6,215
Citigroup, Inc. 5.875% 1/30/42	20,000	25,517
Citigroup, Inc. 8.125% 7/15/39	15,000	23,596

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Citigroup, Inc. 8.500% 5/22/19	$30,000	$37,361
Eaton Vance Corp. 3.625% 6/15/23	21,000	21,747
Eaton Vance Corp. 6.500% 10/02/17	4,000	4,464
General Electric Capital Corp. 6.000% 8/07/19	30,000	35,045
General Electric Capital Corp. 6.875% 1/10/39	55,000	79,119
The Goldman Sachs Group, Inc. 5.375% 3/15/20	45,000	51,064
The Goldman Sachs Group, Inc. 5.625% 1/15/17	35,000	37,530
The Goldman Sachs Group, Inc. 5.750% 1/24/22	40,000	46,694
The Goldman Sachs Group, Inc. 6.150% 4/01/18	20,000	22,485
The Goldman Sachs Group, Inc. 6.345% 2/15/34	20,000	24,924
HSBC Finance Corp. 6.676% 1/15/21	30,000	35,623
Hyundai Capital America (b) 1.625% 10/02/15	30,000	30,132
Hyundai Capital America (b) 2.875% 8/09/18	30,000	30,909
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 3.500% 3/15/17	235,000	236,762
International Lease Finance Corp. 3.875% 4/15/18	55,000	55,825
International Lease Finance Corp. 5.750% 5/15/16	191,000	198,544
International Lease Finance Corp. 8.750% 3/15/17	20,000	22,100
Janus Capital Group, Inc. 6.700% 6/15/17	75,000	82,446
JP Morgan Chase & Co. 4.500% 1/24/22	40,000	44,214
JP Morgan Chase & Co. 4.950% 3/25/20	70,000	78,762
JP Morgan Chase & Co. 5.600% 7/15/41	95,000	116,238
Lazard Group LLC 4.250% 11/14/20	110,000	117,560
Lazard Group LLC 6.850% 6/15/17	13,000	14,443
Legg Mason, Inc. 5.625% 1/15/44	35,000	41,453
Leighton Finance USA Pty Ltd. (b) 5.950% 11/13/22	25,000	27,279
Merrill Lynch & Co., Inc. 7.750% 5/14/38	20,000	28,801

	Principal Amount	Value
Morgan Stanley 3.800% 4/29/16	$30,000	$30,867
Morgan Stanley 4.350% 9/08/26	30,000	31,448
Morgan Stanley 5.450% 1/09/17	60,000	64,184
Morgan Stanley 5.625% 9/23/19	50,000	56,914
Morgan Stanley 5.750% 1/25/21	20,000	23,347
Stifel Financial Corp. 4.250% 7/18/24	30,000	30,624

		3,144,085

Electric — 0.7%
Berkshire Hathaway Energy 5.950% 5/15/37	70,000	89,082
CMS Energy Corp. 5.050% 2/15/18	80,000	87,565
Commonwealth Edison Co. 3.700% 3/01/45	75,000	76,112
Entergy Louisiana LLC 4.950% 1/15/45	40,000	41,507
Florida Power & Light Co. 4.950% 6/01/35	25,000	29,853
Kansas Gas & Electric Co. 5.647% 3/29/21	43,044	43,474
LG&E and KU Energy LLC 4.375% 10/01/21	60,000	66,223
Metropolitan Edison Co. (b) 4.000% 4/15/25	50,000	52,230
National Fuel Gas Co. 3.750% 3/01/23	20,000	20,028
Nevada Power Co. Series N 6.650% 4/01/36	20,000	28,254
Niagara Mohawk Power Corp. (b) 2.721% 11/28/22	35,000	34,992
NiSource Finance Corp. 4.800% 2/15/44	45,000	50,590
NiSource Finance Corp. 5.800% 2/01/42	40,000	50,896
Oncor Electric Delivery Co. 6.800% 9/01/18	5,000	5,839
Oncor Electric Delivery Co. 7.500% 9/01/38	15,000	22,890
Pacific Gas & Electric Co. 5.800% 3/01/37	25,000	31,744
Pennsylvania Electric Co. (b) 4.150% 4/15/25	70,000	72,003
PPL Capital Funding, Inc. 1.900% 6/01/18	15,000	15,044
PPL Capital Funding, Inc. 5.000% 3/15/44	45,000	53,206

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Progress Energy, Inc. 7.000% 10/30/31	$5,000	$6,761
Puget Energy, Inc. 6.500% 12/15/20	59,000	70,927
Southern California Edison Co. 5.950% 2/01/38	20,000	26,824
State Grid Overseas Investment Ltd. (b) 1.750% 5/22/18	45,000	44,513
Transelec SA (b) 4.625% 7/26/23	25,000	26,405
Tri-State Generation & Transmission Association, Series 2003, Class A (b) 6.040% 1/31/18	30,412	32,304
Virginia Electric and Power Co. 6.350% 11/30/37	30,000	42,187
Wisconsin Public Service Corp. 5.650% 11/01/17	50,000	54,149

		1,175,602

Electronics — 0.1%
Amphenol Corp. 2.550% 1/30/19	50,000	50,918
Amphenol Corp. 4.000% 2/01/22	20,000	21,296
Arrow Electronics, Inc. 3.500% 4/01/22	60,000	60,141
Arrow Electronics, Inc. 6.000% 4/01/20	45,000	51,288
Avnet, Inc. 4.875% 12/01/22	23,000	24,739
Jabil Circuit, Inc. 8.250% 3/15/18	20,000	23,150

		231,532

Environmental Controls — 0.1%
Republic Services, Inc. 3.200% 3/15/25	125,000	125,536
Republic Services, Inc. 3.800% 5/15/18	30,000	31,807
Republic Services, Inc. 5.250% 11/15/21	5,000	5,742

		163,085

Foods — 0.5%
ConAgra Foods, Inc. 4.950% 8/15/20	30,000	33,086
ConAgra Foods, Inc. 6.625% 8/15/39	15,000	18,935
ConAgra Foods, Inc. 7.000% 4/15/19	32,000	37,412
Ingredion Inc 1.800% 9/25/17	150,000	149,987
JBS Investments GmbH (b) 7.750% 10/28/20	265,000	280,238

	Principal Amount	Value
The JM Smucker Co. (b) 3.000% 3/15/22	$45,000	$45,676
The JM Smucker Co. (b) 4.250% 3/15/35	110,000	113,932
Kraft Foods, Inc. 4.125% 2/09/16	60,000	61,617
Kraft Foods, Inc. 6.500% 2/09/40	14,000	19,208
Tyson Foods, Inc. 2.650% 8/15/19	15,000	15,359
Tyson Foods, Inc. 3.950% 8/15/24	30,000	31,695
Tyson Foods, Inc. 4.875% 8/15/34	25,000	28,184
Tyson Foods, Inc. 6.600% 4/01/16	45,000	47,471
WM Wrigley Jr. Co. (b) 2.400% 10/21/18	15,000	15,269

		898,069

Forest Products & Paper — 0.2%
International Paper Co. 4.750% 2/15/22	20,000	22,110
International Paper Co. 7.300% 11/15/39	25,000	33,355
International Paper Co. 9.375% 5/15/19	15,000	19,116
The Mead Corp. 7.550% 3/01/47	50,000	64,162
Sappi Papier Holding GmbH (b) 7.750% 7/15/17	255,000	276,675

		415,418

Gas — 0.1%
Boston Gas Co. (b) 4.487% 2/15/42	10,000	11,298
The Laclede Group, Inc. 4.700% 8/15/44	70,000	76,391

		87,689

Health Care – Products — 0.2%
Boston Scientific Corp. 6.000% 1/15/20	35,000	40,285
Johnson & Johnson 5.850% 7/15/38	10,000	13,871
Zimmer Holdings, Inc. 3.550% 4/01/25	115,000	117,385
Zimmer Holdings, Inc. 4.450% 8/15/45	145,000	150,174

		321,715

Health Care – Services — 0.1%
Cigna Corp. 2.750% 11/15/16	40,000	41,221

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Cigna Corp. 5.125% 6/15/20	$20,000	$22,863
Howard Hughes Medical Institute 3.500% 9/01/23	35,000	37,256
Kaiser Foundation Hospitals 3.500% 4/01/22	15,000	15,352
Laboratory Corp. of America Holdings 3.600% 2/01/25	35,000	35,143
Roche Holdings, Inc. (b) 6.000% 3/01/19	7,000	8,105
Roche Holdings, Inc. (b) 7.000% 3/01/39	5,000	7,594
UnitedHealth Group, Inc. 6.875% 2/15/38	45,000	64,793

		232,327

Holding Company – Diversified — 0.0%
Hutchison Whampoa International Ltd. (b) 5.750% 9/11/19	45,000	51,500

Home Builders — 0.2%
Lennar Corp. 4.750% 12/15/17	275,000	286,000

Home Furnishing — 0.0%
Whirlpool Corp. 3.700% 3/01/23	20,000	20,631
Whirlpool Corp. 5.150% 3/01/43	10,000	11,359

		31,990

Household Products — 0.1%
Avery Dennison Corp. 3.350% 4/15/23	15,000	15,072
Jarden Corp., Convertible 1.500% 6/15/19	65,000	92,544

		107,616

Housewares — 0.0%
Newell Rubbermaid, Inc. 2.050% 12/01/17	15,000	15,082

Insurance — 1.0%
Aflac, Inc. 3.625% 6/15/23	52,000	54,694
Aflac, Inc. 8.500% 5/15/19	25,000	31,567
The Allstate Corp. 5.550% 5/09/35	30,000	38,223
The Allstate Corp. VRN 5.750% 8/15/53	70,000	76,212
The Allstate Corp. 7.450% 5/16/19	5,000	6,072
Arch Capital Group US, Inc. 5.144% 11/01/43	40,000	44,198
AXIS Specialty Finance PLC 2.650% 4/01/19	20,000	20,241

	Principal Amount	Value
Brown & Brown, Inc. 4.200% 9/15/24	$70,000	$71,452
The Chubb Corp. VRN 6.375% 3/29/67	52,000	55,120
CNA Financial Corp. 3.950% 5/15/24	40,000	41,456
CNA Financial Corp. 7.350% 11/15/19	40,000	48,116
The Hartford Financial Services Group, Inc. VRN 8.125% 6/15/38	50,000	56,938
Liberty Mutual Group, Inc. (b) 4.250% 6/15/23	21,000	22,368
Lincoln National Corp. 4.300% 6/15/15	20,000	20,132
Lincoln National Corp. 8.750% 7/01/19	50,000	62,914
Marsh & McLennan Cos., Inc. 4.800% 7/15/21	45,000	50,764
Marsh & McLennan Cos., Inc. 5.875% 8/01/33	50,000	61,992
MetLife Capital Trust IV (b) 7.875% 12/15/67	70,000	92,750
MetLife, Inc. Series A 6.817% 8/15/18	10,000	11,655
Principal Financial Group, Inc. 8.875% 5/15/19	30,000	37,753
The Progressive Corp. VRN 6.700% 6/15/37	75,000	79,078
Prudential Financial, Inc. 4.500% 11/15/20	25,000	27,820
Prudential Financial, Inc. VRN 5.200% 3/15/44	65,000	66,170
Prudential Financial, Inc. VRN 5.625% 6/15/43	45,000	47,700
Prudential Financial, Inc. 6.200% 11/15/40	15,000	19,018
Prudential Financial, Inc. VRN 8.875% 6/15/38	55,000	64,831
QBE Insurance Group Ltd. (b) 2.400% 5/01/18	25,000	25,245
Reinsurance Group of America, Inc. 4.700% 9/15/23	55,000	60,084
Reinsurance Group of America, Inc. 5.000% 6/01/21	40,000	44,736
Reinsurance Group of America, Inc. 6.450% 11/15/19	45,000	52,601
The Travelers Cos., Inc. 6.250% 6/15/37	25,000	34,412
USF&G Capital I (b) 8.500% 12/15/45	35,000	53,573
Voya Financial, Inc. 5.500% 7/15/22	30,000	34,668

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Voya Financial, Inc. VRN 5.650% 5/15/53	$45,000	$47,025
Willis Group Holdings PLC 4.125% 3/15/16	5,000	5,130
Willis North America, Inc. 7.000% 9/29/19	21,000	24,609
XLIT Ltd. 4.450% 3/31/25	40,000	40,259

		1,631,576

Internet — 0.2%
Expedia, Inc. 4.500% 8/15/24	210,000	212,242
Expedia, Inc. 7.456% 8/15/18	90,000	104,140
LinkedIn Corp., Convertible (b) 0.500% 11/01/19	55,000	60,363
Tencent Holdings Ltd. (b) 2.875% 2/11/20	55,000	55,400

		432,145

Investment Companies — 0.2%
Ares Capital Corp. 3.875% 1/15/20	130,000	132,276
FS Investment Corp. 4.000% 7/15/19	90,000	91,444
Xstrata Finance Canada Ltd. (b) 2.050% 10/23/15	50,000	50,210
Xstrata Finance Canada Ltd. (b) 5.800% 11/15/16	45,000	47,890

		321,820

Iron & Steel — 0.2%
Allegheny Technologies, Inc. 9.375% 6/01/19	25,000	29,937
ArcelorMittal 4.500% 8/05/15	141,000	142,057
ArcelorMittal 6.000% 8/05/20	60,000	63,675
ArcelorMittal 6.125% 6/01/18	11,000	11,819
Commercial Metals Co. 6.500% 7/15/17	30,000	31,800
Reliance Steel & Aluminum Co. 4.500% 4/15/23	30,000	30,307
Reliance Steel & Aluminum Co. 6.200% 11/15/16	55,000	58,411
Reliance Steel & Aluminum Co. 6.850% 11/15/36	55,000	64,098

		432,104

Leisure Time — 0.0%
Carnival Corp. 1.875% 12/15/17	50,000	50,178

	Principal Amount	Value
Lodging — 0.2%
Choice Hotels International, Inc. 5.700% 8/28/20	$55,000	$59,826
Marriott International, Inc. 3.375% 10/15/20	50,000	52,364
Marriott International, Inc. 5.810% 11/10/15	15,000	15,455
Marriott International, Inc. 6.200% 6/15/16	110,000	116,727
Starwood Hotels & Resorts Worldwide, Inc. 6.750% 5/15/18	5,000	5,725
Wyndham Worldwide Corp. 2.500% 3/01/18	35,000	35,147
Wyndham Worldwide Corp. 2.950% 3/01/17	15,000	15,300

		300,544

Machinery – Diversified — 0.1%
CNH Industrial Capital LLC 3.250% 2/01/17	25,000	24,875
CNH Industrial Capital LLC (b) 3.375% 7/15/19	50,000	48,500
CNH Industrial Capital LLC 3.625% 4/15/18	25,000	25,063
CNH Industrial Capital LLC 3.875% 11/01/15	70,000	70,525
CNH Industrial Capital LLC 6.250% 11/01/16	45,000	47,362
Xylem, Inc. 4.875% 10/01/21	20,000	22,040

		238,365

Manufacturing — 0.3%
Eaton Corp. 1.500% 11/02/17	25,000	25,095
General Electric Co. 4.125% 10/09/42	50,000	52,773
Harsco Corp 2.700% 10/15/15	246,000	246,000
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	40,000	46,481
SPX Corp. 6.875% 9/01/17	45,000	48,937
Tyco Electronics Group SA 6.550% 10/01/17	40,000	44,845

		464,131

Media — 0.3%
21st Century Fox America Co. 6.900% 8/15/39	25,000	34,197
CBS Corp. 7.875% 7/30/30	40,000	55,481
NBCUniversal Media LLC 6.400% 4/30/40	5,000	6,831

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Time Warner Cable, Inc. 4.500% 9/15/42	$155,000	$158,993
Time Warner Cable, Inc. 5.500% 9/01/41	75,000	86,156
Time Warner Cable, Inc. 6.750% 6/15/39	25,000	32,043
Time Warner Cable, Inc. 8.250% 4/01/19	10,000	12,231
Time Warner Cable, Inc. 8.750% 2/14/19	10,000	12,345
Time Warner, Inc. 4.700% 1/15/21	35,000	38,966
Time Warner, Inc. 6.100% 7/15/40	25,000	31,584
Time Warner, Inc. 6.250% 3/29/41	5,000	6,453
Viacom, Inc. 6.250% 4/30/16	40,000	42,378

		517,658

Mining — 0.2%
Freeport-McMoRan, Inc. 2.375% 3/15/18	20,000	19,902
Freeport-McMoRan, Inc. 4.000% 11/14/21	190,000	185,446
Freeport-McMoRan, Inc. 5.450% 3/15/43	30,000	26,889
Rio Tinto Finance USA Ltd. 9.000% 5/01/19	50,000	63,405
Vale Overseas Ltd. 6.250% 1/23/17	65,000	68,880
Vale Overseas Ltd. 6.875% 11/10/39	15,000	14,490

		379,012

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc. 4.625% 3/15/24	65,000	68,182
Pitney Bowes, Inc. 4.750% 1/15/16	25,000	25,742
Pitney Bowes, Inc. 4.750% 5/15/18	5,000	5,362
Pitney Bowes, Inc. 5.750% 9/15/17	6,000	6,508

		105,794

Office Furnishings — 0.0%
Steelcase, Inc. 6.375% 2/15/21	50,000	57,359

Oil & Gas — 1.2%
Anadarko Petroleum Corp. 6.375% 9/15/17	100,000	111,263
Anadarko Petroleum Corp. 6.450% 9/15/36	30,000	37,215

	Principal Amount	Value
Chesapeake Energy Corp. 3.250% 3/15/16	$175,000	$174,781
Chesapeake Energy Corp., Convertible 2.250% 12/15/38	10,000	9,075
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	90,000	86,231
ConocoPhillips 6.500% 2/01/39	20,000	26,980
Devon Energy Corp. 5.600% 7/15/41	40,000	46,579
Ecopetrol SA 4.250% 9/18/18	10,000	10,475
Ensco PLC 5.200% 3/15/25	75,000	75,117
Ensco PLC 5.750% 10/01/44	75,000	72,639
EQT Corp. 4.875% 11/15/21	25,000	26,309
Helmerich & Payne International Drilling Co. (b) 4.650% 3/15/25	45,000	46,603
Motiva Enterprises LLC (b) 5.750% 1/15/20	40,000	44,248
Motiva Enterprises LLC (b) 6.850% 1/15/40	35,000	42,998
Pemex Project Funding Master Trust 6.625% 6/15/38	5,000	5,625
Petrobras Global Finance BV 2.000% 5/20/16	35,000	33,478
Petrobras Global Finance BV 3.000% 1/15/19	20,000	17,266
Petrobras Global Finance BV 3.250% 3/17/17	175,000	161,438
Petrobras Global Finance BV 5.375% 1/27/21	50,000	45,358
Petrobras International Finance Co. 3.875% 1/27/16	59,000	57,872
Petrobras International Finance Co. 6.750% 1/27/41	20,000	17,707
Petroleos Mexicanos 3.125% 1/23/19	10,000	10,200
Petroleos Mexicanos 5.500% 1/21/21	60,000	65,850
Petroleos Mexicanos 6.375% 1/23/45	15,000	16,770
Pioneer Natural Resources Co. 5.875% 7/15/16	50,000	52,778
Pioneer Natural Resources Co. 7.500% 1/15/20	50,000	59,376
Rowan Cos., Inc. 4.750% 1/15/24	105,000	99,363
Rowan Cos., Inc. 4.875% 6/01/22	134,000	128,793

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Rowan Cos., Inc. 5.000% 9/01/17	$40,000	$41,200
Southwestern Energy Co. 4.050% 1/23/20	85,000	87,835
Southwestern Energy Co. 4.950% 1/23/25	50,000	50,854
Talisman Energy, Inc. 5.500% 5/15/42	20,000	19,809
Transocean, Inc. 4.950% 11/15/15	57,000	57,998
Transocean, Inc. 5.050% 12/15/16	40,000	40,400
Transocean, Inc. 6.000% 3/15/18	66,000	62,205
Valero Energy Corp. 6.125% 2/01/20	40,000	46,338

		1,989,026

Oil & Gas Services — 0.3%
Hornbeck Offshore Services, Inc. 1.500% 9/01/19	95,000	76,356
SEACOR Holdings, Inc., Convertible 3.000% 11/15/28	32,000	27,780
SESI LLC 6.375% 5/01/19	25,000	25,375
Superior Energy Services, Inc. 7.125% 12/15/21	187,000	188,870
Weatherford International Ltd. 4.500% 4/15/22	25,000	22,850
Weatherford International Ltd. 5.125% 9/15/20	138,000	134,379
Weatherford International Ltd. 5.950% 4/15/42	45,000	39,554

		515,164

Packaging & Containers — 0.0%
Brambles USA Inc., Series A (b) 5.350% 4/01/20	15,000	16,843

Pharmaceuticals — 0.4%
Actavis Funding SCS 3.000% 3/12/20	75,000	76,731
Actavis Funding SCS 3.800% 3/15/25	105,000	108,363
Actavis Funding SCS 4.750% 3/15/45	45,000	47,829
McKesson Corp. 1.292% 3/10/17	20,000	20,020
McKesson Corp. 2.284% 3/15/19	20,000	20,224
McKesson Corp. 3.796% 3/15/24	15,000	15,826
McKesson Corp. 4.750% 3/01/21	30,000	33,482

	Principal Amount	Value
McKesson Corp. 4.883% 3/15/44	$10,000	$11,476
McKesson Corp. 6.000% 3/01/41	30,000	38,540
Merck Sharp & Dohme Corp. 5.850% 6/30/39	10,000	13,212
Mylan, Inc. (b) 7.875% 7/15/20	225,000	237,715
Pfizer, Inc. 7.200% 3/15/39	35,000	51,459

		674,877

Pipelines — 0.8%
Boardwalk Pipelines LLC 5.500% 2/01/17	40,000	41,803
Boardwalk Pipelines LP 5.875% 11/15/16	95,000	99,739
CenterPoint Energy Resources Corp. 4.500% 1/15/21	25,000	27,907
CenterPoint Energy Resources Corp. 5.850% 1/15/41	20,000	25,024
Energy Transfer Partners LP FRN 3.272% 11/01/66	50,000	44,000
Energy Transfer Partners LP 4.050% 3/15/25	105,000	105,888
Energy Transfer Partners LP 4.900% 3/15/35	60,000	59,595
Enterprise Products Operating LP 3.200% 2/01/16	25,000	25,443
Kinder Morgan Energy Partners LP 4.100% 11/15/15	25,000	25,440
Kinder Morgan Energy Partners LP 6.000% 2/01/17	25,000	26,865
Kinder Morgan Energy Partners LP 6.500% 2/01/37	25,000	28,330
Kinder Morgan Energy Partners LP 6.950% 1/15/38	5,000	5,925
Kinder Morgan Finance Co. LLC (b) 6.000% 1/15/18	35,000	38,358
Kinder Morgan, Inc. 5.050% 2/15/46	190,000	189,747
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 4.500% 7/15/23	80,000	79,200
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 4.875% 12/01/24	135,000	138,024
ONEOK Partners LP 3.250% 2/01/16	25,000	25,333
ONEOK Partners LP 6.125% 2/01/41	30,000	30,732
Southern Natural Gas Co. LLC (b) 5.900% 4/01/17	55,000	59,130

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
TransCanada PipeLines Ltd. 6.200% 10/15/37	$30,000	$38,104
Williams Partners LP 5.250% 3/15/20	75,000	82,569
Williams Partners LP/ACMP Finance Corp. 4.875% 5/15/23	145,000	146,087

		1,343,243

Real Estate Investment Trusts (REITS) — 0.6%
American Tower Corp. 3.400% 2/15/19	40,000	41,307
American Tower Corp. 3.450% 9/15/21	100,000	102,077
American Tower Corp. 4.500% 1/15/18	60,000	64,409
ARC Properties Operating Partnership LP 2.000% 2/06/17	55,000	53,322
ARC Properties Operating Partnership LP 3.000% 2/06/19	25,000	24,312
Boston Properties LP 3.700% 11/15/18	20,000	21,305
Boston Properties LP 4.125% 5/15/21	30,000	32,558
Brandywine Operating Partners LP 4.950% 4/15/18	40,000	43,044
DDR Corp. 4.750% 4/15/18	15,000	16,148
DDR Corp. 7.875% 9/01/20	115,000	143,325
Developers Diversified Realty Corp. 5.500% 5/01/15	75,000	75,243
Duke Realty LP 8.250% 8/15/19	50,000	61,751
ERP Operating LP 4.625% 12/15/21	15,000	16,755
Federal Realty Investment Trust 5.900% 4/01/20	10,000	11,645
HCP, Inc. 2.625% 2/01/20	35,000	35,089
Highwoods Realty LP 5.850% 3/15/17	100,000	107,906
Liberty Property LP 3.750% 4/01/25	45,000	45,480
ProLogis LP 2.750% 2/15/19	15,000	15,300
Realty Income Corp. 2.000% 1/31/18	90,000	90,841

		1,001,817

Retail — 0.5%
Bed Bath & Beyond, Inc. 3.749% 8/01/24	15,000	15,591

	Principal Amount	Value
Bed Bath & Beyond, Inc. 5.165% 8/01/44	$35,000	$38,595
CVS Health Corp. 6.125% 9/15/39	10,000	13,055
CVS Pass-Through Trust (b) 5.926% 1/10/34	55,372	65,500
Dollar General Corp. 3.250% 4/15/23	45,000	43,729
El Puerto de Liverpool SAB de CV (b) 3.950% 10/02/24	200,000	202,240
The Home Depot, Inc. 5.950% 4/01/41	30,000	40,059
O’Reilly Automotive, Inc. 3.850% 6/15/23	23,000	23,993
O’Reilly Automotive, Inc. 4.875% 1/14/21	40,000	44,620
QVC, Inc. 3.125% 4/01/19	35,000	35,241
QVC, Inc. 4.375% 3/15/23	25,000	25,471
QVC, Inc. 4.450% 2/15/25	45,000	45,300
QVC, Inc. 5.125% 7/02/22	10,000	10,630
Tiffany & Co. (b) 4.900% 10/01/44	40,000	41,205
Wal-Mart Stores, Inc. 5.625% 4/15/41	40,000	51,814
Walgreens Boots Alliance, Inc. 2.700% 11/18/19	25,000	25,540
Walgreens Boots Alliance, Inc. 3.800% 11/18/24	50,000	51,698
Walgreens Boots Alliance, Inc. 4.800% 11/18/44	70,000	75,554

		849,835

Savings & Loans — 0.1%
Glencore Funding LLC (b) 1.700% 5/27/16	33,000	33,138
Glencore Funding LLC (b) 2.500% 1/15/19	55,000	55,026
Glencore Funding LLC (b) 3.125% 4/29/19	30,000	30,681

		118,845

Semiconductors — 0.3%
KLA-Tencor Corp. 4.650% 11/01/24	85,000	89,269
Lam Research Corp. 2.750% 3/15/20	85,000	85,475
Lam Research Corp. 3.800% 3/15/25	75,000	75,429
Microchip Technology, Inc., Convertible (b) 1.625% 2/15/25	78,000	80,974

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Micron Technology, Inc., Convertible 2.125% 2/15/33	$44,000	$109,285
Micron Technology, Inc., Convertible 3.000% 11/15/43	19,000	21,007

		461,439

Software — 0.1%
Broadridge Financial Solutions, Inc. 3.950% 9/01/20	25,000	26,476
CA, Inc. 2.875% 8/15/18	25,000	25,634
CA, Inc. 5.375% 12/01/19	40,000	44,732
Citrix Systems, Inc., Convertible (b) 0.500% 4/15/19	80,000	84,200
Microsoft Corp. 3.000% 10/01/20	5,000	5,315

		186,357

Telecommunications — 0.5%
America Movil SAB de CV 5.000% 3/30/20	25,000	28,330
America Movil SAB de CV 6.125% 3/30/40	30,000	37,194
British Telecom PLC 9.625% 12/15/30	15,000	24,739
CenturyLink, Inc. 6.150% 9/15/19	30,000	32,550
CenturyLink, Inc. 7.600% 9/15/39	10,000	10,244
Cisco Systems, Inc. 5.500% 1/15/40	10,000	12,365
Deutsche Telekom International Finance BV 8.750% 6/15/30	15,000	22,930
Embarq Corp. 7.082% 6/01/16	30,000	31,822
Rogers Communications, Inc. 7.500% 8/15/38	5,000	7,221
Sprint Communications, Inc. (b) 9.000% 11/15/18	95,000	109,012
Telefonaktiebolaget LM Ericsson 4.125% 5/15/22	25,000	26,822
Telefonica Emisiones SAU 3.992% 2/16/16	65,000	66,655
Telefonica Emisiones SAU 5.462% 2/16/21	30,000	34,285
Verizon Communications, Inc. 2.625% 2/21/20	57,000	57,990
Verizon Communications, Inc. 3.500% 11/01/24	65,000	66,519
Verizon Communications, Inc. 4.862% 8/21/46	55,000	57,581
Verizon Communications, Inc. 5.012% 8/21/54	41,000	42,541

	Principal Amount	Value
Verizon Communications, Inc. 5.150% 9/15/23	$50,000	$57,324
Verizon Communications, Inc. 6.550% 9/15/43	42,000	54,691

		780,815

Transportation — 0.2%
Asciano Finance (b) 4.625% 9/23/20	20,000	21,506
Asciano Finance (b) 5.000% 4/07/18	55,000	59,144
Canadian National Railway Co. 6.375% 11/15/37	20,000	27,885
Con-way, Inc. 7.250% 1/15/18	10,000	11,302
CSX Corp. 7.250% 5/01/27	10,000	13,139
Norfolk Southern Corp. 6.000% 5/23/2111	20,000	25,370
Ryder System, Inc. 2.500% 3/01/18	110,000	112,538
Ryder System, Inc. 2.550% 6/01/19	15,000	15,223
Ryder System, Inc. 2.650% 3/02/20	40,000	40,506
Union Pacific Corp. 4.000% 2/01/21	25,000	27,653

		354,266

Trucking & Leasing — 0.1%
GATX Corp. 2.375% 7/30/18	30,000	30,358
GATX Corp. 3.900% 3/30/23	20,000	20,937
GATX Corp. 4.750% 6/15/22	30,000	33,182
Penske Truck Leasing Co. LP/PTL Finance Corp. (b) 2.500% 6/15/19	65,000	65,085

		149,562

TOTAL CORPORATE DEBT (Cost $24,953,849)		26,105,591

MUNICIPAL OBLIGATIONS — 0.4%
JobsOhio Beverage System Series B 4.532% 1/01/35	150,000	169,047
San Diego County Regional Airport Authority 5.594% 7/01/43	200,000	225,686
State of California 5.950% 4/01/16	35,000	36,821
State of California BAB 7.550% 4/01/39	25,000	39,177

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
State of California BAB 7.600% 11/01/40	$85,000	$133,829
State of Illinois 5.365% 3/01/17	100,000	107,169

		711,729

TOTAL MUNICIPAL OBLIGATIONS (Cost $648,840)		711,729

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.7%
Auto Floor Plan ABS — 0.0%
NCF Dealer Floorplan Master Trust, Series 2014-1A, Class A FRN (b) 1.676% 10/20/20	50,000	50,002

Automobile ABS — 0.2%
American Credit Acceptance Receivables Trust, Series 2013-2, Class A (b) 1.320% 2/15/17	9,424	9,429
American Credit Acceptance Receivables Trust, Series 2012-3, Class A (b) 1.640% 11/15/16	1,434	1,435
Capital Automotive REIT, Series 2011-1A, Class A (b) 5.610% 11/15/39	95,793	103,818
CPS Auto Trust, Series 2014-C, Class A (b) 1.310% 2/15/19	82,982	82,861
CPS Auto Trust, Series 2012-D, Class A (b) 1.480% 3/16/20	33,574	33,674
First Investors Auto Owner Trust, Series 2013-3A, Class A3 (b) 1.440% 10/15/19	75,000	75,133
Flagship Credit Auto Trust, Series 2013-1, Class A (b) 1.320% 4/16/18	19,173	19,188
Flagship Credit Auto Trust, Series 2013-2, Class A (b) 1.940% 1/15/19	35,073	35,210
SNAAC Auto Receivables Trust 2013-1, Series 2013-1A, Class A (b) 1.140% 7/16/18	948	948

		361,696

Commercial MBS — 1.8%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.754% 2/10/51	56,552	61,406
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class AM VRN 5.821% 2/10/51	45,000	48,872
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4 VRN 6.213% 2/10/51	62,185	68,509

	Principal Amount	Value
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class AM VRN 6.256% 2/10/51	$50,000	$55,254
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A4B 4.943% 9/11/42	75,000	75,950
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	75,000	78,996
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	50,000	52,873
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM VRN 5.513% 1/12/45	105,000	112,228
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	40,000	43,207
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AM VRN 5.742% 9/11/38	85,000	88,738
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class AM VRN 5.896% 6/11/50	120,000	130,970
Commercial Mortgage Pass Through Certificates, Series 2013-GAM, Class A1 (b) 1.705% 2/10/28	108,108	106,895
Commercial Mortgage Pass Through Certificates, Series 2012-CR4, Class B (b) 3.703% 10/15/45	35,000	36,638
Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5 3.961% 3/10/47	77,000	84,164
Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A4 VRN 4.236% 2/10/47	55,000	61,554
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class AM VRN 5.650% 12/10/49	50,000	54,042
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 5.798% 12/10/49	83,000	90,170
DBCCRE Mortgage Trust, Series 2014-ARCP, Class A (b) 4.238% 1/10/34	100,000	109,583

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
DBRR Trust, Series 2013-EZ3, Class A VRN (b) 1.636% 12/18/49	$83,367	$83,758
GS Mortgage Securities Corp., Trust, Series 2013-NYC5 (b) 2.318% 1/10/30	100,000	101,783
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	96,073	100,753
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class AM VRN 5.466% 6/12/47	65,000	68,911
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class AM 5.204% 12/12/49	60,000	63,547
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM VRN 5.856% 9/12/49	60,000	65,337
Morgan Stanley Capital I, Series 2011-C2, Class B VRN (b) 5.200% 6/15/44	100,000	112,116
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	40,000	42,421
Morgan Stanley Capital I, Series 2006-HQ8, Class AM VRN 5.462% 3/12/44	60,000	61,898
Morgan Stanley Capital I, Series 2007-HQ11, Class AM VRN 5.478% 2/12/44	60,000	64,015
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	32,991	33,190
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.270% 1/11/43	31,407	34,907
STRIPs Ltd., Series 2012-1A, Class A (b) 1.500% 12/25/44	34,059	34,059
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.532% 8/15/39	50,000	50,549
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class AM VRN 5.321% 12/15/44	105,000	107,176
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AM 5.339% 11/15/48	70,000	74,009
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM VRN 5.466% 1/15/45	70,000	72,142

	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	$150,000	$158,156
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM VRN 5.964% 2/15/51	50,000	54,164
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4 VRN 5.964% 2/15/51	34,768	36,992
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (b) 3.349% 11/15/43	66,382	68,295
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2 (b) 3.791% 2/15/44	100,000	101,461
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B 4.311% 8/15/45	40,000	43,349
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class B (b) 4.740% 3/15/44	50,000	55,152

		3,048,189

Home Equity ABS — 0.6%
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.444% 8/25/35	38,090	37,995
ACE Securities Corp., Series 2005-HE7, Class A2D FRN 0.503% 11/25/35	28,961	28,551
Asset-Backed Funding Certificates, Series 2005-WMC1, Class M1 FRN 0.834% 6/25/35	14,946	14,834
Asset-Backed Securities Corp. Trust, Series 2005-HE2, Class M1 FRN 0.849% 2/25/35	9,167	9,086
Bayview Financial Mortgage Pass-Through Trust, Series 2005-B, Class M1 FRN 0.628% 4/28/39	32,511	31,974
Citigroup Mortgage Loan Trust, Series 2006-SHL1, Class A1 FRN (b) 0.374% 11/25/45	53,176	51,294
Citigroup Mortgage Loan Trust, Series 2003-HE4, Class A FRN (b) 0.584% 12/25/33	1,581	1,581
Citigroup Mortgage Loan Trust, Series 2005-OPT4, Class M2 FRN 0.604% 7/25/35	17,751	17,332
Countrywide Asset-Backed Certificates, Series 2005-3, Class MV2 FRN 0.623% 8/25/35	16,232	16,172

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.634% 9/25/34	$8,868	$8,713
Countrywide Asset-Backed Certificates, Series 2005-6, Class M1 FRN 0.664% 12/25/35	4,619	4,611
Credit-Based Asset Servicing and Securitization LLC, Series 2006-RP2, Class A2 FRN (b) 0.464% 7/25/36	7,315	7,294
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1 FRN 0.594% 5/25/36	45,853	44,892
First Franklin Mortgage Loan Trust, Series 2005-FF4, Class M1 FRN 0.604% 5/25/35	26,045	25,949
First Franklin Mortgage Loan Trust, Series 2005-FF7, Class M1 FRN 0.624% 7/25/35	48,949	48,581
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.414% 1/25/36	19,760	19,234
GSAMP Trust, Series 2005-AHL, Class M1 FRN 0.604% 4/25/35	19,255	18,391
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.344% 8/25/36	17,848	17,642
Home Equity Asset Trust, Series 2005-4, Class M2 FRN 0.834% 10/25/35	2,107	2,107
JP Morgan Mortgage Acquisition Corp., Series 2005-FLD1, Class M2 FRN 0.909% 7/25/35	11,847	11,825
Lake Country Mortgage Loan Trust, Series 2005-HE1, Class M1 FRN (b) 0.954% 12/25/32	11,288	11,298
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2 FRN 0.969% 2/25/35	48,328	46,298
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2 FRN 0.999% 6/25/35	72,073	69,580
MASTR Asset-Backed Securities Trust, Series 2005-WMC1, Class M3 FRN 0.894% 3/25/35	75,000	69,754
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (b) 0.913% 6/28/35	60,790	60,398
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M2 FRN (b) 0.943% 6/28/35	100,000	92,091

	Principal Amount	Value
Morgan Stanley Capital, Inc., Series 2005-WMC6, Class M2 FRN 0.924% 7/25/35	$27,751	$27,839
Morgan Stanley Home Equity Loan Trust, Series 2005-3, Class M1 FRN 0.624% 8/25/35	25,477	25,461
NovaStar Mortgage Funding Trust, Series 2005-3, Class A2D FRN 0.544% 1/25/36	75,429	74,616
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A FRN 0.434% 9/25/35	24,739	24,601
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.554% 8/25/35	20,012	19,818
Park Place Securities, Inc., Series 2005-WHQ1, Class M2 FRN 0.674% 3/25/35	18,402	18,360
Security National Mortgage Loan Trust, Series 2006-3A, Class A1 FRN (b) 0.454% 1/25/37	44,026	43,903
Structured Asset Investment Loan Trust, Series 2005-7, Class A5 FRN 0.534% 8/25/35	12,688	12,598

		1,014,673

Other ABS — 2.2%
321 Henderson Receivables I LLC, Series 2015-1A, Class A (b) 3.260% 9/15/72	50,000	49,971
AIMCO CLO Ltd., Series 2014-AA, Class A FRN (b) 1.797% 7/20/26	250,000	249,842
Alterna Funding I LLC, Series 2014-1A, Class NOTE (b) 1.639% 2/15/21	80,307	80,407
Applebee’s/IHOP Funding LLC, Series 2014-1, Class A2 (b) 4.277% 9/05/44	90,000	93,154
BCC Funding VIII LLC, Series 2014-1A, Class A (b) 1.794% 6/20/20	55,447	55,412
CLI Funding LLC, Series 2006-1A, Class A FRN (b) 0.353% 8/18/21	32,144	31,967
CLI Funding V LLC, Series 2014-1A, Class A (b) 3.290% 6/18/29	92,384	93,165
DB Master Finance LLC, Series 2015-1A, Class A2I (b) 3.262% 2/20/45	60,000	60,010
Diamond Resorts Owner Trust, Series 2014-1, Class A (b) 2.540% 5/20/27	81,891	82,170

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (b) 5.216% 1/25/42	$96,625	$101,145
Eaton Vance CLO, Series 2014-1A, Class A FRN (b) 1.703% 7/15/26	250,000	249,284
Element Rail Leasing II LLC, Series 2015-1A, Class A1 (b) 2.707% 2/19/45	100,000	100,364
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 (b) 4.212% 10/15/42	93,253	93,486
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A FRN (b) 1.406% 4/25/25	250,000	245,352
Hilton Grand Vacations Trust, Series 2013-A, Class A (b) 2.280% 1/25/26	62,331	62,844
Icon Brand Holdings LLC, Series 2012-1A, Class A (b) 4.229% 1/25/43	42,911	42,989
Icon Brand Holdings LLC, Series 2013-1A, Class A (b) 4.352% 1/25/43	44,331	45,040
LCM Ltd., Series 16A, Class A FRN (b) 1.753% 7/15/26	250,000	249,775
Madison Park Funding XII Ltd., Series 2014-12A, Class A FRN (b) 1.757% 7/20/26	250,000	250,000
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M4 FRN 1.119% 4/25/35	101,183	100,081
MVW Owner Trust, Series 2013-1A, Class A (b) 2.150% 4/22/30	59,896	60,055
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (b) 1.558% 7/20/18	66,011	65,998
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class A FRN (b) 1.351% 4/20/25	200,000	196,703
RAAC, Series 2005-RP2, Class M1 FRN (b) 0.824% 6/25/35	13,080	13,067
Race Point VIII CLO Ltd., Series 2012-7A, Class A FRN (b) 1.675% 11/08/24	250,000	249,538
SBA Tower Trust, Series 2014-1A, Class C STEP (b) 2.898% 10/15/44	100,000	101,215
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (b) 2.840% 11/20/28	22,090	22,362

	Principal Amount	Value
Sierra Receivables Funding Co. LLC, Series 2011-1A, Class A (b) 3.350% 4/20/26	$15,964	$16,147
Sonic Capital LLC, Series 2011-1A, Class A2 (b) 5.438% 5/20/41	55,310	58,475
Specialty Underwriting & Residential Finance Trust, Series 2005-AB2, Class M1 FRN 0.624% 6/25/36	40,000	38,124
SpringCastle America Funding LLC, Series 2014-AA, Class A (b) 2.700% 5/25/23	115,826	116,111
Springleaf Funding Trust, Series 2013-AA, Class A (b) 2.580% 9/15/21	86,177	86,182
SVO VOI Mortgage LLC, Series 2012-AA, Class A (b) 2.000% 9/20/29	56,612	56,424
TAL Advantage LLC, Series 2006-1A FRN (b) 0.366% 4/20/21	43,333	43,260
TAL Advantage LLC, Series 2010-1A, Class A (b) 3.250% 7/21/25	133,333	135,543
Trafigura Securitisation Finance PLC, Series 2012-1A, Class A FRN (b) 2.575% 10/15/15	100,000	100,036
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (b) 4.370% 7/15/41	56,228	59,006

		3,754,704

Student Loans ABS — 0.8%
Access Group, Inc., Series 2007-A, Class A2 FRN 0.392% 8/25/26	11,177	11,155
Access Group, Inc., Series 2003-A, Class A3 FRN 1.225% 7/01/38	31,151	28,305
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 1.678% 1/25/47	35,000	29,617
College Loan Corp. Trust I, Series 2003-1, Class A6 FRN (b) 0.305% 3/01/42	100,000	97,700
College Loan Corp. Trust I, Series 2002-1, Class A5 FRN (b) 0.994% 3/01/42	50,000	48,055
College Loan Corp. Trust I, Series 2002-2, Class A29 FRN (b) 1.522% 3/01/42	50,000	48,615

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
EdLinc Student Loan Funding Trust, Series 2012-1, Class B FRN (b) 4.414% 11/26/40	$65,000	$72,903
Education Funding Capital Trust I, Series 2004-1, Class A6 FRN 1.673% 6/15/43	50,000	49,465
Education Funding Capital Trust I, Series 2004-1, Class A4 FRN 1.675% 6/15/43	50,000	49,981
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.902% 6/15/43	50,000	47,683
Education Loan Asset-Backed Trust I, Series 2003-2, Class 2A1 FRN (b) 0.028% 8/01/43	50,000	48,099
Goal Capital Funding Trust, Series 2007-1, Class C1 FRN 0.667% 6/25/42	19,842	19,842
Kentucky Higher Education Student Loan Corp., Series 2015-1, Class A1 FRN 0.922% 12/01/31	100,000	100,198
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2 FRN 0.556% 10/28/41	54,991	54,811
Mississippi Higher Education Assistance Corp., Series 2014-1, Class A1 FRN 0.854% 10/25/35	90,579	90,760
National Collegiate Student Loan Trust, Series 2007-1, Class A2 FRN 0.304% 11/27/28	75,368	74,622
National Collegiate Student Loan Trust, Series 2006-3, Class A3 FRN 0.324% 10/25/27	118,434	116,669
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (b) 0.974% 4/25/46	23,559	23,685
Northstar Education Finance, Inc., Series 2006-A, Class A3 FRN 0.472% 5/28/26	11,616	11,609
Securitized Asset-Backed Receivables LLC, Series 2005-HE1, Class A3C, ABS, FRN FRN 0.834% 10/25/35	58,060	56,947
SLM Student Loan Trust, Series 2006-10, Class B FRN 0.476% 3/25/44	85,428	74,833
SLM Student Loan Trust, Series 2004-6, Class B FRN 0.636% 4/25/25	100,000	95,548
SLM Student Loan Trust, Series 2003-5, Class A7 FRN 0.950% 6/17/30	50,000	50,000

	Principal Amount	Value
SLM Student Loan Trust, Series 2003-5, Class A9 FRN 0.950% 6/17/30	$50,000	$50,000

		1,351,102

WL Collateral CMO — 0.1%
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 FRN 2.659% 2/25/34	6,998	6,929
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 2.909% 9/25/33	2,062	1,953
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 FRN 2.474% 8/25/34	5,816	5,564
HSI Asset Securitization Corp. Trust, Series 2005, Class IIA3 FRN 0.534% 7/25/35	1,860	1,854
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A FRN 2.371% 8/25/34	21,664	18,259
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.424% 8/25/36	13,867	13,585
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA FRN 2.591% 7/25/33	1,629	1,614
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA FRN 2.600% 2/25/34	2,878	2,751
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.375% 2/25/34	76	78
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A FRN 2.535% 3/25/34	12,942	13,154
WaMu Mortgage Pass-Through Certificates, Series 2004-AR2, Class A FRN 1.528% 4/25/44	30,836	32,014

		97,755

WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.423% 11/25/37	19,078	18,915
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.760% 6/25/32	8,752	8,561

		27,476

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $9,664,711)		9,705,597

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SOVEREIGN DEBT OBLIGATIONS — 0.3%
Colombia Government International Bond 7.375% 3/18/19	$40,000	$47,260
Mexico Government International Bond 4.750% 3/08/44	91,000	95,550
Peruvian Government International Bond 6.550% 3/14/37	20,000	26,625
Poland Government International Bond 6.375% 7/15/19	50,000	58,813
Province of Quebec Canada 7.500% 9/15/29	20,000	30,323
Republic of Brazil International Bond 5.625% 1/07/41	65,000	66,137
Republic of Turkey International Bond 4.875% 4/16/43	19,000	18,763
United Mexican States 5.125% 1/15/20	35,000	39,235
United Mexican States 6.750% 9/27/34	35,000	46,725

		429,431

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $398,631)		429,431

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 8.6%
Collateralized Mortgage Obligations — 0.7%
Federal Home Loan Mortgage Corp.
Series 4303, Class AP 3.000% 8/15/43	208,236	216,976
Series 4290, Class CA 3.500% 12/15/38	116,193	123,255
Series 2617, Class Z 5.500% 5/15/33	105,896	119,806
Series 2693, Class Z 5.500% 10/15/33	185,372	207,285
Series 3423, Class PB 5.500% 3/15/38	30,000	34,587
Federal National Mortgage Association
Series 2014-7, Class VA 3.500% 5/25/25	63,917	68,747
Series 2014-48, Class AB 4.000% 10/25/40	163,801	175,922
Series 2007-32, Class Z 5.500% 4/25/37	62,410	69,788
Series 2010-60, Class HJ 5.500% 5/25/40	36,702	41,002
Federal National Mortgage Association Benchmark REMIC Series 2007-B2, Class ZA 5.500% 6/25/37	53,796	58,801

	Principal Amount	Value
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	$42,724	$47,609

		1,163,778

Pass-Through Securities — 7.9%
Federal Home Loan Mortgage Corp.
Pool #G05253 5.000% 2/01/39	19,562	21,713
Pool #E85389 6.000% 9/01/16	3,201	3,295
Pool #G11431 6.000% 2/01/18	1,201	1,249
Pool #E85015 6.500% 8/01/16	982	1,012
Pool #G00729 8.000% 6/01/27	20,991	25,195
Pool #554904 9.000% 3/01/17	53	56
Federal National Mortgage Association
Pool #725692 2.270% 10/01/33 FRN	21,978	23,366
Pool #888586 2.340% 10/01/34 FRN	38,804	41,360
Pool #890564 3.000% 6/01/43	170,741	175,730
Pool #AB8527 3.500% 3/01/43	100,744	106,738
Pool #AR8708 3.500% 4/01/43	51,350	54,405
Pool #AT0998 3.500% 4/01/43	248,218	262,985
Pool #AT4050 3.500% 5/01/43	63,660	67,447
Pool #MA1463 3.500% 6/01/43	167,653	177,627
Pool #AB6261 4.000% 9/01/42	431,805	470,195
Pool #564594 7.000% 1/01/31	8,082	9,473
Pool #253795 7.000% 5/01/31	7,576	8,942
Pool #507061 7.500% 10/01/29	838	1,004
Pool #527761 7.500% 2/01/30	1,850	2,150
Pool #531196 7.500% 2/01/30	965	1,164
Pool #534119 7.500% 3/01/30	249	301
Pool #534420 7.500% 3/01/30	676	815
Pool #253183 7.500% 4/01/30	3,260	3,914

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #253265 7.500% 5/01/30	$2,621	$3,124
Pool #535248 8.000% 4/01/30	194	235
Pool #539460 8.000% 5/01/30	1,965	2,399
Pool #546988 8.000% 7/01/30	657	676
Pool #190317 8.000% 8/01/31	2,365	2,878
Federal National Mortgage Association TBA
Pool #927 2.500% 7/01/42 (c)	1,125,000	1,114,102
Pool #6237 3.000% 10/01/42 (c)	2,409,000	2,463,203
Pool #11192 4.000% 5/01/42 (c)	1,825,000	1,951,467
Government National Mortgage Association
Pool #783896 3.500% 5/15/44	234,572	248,747
Pool #351528 7.000% 8/15/23	5,004	5,368
Pool #352049 7.000% 10/15/23	1,161	1,324
Pool #588012 7.000% 7/15/32	3,422	4,087
Pool #591581 7.000% 8/15/32	2,954	3,532
Pool #185306 7.500% 4/15/17	881	900
Pool #189371 7.500% 6/15/17	705	736
Government National Mortgage Association II
Pool #82488 1.625% 3/20/40 FRN	35,658	37,010
Pool #82462 3.500% 1/20/40 FRN	32,274	33,608
Government National Mortgage Association II TBA
Pool #587 3.000% 1/01/43 (c)	3,825,000	3,940,049
Pool #304 3.500% 3/01/43 (c)	800,000	842,000
Pool #1235 4.000% 1/01/43 (c)	1,150,000	1,225,109

		13,340,690

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $14,380,770)		14,504,468

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 2.1%
U.S. Treasury Bonds & Notes — 2.1%
U.S. Treasury Bond (d) (e) 2.750% 8/15/42	$460,000	$478,265
U.S. Treasury Bond 3.000% 11/15/44	410,000	449,078
U.S. Treasury Bond 3.375% 5/15/44	340,000	398,384
U.S. Treasury Bond 3.500% 2/15/39	315,000	372,924
U.S. Treasury Note 1.000% 12/15/17	1,030,000	1,035,331
U.S. Treasury Note 1.500% 11/30/19	375,000	377,780
U.S. Treasury Note 2.250% 11/15/24	440,000	452,225

		3,563,987

TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,421,658)		3,563,987

TOTAL BONDS & NOTES (Cost $53,468,459)		55,020,803

	Number of Shares
MUTUAL FUNDS — 4.0%
Diversified Financial — 4.0%
iShares China Large-Cap ETF	1,600	71,120
iShares MSCI Australia Index Fund	5,300	121,158
iShares MSCI Brazil Capped Index Fund	1,500	47,055
iShares MSCI France Index Fund	2,900	75,342
iShares MSCI Germany Index Fund	4,500	134,280
iShares MSCI Hong Kong Index Fund	1,900	41,667
iShares MSCI Italy Capped Index Fund	2,400	35,520
iShares MSCI Japan Index Fund	22,900	286,937
iShares MSCI Netherlands Investable Market Index Fund	100	2,529
iShares MSCI Poland Capped Investable Market Index Fund	2,300	53,774
iShares MSCI Singapore ETF	1,700	21,760
iShares MSCI South Africa Index Fund	800	53,616
iShares MSCI Spain Index Fund	1,600	55,648
iShares MSCI Sweden Index Fund	1,400	46,872
iShares MSCI Switzerland Capped Index Fund	2,600	86,346
iShares MSCI Turkey Investable Market Index Fund	1,400	64,960

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
iShares MSCI United Kingdom ETF	14,000	$252,140
Vanguard FTSE Developed Markets ETF	74,840	2,980,877
Vanguard MSCI Emerging Markets ETF	55,800	2,280,546

		6,712,147

TOTAL MUTUAL FUNDS (Cost $6,370,069)		6,712,147

	Notional Amount
PURCHASED OPTIONS — 0.0%
Financial — 0.0%
Diversified Financial — 0.0%
3-Month USD LIBOR BBA 10 Year Swaption, Call, Expires 4/25/16, Strike 1.90 (OTC — Credit Suisse International); Underlying swap terminates 4/27/26	$4,290,000	68,865

TOTAL PURCHASED OPTIONS (Cost $69,654)		68,865

	Number of Shares
RIGHTS — 0.0%
Consumer, Cyclical — 0.0%
Retail — 0.0%
Safeway Casa Ley Contingent Value (a) (f)	3,821	3,859
Safeway PDC LLC Contingent Value (a) (f)	3,821	191

		4,050

TOTAL RIGHTS (Cost $4,050)		4,050

TOTAL LONG-TERM INVESTMENTS (Cost $154,203,407)		163,484,509

	Principal Amount
SHORT-TERM INVESTMENTS — 9.9%
Commercial Paper — 8.5%
Ameren Corp. 0.600% 4/08/15	$1,333,000	1,332,844
Anadarko Petro Corp. (b) 0.560% 4/02/15	273,000	272,996
Anadarko Petro Corp. (b) 0.680% 4/30/15	557,000	556,695

	Principal Amount	Value
Apache Corp. (b) 0.600% 4/06/15	$1,000,000	$999,917
AutoZone, Inc. (b) 0.580% 4/01/15	859,000	859,000
Baxter International, Inc. (b) 0.570% 4/09/15	600,000	599,924
Discovery Communications LLC (b) 0.550% 4/06/15	709,000	708,946
Dominion Resources, Inc. (b) 0.460% 5/06/15	483,000	482,784
Ecolab, Inc. (b) 0.550% 4/14/15	813,000	812,838
Edison International (b) 0.560% 4/24/15	987,000	986,647
Encana Corp. (b) 0.680% 4/21/15	447,000	446,831
Eversource Energy (b) 0.500% 4/13/15	588,000	587,902
Hyundai Capital America (b) 0.570% 4/23/15	436,000	435,848
Marriott International, Inc. (b) 0.650% 5/18/15	1,193,000	1,191,988
Pentair Finance (b) 0.700% 4/27/15	419,000	418,788
Rockwell Collins, Inc. (b) 0.500% 4/02/15	1,000,000	999,986
South Carolina Electric & Gas 0.450% 4/02/15	790,000	789,990
Starwood Hotels (b) 0.550% 4/15/15	600,000	599,872
Tate & Lyle International Finance PLC (b) 0.490% 4/07/15	510,000	509,958
Westar Energy, Inc. (b) 0.550% 4/10/15	736,000	735,899

		14,329,653

Repurchase Agreement — 1.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/15, 0.010%, due 4/01/15 (g)	2,367,540	2,367,540

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/15	1,452	1,452

TOTAL SHORT-TERM INVESTMENTS (Cost $16,698,645)		16,698,645

TOTAL INVESTMENTS — 106.7% (Cost $170,902,052) (h)		180,183,154

Other Assets/(Liabilities) — (6.7)%		(11,341,275)

NET ASSETS — 100.0%		$168,841,879

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
ETF	Exchange-Traded Fund
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
OTC	Over-the-counter
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, these securities amounted to a value of $21,994,449 or 13.03% of net assets.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(e)	All or a portion of this security is held as collateral for open swap agreements. (Note 2).
(f)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2015, these securities amounted to a value of $4,050 or 0.00% of net assets.
(g)	Maturity value of $2,367,541. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 11/25/38, and an aggregate market value, including accrued interest, of $2,414,929.
(h)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Value Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.3%

COMMON STOCK — 99.3%
Basic Materials — 0.9%
Chemicals — 0.5%
LyondellBasell Industries NV Class A	5,007	$439,615

Mining — 0.4%
Freeport-McMoRan, Inc.	18,840	357,018

		796,633

Communications — 4.5%
Media — 2.7%
DISH Network Corp. Class A (a)	11,920	835,115
The Walt Disney Co.	14,520	1,523,003

		2,358,118

Telecommunications — 1.8%
Verizon Communications, Inc.	31,525	1,533,061

		3,891,179

Consumer, Cyclical — 12.6%
Airlines — 0.7%
Delta Air Lines, Inc.	13,599	611,411

Auto Manufacturers — 0.8%
Ford Motor Co.	44,710	721,619

Automotive & Parts — 1.6%
Johnson Controls, Inc.	27,270	1,375,499

Entertainment — 0.8%
Cinemark Holdings, Inc.	16,098	725,537

Household Products — 1.2%
Reckitt Benckiser Group PLC Sponsored ADR (United Kingdom)	58,921	1,008,138

Housewares — 0.7%
Newell Rubbermaid, Inc.	14,235	556,162

Leisure Time — 1.4%
Carnival Corp.	24,740	1,183,562

Retail — 5.4%
Costco Wholesale Corp.	4,756	720,510
The Gap, Inc.	15,890	688,514
Kohl’s Corp.	18,860	1,475,795
Wal-Mart Stores, Inc.	13,130	1,079,942
Walgreens Boots Alliance, Inc.	8,300	702,844

		4,667,605

		10,849,533

Consumer, Non-cyclical — 21.6%
Agriculture — 1.5%
Lorillard, Inc.	19,610	1,281,513

Beverages — 1.0%
PepsiCo, Inc.	8,817	843,082

	Number of Shares	Value
Biotechnology — 0.8%
Amgen, Inc.	4,444	$710,373

Foods — 1.9%
ConAgra Foods, Inc.	11,574	422,798
Kraft Foods Group, Inc.	13,980	1,217,868

		1,640,666

Health Care – Products — 0.7%
Baxter International, Inc.	8,062	552,247

Health Care – Services — 4.1%
HCA Holdings, Inc. (a)	8,150	613,125
Thermo Fisher Scientific, Inc.	5,670	761,708
UnitedHealth Group, Inc.	18,470	2,184,816

		3,559,649

Pharmaceuticals — 11.6%
Cardinal Health, Inc.	21,800	1,967,886
Eli Lilly & Co.	11,970	869,620
Gilead Sciences, Inc. (a)	5,980	586,817
Merck & Co., Inc.	22,641	1,301,405
Pfizer, Inc.	64,020	2,227,256
Quintiles Transnational Holdings, Inc. (a)	7,030	470,799
Roche Holding AG Sponsored ADR (Switzerland)	22,144	761,311
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	29,500	1,837,850

		10,022,944

		18,610,474

Energy — 8.3%
Oil & Gas — 6.3%
Anadarko Petroleum Corp.	6,670	552,343
BP PLC Sponsored ADR (United Kingdom)	26,960	1,054,406
Occidental Petroleum Corp.	13,225	965,425
Phillips 66	9,050	711,330
Suncor Energy, Inc.	73,710	2,156,017

		5,439,521

Oil & Gas Services — 0.8%
Schlumberger Ltd.	8,148	679,869

Pipelines — 1.2%
Enbridge, Inc.	21,130	1,024,805

		7,144,195

Financial — 24.7%
Banks — 5.0%
Bank of America Corp.	94,330	1,451,739
Capital One Financial Corp.	8,628	680,059
Intesa Sanpaolo SpA Sponsored ADR (Italy)	24,880	507,054
KeyCorp	14,660	207,586
State Street Corp.	6,780	498,533

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Zions Bancorp	35,407	$955,989

		4,300,960

Diversified Financial — 12.7%
Ally Financial, Inc. (a)	42,080	882,838
Citigroup, Inc.	57,270	2,950,550
The Goldman Sachs Group, Inc.	7,118	1,337,970
Invesco Ltd.	11,033	437,900
JP Morgan Chase & Co.	39,510	2,393,516
Morgan Stanley	53,747	1,918,230
Navient Corp.	26,041	529,414
T. Rowe Price Group, Inc.	5,809	470,413

		10,920,831

Insurance — 5.5%
The Allstate Corp.	9,876	702,875
American International Group, Inc.	30,500	1,671,095
Aon PLC	9,128	877,383
Genworth Financial, Inc. Class A (a)	46,940	343,132
MetLife, Inc.	22,544	1,139,599

		4,734,084

Real Estate Investment Trusts (REITS) — 1.5%
Equity Residential	8,415	655,192
Public Storage	3,327	655,885

		1,311,077

		21,266,952

Industrial — 12.0%
Building Materials — 1.2%
Louisiana-Pacific Corp. (a)	59,750	986,472

Electronics — 1.7%
TE Connectivity Ltd.	20,843	1,492,775

Environmental Controls — 1.2%
Waste Management, Inc.	18,673	1,012,637

Machinery – Construction & Mining — 0.6%
Caterpillar, Inc.	6,424	514,113

Manufacturing — 5.8%
Danaher Corp.	18,055	1,532,870
Eaton Corp. PLC	31,350	2,129,919
Parker Hannifin Corp.	11,344	1,347,440

		5,010,229

Transportation — 1.5%
CSX Corp.	26,740	885,629
FedEx Corp.	2,540	420,243

		1,305,872

		10,322,098

Technology — 12.8%
Computers — 4.4%
Apple, Inc.	11,474	1,427,710
EMC Corp.	13,140	335,858

	Number of Shares	Value
International Business Machines Corp.	3,240	$520,020
SanDisk Corp.	8,006	509,342
Synopsys, Inc. (a)	13,179	610,451
Western Digital Corp.	4,014	365,314

		3,768,695

Internet — 0.7%
Check Point Software Technologies Ltd. (a)	7,322	600,184

Semiconductors — 4.3%
Broadcom Corp. Class A	36,052	1,560,871
Intel Corp.	43,443	1,358,463
Micron Technology, Inc. (a)	29,875	810,509

		3,729,843

Software — 3.4%
Citrix Systems, Inc. (a)	6,311	403,084
Microsoft Corp.	14,108	573,561
Oracle Corp.	44,881	1,936,615

		2,913,260

		11,011,982

Utilities — 1.9%
Electric — 1.9%
Edison International	25,983	1,623,158

TOTAL COMMON STOCK (Cost $74,612,870)		85,516,204

TOTAL EQUITIES (Cost $74,612,870)		85,516,204

TOTAL LONG-TERM INVESTMENTS (Cost $74,612,870)		85,516,204

	Principal Amount
SHORT-TERM INVESTMENTS — 0.1%
Repurchase Agreement — 0.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/15, 0.010%, due 4/01/15 (b)	$73,727	73,727

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/15	2,886	2,886

TOTAL SHORT-TERM INVESTMENTS (Cost $76,613)		76,613

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Value Fund – Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS — 99.4% (Cost $74,689,483) (c)	$85,592,817

Other Assets/(Liabilities) — 0.6%	537,173

NET ASSETS — 100.0%	$86,129,990

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $73,728. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/15/40, and an aggregate market value, including accrued interest, of $75,946.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.2%

COMMON STOCK — 98.2%
Basic Materials — 2.6%
Chemicals — 1.2%
Air Products & Chemicals, Inc.	200	$30,256
Albemarle Corp.	10,000	528,400
Ashland, Inc.	2,300	292,813
Cabot Corp.	5,600	252,000
Celanese Corp. Series A	5,300	296,058
CF Industries Holdings, Inc.	2,498	708,633
Cytec Industries, Inc.	80	4,323
The Dow Chemical Co.	25,910	1,243,162
Huntsman Corp.	1,900	42,123
The Mosaic Co.	11,600	534,296
Rayonier Advanced Materials, Inc.	20,400	303,960
Sigma-Aldrich Corp.	1,230	170,048
W.R. Grace & Co. (a)	100	9,887
Westlake Chemical Corp.	60	4,316

		4,420,275

Forest Products & Paper — 0.6%
Domtar Corp.	13,200	610,104
International Paper Co.	14,000	776,860
Rock-Tenn Co. Class A	10,040	647,580

		2,034,544

Iron & Steel — 0.5%
Cliffs Natural Resources, Inc.	100,800	484,848
Steel Dynamics, Inc.	8,800	176,880
United States Steel Corp.	42,090	1,026,996

		1,688,724

Mining — 0.3%
Alcoa, Inc.	43,600	563,312
Freeport-McMoRan, Inc.	2,931	55,542
Newmont Mining Corp.	9,200	199,732
Royal Gold, Inc.	3,100	195,641

		1,014,227

		9,157,770

Communications — 6.2%
Internet — 0.5%
HomeAway, Inc. (a)	10,700	322,819
Liberty Interactive Corp. Class A (a)	1,100	32,109
Symantec Corp.	12,400	289,726
Yahoo!, Inc. (a)	28,500	1,266,398

		1,911,052

Media — 1.6%
Comcast Corp. Class A	400	22,588
DISH Network Corp. Class A (a)	7,300	511,438
Gannett Co., Inc.	18,555	688,019
Graham Holdings Co. Class B	136	142,750

	Number of Shares	Value
John Wiley & Sons, Inc. Class A	1,400	$85,596
Liberty Broadband Corp. Class A (a)	87	4,914
Liberty Media Corp. Class A (a)	350	13,492
News Corp. Class A (a)	18,000	288,180
Nielsen NV	1,700	75,769
Starz Class A (a)	8,757	301,328
Thomson Reuters Corp.	5,300	214,968
Time Warner, Inc.	25,390	2,143,932
Twenty-First Century Fox Class A	17,300	585,432
The Walt Disney Co.	4,990	523,401

		5,601,807

Telecommunications — 4.1%
Amdocs Ltd.	9,100	495,040
AT&T, Inc.	158,914	5,188,542
CenturyLink, Inc.	23,407	808,712
Cisco Systems, Inc.	200,200	5,510,505
Corning, Inc.	33,200	752,976
EchoStar Corp. Class A (a)	7,800	403,416
Frontier Communications Corp.	26,189	184,632
Harris Corp.	5,800	456,808
Juniper Networks, Inc.	17,000	383,860
T-Mobile US, Inc. (a)	5,250	166,373
Telephone & Data Systems, Inc.	1,918	47,758
Windstream Corp.	68,362	505,879

		14,904,501

		22,417,360

Consumer, Cyclical — 8.3%
Airlines — 0.8%
Alaska Air Group, Inc.	13,000	860,340
Copa Holdings SA Class A	2,100	212,037
Delta Air Lines, Inc.	25,700	1,155,472
Southwest Airlines Co.	10,900	482,870

		2,710,719

Auto Manufacturers — 1.7%
Ford Motor Co.	191,100	3,084,354
General Motors Co.	82,200	3,082,500
Paccar, Inc.	700	44,198

		6,211,052

Automotive & Parts — 0.3%
Johnson Controls, Inc.	7,800	393,432
Lear Corp.	600	66,492
TRW Automotive Holdings Corp. (a)	3,090	323,986
Visteon Corp/New (a)	1,700	163,880

		947,790

Distribution & Wholesale — 0.2%
Genuine Parts Co.	3,200	298,208
Tech Data Corp. (a)	4,500	259,965
WESCO International, Inc. (a)	1,200	83,868

		642,041

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Entertainment — 0.0%
Gaming and Leisure Properties, Inc.	76	$2,802
Regal Entertainment Group Class A	5,200	118,768

		121,570

Home Builders — 0.0%
PulteGroup, Inc.	700	15,561

Housewares — 0.1%
Newell Rubbermaid, Inc.	5,600	218,792

Leisure Time — 0.2%
Carnival Corp.	11,600	554,944
Royal Caribbean Cruises Ltd.	4,300	351,955

		906,899

Lodging — 0.3%
Hyatt Hotels Corp. Class A (a)	100	5,922
Marriott International, Inc. Class A	6,900	554,208
MGM Resorts International (a)	14,400	302,832
Starwood Hotels & Resorts Worldwide, Inc.	2,900	242,150

		1,105,112

Retail — 4.5%
Abercrombie & Fitch Co. Class A	50,600	1,115,224
Bed Bath & Beyond, Inc. (a)	6,000	460,650
Best Buy Co., Inc.	21,800	823,822
Big Lots, Inc.	6,400	307,392
Chico’s FAS, Inc.	2,500	44,225
CST Brands, Inc.	26,300	1,152,729
CVS Health Corp.	25,810	2,663,850
Dillard’s, Inc. Class A	1,740	237,528
Dollar General Corp. (a)	2,200	165,836
DSW, Inc. Class A	1,000	36,880
Foot Locker, Inc.	5,600	352,800
GameStop Corp. Class A	4,700	178,412
J.C. Penney Co., Inc. (a)	68,500	576,085
Kohl’s Corp.	7,100	555,575
L Brands, Inc.	6,600	622,314
Macy’s, Inc.	7,744	502,663
The Michaels Cos., Inc. (a)	17,400	470,844
Rite Aid Corp. (a)	35,500	308,495
Sears Holdings Corp. (a)	14,000	579,320
Staples, Inc.	28,400	462,494
Target Corp.	21,200	1,739,884
Wal-Mart Stores, Inc.	22,700	1,867,075
Walgreens Boots Alliance, Inc.	9,200	779,056
World Fuel Services Corp.	3,500	201,180

		16,204,333

Textiles — 0.2%
Cintas Corp.	7,300	595,899

		29,679,768

	Number of Shares	Value
Consumer, Non-cyclical — 19.5%
Agriculture — 1.0%
Altria Group, Inc.	3,800	$190,076
Archer-Daniels-Midland Co.	35,700	1,692,180
Bunge Ltd.	8,300	683,588
Philip Morris International, Inc.	12,100	911,493
Reynolds American, Inc.	1,840	126,794

		3,604,131

Beverages — 0.1%
Molson Coors Brewing Co. Class B	5,860	436,277

Biotechnology — 0.5%
Amgen, Inc.	6,890	1,101,367
Bio-Rad Laboratories, Inc. Class A (a)	4,200	567,756
Charles River Laboratories International, Inc. (a)	600	47,574
Myriad Genetics, Inc. (a)	4,700	166,380

		1,883,077

Commercial Services — 0.6%
The ADT Corp.	4,600	190,992
Apollo Education Group, Inc. (a)	1,400	26,488
Booz Allen Hamilton Holding Corp.	6,100	176,534
Corrections Corporation of America	1,505	60,591
DeVry, Inc.	18,100	603,816
Donnelley (R.R.) & Sons Co.	15,700	301,283
KAR Auction Services, Inc.	800	30,344
Live Nation Entertainment, Inc. (a)	1,300	32,799
Manpower, Inc.	1,200	103,380
Paychex, Inc.	300	14,884
Service Corp. International	5,400	140,670
Total System Services, Inc.	700	26,705
Vectrus, Inc. (a)	18,683	476,230

		2,184,716

Cosmetics & Personal Care — 1.9%
Avon Products, Inc.	79,300	633,607
Colgate-Palmolive Co.	2,600	180,284
Coty, Inc.	10,200	247,554
The Procter & Gamble Co.	70,510	5,777,589

		6,839,034

Foods — 0.7%
ConAgra Foods, Inc.	6,200	226,486
Ingredion, Inc.	7,270	565,751
The J.M. Smucker Co.	1,820	210,629
Kellogg Co.	7,000	461,650
Mondelez International, Inc. Class A	1,650	59,549
Pilgrim’s Pride Corp.	35,000	790,650
Sysco Corp.	3,300	124,509
Tyson Foods, Inc. Class A	2,200	84,260

		2,523,484

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Products — 5.4%
Alere, Inc. (a)	5,700	$278,730
Becton, Dickinson & Co.	854	122,626
Boston Scientific Corp. (a)	1,900	33,725
Halyard Health, Inc. (a)	13,393	658,936
Hologic, Inc. (a)	10,500	346,763
Johnson & Johnson	102,610	10,322,566
Medtronic PLC	78,369	6,111,998
QIAGEN NV (a)	6,700	168,840
St. Jude Medical, Inc.	4,100	268,140
Stryker Corp.	5,500	507,375
Zimmer Holdings, Inc.	5,070	595,826

		19,415,525

Health Care – Services — 3.3%
Aetna, Inc.	5,221	556,193
Anthem, Inc.	11,780	1,818,950
Cigna Corp.	8,850	1,145,544
Community Health Systems, Inc. (a)	24,400	1,275,632
HCA Holdings, Inc. (a)	8,800	662,024
Health Net, Inc. (a)	2,200	133,078
Humana, Inc.	2,920	519,818
Laboratory Corporation of America Holdings (a)	1,890	238,310
LifePoint Hospitals, Inc. (a)	9,800	719,810
MEDNAX, Inc. (a)	400	29,004
Quest Diagnostics, Inc.	12,300	945,255
UnitedHealth Group, Inc.	31,820	3,763,988
Universal Health Services, Inc. Class B	290	34,136

		11,841,742

Household Products — 0.3%
Avery Dennison Corp.	2,200	116,402
The Clorox Co.	7,000	772,730
Jarden Corp. (a)	50	2,645
Kimberly-Clark Corp.	420	44,986

		936,763

Pharmaceuticals — 5.7%
Abbott Laboratories	15,900	736,647
Bristol-Myers Squibb Co.	4,200	270,900
Cardinal Health, Inc.	10,700	965,889
DENTSPLY International, Inc.	100	5,089
Eli Lilly & Co.	22,120	1,607,018
Express Scripts Holding Co. (a)	7,700	668,129
Hospira, Inc. (a)	6,200	544,608
Mallinckrodt PLC (a)	1,200	151,980
Merck & Co., Inc.	77,928	4,479,301
Omnicare, Inc.	4,000	308,240
Perrigo Co. PLC	1,750	289,713
Pfizer, Inc.	257,913	8,972,793
VCA Antech, Inc. (a)	3,300	180,906

	Number of Shares	Value
VWR Corp. (a)	47,900	$1,244,921

		20,426,134

		70,090,883

Diversified — 0.0%
Holding Company – Diversified — 0.0%
Leucadia National Corp.	7,800	173,862

Energy — 9.6%
Coal — 0.0%
Peabody Energy Corp.	8,100	39,852

Energy – Alternate Sources — 0.1%
Covanta Holding Corp.	13,300	298,319

Oil & Gas — 8.9%
Anadarko Petroleum Corp.	12,480	1,033,469
Apache Corp.	8,728	526,560
Atwood Oceanics, Inc.	21,100	593,121
California Resources Corp.	7,692	58,536
Chesapeake Energy Corp.	16,900	239,304
Chevron Corp.	58,385	6,129,257
ConocoPhillips	28,548	1,777,399
CVR Energy, Inc.	27,300	1,161,888
Denbury Resources, Inc.	10,614	77,376
Devon Energy Corp.	3,950	238,225
Diamond Offshore Drilling, Inc.	3,800	101,802
Exxon Mobil Corp.	141,490	12,026,650
Helmerich & Payne, Inc.	3,900	265,473
Hess Corp.	13,000	882,310
Marathon Oil Corp.	1,500	39,165
Marathon Petroleum Corp.	2,300	235,497
Murphy Oil Corp.	6,100	284,260
Murphy USA, Inc. (a)	8,000	578,960
Nabors Industries Ltd.	20,800	283,920
Newfield Exploration Co. (a)	9,300	326,337
Noble Energy, Inc.	80	3,912
Occidental Petroleum Corp.	14,630	1,067,990
Patterson-UTI Energy, Inc.	17,000	319,175
PBF Energy, Inc. Class A	800	27,136
Phillips 66	5,500	432,300
QEP Resources, Inc.	31,100	648,435
Questar Corp.	6,100	145,546
Rice Energy, Inc. (a)	100	2,176
Rowan Cos. PLC Class A	16,800	297,528
Tesoro Corp.	10,200	931,158
Unit Corp. (a)	4,900	137,102
Valero Energy Corp.	16,164	1,028,354
WPX Energy, Inc. (a)	5,066	55,371

		31,955,692

Oil & Gas Services — 0.4%
Baker Hughes, Inc.	903	57,413
HollyFrontier Corp.	8,200	330,214
National Oilwell Varco, Inc.	14,300	714,857
NOW, Inc. (a)	3,975	86,019

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil States International, Inc. (a)	2,820	$112,151
Superior Energy Services, Inc.	9,400	209,996
Tidewater, Inc.	30	574

		1,511,224

Pipelines — 0.2%
Kinder Morgan, Inc.	1,200	50,472
National Fuel Gas Co.	4,050	244,336
Spectra Energy Corp.	12,500	452,125

		746,933

		34,552,020

Financial — 29.5%
Banks — 7.6%
Associated Banc-Corp.	7,350	136,710
Bank of America Corp.	288,273	4,436,521
Bank of Hawaii Corp.	920	56,313
Bank of New York Mellon Corp.	49,550	1,993,892
BB&T Corp.	20,119	784,440
BOK Financial Corp.	700	42,854
Capital One Financial Corp.	23,250	1,832,565
Citizens Financial Group, Inc.	14,100	340,233
City National Corp.	1,970	175,488
Comerica, Inc.	400	18,052
Commerce Bancshares, Inc.	3,916	165,725
Cullen/Frost Bankers, Inc.	1,000	69,080
East West Bancorp, Inc.	6,900	279,174
Fifth Third Bancorp	22,160	417,716
First Horizon National Corp.	3,016	43,099
First Republic Bank	2,600	148,434
Fulton Financial Corp.	19,400	239,396
Huntington Bancshares, Inc.	29,671	327,864
KeyCorp	43,700	618,792
M&T Bank Corp.	3,875	492,125
Northern Trust Corp.	8,000	557,200
PacWest Bancorp	3,800	178,182
PNC Financial Services Group, Inc.	22,036	2,054,637
Popular, Inc. (a)	14,900	512,411
Regions Financial Corp.	56,260	531,657
State Street Corp.	8,100	595,593
SunTrust Banks, Inc.	23,300	957,397
Synovus Financial Corp.	3,171	88,820
U.S. Bancorp	45,890	2,004,016
Wells Fargo & Co.	129,010	7,018,144
Zions Bancorp	3,250	87,750

		27,204,280

Diversified Financial — 7.2%
Air Lease Corp.	10,100	381,174
Ally Financial, Inc. (a)	35,900	753,182
Ameriprise Financial, Inc.	6,430	841,301
BlackRock, Inc.	1,920	702,413
CIT Group, Inc.	10,600	478,272
Citigroup, Inc.	104,571	5,387,498

	Number of Shares	Value
CME Group, Inc.	10,060	$952,783
Discover Financial Services	2,200	123,970
E*TRADE Financial Corp. (a)	10,500	299,827
FNF Group	5,757	211,627
The Goldman Sachs Group, Inc.	17,520	3,293,234
Interactive Brokers Group, Inc. Class A	1,400	47,628
IntercontinentalExchange, Inc.	1,237	288,555
Invesco Ltd.	700	27,783
JP Morgan Chase & Co.	126,427	7,658,948
Legg Mason, Inc.	5,200	287,040
Morgan Stanley	58,200	2,077,158
The NASDAQ OMX Group, Inc.	4,100	208,854
Nationstar Mortgage Holdings, Inc. (a)	18,000	445,860
Navient Corp.	22,600	459,458
Raymond James Financial, Inc.	300	17,034
Santander Consumer USA Holdings, Inc.	23,800	550,732
Synchrony Financial (a)	9,200	279,220

		25,773,551

Diversified Financial Services — 0.0%
Voya Financial, Inc.	2,700	116,397

Insurance — 9.5%
ACE Ltd.	11,210	1,249,803
Aflac, Inc.	7,900	505,679
Alleghany Corp. (a)	825	401,775
Allied World Assurance Co. Holdings Ltd.	3,060	123,624
The Allstate Corp.	16,100	1,145,837
American Financial Group, Inc.	3,500	224,525
American International Group, Inc.	45,102	2,471,138
American National Insurance Co.	1,120	110,197
Aon PLC	2,460	236,455
Arch Capital Group Ltd. (a)	4,100	252,560
Aspen Insurance Holdings Ltd.	10,700	505,361
Assurant, Inc.	7,690	472,243
Assured Guaranty Ltd.	31,400	828,646
Axis Capital Holdings Ltd.	3,400	175,372
Berkshire Hathaway, Inc. Class B (a)	65,680	9,478,938
The Chubb Corp.	8,160	824,976
Cincinnati Financial Corp.	3,620	192,874
Endurance Specialty Holdings Ltd.	17,300	1,057,722
Everest Re Group Ltd.	2,800	487,200
Genworth Financial, Inc. Class A (a)	60	439
The Hanover Insurance Group, Inc.	2,100	152,418
The Hartford Financial Services Group, Inc.	12,390	518,150
HCC Insurance Holdings, Inc.	4,470	253,315
Lincoln National Corp.	13,598	781,341
Loews Corp.	20	817
Markel Corp. (a)	5	3,845

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Marsh & McLennan Cos., Inc.	3,600	$201,924
MBIA, Inc. (a)	27,300	253,890
Mercury General Corp.	890	51,397
MetLife, Inc.	35,540	1,796,547
Old Republic International Corp.	20,900	312,246
PartnerRe Ltd.	5,930	677,977
Principal Financial Group, Inc.	12,300	631,851
ProAssurance Corp.	18,100	830,971
The Progressive Corp.	16,600	451,520
Prudential Financial, Inc.	15,900	1,276,929
Reinsurance Group of America, Inc.	5,050	470,609
RenaissanceRe Holdings Ltd.	4,700	468,731
StanCorp Financial Group, Inc.	1,870	128,282
Torchmark Corp.	5,490	301,511
The Travelers Cos., Inc.	15,169	1,640,224
Unum Group	8,600	290,078
Validus Holdings Ltd.	25,900	1,090,390
W.R. Berkley Corp.	6,600	333,366
White Mountains Insurance Group Ltd.	53	36,279
XL Group PLC	9,550	351,440

		34,051,412

Real Estate — 0.1%
Jones Lang LaSalle, Inc.	1,090	185,736
WP Carey, Inc.	3,100	210,800

		396,536

Real Estate Investment Trusts (REITS) — 4.9%
Alexandria Real Estate Equities, Inc.	1,600	156,864
American Campus Communities, Inc.	100	4,287
American Capital Agency Corp.	9,000	191,970
Annaly Capital Management, Inc.	69,260	720,304
Apartment Investment & Management Co. Class A	12,100	476,256
AvalonBay Communities, Inc.	5,504	959,072
BioMed Realty Trust, Inc.	1,600	36,256
Boston Properties, Inc.	2,260	317,485
Brandywine Realty Trust	7,200	115,056
Chimera Investment Corp.	399,100	1,253,174
Columbia Property Trust, Inc.	4,300	116,186
Digital Realty Trust, Inc.	7,300	481,508
Equity Commonwealth (a)	10,367	275,244
Equity Residential	14,600	1,136,756
Essex Property Trust, Inc.	2,163	497,274
General Growth Properties, Inc.	19,940	589,227
HCP, Inc.	12,700	548,767
Health Care, Inc.	5,700	440,952
Hospitality Properties Trust	4,540	149,775
Host Hotels & Resorts, Inc.	30,403	613,532
Kilroy Realty Corp.	3,100	236,127
Kimco Realty Corp.	9,500	255,075
Liberty Property Trust	2,170	77,469

	Number of Shares	Value
The Macerich Co.	2,282	$192,441
MFA Financial, Inc.	142,300	1,118,478
National Retail Properties, Inc.	7,500	307,275
OMEGA Healthcare Investors, Inc.	6,500	263,705
Piedmont Office Realty Trust, Inc. Class A	7,600	141,436
Post Properties, Inc.	8,100	461,133
Prologis, Inc.	21,585	940,242
Realty Income Corp.	7,000	361,200
Regency Centers Corp.	4,800	326,592
Senior Housing Properties Trust	11,400	252,966
Simon Property Group, Inc.	2,470	483,231
SL Green Realty Corp.	4,190	537,912
Spirit Realty Capital, Inc.	16,100	194,488
Starwood Property Trust, Inc.	8,400	204,120
Taubman Centers, Inc.	200	15,426
Two Harbors Investment Corp.	32,100	340,902
UDR, Inc.	8,400	285,852
Ventas, Inc.	3,300	240,966
Vornado Realty Trust	4,238	474,656
Weingarten Realty Investors	5,400	194,292
Weyerhaeuser Co.	10,600	351,390
WP GLIMCHER, Inc.	18,400	305,992

		17,643,311

Savings & Loans — 0.2%
First Niagara Financial Group, Inc.	9,700	85,748
Hudson City Bancorp, Inc.	10,350	108,468
New York Community Bancorp, Inc.	21,290	356,182
People’s United Financial, Inc.	5,400	82,080

		632,478

		105,817,965

Industrial — 9.4%
Aerospace & Defense — 1.6%
Exelis, Inc.	3,300	80,421
General Dynamics Corp.	9,110	1,236,500
L-3 Communications Holdings, Inc.	2,260	284,286
Northrop Grumman Corp.	8,200	1,319,872
Orbital ATK, Inc.	11,900	911,897
Raytheon Co.	540	58,995
Spirit AeroSystems Holdings, Inc. Class A (a)	7,500	391,575
United Technologies Corp.	12,370	1,449,764

		5,733,310

Electrical Components & Equipment — 0.3%
Emerson Electric Co.	5,400	305,748
Energizer Holdings, Inc.	4,180	577,049
Hubbell, Inc. Class B	400	43,848

		926,645

Electronics — 0.8%
Agilent Technologies, Inc.	6,200	257,610

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Arrow Electronics, Inc. (a)	3,800	$232,370
Avnet, Inc.	3,600	160,200
AVX Corp.	38,100	543,687
FLIR Systems, Inc.	1,200	37,536
Garmin Ltd.	9,500	451,440
Gentex Corp.	2,900	53,070
Jabil Circuit, Inc.	13,800	322,644
Keysight Technologies, Inc. (a)	15,400	572,110
PerkinElmer, Inc.	2,610	133,475
Vishay Intertechnology, Inc.	19,200	265,344

		3,029,486

Engineering & Construction — 0.2%
AECOM (a)	11,211	345,523
Fluor Corp.	2,200	125,752
KBR, Inc.	15,700	227,336

		698,611

Environmental Controls — 0.1%
Republic Services, Inc.	4,690	190,227
Waste Connections, Inc.	50	2,407
Waste Management, Inc.	4,540	246,204

		438,838

Hand & Machine Tools — 0.3%
Lincoln Electric Holdings, Inc.	1,600	104,624
Regal-Beloit Corp.	1,500	119,880
Snap-on, Inc.	2,030	298,532
Stanley Black & Decker, Inc.	5,035	480,137

		1,003,173

Machinery – Construction & Mining — 0.7%
Caterpillar, Inc.	25,400	2,032,762
Ingersoll-Rand PLC	4,600	313,168
Joy Global, Inc.	1,800	70,524

		2,416,454

Machinery – Diversified — 0.4%
AGCO Corp.	1,770	84,323
Deere & Co.	8,000	701,520
IDEX Corp.	1,000	75,830
Roper Industries, Inc.	2,330	400,760
Xylem, Inc.	1,700	59,534

		1,321,967

Manufacturing — 3.8%
A.O. Smith Corp.	4,000	262,640
Crane Co.	20	1,248
Danaher Corp.	11,800	1,001,820
Dover Corp.	300	20,736
Eaton Corp. PLC	10,572	718,262
General Electric Co.	336,390	8,345,836
ITT Corp.	2,400	95,784
Leggett & Platt, Inc.	1,810	83,423
Parker Hannifin Corp.	6,920	821,957
Pentair PLC	11,019	692,985

	Number of Shares	Value
SPX Corp.	5,970	$506,853
Teleflex, Inc.	1,740	210,244
Textron, Inc.	9,400	416,702
Trinity Industries, Inc.	19,100	678,241

		13,856,731

Metal Fabricate & Hardware — 0.1%
The Timken Co.	3,100	130,634
Valmont Industries, Inc.	1,830	224,870

		355,504

Packaging & Containers — 0.1%
Bemis Co., Inc.	760	35,196
Greif, Inc. Class A	1,900	74,613
Owens-Illinois, Inc. (a)	15,200	354,464

		464,273

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	1,400	196,210

Transportation — 0.8%
Con-way, Inc.	17,700	781,101
CSX Corp.	13,600	450,432
FedEx Corp.	930	153,869
Ryder System, Inc.	3,590	340,655
Teekay Corp.	22,300	1,038,511

		2,764,568

Trucking & Leasing — 0.1%
AMERCO	840	277,536
GATX Corp.	4,000	231,920

		509,456

		33,715,226

Technology — 7.1%
Computers — 2.6%
Brocade Communications Systems, Inc.	46,500	551,722
Computer Sciences Corp.	7,070	461,530
DST Systems, Inc.	3,000	332,130
EMC Corp.	63,800	1,630,728
Hewlett-Packard Co.	83,800	2,611,208
Lexmark International, Inc. Class A	29,900	1,265,966
NetApp, Inc.	12,600	446,796
SanDisk Corp.	4,800	305,376
Synopsys, Inc. (a)	3,600	166,752
Teradata Corp. (a)	19,800	873,972
Western Digital Corp.	7,400	673,474

		9,319,654

Office Equipment/Supplies — 0.6%
Pitney Bowes, Inc.	61,300	1,429,516
Xerox Corp.	53,556	688,195

		2,117,711

Semiconductors — 2.3%
Altera Corp.	4,700	201,677

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Analog Devices, Inc.	4,300	$270,900
Applied Materials, Inc.	1,000	22,560
Broadcom Corp. Class A	16,100	697,049
Intel Corp.	154,200	4,821,834
KLA-Tencor Corp.	100	5,829
Lam Research Corp.	5,152	361,851
Marvell Technology Group Ltd.	10,000	147,000
Maxim Integrated Products, Inc.	6,900	240,189
Micron Technology, Inc. (a)	17,800	482,914
NVIDIA Corp.	24,900	521,033
Rovi Corp. (a)	25,600	466,176
Teradyne, Inc.	200	3,770

		8,242,782

Software — 1.6%
Activision Blizzard, Inc.	20,800	472,680
ANSYS, Inc. (a)	1,400	123,466
CA, Inc.	12,990	423,604
The Dun & Bradstreet Corp.	2,610	335,019
Electronic Arts, Inc. (a)	5,600	329,364
Fidelity National Information Services, Inc.	1,900	129,314
Leidos Holdings, Inc.	9,150	383,934
Microsoft Corp.	87,600	3,561,378
SEI Investments Co.	1,300	57,317

		5,816,076

		25,496,223

Utilities — 6.0%
Electric — 5.5%
The AES Corp.	101,400	1,302,990
Alliant Energy Corp.	4,300	270,900
Ameren Corp.	11,860	500,492
American Electric Power Co., Inc.	12,130	682,312
Calpine Corp. (a)	42,400	969,688
CenterPoint Energy, Inc.	15,800	322,478
CMS Energy Corp.	4,300	150,113
Consolidated Edison, Inc.	11,460	699,060
Dominion Resources, Inc.	6,200	439,394
DTE Energy Co.	7,010	565,637
Duke Energy Corp.	4,614	354,263
Edison International	19,280	1,204,422
Entergy Corp.	20,500	1,588,545
Eversource Energy	7,081	357,732
Exelon Corp.	20,375	684,804
FirstEnergy Corp.	16,127	565,413
Great Plains Energy, Inc.	4,237	113,043
Hawaiian Electric Industries, Inc.	1,700	54,604
Integrys Energy Group, Inc.	940	67,699
NextEra Energy, Inc.	6,430	669,041
NRG Energy, Inc.	44,800	1,128,512
OGE Energy Corp.	2,220	70,174
Pepco Holdings, Inc.	12,810	343,692
PG&E Corp.	18,230	967,466

	Number of Shares	Value
Pinnacle West Capital Corp.	5,760	$367,200
PPL Corp.	32,500	1,093,950
Public Service Enterprise Group, Inc.	26,900	1,127,648
SCANA Corp.	7,020	386,030
The Southern Co.	24,850	1,100,358
TECO Energy, Inc.	8,030	155,782
Westar Energy, Inc.	7,600	294,576
Wisconsin Energy Corp.	9,160	453,420
Xcel Energy, Inc.	21,920	763,035

		19,814,473

Gas — 0.5%
AGL Resources, Inc.	14,460	717,939
Atmos Energy Corp.	4,350	240,555
NiSource, Inc.	8,090	357,254
Sempra Energy	680	74,134
UGI Corp.	9,735	317,264
Vectren Corp.	4,150	183,181

		1,890,327

Water — 0.0%
Aqua America, Inc.	25	659

		21,705,459

TOTAL COMMON STOCK (Cost $326,936,573)		352,806,536

TOTAL EQUITIES (Cost $326,936,573)		352,806,536

MUTUAL FUNDS — 1.3%
Diversified Financial — 1.3%
iShares Russell 1000 Value Index Fund	46,000	4,741,680

TOTAL MUTUAL FUNDS (Cost $4,704,820)		4,741,680

RIGHTS — 0.0%
Consumer, Cyclical — 0.0%
Retail — 0.0%
Safeway Casa Ley Contingent Value (a) (b)	9,300	9,393
Safeway PDC, LLC Contingent Value (a) (b)	9,300	465

		9,858

TOTAL RIGHTS (Cost $9,858)		9,858

TOTAL LONG-TERM INVESTMENTS (Cost $331,651,251)		357,558,074

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.4%
Repurchase Agreement — 0.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/15, 0.010%, due 4/01/15 (c)	$1,424,786	$1,424,786

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/15	1,528	1,528

TOTAL SHORT-TERM INVESTMENTS (Cost $1,426,314)		1,426,314

TOTAL INVESTMENTS — 99.9% (Cost $333,077,565) (d)		358,984,388

Other Assets/(Liabilities) — 0.1%		264,179

NET ASSETS — 100.0%		$359,248,567

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2015, these securities amounted to a value of $9,858 or 0.00% of net assets.
(c)	Maturity value of $1,424,786. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 11/25/38, and an aggregate market value, including accrued interest, of $1,453,918.
(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.2%

COMMON STOCK — 97.2%
Basic Materials — 2.4%
Chemicals — 0.2%
Potash Corp. of Saskatchewan, Inc.	14,256	$459,756

Mining — 2.2%
Teck Resources Ltd. Class B	33,000	453,090
Vulcan Materials Co.	47,685	4,019,846

		4,472,936

		4,932,692

Communications — 17.8%
Internet — 7.7%
eBay, Inc. (a)	58,830	3,393,314
Facebook, Inc. Class A (a)	47,640	3,916,723
Google, Inc. Class A (a)	5,148	2,855,596
Google, Inc. Class C (a)	10,508	5,758,384

		15,924,017

Media — 6.4%
Comcast Corp. Class A	105,480	5,956,455
The McGraw Hill Financial, Inc.	31,890	3,297,426
Nielsen NV	53,310	2,376,027
Twenty-First Century Fox Class A	47,570	1,609,769

		13,239,677

Telecommunications — 3.7%
Amdocs Ltd.	80,040	4,354,176
Verizon Communications, Inc.	70,510	3,428,901

		7,783,077

		36,946,771

Consumer, Cyclical — 8.2%
Auto Manufacturers — 1.2%
General Motors Co.	65,260	2,447,250

Automotive & Parts — 1.8%
Delphi Automotive PLC	47,270	3,769,310

Distribution & Wholesale — 0.3%
Fastenal Co. (b)	15,860	657,159

Retail — 4.9%
AutoZone, Inc. (a)	6,596	4,499,527
Dunkin’ Brands Group, Inc.	24,030	1,142,867
The Home Depot, Inc.	39,410	4,477,370

		10,119,764

		16,993,483

Consumer, Non-cyclical — 26.2%
Agriculture — 1.9%
Philip Morris International, Inc.	51,631	3,889,363

Beverages — 3.6%
Diageo PLC	103,480	2,853,275

	Number of Shares	Value
PepsiCo, Inc.	47,840	$4,574,461

		7,427,736

Commercial Services — 1.5%
MasterCard, Inc. Class A	36,800	3,179,152

Foods — 3.0%
Mondelez International, Inc. Class A	174,330	6,291,570

Health Care – Products — 0.8%
Boston Scientific Corp. (a)	91,890	1,631,047

Health Care – Services — 3.3%
HCA Holdings, Inc. (a)	48,430	3,643,389
UnitedHealth Group, Inc.	28,010	3,313,303

		6,956,692

Household Products — 2.6%
Henkel AG & Co. KGaA	51,427	5,318,796

Pharmaceuticals — 9.5%
AbbVie, Inc.	7,239	423,771
Actavis PLC (a)	17,834	5,307,755
Bristol-Myers Squibb Co.	60,980	3,933,210
Express Scripts Holding Co. (a)	56,640	4,914,653
Gilead Sciences, Inc. (a)	26,130	2,564,137
Zoetis, Inc.	53,825	2,491,559

		19,635,085

		54,329,441

Energy — 5.4%
Oil & Gas — 4.4%
Chevron Corp.	44,740	4,696,805
Noble Energy, Inc.	89,070	4,355,523

		9,052,328

Oil & Gas Services — 1.0%
National Oilwell Varco, Inc.	41,602	2,079,684

		11,132,012

Financial — 15.4%
Banks — 0.9%
Bank of New York Mellon Corp.	26,640	1,071,993
M&T Bank Corp.	5,600	711,200

		1,783,193

Diversified Financial — 8.0%
Citigroup, Inc.	131,954	6,798,270
CME Group, Inc.	49,175	4,657,364
Discover Financial Services	55,420	3,122,917
JP Morgan Chase & Co.	34,291	2,077,349

		16,655,900

Insurance — 5.4%
American International Group, Inc.	72,710	3,983,781
Berkshire Hathaway, Inc. Class B (a)	24,090	3,476,669
Genworth Financial, Inc. Class A (a)	157,540	1,151,617

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Marsh & McLennan Cos., Inc.	45,963	$2,578,065

		11,190,132

Real Estate Investment Trusts (REITS) — 1.1%
Digital Realty Trust, Inc.	19,150	1,263,134
Simon Property Group, Inc.	5,470	1,070,151

		2,333,285

		31,962,510

Industrial — 10.6%
Aerospace & Defense — 1.0%
United Technologies Corp.	18,160	2,128,352

Electronics — 2.3%
Tyco International PLC	108,850	4,687,081

Environmental Controls — 1.0%
Republic Services, Inc.	49,140	1,993,118

Machinery – Diversified — 2.5%
Deere & Co.	58,510	5,130,742

Manufacturing — 1.9%
General Electric Co.	161,070	3,996,147

Transportation — 1.9%
Canadian National Railway Co.	38,600	2,581,182
CSX Corp.	42,540	1,408,925

		3,990,107

		21,925,547

Technology — 8.2%
Computers — 5.8%
Apple, Inc.	83,145	10,345,732
Western Digital Corp.	18,476	1,681,501

		12,027,233

Office Equipment/Supplies — 1.2%
Xerox Corp.	190,560	2,448,696

Semiconductors — 1.2%
Applied Materials, Inc.	107,670	2,429,035

		16,904,964

Utilities — 3.0%
Electric — 2.5%
ITC Holdings Corp.	28,410	1,063,387
PG&E Corp.	49,430	2,623,250
The Southern Co.	34,300	1,518,804

		5,205,441

Gas — 0.5%
AmeriGas Partners LP	22,450	1,071,763

		6,277,204

TOTAL COMMON STOCK (Cost $167,325,840)		201,404,624

TOTAL EQUITIES (Cost $167,325,840)		201,404,624

	Number of Shares	Value
MUTUAL FUNDS — 0.1%
Diversified Financial — 0.1%
State Street Navigator Securities Lending Prime Portfolio (c)	227,588	$227,588

TOTAL MUTUAL FUNDS (Cost $227,588)		227,588

TOTAL LONG-TERM INVESTMENTS (Cost $167,553,428)		201,632,212

	Principal Amount
SHORT-TERM INVESTMENTS — 2.5%
Repurchase Agreement — 2.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/15, 0.010%, due 4/01/15 (d)	$5,269,871	5,269,871

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/15	9,426	9,426

TOTAL SHORT-TERM INVESTMENTS (Cost $5,279,297)		5,279,297

TOTAL INVESTMENTS — 99.8% (Cost $172,832,725) (e)		206,911,509

Other Assets/(Liabilities) — 0.2%		357,820

NET ASSETS — 100.0%		$207,269,329

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2015, was $221,884 or 0.11% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $5,269,873. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/15/40, and an aggregate market value, including accrued interest, of $5,375,621.
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments (Continued)

Country weightings, as a percentage of net assets, is as follows:

United States	81.8%
United Kingdom	5.3%
Ireland	4.8%
Germany	2.6%
Canada	1.7%
Netherlands	1.1%

Total Long-Term Investments	97.3%
Short-Term Investments and Other Assets and Liabilities	2.7%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.6%

COMMON STOCK — 97.6%
Basic Materials — 2.5%
Chemicals — 2.4%
Albemarle Corp.	14,584	$770,619
Cabot Corp.	35,800	1,611,000
Celanese Corp. Series A	1,690	94,403
The Dow Chemical Co.	8,000	383,840
E.I. du Pont de Nemours & Co.	3,100	221,557
Eastman Chemical Co.	6,196	429,135
Ecolab, Inc.	8	915
Huntsman Corp.	6,200	137,454
International Flavors & Fragrances, Inc.	2,500	293,500
LyondellBasell Industries NV Class A	37,770	3,316,206
Monsanto Co.	12,790	1,439,387
PPG Industries, Inc.	3,560	802,922
Praxair, Inc.	3,710	447,945
Rayonier Advanced Materials, Inc.	31,721	472,643
The Sherwin-Williams Co.	3,250	924,625
Sigma-Aldrich Corp.	2,540	351,155
W.R. Grace & Co. (a)	1,800	177,966
Westlake Chemical Corp.	2,800	201,432

		12,076,704

Forest Products & Paper — 0.0%
International Paper Co.	3,200	177,568
Rayonier, Inc.	65	1,753

		179,321

Mining — 0.1%
Compass Minerals International, Inc.	2,600	242,346
Southern Copper Corp.	4,202	122,614

		364,960

		12,620,985

Communications — 14.8%
Advertising — 0.3%
The Interpublic Group of Companies, Inc.	18,000	398,160
Omnicom Group, Inc.	12,000	935,760

		1,333,920

Internet — 4.4%
Amazon.com, Inc. (a)	6,281	2,337,160
CDW Corp.	20,700	770,868
eBay, Inc. (a)	52,630	3,035,698
Expedia, Inc.	15,300	1,440,189
F5 Networks, Inc. (a)	7,470	858,602
Facebook, Inc. Class A (a)	45,400	3,732,561
Google, Inc. Class A (a)	7,089	3,932,268
Google, Inc. Class C (a)	6,930	3,797,640

	Number of Shares	Value
Groupon, Inc. (a)	45,400	$327,334
HomeAway, Inc. (a)	22,100	666,757
IAC/InterActiveCorp	7,100	479,037
Liberty Interactive Corp. Class A (a)	1,900	55,461
Liberty Ventures Series A (a)	6,470	271,805
Netflix, Inc. (a)	1	417
The Priceline Group, Inc. (a)	5	5,821
VeriSign, Inc. (a)	4,340	290,650

		22,002,268

Media — 4.9%
Cablevision Systems Corp. Class A	141,400	2,587,620
Comcast Corp. Class A	63,700	3,597,139
DIRECTV (a)	30,800	2,621,080
Discovery Communications, Inc. Series A (a)	600	18,456
Discovery Communications, Inc. Series C (a)	600	17,685
DISH Network Corp. Class A (a)	10,200	714,612
FactSet Research Systems, Inc.	4,250	676,600
The McGraw Hill Financial, Inc.	6,070	627,638
Nielsen NV	8,900	396,673
Scripps Networks Interactive Class A	14,600	1,000,976
Starz Class A (a)	19,200	660,672
Time Warner Cable, Inc.	12,490	1,872,001
Twenty-First Century Fox Class A	81,000	2,741,040
Viacom, Inc. Class B	25,800	1,762,140
The Walt Disney Co.	51,300	5,380,857

		24,675,189

Telecommunications — 5.2%
ARRIS Group, Inc. (a)	36,300	1,048,888
CenturyLink, Inc.	37,300	1,288,715
CommScope Holding Co., Inc. (a)	10,600	302,524
Corning, Inc.	99,100	2,247,588
EchoStar Corp. Class A (a)	43,300	2,239,476
Harris Corp.	15,070	1,186,913
Juniper Networks, Inc.	29,500	666,110
Level 3 Communications, Inc. (a)	12,440	669,770
Motorola Solutions, Inc.	1,600	106,672
Palo Alto Networks, Inc. (a)	1,700	248,336
QUALCOMM, Inc.	69,390	4,811,503
SBA Communications Corp. Class A (a)	3,740	437,954
Verizon Communications, Inc.	194,700	9,468,261
Windstream Corp.	147,770	1,093,498

		25,816,208

		73,827,585

Consumer, Cyclical — 13.9%
Airlines — 1.6%
Alaska Air Group, Inc.	17,400	1,151,532
American Airlines Group, Inc.	46,500	2,454,270

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Copa Holdings SA Class A	11,930	$1,204,572
Delta Air Lines, Inc.	28,400	1,276,864
Southwest Airlines Co.	36,200	1,603,660
Spirit Airlines, Inc. (a)	6,100	471,896

		8,162,794

Apparel — 0.8%
Deckers Outdoor Corp. (a)	33,300	2,426,571
Nike, Inc. Class B	6,280	630,072
Ralph Lauren Corp.	150	19,725
VF Corp.	9,300	700,383

		3,776,751

Auto Manufacturers — 0.1%
Paccar, Inc.	11,900	751,366

Automotive & Parts — 0.6%
Allison Transmission Holdings, Inc.	12,300	392,862
BorgWarner, Inc.	80	4,838
The Goodyear Tire & Rubber Co.	56,000	1,516,480
Lear Corp.	9,200	1,019,544

		2,933,724

Distribution & Wholesale — 0.2%
Fossil Group, Inc. (a)	5,710	470,790
Genuine Parts Co.	5,800	540,502

		1,011,292

Entertainment — 0.1%
Cinemark Holdings, Inc.	7,600	342,532
Regal Entertainment Group Class A	800	18,272

		360,804

Home Builders — 0.0%
NVR, Inc. (a)	130	172,726
Thor Industries, Inc.	900	56,889

		229,615

Home Furnishing — 0.3%
Harman International Industries, Inc.	3,840	513,139
Tempur Sealy International, Inc. (a)	1,900	109,706
Whirlpool Corp.	3,560	719,334

		1,342,179

Housewares — 0.1%
Newell Rubbermaid, Inc.	5,700	222,699
The Toro Co.	3,180	222,982

		445,681

Leisure Time — 0.1%
Harley-Davidson, Inc.	8,200	498,068
Norwegian Cruise Line Holdings Ltd. (a)	200	10,802

		508,870

Lodging — 0.6%
Hilton Worldwide Holdings, Inc. (a)	15,400	456,148
Hyatt Hotels Corp. Class A (a)	700	41,454

	Number of Shares	Value
Las Vegas Sands Corp.	13,300	$732,032
Marriott International, Inc. Class A	6,167	495,333
Starwood Hotels & Resorts Worldwide, Inc.	3,400	283,900
Wyndham Worldwide Corp.	10,400	940,888
Wynn Resorts Ltd.	1,410	177,491

		3,127,246

Retail — 9.2%
Abercrombie & Fitch Co. Class A	87,500	1,928,500
AutoNation, Inc. (a)	14,600	939,218
AutoZone, Inc. (a)	178	121,425
Bed Bath & Beyond, Inc. (a)	20,400	1,566,210
Best Buy Co., Inc.	61,900	2,339,201
Big Lots, Inc.	50,900	2,444,727
Brinker International, Inc.	19,100	1,175,796
CarMax, Inc. (a)	9,900	683,199
Chico’s FAS, Inc.	5,500	97,295
Chipotle Mexican Grill, Inc. (a)	113	73,511
Coach, Inc.	609	25,231
Costco Wholesale Corp.	10,830	1,640,691
CST Brands, Inc.	38,600	1,691,838
CVS Health Corp.	8,800	908,248
Dick’s Sporting Goods, Inc.	400	22,796
Dillard’s, Inc. Class A	4,270	582,898
Dollar General Corp. (a)	5,700	429,666
Dollar Tree, Inc. (a)	6,420	520,951
Domino’s Pizza, Inc.	1,800	180,990
Family Dollar Stores, Inc.	30	2,377
Foot Locker, Inc.	16,200	1,020,600
GameStop Corp. Class A	50,400	1,913,184
The Gap, Inc.	10,300	446,299
GNC Holdings, Inc. Class A	3,600	176,652
Hanesbrands, Inc.	23,200	777,432
The Home Depot, Inc.	38,830	4,411,476
Kohl’s Corp.	16,100	1,259,825
L Brands, Inc.	7,700	726,033
Lowe’s Cos., Inc.	39,900	2,968,161
Macy’s, Inc.	17,600	1,142,416
McDonald’s Corp.	13,510	1,316,414
The Michaels Cos., Inc. (a)	700	18,942
MSC Industrial Direct Co., Inc. Class A	200	14,440
Nordstrom, Inc.	7,200	578,304
Nu Skin Enterprises, Inc. Class A	30	1,806
O’Reilly Automotive, Inc. (a)	3,200	691,968
Panera Bread Co. Class A (a)	120	19,199
PVH Corp.	13,070	1,392,739
Rite Aid Corp. (a)	29,600	257,224
Ross Stores, Inc.	11,180	1,177,925
Sally Beauty Holdings, Inc. (a)	2,100	72,177
Sears Holdings Corp. (a)	500	20,690
Starbucks Corp.	22,900	2,168,630
Target Corp.	26,100	2,142,027

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Tiffany & Co.	2,000	$176,020
The TJX Cos., Inc.	9,820	687,891
Wal-Mart Stores, Inc.	1,240	101,990
Walgreens Boots Alliance, Inc.	26,100	2,210,148
Williams-Sonoma, Inc.	1,000	79,710
World Fuel Services Corp.	3,300	189,684
Yum! Brands, Inc.	1,840	144,845

		45,679,619

Textiles — 0.2%
Cintas Corp.	13,300	1,085,679

Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	70	4,427

		69,420,047

Consumer, Non-cyclical — 25.6%
Agriculture — 1.7%
Altria Group, Inc.	69,270	3,464,885
Archer-Daniels-Midland Co.	54,200	2,569,080
Lorillard, Inc.	19,390	1,267,137
Philip Morris International, Inc.	5,670	427,121
Reynolds American, Inc.	7,100	489,261

		8,217,484

Beverages — 3.2%
Brown-Forman Corp. Class B	87	7,860
The Coca-Cola Co.	165,560	6,713,458
Coca-Cola Enterprises, Inc.	7,900	349,180
Dr. Pepper Snapple Group, Inc.	12,000	941,760
Keurig Green Mountain, Inc.	6,820	761,999
Monster Beverage Corp. (a)	7,700	1,065,642
PepsiCo, Inc.	66,523	6,360,929

		16,200,828

Biotechnology — 3.5%
Alexion Pharmaceuticals, Inc. (a)	3,860	668,938
Alkermes PLC (a)	2,500	152,425
Amgen, Inc.	52,830	8,444,875
Biogen, Inc. (a)	6,480	2,736,115
Celgene Corp. (a)	31,470	3,627,862
Charles River Laboratories International, Inc. (a)	2,800	222,012
Illumina, Inc. (a)	1,380	256,183
Myriad Genetics, Inc. (a)	2,600	92,040
Regeneron Pharmaceuticals, Inc. (a)	2,310	1,042,919
Vertex Pharmaceuticals, Inc. (a)	2,100	247,737

		17,491,106

Commercial Services — 3.2%
Aaron’s, Inc.	28,850	816,744
Automatic Data Processing, Inc.	10,580	906,071
Avis Budget Group, Inc. (a)	9,900	584,249
Booz Allen Hamilton Holding Corp.	25,600	740,864
Donnelley (R.R.) & Sons Co.	77,600	1,489,144
Equifax, Inc.	1,800	167,400

	Number of Shares	Value
FleetCor Technologies, Inc. (a)	750	$113,190
Gartner, Inc. (a)	3,900	327,015
Genpact Ltd. (a)	800	18,600
Global Payments, Inc.	6,050	554,664
H&R Block, Inc.	12,000	384,840
KAR Auction Services, Inc.	5,700	216,201
Live Nation Entertainment, Inc. (a)	1,800	45,414
MasterCard, Inc. Class A	6,860	592,635
McKesson Corp.	7,460	1,687,452
Moody’s Corp.	7,900	820,020
Paychex, Inc.	13,400	664,841
Quanta Services, Inc. (a)	2,100	59,913
Robert Half International, Inc.	4,100	248,132
Service Corp. International	5,000	130,250
Total System Services, Inc.	3,400	129,710
United Rentals, Inc. (a)	8,670	790,357
Vantiv, Inc. Class A (a)	3,200	120,640
Visa, Inc. Class A	43,520	2,846,643
Western Union Co.	79,220	1,648,568

		16,103,557

Cosmetics & Personal Care — 0.9%
Avon Products, Inc.	261,800	2,091,782
Colgate-Palmolive Co.	4,380	303,709
Coty, Inc.	29,000	703,830
The Estee Lauder Cos., Inc. Class A	8,860	736,798
The Procter & Gamble Co.	5,100	417,894

		4,254,013

Foods — 2.2%
Campbell Soup Co.	1,200	55,860
Flowers Foods, Inc.	1,500	34,110
General Mills, Inc.	23,660	1,339,156
The Hershey Co.	4,400	444,004
Hormel Foods Corp.	1,900	108,015
Ingredion, Inc.	10,400	809,328
Kellogg Co.	9,240	609,378
Kraft Foods Group, Inc.	12,966	1,129,533
The Kroger Co.	25,460	1,951,764
McCormick & Co., Inc.	2,400	185,064
Pilgrim’s Pride Corp.	100,700	2,274,813
Sysco Corp.	1,200	45,276
The Hain Celestial Group, Inc. (a)	4,000	256,200
Tyson Foods, Inc. Class A	43,200	1,654,560
WhiteWave Foods Co. (a)	23	1,020
Whole Foods Market, Inc.	600	31,248

		10,929,329

Health Care – Products — 2.5%
Baxter International, Inc.	14,320	980,920
Becton, Dickinson & Co.	7,810	1,121,438
Bio-Techne Corp.	40	4,012
Boston Scientific Corp. (a)	1,500	26,625
C.R. Bard, Inc.	4,290	717,931

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Cooper Cos., Inc.	1,380	$258,640
Edwards Lifesciences Corp. (a)	8,250	1,175,295
Halyard Health, Inc. (a)	28,350	1,394,820
Henry Schein, Inc. (a)	2,590	361,616
Hill-Rom Holdings, Inc.	3,600	176,400
Hologic, Inc. (a)	2,800	92,470
IDEXX Laboratories, Inc. (a)	800	123,584
Intuitive Surgical, Inc. (a)	1,446	730,273
Johnson & Johnson	25,570	2,572,342
ResMed, Inc.	5,900	423,502
St. Jude Medical, Inc.	8,140	532,356
Stryker Corp.	9,000	830,250
Varian Medical Systems, Inc. (a)	4,400	413,996
Zimmer Holdings, Inc.	4,360	512,387

		12,448,857

Health Care – Services — 1.1%
Aetna, Inc.	8,800	937,464
Catamaran Corp. (a)	3,960	235,778
Centene Corp. (a)	4,400	311,036
Cigna Corp.	7,200	931,968
DaVita HealthCare Partners, Inc. (a)	1,660	134,925
HCA Holdings, Inc. (a)	1,200	90,276
Laboratory Corporation of America Holdings (a)	1,677	211,453
MEDNAX, Inc. (a)	3,200	232,032
Premier, Inc. (a)	31,200	1,172,496
Tenet Healthcare Corp. (a)	2,500	123,775
Thermo Fisher Scientific, Inc.	6,090	818,131
Universal Health Services, Inc. Class B	2,800	329,588

		5,528,922

Household Products — 0.7%
Avery Dennison Corp.	1,600	84,656
Church & Dwight Co., Inc.	5,560	474,935
The Clorox Co.	10,740	1,185,589
Jarden Corp. (a)	5,475	289,627
Kimberly-Clark Corp.	9,320	998,265
Spectrum Brands Holdings, Inc.	4,600	411,976
Tupperware Brands Corp.	3,200	220,864

		3,665,912

Pharmaceuticals — 6.6%
AbbVie, Inc.	99,700	5,836,438
Actavis PLC (a)	14,948	4,448,824
Align Technology, Inc. (a)	2,000	107,570
AmerisourceBergen Corp.	11,400	1,295,838
BioMarin Pharmaceutical, Inc. (a)	400	49,848
Bristol-Myers Squibb Co.	21,100	1,360,950
Cardinal Health, Inc.	9,900	893,673
DENTSPLY International, Inc.	1,950	99,235
Endo International PLC (a)	7,300	654,810
Express Scripts Holding Co. (a)	37,580	3,260,817
Gilead Sciences, Inc. (a)	70,930	6,960,361

	Number of Shares	Value
Herbalife Ltd.	42,280	$1,807,893
Jazz Pharmaceuticals Plc (a)	360	62,204
Mallinckrodt PLC (a)	4,988	631,730
Mead Johnson Nutrition Co.	8,100	814,293
Merck & Co., Inc.	19,400	1,115,112
Mylan NV (a)	2,200	130,570
Perrigo Co. PLC	350	57,942
Pharmacyclics, Inc. (a)	1,420	363,449
Sirona Dental Systems, Inc. (a)	200	17,998
United Therapeutics Corp. (a)	5,910	1,019,091
VWR Corp. (a)	69,100	1,795,909
Zoetis, Inc.	1,600	74,064

		32,858,619

		127,698,627

Diversified — 0.4%
Holding Company – Diversified — 0.4%
Leucadia National Corp.	11,100	247,419
Liberty TripAdvisor Holdings, Inc. (a)	45,900	1,459,161
Restaurant Brands International, Inc.	10,668	409,758

		2,116,338

Energy — 3.8%
Oil & Gas — 2.5%
Anadarko Petroleum Corp.	3,000	248,430
Atwood Oceanics, Inc.	55,200	1,551,672
Chesapeake Energy Corp.	18,200	257,712
Cobalt International Energy, Inc. (a)	11,000	103,510
Continental Resources, Inc. (a)	40	1,747
CVR Energy, Inc.	31,000	1,319,360
EOG Resources, Inc.	1,790	164,125
EQT Corp.	4,940	409,378
Helmerich & Payne, Inc.	4,320	294,062
Kosmos Energy Ltd. (a)	18,700	147,917
Marathon Petroleum Corp.	10,570	1,082,262
Murphy USA, Inc. (a)	14,800	1,071,076
Nabors Industries Ltd.	77,300	1,055,145
Noble Energy, Inc.	40	1,956
Oasis Petroleum, Inc. (a)	33,400	474,948
Patterson-UTI Energy, Inc.	1,500	28,163
PBF Energy, Inc. Class A	19,000	644,480
Phillips 66	3,400	267,240
Seventy Seven Energy, Inc. (a)	36,500	151,475
Southwestern Energy Co. (a)	8,300	192,477
Tesoro Corp.	13,900	1,268,931
Valero Energy Corp.	21,300	1,355,106
Whiting Petroleum Corp. (a)	7,500	231,750

		12,322,922

Oil & Gas Services — 1.2%
Baker Hughes, Inc.	2,600	165,308
Cameron International Corp. (a)	14,680	662,362
Dresser-Rand Group, Inc. (a)	70	5,624

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
FMC Technologies, Inc. (a)	17,100	$632,871
HollyFrontier Corp.	700	28,189
National Oilwell Varco, Inc.	6,500	324,935
NOW, Inc. (a)	44,100	954,324
RPC, Inc.	3,750	48,037
Schlumberger Ltd.	33,670	2,809,425
Superior Energy Services, Inc.	16,400	366,376

		5,997,451

Pipelines — 0.1%
Kinder Morgan, Inc.	3,254	136,863
ONEOK, Inc.	2,900	139,896
The Williams Cos., Inc.	10,500	531,195

		807,954

		19,128,327

Financial — 5.6%
Banks — 0.1%
Signature Bank (a)	2,090	270,822

Diversified Financial — 2.6%
Affiliated Managers Group, Inc. (a)	1,900	408,082
Air Lease Corp.	20,000	754,800
Ally Financial, Inc. (a)	31,600	662,968
American Express Co.	16,500	1,288,980
Ameriprise Financial, Inc.	6,990	914,572
BlackRock, Inc.	3,070	1,123,129
The Charles Schwab Corp.	8,100	246,564
Eaton Vance Corp.	3,500	145,740
Federated Investors, Inc. Class B	80	2,711
Franklin Resources, Inc.	12,990	666,647
IntercontinentalExchange, Inc.	2,490	580,842
Invesco Ltd.	8,900	353,241
Lazard Ltd. Class A	8,800	462,792
Legg Mason, Inc.	6,300	347,760
LPL Financial Holdings, Inc.	2,200	96,492
Nationstar Mortgage Holdings, Inc. (a)	31,100	770,347
Ocwen Financial Corp. (a)	118,100	974,325
Santander Consumer USA Holdings, Inc.	23,000	532,220
Synchrony Financial (a)	33,800	1,025,830
T. Rowe Price Group, Inc.	11,500	931,270
TD Ameritrade Holding Corp.	8,100	301,806
Waddell & Reed Financial, Inc. Class A	3,600	178,344

		12,769,462

Insurance — 1.1%
American Financial Group, Inc.	12,200	782,630
Aon PLC	14,900	1,432,188
Arthur J. Gallagher & Co.	3,200	149,600
Erie Indemnity Co. Class A	90	7,854
Marsh & McLennan Cos., Inc.	14,200	796,478

	Number of Shares	Value
Reinsurance Group of America, Inc.	24,100	$2,245,879

		5,414,629

Real Estate — 0.3%
CBRE Group, Inc. (a)	5,500	212,905
Jones Lang LaSalle, Inc.	9,190	1,565,976

		1,778,881

Real Estate Investment Trusts (REITS) — 1.5%
American Tower Corp.	6,235	587,025
Apartment Investment & Management Co. Class A	20,300	799,008
Boston Properties, Inc.	1,000	140,480
Crown Castle International Corp.	13,900	1,147,306
Equity Lifestyle Properties, Inc.	2,800	153,860
Extra Space Storage, Inc.	6,200	418,934
Health Care REIT, Inc.	8,300	642,088
Iron Mountain, Inc.	2,143	78,177
Lamar Advertising Co. Class A	15,800	936,466
OMEGA Healthcare Investors, Inc.	3,800	154,166
Public Storage	1,780	350,909
Simon Property Group, Inc.	4,869	952,571
Tanger Factory Outlet Centers, Inc.	500	17,585
Taubman Centers, Inc.	8,700	671,031
Ventas, Inc.	2,500	182,550
Vornado Realty Trust	3,700	414,400
Weyerhaeuser Co.	1,500	49,725

		7,696,281

		27,930,075

Industrial — 10.7%
Aerospace & Defense — 2.2%
The Boeing Co.	41,230	6,187,799
KLX, Inc. (a)	32,100	1,237,134
Lockheed Martin Corp.	2,840	576,406
Rockwell Collins, Inc.	1,400	135,170
Spirit AeroSystems Holdings, Inc. Class A (a)	15,600	814,476
TransDigm Group, Inc.	250	54,680
Triumph Group, Inc.	23,100	1,379,532
United Technologies Corp.	3,450	404,340

		10,789,537

Building Materials — 0.1%
Eagle Materials, Inc.	5,300	442,868
Lennox International, Inc.	10	1,117
Masco Corp.	8,600	229,620

		673,605

Electrical Components & Equipment — 0.4%
AMETEK, Inc.	8,575	450,531
Emerson Electric Co.	24,010	1,359,446
Hubbell, Inc. Class B	900	98,658

		1,908,635

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electronics — 1.0%
Agilent Technologies, Inc.	6,420	$266,751
Allegion PLC	2,600	159,042
Amphenol Corp. Class A	10,000	589,300
Avnet, Inc.	15,500	689,750
FLIR Systems, Inc.	4,300	134,504
Gentex Corp.	7,520	137,616
Keysight Technologies, Inc. (a)	35,710	1,326,626
Mettler-Toledo International, Inc. (a)	900	295,785
Trimble Navigation Ltd. (a)	4,620	116,424
Tyco International PLC	17,900	770,774
Waters Corp. (a)	3,140	390,365

		4,876,937

Engineering & Construction — 0.1%
Chicago Bridge & Iron Co. NV	9,000	443,340
Fluor Corp.	5,600	320,096

		763,436

Environmental Controls — 0.1%
Stericycle, Inc. (a)	1,620	227,497
Waste Connections, Inc.	3,400	163,676
Waste Management, Inc.	1,200	65,076

		456,249

Hand & Machine Tools — 0.0%
Lincoln Electric Holdings, Inc.	1,200	78,468
Snap-on, Inc.	300	44,118

		122,586

Machinery – Construction & Mining — 0.2%
Caterpillar, Inc.	8,880	710,666
Ingersoll-Rand PLC	1,300	88,504

		799,170

Machinery – Diversified — 0.9%
Cummins, Inc.	7,770	1,077,233
Deere & Co.	16,000	1,403,040
Flowserve Corp.	90	5,084
IDEX Corp.	7,150	542,185
Nordson Corp.	2,200	172,348
Rockwell Automation, Inc.	5,300	614,747
Roper Industries, Inc.	1,150	197,800
Xylem, Inc.	6,500	227,630
Zebra Technologies Corp. Class A (a)	4,350	394,610

		4,634,677

Manufacturing — 3.1%
3M Co.	22,080	3,642,096
A.O. Smith Corp.	5,100	334,866
Acuity Brands, Inc.	1,160	195,065
AptarGroup, Inc.	1,500	95,280
Crane Co.	11,200	698,992
Danaher Corp.	5,720	485,628
Dover Corp.	5,000	345,600
Honeywell International, Inc.	23,270	2,427,294

	Number of Shares	Value
Illinois Tool Works, Inc.	20,100	$1,952,514
ITT Corp.	14,000	558,740
Leggett & Platt, Inc.	12,300	566,907
Pall Corp.	4,700	471,833
Parker Hannifin Corp.	9,850	1,169,983
Pentair PLC	14,900	937,061
Trinity Industries, Inc.	39,800	1,413,298

		15,295,157

Metal Fabricate & Hardware — 0.2%
The Timken Co.	14,900	627,886
Valmont Industries, Inc.	3,560	437,453

		1,065,339

Packaging & Containers — 0.6%
Ball Corp.	13,100	925,384
Crown Holdings, Inc. (a)	21,000	1,134,420
Owens-Illinois, Inc. (a)	36,000	839,520
Silgan Holdings, Inc.	2,500	145,325

		3,044,649

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	4,290	601,243

Transportation — 1.7%
American ExpressNorfolk Southern Corp.	2,480	255,241
C.H. Robinson Worldwide, Inc.	4,400	322,168
Expeditors International of Washington, Inc.	2,700	130,086
FedEx Corp.	4,660	770,997
Kirby Corp. (a)	2,400	180,120
Landstar System, Inc.	1,660	110,058
Old Dominion Freight Line, Inc. (a)	3,300	255,090
Teekay Corp.	17,500	814,975
Union Pacific Corp.	30,200	3,270,962
United Continental Holdings, Inc. (a)	19,055	1,281,449
United Parcel Service, Inc. Class B	10,680	1,035,319

		8,426,465

Trucking & Leasing — 0.0%
AMERCO	230	75,992

		53,533,677

Technology — 20.2%
Computers — 11.2%
Accenture PLC Class A	24,700	2,314,143
Apple, Inc.	273,283	34,004,604
Cadence Design Systems, Inc. (a)	37,900	698,876
Cognizant Technology Solutions Corp. Class A (a)	13,700	854,743
Computer Sciences Corp.	34,600	2,258,688
Diebold, Inc.	38,800	1,375,848
DST Systems, Inc.	20,230	2,239,663
EMC Corp.	31,680	809,741
IHS, Inc. Class A (a)	2,910	331,042

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
International Business Machines Corp.	51,470	$8,260,935
Jack Henry & Associates, Inc.	3,600	251,604
NCR Corp. (a)	60	1,771
NetApp, Inc.	26,960	956,001
Riverbed Technology, Inc. (a)	22,900	478,839
SanDisk Corp.	7,750	493,055
Teradata Corp. (a)	11,100	489,954

		55,819,507

Office Equipment/Supplies — 0.4%
Pitney Bowes, Inc.	85,900	2,003,188

Semiconductors — 2.6%
Altera Corp.	11,500	493,465
Analog Devices, Inc.	3,880	244,440
Applied Materials, Inc.	5,900	133,104
Avago Technologies Ltd.	8,300	1,053,934
Cree, Inc. (a)	11,800	418,782
Intel Corp.	27,900	872,433
KLA-Tencor Corp.	4,800	279,792
Lam Research Corp.	12,100	849,844
Linear Technology Corp.	6,320	295,776
Maxim Integrated Products, Inc.	11,000	382,910
Microchip Technology, Inc.	13,000	635,700
Micron Technology, Inc. (a)	51,800	1,405,334
NVIDIA Corp.	66,900	1,399,882
ON Semiconductor Corp. (a)	17,600	213,136
Skyworks Solutions, Inc.	14,600	1,435,034
Teradyne, Inc.	44,000	829,400
Texas Instruments, Inc.	25,250	1,443,921
Xilinx, Inc.	11,210	474,183

		12,861,070

Software — 6.0%
Activision Blizzard, Inc.	38,200	868,095
Adobe Systems, Inc. (a)	20,150	1,489,891
ANSYS, Inc. (a)	2,400	211,656
Athenahealth, Inc. (a)	1,010	120,584
Autodesk, Inc. (a)	50	2,932
Broadridge Financial Solutions, Inc.	14,160	778,942
Cerner Corp. (a)	3,200	234,432
Citrix Systems, Inc. (a)	8,100	517,347
The Dun & Bradstreet Corp.	510	65,464
Electronic Arts, Inc. (a)	11,100	652,846
Fidelity National Information Services, Inc.	8,000	544,480
Fiserv, Inc. (a)	9,900	786,060
Intuit, Inc.	12,260	1,188,729
Microsoft Corp.	279,160	11,349,250
MSCI, Inc.	1,000	61,310
Oracle Corp.	183,600	7,922,340
PTC, Inc. (a)	4,400	159,148
Red Hat, Inc. (a)	4,700	356,025
Salesforce.com, Inc. (a)	3,740	249,869

	Number of Shares	Value
SEI Investments Co.	11,200	$493,808
Servicenow, Inc. (a)	2,600	204,828
SolarWinds, Inc. (a)	12,800	655,872
Solera Holdings, Inc.	1,300	67,158
Splunk, Inc. (a)	800	47,360
Veeva Systems, Inc. Class A (a)	11,000	280,830
VeriFone Systems, Inc. (a)	1,900	66,291
VMware, Inc. Class A (a)	3,980	326,400
Workday, Inc. Class A (a)	3,700	312,317

		30,014,264

		100,698,029

Utilities — 0.1%
Electric — 0.1%
Calpine Corp. (a)	11,600	265,292
ITC Holdings Corp.	2,500	93,575

		358,867

TOTAL COMMON STOCK (Cost $439,518,749)		487,332,557

TOTAL EQUITIES (Cost $439,518,749)		487,332,557

MUTUAL FUNDS — 2.2%
Diversified Financial — 2.2%
iShares Russell 1000 Growth Index Fund	111,100	10,990,012

TOTAL MUTUAL FUNDS (Cost $11,037,260)		10,990,012

TOTAL LONG-TERM INVESTMENTS (Cost $450,556,009)		498,322,569

	Principal Amount
SHORT-TERM INVESTMENTS — 0.8%
Repurchase Agreement — 0.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/15, 0.010%, due 4/01/15 (b)	$3,939,675	3,939,675

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/15	260	260

TOTAL SHORT-TERM INVESTMENTS (Cost $3,939,935)		3,939,935

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS — 100.6% (Cost $454,495,944) (c)	$502,262,504

Other Assets/(Liabilities) — (0.6)%	(3,243,369)

NET ASSETS — 100.0%	$499,019,135

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Maturity value of $3,939,676. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 11/25/38, and an aggregate market value, including accrued interest, of $4,018,682.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Cap Opportunities Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.1%

COMMON STOCK — 98.1%
Basic Materials — 6.4%
Chemicals — 2.8%
A. Schulman, Inc.	27,971	$1,348,203
Cytec Industries, Inc.	28,784	1,555,487
Intrepid Potash, Inc. (a) (b)	96,030	1,109,147
Tronox Ltd. Class A	71,540	1,454,408

		5,467,245

Forest Products & Paper — 1.7%
P.H. Glatfelter Co.	118,979	3,275,492

Mining — 1.9%
Century Aluminum Co. (a)	71,080	980,904
Kaiser Aluminum Corp.	33,620	2,585,042

		3,565,946

		12,308,683

Communications — 0.9%
Internet — 0.5%
Zynga, Inc. (a)	378,470	1,078,640

Telecommunications — 0.4%
RigNet, Inc. (a)	25,080	717,037

		1,795,677

Consumer, Cyclical — 10.9%
Airlines — 0.8%
Spirit Airlines, Inc. (a)	19,000	1,469,840

Apparel — 0.5%
Iconix Brand Group, Inc. (a)	29,340	987,878

Automotive & Parts — 1.8%
Dana Holding Corp.	168,975	3,575,511

Entertainment — 0.8%
International Speedway Corp. Class A	45,370	1,479,515

Retail — 7.0%
Brinker International, Inc.	41,600	2,560,896
Krispy Kreme Doughnuts, Inc. (a)	52,310	1,045,677
Mattress Firm Holding Corp. (a) (b)	47,090	3,279,348
Nu Skin Enterprises, Inc. Class A (b)	30,450	1,833,394
Popeyes Louisiana Kitchen, Inc. (a)	44,820	2,681,132
Texas Roadhouse, Inc.	60,160	2,191,629

		13,592,076

		21,104,820

Consumer, Non-cyclical — 29.9%
Agriculture — 0.8%
Universal Corp. (b)	30,830	1,453,943

Biotechnology — 1.8%
Celldex Therapeutics, Inc. (a) (b)	28,440	792,623
Integra LifeSciences Holdings (a)	32,630	2,011,640

	Number of Shares	Value
Ultragenyx Pharmaceutical, Inc. (a)	11,760	$730,178

		3,534,441

Commercial Services — 10.9%
ABM Industries, Inc.	54,690	1,742,423
Booz Allen Hamilton Holding Corp.	50,300	1,455,682
HMS Holdings Corp. (a)	45,004	695,312
James River Group Holdings Ltd.	44,340	1,043,320
KAR Auction Services, Inc.	94,880	3,598,798
Korn/Ferry International	126,043	4,143,034
LifeLock, Inc. (a)	108,350	1,528,819
On Assignment, Inc. (a)	59,240	2,273,039
Paylocity Holding Corp. (a)	71,880	2,058,643
Team Health Holdings, Inc. (a)	40,930	2,394,814

		20,933,884

Foods — 2.6%
Flowers Foods, Inc.	35,800	814,092
Pinnacle Foods, Inc.	102,880	4,198,533

		5,012,625

Health Care – Products — 2.7%
Dexcom, Inc. (a)	24,680	1,538,551
NxStage Medical, Inc. (a)	65,540	1,133,842
Spectranetics Corp. (a) (b)	74,730	2,597,615

		5,270,008

Health Care – Services — 4.9%
Acadia Healthcare Co., Inc. (a)	27,720	1,984,752
HealthSouth Corp.	69,593	3,087,145
WellCare Health Plans, Inc. (a)	48,006	4,390,629

		9,462,526

Household Products — 3.5%
Acco Brands Corp. (a)	249,960	2,077,168
Prestige Brands Holdings, Inc. (a)	109,126	4,680,414

		6,757,582

Pharmaceuticals — 2.7%
Acadia Pharmaceuticals, Inc. (a) (b)	31,770	1,035,384
Aratana Therapeutics, Inc. (a)	51,030	816,990
Esperion Therapeutics, Inc. (a) (b)	5,380	498,188
Keryx Biopharmaceuticals, Inc. (a) (b)	90,630	1,153,720
Kite Pharma, Inc. (a) (b)	8,340	481,051
VWR Corp. (a) (b)	48,400	1,257,916

		5,243,249

		57,668,258

Energy — 4.5%
Energy – Alternate Sources — 0.8%
Renewable Energy Group, Inc. (a)	161,849	1,492,248

Oil & Gas — 1.3%
Western Refining, Inc.	48,810	2,410,726

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Cap Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas Services — 1.6%
NOW, Inc. (a) (b)	144,480	$3,126,547

Pipelines — 0.8%
Cone Midstream Partners LP	91,290	1,589,359

		8,618,880

Financial — 21.2%
Banks — 6.2%
BancorpSouth, Inc.	117,100	2,719,062
FirstMerit Corp.	122,469	2,334,259
MB Financial, Inc.	85,940	2,690,782
Talmer Bancorp, Inc.	71,560	1,095,941
Webster Financial Corp.	81,870	3,033,284

		11,873,328

Insurance — 1.5%
Endurance Specialty Holdings Ltd.	32,480	1,985,827
Old Republic International Corp.	61,220	914,627

		2,900,454

Real Estate Investment Trusts (REITS) — 9.5%
Apollo Commercial Real Estate Finance, Inc.	125,002	2,147,534
Chatham Lodging Trust	113,475	3,337,300
CYS Investments, Inc.	109,560	976,180
DuPont Fabros Technology, Inc.	64,570	2,110,147
LaSalle Hotel Properties	92,906	3,610,327
Mid-America Apartment Communities, Inc.	16,741	1,293,577
Redwood Trust, Inc.	66,500	1,188,355
STAG Industrial, Inc.	155,990	3,668,885

		18,332,305

Savings & Loans — 4.0%
BankUnited, Inc.	85,538	2,800,514
First Niagara Financial Group, Inc.	214,360	1,894,942
Flagstar Bancorp, Inc. (a)	113,709	1,649,918
Oritani Financial Corp.	95,958	1,396,189

		7,741,563

		40,847,650

Industrial — 9.6%
Aerospace & Defense — 0.7%
AAR Corp.	42,869	1,316,078

Building Materials — 1.5%
Boise Cascade Co. (a)	50,390	1,887,609
Masonite International Corp. (a)	15,860	1,066,744

		2,954,353

Electrical Components & Equipment — 1.6%
Generac Holdings, Inc. (a) (b)	29,130	1,418,340
Greatbatch, Inc. (a)	27,572	1,595,040

		3,013,380

	Number of Shares	Value
Engineering & Construction — 0.7%
AECOM (a)	43,196	$1,331,301

Manufacturing — 1.5%
Matthews International Corp. Class A	27,240	1,403,132
SPX Corp.	16,550	1,405,095

		2,808,227

Metal Fabricate & Hardware — 0.7%
Rexnord Corp. (a)	52,150	1,391,884

Transportation — 2.2%
Saia, Inc. (a)	25,993	1,151,490
Swift Transportation Co. (a)	66,509	1,730,564
XPO Logistics, Inc. (a) (b)	30,420	1,383,197

		4,265,251

Trucking & Leasing — 0.7%
The Greenbrier Cos., Inc. (b)	23,400	1,357,200

		18,437,674

Technology — 14.4%
Computers — 4.0%
CACI International, Inc. Class A (a)	20,840	1,873,933
FleetMatics Group PLC (a)	24,770	1,110,935
Fortinet, Inc. (a)	69,917	2,443,599
j2 Global, Inc.	35,686	2,343,856

		7,772,323

Semiconductors — 5.2%
Cavium, Inc. (a)	43,140	3,055,175
Cypress Semiconductor Corp.	126,731	1,788,174
IPG Photonics Corp. (a) (b)	12,300	1,140,210
MKS Instruments, Inc.	67,680	2,288,261
Semtech Corp. (a)	68,879	1,835,281

		10,107,101

Software — 5.2%
Guidewire Software, Inc. (a)	44,470	2,339,567
Imperva, Inc. (a)	61,140	2,610,678
Proofpoint, Inc. (a)	33,870	2,005,781
SYNNEX Corp.	39,070	3,018,157

		9,974,183

		27,853,607

Utilities — 0.3%
Water — 0.3%
Aqua America, Inc.	24,763	652,505

TOTAL COMMON STOCK (Cost $155,396,715)		189,287,754

TOTAL EQUITIES (Cost $155,396,715)		189,287,754

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Cap Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 11.4%
Diversified Financial — 11.4%
State Street Navigator Securities Lending Prime Portfolio (c)	21,917,706	$21,917,706

TOTAL MUTUAL FUNDS (Cost $21,917,706)		21,917,706

TOTAL LONG-TERM INVESTMENTS (Cost $177,314,421)		211,205,460

	Principal Amount
SHORT-TERM INVESTMENTS — 1.6%
Repurchase Agreement — 1.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/15, 0.010%, due 4/01/15 (d)	$3,080,416	3,080,416

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/15	487	487

TOTAL SHORT-TERM INVESTMENTS (Cost $3,080,903)		3,080,903

TOTAL INVESTMENTS — 111.1% (Cost $180,395,324) (e)		214,286,363

Other Assets/(Liabilities) — (11.1)%		(21,332,737)

NET ASSETS — 100.0%		$192,953,626

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2015, was $21,399,557 or 11.09% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $3,080,416. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/15/40, and an aggregate market value, including accrued interest, of $3,143,484.
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.8%

COMMON STOCK — 96.8%
Basic Materials — 1.5%
Chemicals — 1.1%
Linde AG	21,990	$4,483,084

Iron & Steel — 0.1%
Vale SA (a)	118,650	670,373

Mining — 0.3%
Alrosa AO (b)	961,733	1,165,978

		6,319,435

Communications — 16.9%
Internet — 7.4%
eBay, Inc. (b)	157,450	9,081,716
Facebook, Inc. Class A (b)	76,810	6,314,934
Google, Inc. Class A (b)	11,580	6,423,426
Google, Inc. Class C (b)	10,460	5,732,080
JD.com, Inc. (b)	79,735	2,342,615
Qihoo 360 Technology Co. Ltd. (a) (b)	22,800	1,167,360

		31,062,131

Media — 5.4%
The McGraw Hill Financial, Inc.	112,360	11,618,024
The Walt Disney Co.	82,010	8,602,029
Zee Entertainment Enterprises Ltd.	441,132	2,405,082

		22,625,135

Telecommunications — 4.1%
KDDI Corp.	309,138	7,003,870
Telefonaktiebolaget LM Ericsson Class B	826,382	10,370,970

		17,374,840

		71,062,106

Consumer, Cyclical — 6.1%
Apparel — 0.5%
Tod’s SpA (a)	24,260	2,201,557

Entertainment — 0.5%
Gtech SpA (a)	108,442	2,150,217

Retail — 5.0%
Inditex SA	222,684	7,139,724
Kering	28,380	5,547,243
McDonald’s Corp.	31,370	3,056,693
Tiffany & Co.	60,690	5,341,327

		21,084,987

Textiles — 0.1%
Brunello Cucinelli SpA (a)	16,619	292,423

		25,729,184

	Number of Shares	Value
Consumer, Non-cyclical — 23.3%
Beverages — 1.3%
AMBEV SA	397,920	$2,292,019
Fomento Economico Mexicano SAB de CV, Series B Sponsored ADR (Mexico) (a) (b)	33,203	3,104,481

		5,396,500

Biotechnology — 4.1%
Biogen, Inc. (b)	11,170	4,716,421
Bluebird Bio, Inc. (b)	11,450	1,382,816
Celldex Therapeutics, Inc. (a) (b)	172,550	4,808,968
Circassia Pharmaceuticals PLC (b)	440,620	1,828,885
Theravance Biopharma, Inc. (a) (b)	22,214	385,413
Vertex Pharmaceuticals, Inc. (b)	35,930	4,238,662

		17,361,165

Cosmetics & Personal Care — 1.9%
Colgate-Palmolive Co.	117,850	8,171,719

Foods — 2.7%
Nestle SA	55,270	4,172,853
Unilever PLC	168,302	7,019,592

		11,192,445

Health Care – Products — 1.8%
St. Jude Medical, Inc.	40,090	2,621,886
Zimmer Holdings, Inc.	41,970	4,932,314

		7,554,200

Health Care – Services — 4.0%
Aetna, Inc.	79,660	8,486,180
Anthem, Inc.	54,480	8,412,257

		16,898,437

Pharmaceuticals — 7.5%
Acadia Pharmaceuticals, Inc. (b)	72,030	2,347,458
Bayer AG	46,877	7,043,516
BioMarin Pharmaceutical, Inc. (b)	31,260	3,895,621
Clovis Oncology, Inc. (a) (b)	32,350	2,401,341
Gilead Sciences, Inc. (b)	53,690	5,268,600
Medivation, Inc. (b)	16,430	2,120,620
Roche Holding AG	13,671	3,769,678
Shire Ltd.	37,450	2,978,037
Theravance, Inc. (a)	92,520	1,454,414

		31,279,285

		97,853,751

Diversified — 1.8%
Holding Company – Diversified — 1.8%
LVMH Moet Hennessy Louis Vuitton SE	42,570	7,512,841

Energy — 1.6%
Oil & Gas — 0.6%
Repsol YPF SA	137,551	2,558,095

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas Services — 1.0%
Technip SA	66,020	$4,001,291

		6,559,386

Financial — 19.6%
Banks — 5.8%
Banco Bilbao Vizcaya Argentaria SA	476,969	4,813,518
Deutsche Bank AG	103,721	3,608,665
ICICI Bank Ltd. Sponsored ADR (India)	608,040	6,299,294
Itau Unibanco Holding SA Sponsored ADR (Brazil)	234,995	2,599,045
Societe Generale SA	73,590	3,557,888
Sumitomo Mitsui Financial Group, Inc.	95,700	3,667,154

		24,545,564

Diversified Financial — 7.9%
BM&F BOVESPA SA	597,700	2,089,998
Citigroup, Inc.	156,420	8,058,758
Credit Suisse Group	186,042	5,008,573
Earthport PLC (b)	999,432	650,746
FNF Group	88,530	3,254,363
The Goldman Sachs Group, Inc.	33,090	6,219,927
UBS Group AG	413,776	7,765,595

		33,047,960

Insurance — 4.6%
Allianz SE	41,182	7,155,857
The Dai-ichi Life Insurance Co. Ltd.	310,600	4,512,460
Prudential PLC	313,252	7,756,185

		19,424,502

Real Estate — 1.3%
DLF Ltd.	1,751,278	4,410,925
Seibu Holdings, Inc. (a)	32,600	843,061

		5,253,986

		82,272,012

Industrial — 16.9%
Aerospace & Defense — 2.9%
Embraer SA Sponsored ADR (Brazil)	107,990	3,320,693
European Aeronautic Defence and Space Co.	136,900	8,895,825

		12,216,518

Electrical Components & Equipment — 1.1%
Emerson Electric Co.	56,330	3,189,405
Prysmian SpA	75,575	1,556,917

		4,746,322

Electronics — 7.5%
Fanuc Corp.	16,000	3,496,427
Keyence Corp.	13,920	7,603,233
Kyocera Corp.	91,500	5,021,872
Murata Manufacturing Co. Ltd.	71,310	9,824,367

	Number of Shares	Value
Nidec Corp. (a)	83,400	$5,546,381

		31,492,280

Machinery – Diversified — 0.4%
FLSmidth & Co. A/S (a)	37,298	1,679,004

Manufacturing — 2.3%
3M Co.	37,250	6,144,387
Siemens AG	33,994	3,680,347

		9,824,734

Metal Fabricate & Hardware — 1.6%
Assa Abloy AB Series B	108,978	6,495,224

Transportation — 1.1%
United Parcel Service, Inc. Class B	46,660	4,523,220

		70,977,302

Technology — 9.1%
Semiconductors — 4.0%
Altera Corp.	219,590	9,422,607
Maxim Integrated Products, Inc.	210,770	7,336,904

		16,759,511

Software — 5.1%
Adobe Systems, Inc. (b)	93,550	6,917,087
Intuit, Inc.	76,820	7,448,467
SAP SE	99,830	7,249,220

		21,614,774

		38,374,285

TOTAL COMMON STOCK (Cost $252,986,476)		406,660,302

PREFERRED STOCK — 2.0%
Communications — 0.0%
Media — 0.0%
Zee Entertainment Enterprises Ltd. 6.000%	11,204,529	148,603

Consumer, Cyclical — 2.0%
Auto Manufacturers — 2.0%
Bayerische Motoren Werke AG 3.710%	88,107	8,158,415

TOTAL PREFERRED STOCK (Cost $3,351,564)		8,307,018

TOTAL EQUITIES (Cost $256,338,040)		414,967,320

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 6.2%
Diversified Financial — 6.2%
Oppenheimer Institutional Money Market Fund Class E (c)	8,845,998	$8,845,998
State Street Navigator Securities Lending Prime Portfolio (d)	17,113,933	17,113,933

		25,459,931

TOTAL MUTUAL FUNDS (Cost $25,959,931)		25,959,931

RIGHTS — 0.0%
Financial — 0.0%
Banks — 0.0%
Banco Bilbao Vizcaya Argentaria SA, Expires 4/14/15 (b)	476,969	68,723

TOTAL RIGHTS (Cost $67,577)		68,723

TOTAL LONG-TERM INVESTMENTS (Cost $282,365,548)		440,995,974

TOTAL INVESTMENTS — 105.0% (Cost $282,365,548) (e)		440,995,974

Other Assets/(Liabilities) — (5.0)%		(21,092,848)

NET ASSETS — 100.0%		$419,903,126

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2015, was $16,402,788 or 3.91% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	See Note 6 for aggregate cost for federal tax purposes.

Country weightings, as a percentage of net assets, is as follows:

United States	50.0%
Japan	11.3%
Germany	9.9%
Switzerland	4.9%
France	4.9%
United Kingdom	4.8%
Sweden	4.0%
Spain	3.5%
India	3.2%
Brazil	2.6%
Netherlands	2.1%
Italy	1.5%
Cayman Islands	0.9%
Mexico	0.7%
Denmark	0.4%
Russia	0.3%

Total Long-Term Investments	105.0%
Other Assets and Liabilities	(5.0)%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.8%

COMMON STOCK — 97.8%
Basic Materials — 3.8%
Chemicals — 3.8%
Brenntag AG	91,870	$5,507,664
Essentra PLC	510,322	7,510,306
Syngenta AG	21,701	7,381,226

		20,399,196

Communications — 13.6%
Internet — 3.0%
Iliad SA	17,040	3,981,118
United Internet AG	121,422	5,536,140
Yahoo! Japan Corp. (a)	1,227,400	5,072,881
Yoox SpA (a) (b)	48,287	1,335,430

		15,925,569

Media — 3.4%
Grupo Televisa SAB Sponsored ADR (Mexico) (b)	155,210	5,123,482
ProSiebenSat.1 Media AG	130,447	6,410,440
Sky PLC	362,601	5,335,782
Zee Entertainment Enterprises Ltd.	226,518	1,234,992

		18,104,696

Telecommunications — 7.2%
BT Group PLC	1,036,446	6,714,966
Inmarsat PLC	295,950	4,060,222
Nippon Telegraph & Telephone Corp.	115,000	7,086,442
SES SA	151,020	5,345,376
Telecity Group PLC (a)	227,990	2,957,777
Telefonaktiebolaget LM Ericsson Class B	524,050	6,576,749
Vodafone Group PLC	1,694,440	5,537,500

		38,279,032

		72,309,297

Consumer, Cyclical — 19.9%
Apparel — 2.4%
Burberry Group PLC	286,212	7,350,460
Hermes International	4,376	1,544,715
Prada SpA	621,700	3,705,079

		12,600,254

Auto Manufacturers — 1.3%
Bayerische Motoren Werke AG	54,809	6,859,376

Automotive & Parts — 3.3%
Continental AG	39,257	9,298,427
Valeo SA	55,862	8,350,898

		17,649,325

Distribution & Wholesale — 1.2%
Wolseley PLC	105,357	6,231,643

	Number of Shares	Value
Entertainment — 1.2%
William Hill PLC	1,160,960	$6,380,597

Home Furnishing — 0.8%
SEB SA	61,247	4,413,148

Leisure Time — 1.4%
Carnival Corp.	159,130	7,612,779

Retail — 8.3%
Cie Financiere Richemont SA	64,066	5,157,650
CP ALL PCL	4,604,700	5,801,865
Dollarama, Inc.	159,832	8,934,590
Domino’s Pizza UK & IRL PLC	449,600	5,169,539
Hudson’s Bay Co.	248,000	5,134,073
Inditex SA	173,939	5,576,855
Kering	18,190	3,555,474
Swatch Group AG	11,890	5,038,178

		44,368,224

		106,115,346

Consumer, Non-cyclical — 26.7%
Agriculture — 0.6%
Swedish Match AB	100,338	2,951,309

Beverages — 2.6%
Diageo PLC	106,797	2,944,735
Heineken NV	91,006	6,949,251
Pernod-Ricard SA	35,285	4,163,777

		14,057,763

Biotechnology — 1.2%
CSL Ltd.	88,500	6,197,838

Commercial Services — 7.6%
Aggreko PLC	198,402	4,486,552
Bunzl PLC	269,009	7,298,889
Dignity PLC	127,057	3,435,845
Edenred	176,625	4,402,928
Experian PLC	309,839	5,131,206
Intertek Group PLC	153,480	5,682,065
Prosegur Cia de Seguridad SA	938,066	5,340,294
SGS SA	2,458	4,702,243

		40,480,022

Foods — 5.2%
Aryzta AG	114,689	7,027,482
Barry Callebaut AG	4,002	3,916,580
Danone SA	58,525	3,938,566
Saputo, Inc.	158,372	4,352,714
The SPAR Group Ltd.	107,334	1,667,194
Unilever PLC	156,795	6,539,654

		27,442,190

Health Care – Products — 3.2%
Cie Generale d’Optique Essilor International SA	36,270	4,164,654

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
DiaSorin SpA	87,421	$3,843,935
Sonova Holding AG	39,028	5,412,550
William Demant Holding (b)	43,874	3,726,113

		17,147,252

Health Care – Services — 0.4%
Sonic Healthcare Ltd. (a)	152,267	2,365,574

Household Products — 1.1%
Reckitt Benckiser Group PLC	70,102	6,008,032

Pharmaceuticals — 4.8%
Galenica AG (a)	4,402	3,849,050
Grifols SA	117,528	5,046,457
Indivior PLC (b)	71,072	199,971
Novo Nordisk A/S	158,625	8,487,478
Roche Holding AG	28,245	7,788,353

		25,371,309

		142,021,289

Diversified — 0.9%
Holding Company – Diversified — 0.9%
LVMH Moet Hennessy Louis Vuitton SE	28,590	5,045,621

Energy — 0.6%
Oil & Gas Services — 0.6%
Schoeller-Bleckmann Oilfield Equipment AG	12,197	777,161
Technip SA	40,660	2,464,291

		3,241,452

Financial — 4.5%
Banks — 0.8%
ICICI Bank Ltd. Sponsored ADR (India)	420,755	4,359,022

Diversified Financial — 2.6%
ICAP PLC	952,603	7,443,430
Tullett Prebon PLC	325,909	1,797,613
UBS Group AG	248,137	4,656,944

		13,897,987

Insurance — 1.1%
Prudential PLC	232,832	5,764,969

		24,021,978

Industrial — 18.3%
Aerospace & Defense — 3.2%
Empresa Brasileira de Aeronautica SA	389,619	2,997,022
European Aeronautic Defence and Space Co.	118,880	7,724,877
Rolls-Royce Holdings PLC	463,151	6,538,589

		17,260,488

Building Materials — 1.8%
James Hardie Industries NV	385,700	4,459,792

	Number of Shares	Value
Sika AG	1,399	$5,005,021

		9,464,813

Electrical Components & Equipment — 2.0%
Legrand SA	93,410	5,034,228
Schneider Electric SE	70,000	5,444,859

		10,479,087

Electronics — 4.1%
Hoya Corp.	157,700	6,325,979
Keyence Corp.	11,109	6,067,838
Nidec Corp. (a)	88,200	5,865,598
Spectris PLC	113,922	3,648,845

		21,908,260

Engineering & Construction — 2.3%
ABB Ltd.	150,331	3,189,556
Boskalis Westminster	88,889	4,376,865
Leighton Holdings Ltd.	185,942	2,982,554
Trevi Finanziaria SpA (a)	536,842	1,664,448

		12,213,423

Machinery – Construction & Mining — 1.4%
Atlas Copco AB Class A Shares	225,849	7,313,850

Machinery – Diversified — 0.5%
The Weir Group PLC	100,214	2,527,065

Manufacturing — 1.4%
Aalberts Industries NV	232,195	7,300,292

Transportation — 1.6%
Koninklijke Vopak NV	111,834	6,180,233
Royal Mail PLC	400,142	2,599,843

		8,780,076

		97,247,354

Technology — 9.5%
Computers — 2.2%
Gemalto NV (a)	43,268	3,450,680
Gemalto NV (a)	21,404	1,706,755
Lenovo Group Ltd.	4,448,000	6,467,396

		11,624,831

Semiconductors — 2.1%
ARM Holdings PLC	167,710	2,745,844
Infineon Technologies AG	686,732	8,222,632

		10,968,476

Software — 5.2%
Amadeus IT Holding SA Class A	170,497	7,311,203
Aveva Group PLC	80,587	1,763,186
Dassault Systemes SA	79,288	5,372,011
The Sage Group PLC	480,473	3,325,247
SAP SE	77,961	5,661,188
Temenos Group AG	132,457	4,557,685

		27,990,520

		50,583,827

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL COMMON STOCK (Cost $464,981,920)		$520,985,360

PREFERRED STOCK — 0.0%
Communications — 0.0%
Media — 0.0%
Zee Entertainment Enterprises Ltd. 6.000%	6,533,478	86,652

TOTAL PREFERRED STOCK (Cost $19,495)		86,652

TOTAL EQUITIES (Cost $465,001,415)		521,072,012

MUTUAL FUNDS — 5.9%
Diversified Financial — 5.9%
Oppenheimer Institutional Money Market Fund Class E (c)	10,265,352	10,265,352
State Street Navigator Securities Lending Prime Portfolio (d)	21,062,048	21,062,048

		31,327,400

TOTAL MUTUAL FUNDS (Cost $31,327,400)		31,327,400

WARRANTS — 0.0%
Consumer, Non-cyclical — 0.0%
Biotechnology — 0.0%
Mei Pharma, Inc., Expires 5/10/17, Strike 7.14 (b) (e)	301,298	-

TOTAL WARRANTS (Cost $0)		-

TOTAL LONG-TERM INVESTMENTS (Cost $496,328,815)		552,399,412

TOTAL INVESTMENTS — 103.7% (Cost $496,328,815) (f)		552,399,412

Other Assets/(Liabilities) — (3.7)%		(19,645,430)

NET ASSETS — 100.0%		$532,753,982

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2015, was $20,032,593 or 3.76% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2015, these securities amounted to a value of $0 or 0.00% of net assets.
(f)	See Note 6 for aggregate cost for federal tax purposes.

Country weightings, as a percentage of net assets, is as follows:

United Kingdom	25.6%
Switzerland	12.7%
France	11.6%
Germany	8.9%
Netherlands	7.9%
United States	5.9%
Japan	5.7%
Spain	4.4%
Canada	3.5%
Sweden	3.2%
Denmark	2.3%
Australia	2.2%
Italy	2.0%
Panama	1.4%
Hong Kong	1.2%
Thailand	1.1%
India	1.1%
Luxembourg	1.0%
Mexico	1.0%
Brazil	0.6%
South Africa	0.3%
Austria	0.1%

Total Long-Term Investments	103.7%
Other Assets and Liabilities	(3.7)%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 93.8%

COMMON STOCK — 91.6%
Basic Materials — 2.3%
Chemicals — 0.2%
Asian Paints Ltd.	18,808	$242,140

Mining — 2.1%
Alrosa AO (a)	823,433	998,307
First Quantum Minerals Ltd.	1,595	19,331
Glencore PLC	594,545	2,503,027

		3,520,665

		3,762,805

Communications — 18.8%
Internet — 13.0%
Alibaba Group Holding Ltd. Sponsored ADR (Cayman Islands) (a)	16,800	1,398,432
B2W Cia Digital (a)	66,024	412,708
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	34,620	7,214,808
JD.com, Inc. (a)	84,853	2,492,981
MercadoLibre, Inc. (b)	12,090	1,481,267
NAVER Corp.	2,802	1,691,004
Tencent Holdings Ltd.	264,593	5,005,432
Yandex NV (a)	124,550	1,888,801

		21,585,433

Media — 2.3%
Grupo Televisa SAB Sponsored ADR (Mexico) (a)	66,880	2,207,708
Zee Entertainment Enterprises Ltd.	289,874	1,580,413

		3,788,121

Telecommunications — 3.5%
America Movil SAB de CV Series L ADR (Mexico)	146,900	3,005,574
MTN Group Ltd.	84,129	1,417,827
Telefonica Brasil SA Sponsored ADR (Brazil) (b)	93,850	1,434,967

		5,858,368

		31,231,922

Consumer, Cyclical — 12.4%
Apparel — 1.9%
Prada SpA	536,200	3,195,534

Leisure Time — 0.6%
Qunar Cayman Islands Ltd. (a)	22,800	940,500

Lodging — 2.9%
Galaxy Entertainment Group Ltd.	161,000	727,935
Genting Bhd	733,000	1,780,241
Homeinns Hotel Group ADR (Cayman Islands) (a)	28,520	675,068
Melco Crown Entertainment Ltd. ADR (Cayman Islands) (b)	73,400	1,575,164

	Number of Shares	Value
SJM Holdings Ltd.	32,000	$41,703

		4,800,111

Retail — 7.0%
Almacenes Exito SA (c)	46,100	439,043
Almacenes Exito SA	65,579	630,567
Astra International Tbk PT	4,405,000	2,885,143
Cie Financiere Richemont SA	24,158	1,944,846
CP ALL PCL	1,212,500	1,527,735
Jollibee Foods Corp.	195,200	960,296
Kering	4,913	960,310
SM Investments Corp.	77,990	1,568,826
Wal-Mart de Mexico SAB de CV	257,811	642,436

		11,559,202

		20,495,347

Consumer, Non-cyclical — 18.9%
Beverages — 5.0%
AMBEV SA	215,810	1,243,066
Anadolu Efes Biracilik Ve Malt Sanayii AS (a)	95,514	799,514
Fomento Economico Mexicano SAB de CV (a)	168,440	1,574,580
Nigerian Breweries PLC	928,824	670,405
Pernod-Ricard SA	14,097	1,663,504
SABMiller PLC	33,056	1,729,778
Tsingtao Brewery Co. Ltd.	96,000	642,648

		8,323,495

Commercial Services — 3.2%
DP World Ltd.	90,364	1,951,862
Estacio Participacoes SA	181,800	1,056,093
Kroton Educacional SA	163,647	527,621
New Oriental Education & Technology Group, Inc. Sponsored ADR (Cayman Islands) (a)	78,760	1,746,109

		5,281,685

Cosmetics & Personal Care — 0.7%
Colgate-Palmolive India Ltd.	15,230	488,047
Natura Cosmeticos SA	81,100	683,552

		1,171,599

Foods — 5.1%
BIM Birlesik Magazalar AS	36,768	652,033
Casino Guichard-Perrachon SA	410	36,269
Magnit OJSC (a)	24,364	4,758,463
Tingyi Cayman Islands Holding Corp.	898,000	1,931,958
Ulker Biskuvi Sanayi AS	44,779	336,555
Want Want China Holdings Ltd.	747,000	790,655

		8,505,933

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Products — 0.1%
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	236,000	$207,581

Health Care – Services — 0.9%
Apollo Hospitals Enterprise Ltd.	51,315	1,114,911
Diagnosticos da America SA	103,200	290,695

		1,405,606

Household Products — 0.3%
Unilever Indonesia Tbk PT	135,500	410,488

Pharmaceuticals — 3.6%
Cipla Ltd/India	78,479	891,334
Divi’s Laboratories Ltd.	2,722	76,808
Dr Reddy’s Laboratories Ltd.	28,152	1,583,001
Glenmark Pharmaceuticals Ltd.	37,879	475,239
Lupin Ltd.	9,998	320,596
Sinopharm Group Co.	445,200	1,810,413
Sun Pharmaceutical Industries Ltd.	52,942	862,010

		6,019,401

		31,325,788

Diversified — 3.8%
Holding Company – Diversified — 3.8%
Alfa SAB de CV (a)	84,803	171,513
Haci Omer Sabanci Holding AS	374,543	1,320,342
Jardine Strategic Holdings Ltd.	49,744	1,737,871
LVMH Moet Hennessy Louis Vuitton SE	17,138	3,024,549

		6,254,275

Energy — 2.9%
Oil & Gas — 2.4%
NovaTek OAO (d)	39,332	2,927,127
Tullow Oil PLC	203,865	851,279
Vallares PLC (a)	27,667	192,985

		3,971,391

Oil & Gas Services — 0.5%
China Oilfield Services Ltd.	464,000	768,960

		4,740,351

Financial — 20.3%
Banks — 4.3%
Bancolombia SA Sponsored ADR (Colombia) (b)	17,070	671,363
Commercial International Bank	119,459	889,294
Grupo Financiero Inbursa SAB de CV	618,328	1,558,234
Guaranty Trust Bank PLC	3,306,980	436,113
ICICI Bank Ltd. Sponsored ADR (India)	245,780	2,546,281
Kotak Mahindra Bank Ltd.	20,041	418,608
Zenith Bank PLC	5,168,373	544,750

		7,064,643

	Number of Shares	Value
Diversified Financial — 8.2%
BM&F BOVESPA SA	489,800	$1,712,700
Grupo Financiero Banorte SAB de CV Class O	426,251	2,471,409
Hong Kong Exchanges and Clearing Ltd.	59,146	1,445,255
Housing Development Finance Corp.	281,412	5,916,061
Old Mutual PLC (b)	599,386	1,983,941

		13,529,366

Insurance — 3.2%
AIA Group Ltd.	400,600	2,508,190
China Life Insurance Co. Ltd.	328,000	1,440,253
China Pacific Insurance Group Co. Ltd. Class H	181,600	861,538
Sul America SA	115,900	516,031

		5,326,012

Investment Companies — 1.3%
Grupo Aval Acciones y Valores (b)	146,360	1,312,849
Grupo de Inversiones Suramericana SA	62,937	812,372

		2,125,221

Real Estate — 3.3%
Cyrela Brazil Realty SA	146,800	609,453
Hang Lung Properties Ltd.	791,000	2,216,850
Hang Lung Properties Ltd.	166,000	757,524
SM Prime Holdings, Inc.	3,108,600	1,388,170
SOHO China Ltd.	861,500	585,456

		5,557,453

		33,602,695

Industrial — 4.5%
Aerospace & Defense — 1.1%
Embraer SA Sponsored ADR (Brazil)	58,560	1,800,720

Building Materials — 1.8%
Ambuja Cements Ltd.	187,347	760,640
Indocement Tunggal Prakarsa Tbk PT	436,000	730,413
Semen Indonesia Persero Tbk PT	678,500	706,772
Ultratech Cement Ltd.	16,481	760,107

		2,957,932

Engineering & Construction — 0.8%
Airports of Thailand PCL	42,300	363,983
Grupo Aeroportuario del Sureste SAB de CV (a)	35,888	482,624
Larsen & Toubro Ltd.	17,921	491,783

		1,338,390

Metal Fabricate & Hardware — 0.8%
Tenaris SA Sponsored ADR (Luxembourg) (b)	49,900	1,397,200

		7,494,242

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 7.7%
Computers — 1.1%
Tata Consultancy Services Ltd.	46,607	$1,905,149

Semiconductors — 3.4%
MediaTek, Inc.	154,000	2,081,674
Taiwan Semiconductor Manufacturing Co. Ltd.	763,000	3,539,801

		5,621,475

Software — 3.2%
Infosys Technologies Ltd.	149,673	5,289,394

		12,816,018

TOTAL COMMON STOCK (Cost $155,846,502)		151,723,443

PREFERRED STOCK — 2.2%
Communications — 0.1%
Media — 0.1%
Zee Entertainment Enterprises Ltd. 6.000%	6,129,060	81,289

Consumer, Cyclical — 1.3%
Retail — 1.3%
Lojas Americanas SA 0.720%	417,700	2,152,924

Consumer, Non-cyclical — 0.5%
Foods — 0.5%
Cia Brasileira de Distribuicao Grupo Pao de Acucar Class A 1.030%	29,300	879,032

Financial — 0.3%
Banks — 0.3%
Banco Davivienda SA 3.570%	54,800	533,246

TOTAL PREFERRED STOCK (Cost $4,171,747)		3,646,491

TOTAL EQUITIES (Cost $160,018,249)		155,369,934

MUTUAL FUNDS — 4.0%
Diversified Financial — 4.0%
State Street Navigator Securities Lending Prime Portfolio (e)	6,660,154	6,660,154

TOTAL MUTUAL FUNDS (Cost $6,660,154)		6,660,154

	Number of Shares	Value
WARRANTS — 0.0%
Consumer, Cyclical — 0.0%
Lodging — 0.0%
Genting BHD, Expires 12/18/18, Strike Price 7.96 (a)	121,100	$59,839

TOTAL WARRANTS (Cost $57,060)		59,839

TOTAL LONG-TERM INVESTMENTS (Cost $166,735,463)		162,089,927

	Principal Amount
SHORT-TERM INVESTMENTS — 6.3%
Repurchase Agreement — 6.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/15, 0.010%, due 4/01/15 (f)	$10,455,148	10,455,148

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/15	5,958	5,958

TOTAL SHORT-TERM INVESTMENTS (Cost $10,461,106)		10,461,106

TOTAL INVESTMENTS — 104.1% (Cost $177,196,569) (g)		172,551,033

Other Assets/(Liabilities) — (4.1)%		(6,860,489)

NET ASSETS — 100.0%		$165,690,544

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2015, was $6,493,855 or 3.92% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, these securities amounted to a value of $439,043 or 0.26% of net assets.
(d)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2015, these securities amounted to a value of $2,927,127 or 1.77% of net assets.
(e)	Represents investment of security lending collateral. (Note 2).
(f)	Maturity value of $10,455,151. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $10,667,051.
(g)	See Note 6 for aggregate cost for federal tax purposes.

Country weightings, as a percentage of net assets, is as follows:

India	15.7%
Cayman Islands	14.7%
Brazil	8.0%
Mexico	7.3%
Russia	5.2%
United States	4.9%
Hong Kong	4.6%
United Kingdom	4.4%
China	3.5%
France	3.4%
Taiwan	3.4%
Indonesia	2.9%
Colombia	2.7%
Philippines	2.4%
Italy	1.9%
Turkey	1.9%
United Arab Emirates	1.2%
Switzerland	1.2%
Thailand	1.1%
Netherlands	1.1%
Malaysia	1.1%
Bermuda	1.0%
Republic of Korea	1.0%
Nigeria	1.0%
South Africa	0.9%
Luxembourg	0.8%
Egypt	0.5%
Canada	0.0%

Total Long-Term Investments	97.8%
Short-Term Investments and Other Assets and Liabilities	2.2%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Funds – Financial Statements

Statements of Assets and Liabilities

March 31, 2015 (Unaudited)

	MassMutual Premier Money Market Fund	MassMutual Premier Short-Duration Bond Fund
Assets:
Investments, at value (Note 2) (a)	$-	$570,937,218
Short-term investments, at value (Note 2) (b)	359,211,276	18,459,745

Total investments	359,211,276	589,396,963

Foreign currency, at value (c)	-	-
Receivables from:
Investments sold	-	1,396,610
Investments sold on a when-issued basis (Note 2)	-	-
Collateral held for reverse repurchase agreements (Note 2)	-	-
Investment adviser (Note 3)	106,246	-
Fund shares sold	1,079,524	181,209
Collateral held for open swap agreements (Note 2)	-	451,000
Variation margin on open derivative instruments (Note 2)	-	201,674
Interest and dividends	51,858	3,723,705
Prepaid expenses	16,275	46,623

Total assets	360,465,179	595,397,784

Liabilities:
Payables for:
Investments purchased	-	8,045,604
Reverse repurchase agreements (Note 2)	-	-
Interest for reverse repurchase agreements (Note 2)	-	-
Fund shares repurchased	5,735,062	5,433,414
Investments purchased on a when-issued basis (Note 2)	-	-
Trustees’ fees and expenses (Note 3)	98,314	83,895
Variation margin on open derivative instruments (Note 2)	-	27
Collateral pledged for when-issued securities (Note 2)	-	-
Affiliates (Note 3):
Investment advisory fees	117,863	175,709
Administration fees	40,451	47,027
Service fees	-	48,926
Shareholder service fees	-	19,268
Distribution fees	-	99
Due to custodian	-	-
Accrued expense and other liabilities	28,507	30,183

Total liabilities	6,020,197	13,884,152

Net assets	$354,444,982	$581,513,632

Net assets consist of:
Paid-in capital	$355,352,035	$582,291,851
Undistributed (accumulated) net investment income (loss)	(88,492)	1,133,497
Accumulated net realized gain (loss) on investments and foreign currency transactions	(818,561)	(4,587,320)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	-	2,675,604

Net assets	$354,444,982	$581,513,632

(a) Cost of investments:	$-	$568,649,589
(b) Cost of short-term investments:	$359,211,276	$18,459,745
(c) Cost of foreign currency:	$-	$-

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation- Protected and Income Fund	MassMutual Premier Core Bond Fund	MassMutual Premier Diversified Bond Fund	MassMutual Premier High Yield Fund

$511,155,491	$1,602,966,992	$168,744,013	$250,247,531
133,673,339	357,873,145	36,796,912	14,152,395

644,828,830	1,960,840,137	205,540,925	264,399,926

-	-	3,560	-

611,504	4,170,109	788,440	2,910,556
-	104,062,414	12,293,920	-
242,834	-	-	-
1	-	5,102	6,193
144,735	314,254	35,697	62,734
-	-	-	-
-	41,395	-	-
965,305	9,961,090	1,223,046	4,849,942
40,290	39,166	43,737	38,756

646,833,499	2,079,428,565	219,934,427	272,268,107

375,983	15,526,554	1,951,681	7,376,250
281,344,886	-	-	-
100,833	-	-	-
160,173	551,766	128,522	409,764
1,775,000	435,968,643	46,960,823	1,334,000
44,803	254,256	28,167	31,327
29,157	-	9,097	-
-	2,233,000	-	-

118,406	533,189	58,317	109,716
25,029	109,607	23,472	23,706
16,255	112,389	24,406	19,597
8,419	40,035	9,964	10,264
117	381	71	392
8,089,556	-	-	-
21,258	46,131	16,638	22,615

292,109,875	455,375,951	49,211,158	9,337,631

$354,723,624	$1,624,052,614	$170,723,269	$262,930,476

$356,343,830	$1,561,172,671	$165,426,986	$266,279,229
(5,827,899)	7,695,954	586,242	3,712,334
(6,650,648)	10,412,812	958,612	(7,551,565)
10,858,341	44,771,177	3,751,429	490,478

$354,723,624	$1,624,052,614	$170,723,269	$262,930,476

$499,987,639	$1,556,983,972	$164,649,005	$249,757,053
$133,673,339	$357,873,145	$36,796,912	$14,152,395
$-	$-	$3,775	$-

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2015 (Unaudited)

	MassMutual Premier Money Market Fund	MassMutual Premier Short-Duration Bond Fund
Class I shares:
Net assets	$-	$217,685,870

Shares outstanding (a)	-	20,890,979

Net asset value, offering price and redemption price per share	$-	$10.42

Class R5 shares:
Net assets	$354,444,982	$167,000,945

Shares outstanding (a)	354,703,106	15,982,057

Net asset value, offering price and redemption price per share	$1.00	$10.45

Service Class shares:
Net assets	$-	$77,062,932

Shares outstanding (a)	-	7,421,044

Net asset value, offering price and redemption price per share	$-	$10.38

Administrative Class shares:
Net assets	$-	$42,019,525

Shares outstanding (a)	-	4,060,904

Net asset value, offering price and redemption price per share	$-	$10.35

Class A shares:
Net assets	$-	$77,472,257

Shares outstanding (a)	-	7,528,222

Net asset value and redemption price per share	$-	$10.29

Offering price per share (100/[100-maximum sales charge] of net asset value)	$-	$10.66

Class R4 shares:
Net assets	$-	$164,936

Shares outstanding (a)	-	15,815

Net asset value, offering price and redemption price per share	$-	$10.43

Class R3 shares:
Net assets	$-	$107,167

Shares outstanding (a)	-	10,295

Net asset value, offering price and redemption price per share	$-	$10.41

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation- Protected and Income Fund	MassMutual Premier Core Bond Fund	MassMutual Premier Diversified Bond Fund	MassMutual Premier High Yield Fund

$174,462,744	$700,840,941	$8,922,135	$101,237,215

16,720,681	61,217,835	815,428	11,013,617

$10.43	$11.45	$10.94	$9.19

$61,727,412	$518,343,051	$72,577,945	$40,020,547

5,913,289	45,157,252	7,122,832	4,335,230

$10.44	$11.48	$10.19	$9.23

$80,662,649	$134,351,142	$18,054,536	$63,661,043

7,750,065	11,768,274	1,751,592	6,895,931

$10.41	$11.42	$10.31	$9.23

$11,585,049	$80,757,459	$32,335,562	$24,634,358

1,101,780	7,115,777	3,143,142	2,702,082

$10.51	$11.35	$10.29	$9.12

$25,991,418	$181,093,927	$38,606,863	$31,891,770

2,531,637	16,100,282	3,760,370	3,505,897

$10.27	$11.25	$10.27	$9.10

$10.78	$11.81	$10.78	$9.66

$111,208	$8,047,253	$105,353	$605,122

10,846	716,430	10,296	66,712

$10.25	$11.23	$10.23	$9.07

$183,144	$618,841	$120,875	$880,421

17,815	53,951	11,820	95,152

$10.28	$11.47	$10.23	$9.25

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2015 (Unaudited)

	MassMutual Premier Balanced Fund	MassMutual Premier Value Fund
Assets:
Investments, at value (Note 2) (a)	$163,484,509	$85,516,204
Short-term investments, at value (Note 2) (b)	16,698,645	76,613

Total investments (c)	180,183,154	85,592,817

Cash	7,697	-
Receivables from:
Investments sold	792,076	517,067
Investments sold on a when-issued basis (Note 2)	4,239,268	-
Investment adviser (Note 3)	5,669	7,945
Fund shares sold	32,599	186
Variation margin on open derivative instruments (Note 2)	3,650	-
Interest and dividends	467,716	108,894
Foreign taxes withheld	-	8,167
Prepaid expenses	48,850	44,333

Total assets	185,780,679	86,279,409

Liabilities:
Payables for:
Investments purchased	1,078,614	-
Fund shares repurchased	23,705	19,347
Investments purchased on a when-issued basis (Note 2)	15,668,009	-
Securities on loan (Note 2)	-	-
Trustees’ fees and expenses (Note 3)	29,665	54,301
Affiliates (Note 3):
Investment advisory fees	71,574	38,127
Administration fees	20,869	11,537
Service fees	21,970	4,838
Shareholder service fees	6,392	2,875
Distribution fees	116	63
Due to custodian	-	-
Accrued expense and other liabilities	17,886	18,331

Total liabilities	16,938,800	149,419

Net assets	$168,841,879	$86,129,990

Net assets consist of:
Paid-in capital	$155,097,992	$113,381,486
Undistributed (accumulated) net investment income (loss)	514,522	233,471
Accumulated net realized gain (loss) on investments and foreign currency transactions	3,989,397	(38,388,301)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	9,239,968	10,903,334

Net assets	$168,841,879	$86,129,990

(a) Cost of investments:	$154,203,407	$74,612,870
(b) Cost of short-term investments:	$16,698,645	$76,613
(c) Securities on loan with market value of:	$-	$-

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund	MassMutual Premier Main Street Fund	MassMutual Premier Disciplined Growth Fund	MassMutual Premier Small Cap Opportunities Fund

$357,558,074	$201,632,212	$498,322,569	$211,205,460
1,426,314	5,279,297	3,939,935	3,080,903

358,984,388	206,911,509	502,262,504	214,286,363

-	-	-	-

-	1,511,820	-	359,177
-	-	-	-
-	-	-	-
94,043	8,523	131,727	98,105
-	-	-	-
623,915	283,811	472,005	336,453
-	203	3,535	-
43,839	47,497	49,556	43,067

359,746,185	208,763,363	502,919,327	215,123,165

-	1,024,940	2,999,264	-
224,811	55,126	540,580	7,898
-	-	-	-
-	227,588	-	21,917,706
45,711	27,049	41,559	39,839

141,469	100,759	191,630	97,637
21,763	21,328	36,619	24,082
7,162	8,851	24,677	46,691
5,571	6,677	13,690	13,045
116	77	83	144
-	12	-	-
51,015	21,627	52,090	22,497

497,618	1,494,034	3,900,192	22,169,539

$359,248,567	$207,269,329	$499,019,135	$192,953,626

$339,941,438	$161,486,883	$437,006,688	$152,621,383
1,811,509	458,536	1,500,717	311,077
(8,411,203)	11,246,479	12,745,170	6,130,127
25,906,823	34,077,431	47,766,560	33,891,039

$359,248,567	$207,269,329	$499,019,135	$192,953,626

$331,651,251	$167,553,428	$450,556,009	$177,314,421
$1,426,314	$5,279,297	$3,939,935	$3,080,903
$-	$221,884	$-	$21,399,557

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2015 (Unaudited)

	MassMutual Premier Balanced Fund	MassMutual Premier Value Fund
Class I shares:
Net assets	$38,298,549	$108,742

Shares outstanding (a)	3,152,725	5,088

Net asset value, offering price and redemption price per share	$12.15	$21.37

Class R5 shares:
Net assets	$72,681,463	$63,976,235

Shares outstanding (a)	5,979,180	2,993,855

Net asset value, offering price and redemption price per share	$12.16	$21.37

Service Class shares:
Net assets	$14,090,034	$133,775

Shares outstanding (a)	1,113,456	6,236

Net asset value, offering price and redemption price per share	$12.65	$21.45

Administrative Class shares:
Net assets	$8,501,180	$14,074,103

Shares outstanding (a)	696,895	656,620

Net asset value, offering price and redemption price per share	$12.20	$21.43

Class A shares:
Net assets	$34,811,152	$7,625,552

Shares outstanding (a)	2,922,434	355,904

Net asset value and redemption price per share	$11.91	$21.43

Offering price per share
(100/[100-maximum sales charge] of net asset value)	$12.64	$22.74

Class R4 shares:
Net assets	$107,602	$108,351

Shares outstanding (a)	9,052	5,062

Net asset value, offering price and redemption price per share	$11.89	$21.40

Class R3 shares:
Net assets	$351,899	$103,232

Shares outstanding (a)	29,620	4,842

Net asset value, offering price and redemption price per share	$11.88	$21.32

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund	MassMutual Premier Main Street Fund	MassMutual Premier Disciplined Growth Fund	MassMutual Premier Small Cap Opportunities Fund

$197,804,072	$50,826,804	$208,687,610	$5,364,125

12,344,521	3,511,304	17,193,179	343,390

$16.02	$14.48	$12.14	$15.62

$68,160,539	$101,613,026	$120,536,093	$81,709,506

4,250,141	7,023,450	9,923,004	5,231,783

$16.04	$14.47	$12.15	$15.62

$72,177,367	$6,928,101	$91,642,354	$8,070,124

4,529,198	472,532	7,528,393	517,018

$15.94	$14.66	$12.17	$15.61

$8,635,190	$33,654,714	$34,187,451	$20,544,293

533,349	2,328,169	2,786,802	1,323,993

$16.19	$14.46	$12.27	$15.52

$9,478,834	$14,006,576	$41,813,527	$76,652,395

599,054	976,578	3,478,521	5,017,916

$15.82	$14.34	$12.02	$15.28

$16.79	$15.21	$12.75	$16.21

$2,808,816	$111,018	$1,759,322	$110,808

177,788	7,749	146,435	7,264

$15.80	$14.33	$12.01	$15.25

$183,749	$129,090	$392,778	$502,375

11,533	8,945	32,720	32,953

$15.93	$14.43	$12.00	$15.25

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2015 (Unaudited)

	MassMutual Premier Global Fund	MassMutual Premier International Equity Fund
Assets:
Investments, at value — unaffiliated issuers (Note 2 & 7) (a)	$432,149,976	$542,134,060
Investments, at value — affiliated issuers (Note 2 & 7) (b)	8,845,998	10,265,352
Short-term investments, at value (Note 2) (c)	-	-

Total investments (d)	440,995,974	552,399,412

Foreign currency, at value (e)	37,021	23,764
Receivables from:
Investments sold	37,208	1,733,401
Investment adviser (Note 3)	-	-
Fund shares sold	53,012	427,083
Interest and dividends	534,067	808,719
Foreign tax receivable	-	-
Foreign taxes withheld	174,083	434,919
Prepaid expenses	47,526	49,955

Total assets	441,878,891	555,877,253

Liabilities:
Payables for:
Investments purchased	46,133	657,294
Fund shares repurchased	4,277,883	695,359
Securities on loan (Note 2)	17,113,933	21,062,048
Trustees’ fees and expenses (Note 3)	58,937	108,420
Affiliates (Note 3):
Investment advisory fees	275,953	398,009
Administration fees	50,840	49,153
Service fees	28,401	33,298
Shareholder service fees	24,887	10,869
Distribution fees	923	58
Due to custodian	94	-
Accrued expense and other liabilities	97,781	108,763

Total liabilities	21,975,765	23,123,271

Net assets	$419,903,126	$532,753,982

Net assets consist of:
Paid-in capital	$254,133,119	$473,012,650
Undistributed (accumulated) net investment income (loss)	-	496,443
Distributions in excess of net investment income	(720,555)	-
Accumulated net realized gain (loss) on investments and foreign currency transactions	7,915,187	3,231,473
Net unrealized appreciation (depreciation) on investments and foreign currency translations	158,575,375	56,013,416

Net assets	$419,903,126	$532,753,982

(a) Cost of investments — unaffiliated issuers:	$273,519,550	$486,063,463
(b) Cost of investments — affiliated issuers:	$8,845,998	$10,265,352
(c) Cost of short-term investments:	$-	$-
(d) Securities on loan with market value of:	$16,402,788	$20,032,593
(e) Cost of foreign currency:	$37,235	$23,540

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Emerging Markets Fund

$162,089,927
-
10,461,106

172,551,033

356,895

25,808
54,648
39,210
300,878
55,960
8,767
45,616

173,438,815

235,556
183,514
6,660,154
17,797

144,365
5,777
437
462
59
-
500,150

7,748,271

$165,690,544

$180,900,096
-
(1,033,720)
(9,029,459)
(5,146,373)

$165,690,544

$166,735,463
$-
$10,461,106
$6,493,855
$357,968

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2015 (Unaudited)

	MassMutual Premier Global Fund	MassMutual Premier International Equity Fund
Class I shares:
Net assets	$109,136	$95,186,198

Shares outstanding (a)	7,166	7,764,906

Net asset value, offering price and redemption price per share	$15.23	$12.26

Class R5 shares:
Net assets	$208,306,441	$340,626,408

Shares outstanding (a)	13,679,955	27,786,668

Net asset value, offering price and redemption price per share	$15.23	$12.26

Service Class shares:
Net assets	$29,242,941	$22,729,755

Shares outstanding (a)	1,933,590	1,858,525

Net asset value, offering price and redemption price per share	$15.12	$12.23

Administrative Class shares:
Net assets	$134,369,334	$21,135,099

Shares outstanding (a)	8,829,735	1,736,396

Net asset value, offering price and redemption price per share	$15.22	$12.17

Class A shares:
Net assets	$46,072,745	$52,839,843

Shares outstanding (a)	3,054,736	4,461,758

Net asset value and redemption price per share	$15.08	$11.84

Offering price per share
(100/[100-maximum sales charge] of net asset value)	$16.00	$12.56

Class R4 shares:
Net assets	$268,657	$141,534

Shares outstanding (a)	17,852	11,971

Net asset value, offering price and redemption price per share	$15.05	$11.82

Class R3 shares:
Net assets	$1,533,872	$95,145

Shares outstanding (a)	101,459	8,051

Net asset value, offering price and redemption price per share	$15.12	$11.82

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Emerging Markets Fund

$148,403,024

13,460,308

$11.03

$8,543,704

765,424

$11.16

$7,753,624

703,760

$11.02

$482,337

43,492

$11.09

$317,264

28,895

$10.98

$11.65

$95,461

8,687

$10.99

$95,130

8,661

$10.98

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended March 31, 2015 (Unaudited)

	MassMutual Premier Money Market Fund	MassMutual Premier Short-Duration Bond Fund
Investment income (Note 2):
Dividends	$-	$9,406
Interest (a)	307,531	6,339,180

Total investment income	307,531	6,348,586

Expenses (Note 3):
Investment advisory fees	768,589	1,016,364
Custody fees	22,360	33,064
Interest expense	-	-
Audit fees	15,271	18,030
Legal fees	3,810	3,833
Accounting & Administration fees	35,679	44,979
Proxy fees	512	513
Shareholder reporting fees	9,982	16,063
Trustees’ fees	14,977	18,857
Registration and filing fees	5,760	19,803
Transfer agent fees	1,496	1,496

	878,436	1,173,002
Administration fees:
Class R5	219,597	86,595
Service Class	-	57,637
Administrative Class	-	33,120
Class A	-	58,765
Class R4	-	107
Class R3	-	393
Distribution fees:
Class R3	-	491
Service fees:
Class A	-	97,941
Class R4	-	134
Class R3	-	491
Shareholder service fees:
Service Class	-	19,213
Administrative Class	-	33,120
Class A	-	58,764

Total expenses	1,098,033	1,619,773
Expenses waived (Note 3):
Class I fees reimbursed by adviser	-	-
Class R5 fees reimbursed by adviser	(790,419)	-
Service Class fees reimbursed by adviser	-	-
Administrative Class fees reimbursed by adviser	-	-
Class A fees reimbursed by adviser	-	-
Class R4 fees reimbursed by adviser	-	-
Class R3 fees reimbursed by adviser	-	-

Net expenses	307,614	1,619,773

Net investment income (loss)	(83)	4,728,813

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation - Protected and Income Fund	MassMutual Premier Core Bond Fund	MassMutual Premier Diversified Bond Fund	MassMutual Premier High Yield Fund

$-	$110,985	$10,021	$-
(4,496,217)	23,360,342	2,379,482	9,138,024

(4,496,217)	23,471,327	2,389,503	9,138,024

660,474	2,949,338	314,034	610,667
38,261	75,738	19,217	32,286
293,142	-	-	-
18,004	18,950	18,319	17,421
1,907	9,335	693	1,636
32,398	83,992	43,730	27,438
513	513	513	513
9,940	35,240	5,995	9,330
10,487	48,747	4,290	8,481
24,469	27,236	24,519	23,923
1,496	1,496	1,496	1,496

1,091,091	3,250,585	432,806	733,191

29,970	255,044	34,731	19,428
58,996	100,492	12,175	46,514
8,274	56,959	19,690	17,541
19,741	132,724	29,513	23,666
105	1,014	104	157
914	936	108	688

1,142	1,170	136	860

32,902	221,207	49,188	39,444
131	1,268	130	195
1,142	1,170	136	860

19,666	33,498	4,058	15,505
8,274	56,959	19,690	17,541
19,741	132,724	29,513	23,666

1,292,089	4,245,750	631,978	939,256

-	-	(957)	(12,539)
-	-	(9,488)	(4,980)
-	-	(2,232)	(7,932)
-	-	(3,740)	(2,991)
-	-	(5,316)	(4,030)
-	-	(14)	(22)
-	-	(15)	(90)

1,292,089	4,245,750	610,216	906,672

(5,788,306)	19,225,577	1,779,287	8,231,352

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Operations (Continued)

For the Six Months Ended March 31, 2015 (Unaudited)

	MassMutual Premier Money Market Fund	MassMutual Premier Short-Duration Bond Fund
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	$2,505	$1,501,055
Futures contracts	-	1,940,553
Swap agreements	-	(322,751)
Foreign currency transactions	-	(17,203)

Net realized gain (loss)	2,505	3,101,654

Net change in unrealized appreciation (depreciation) on:
Investment transactions	-	413,569
Futures contracts	-	1,715,109
Swap agreements	-	(789,203)
Translation of assets and liabilities in foreign currencies	-	-

Net change in unrealized appreciation (depreciation)	-	1,339,475

Net realized gain (loss) and change in unrealized appreciation (depreciation)	2,505	4,441,129

Net increase (decrease) in net assets resulting from operations	$2,422	$9,169,942

(a) Net of withholding tax of:	$-	$-

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation - Protected and Income Fund	MassMutual Premier Core Bond Fund	MassMutual Premier Diversified Bond Fund	MassMutual Premier High Yield Fund

$1,562,635	$16,799,465	$1,675,413	$(7,573,262)
(1,071,192)	4,996,934	227,836	-
(101,425)	(831,278)	(138,477)	-
(7,382)	(45,001)	(25,235)	-

382,636	20,920,120	1,739,537	(7,573,262)

9,889,572	9,521,251	906,097	(723,186)
(139,157)	1,637,012	44,677	-
(200,622)	(1,995,307)	(294,263)	-
-	-	(4,719)	-

9,549,793	9,162,956	651,792	(723,186)

9,932,429	30,083,076	2,391,329	(8,296,448)

$4,144,123	$49,308,653	$4,170,616	$(65,096)

$-	$(715)	$-	$-

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended March 31, 2015 (Unaudited)

	MassMutual Premier Balanced Fund	MassMutual Premier Value Fund
Investment income (Note 2):
Dividends (a)	$1,175,034	$874,321
Interest	825,699	21
Securities lending net income	-	4,969

Total investment income	2,000,733	879,311

Expenses (Note 3):
Investment advisory fees	402,391	216,807
Custody fees	21,187	7,590
Audit fees	18,334	17,197
Legal fees	1,032	743
Accounting & Administration fees	47,692	23,955
Proxy fees	513	513
Shareholder reporting fees	6,542	5,370
Trustees’ fees	5,303	2,956
Registration and filing fees	20,051	17,337
Transfer agent fees	1,496	1,496

	524,541	293,964
Administration fees:
Class R5	36,817	32,287
Service Class	9,715	99
Administrative Class	6,276	10,598
Class A	26,182	5,679
Class R4	106	106
Class R3	146	101
Distribution fees:
Class R3	183	127
Service fees:
Class A	43,637	9,464
Class R4	132	133
Class R3	183	127
Shareholder service fees:
Service Class	3,238	33
Administrative Class	6,276	10,598
Class A	26,182	5,679

Total expenses	683,614	368,995
Expenses waived (Note 3):
Class I fees reimbursed by adviser	(4,827)	(42)
Class R5 fees reimbursed by adviser	(9,458)	(25,161)
Service Class fees reimbursed by adviser	(1,667)	(51)
Administrative Class fees reimbursed by adviser	(1,083)	(5,502)
Class A fees reimbursed by adviser	(4,484)	(2,958)
Class R4 fees reimbursed by adviser	(14)	(42)
Class R3 fees reimbursed by adviser	(20)	(40)

Net expenses	662,061	335,199

Net investment income (loss)	1,338,672	544,112

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund	MassMutual Premier Main Street Fund	MassMutual Premier Disciplined Growth Fund	MassMutual Premier Small Cap Opportunities Fund

$4,474,634	$1,707,202	$4,311,493	$1,567,668
135	211	191	155
-	3,126	-	142,522

4,474,769	1,710,539	4,311,684	1,710,345

784,834	560,672	1,024,527	536,570
12,975	13,464	17,001	11,842
17,762	16,488	17,794	16,933
2,188	1,242	2,328	1,143
25,926	24,336	29,985	22,099
513	513	513	513
35,207	7,551	36,506	6,995
10,941	6,460	13,736	5,848
19,742	15,519	25,399	23,475
1,496	1,496	1,496	1,496

911,584	647,741	1,169,285	626,914

35,353	50,131	58,348	39,150
52,864	5,221	66,365	5,580
6,007	25,303	21,153	14,334
8,113	10,477	28,086	56,055
400	108	361	104
181	122	120	167

226	153	150	208

13,522	17,461	46,810	93,424
500	135	451	130
226	153	150	208

17,621	1,741	22,122	1,860
6,007	25,303	21,153	14,334
8,113	10,477	28,086	56,055

1,060,717	794,526	1,462,640	908,523

-	-	-	-
-	-	-	-
-	-	-	-
-	-	-	-
-	-	-	-
-	-	-	-
-	-	-	-

1,060,717	794,526	1,462,640	908,523

3,414,052	916,013	2,849,044	801,822

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Operations (Continued)

For the Six Months Ended March 31, 2015 (Unaudited)

	MassMutual Premier Balanced Fund	MassMutual Premier Value Fund
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	$5,460,410	$4,679,083
Futures contracts	103,916	-
Swap agreements	(30,096)	-
Foreign currency transactions	(1,655)	(482)

Net realized gain (loss)	5,532,575	4,678,601

Net change in unrealized appreciation (depreciation) on:
Investment transactions	(770,494)	(1,845,875)
Futures contracts	59,878	-
Swap agreements	(69,947)	-
Translation of assets and liabilities in foreign currencies	-	-

Net change in unrealized appreciation (depreciation)	(780,563)	(1,845,875)

Net realized gain (loss) and change in unrealized appreciation (depreciation)	4,752,012	2,832,726

Net increase (decrease) in net assets resulting from operations	$6,090,684	$3,376,838

(a) Net of withholding tax of:	$68	$15,290

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund	MassMutual Premier Main Street Fund	MassMutual Premier Disciplined Growth Fund	MassMutual Premier Small Cap Opportunities Fund

$14,089,269	$14,296,507	$18,530,427	$6,303,956
-	-	-	-
-	-	-	-
-	(4,612)	-	(561)

14,089,269	14,291,895	18,530,427	6,303,395

(5,373,136)	(5,632,257)	14,909,199	19,607,540
-	-	-	-
-	-	-	-
-	910	-	-

(5,373,136)	(5,631,347)	14,909,199	19,607,540

8,716,133	8,660,548	33,439,626	25,910,935

$12,130,185	$9,576,561	$36,288,670	$26,712,757

$656	$8,483	$1,001	$-

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended March 31, 2015 (Unaudited)

	MassMutual Premier Global Fund	MassMutual Premier International Equity Fund
Investment income (Note 2):
Dividends (a)	$3,168,081	$3,674,496
Dividends — affiliated issuers (Note 7)	3,207	7,915
Interest	-	-
Securities lending net income	200,337	135,787

Total investment income	3,371,625	3,818,198

Expenses (Note 3):
Investment advisory fees	1,499,239	2,158,798
Custody fees	71,233	156,896
Audit fees	22,219	21,175
Legal fees	2,558	3,594
Accounting & Administration fees	30,592	35,388
Proxy fees	513	513
Shareholder reporting fees	22,632	28,859
Trustees’ fees	13,037	17,445
Registration and filing fees	15,563	20,505
Transfer agent fees	1,496	1,496

	1,679,082	2,444,669
Administration fees:
Class R5	101,506	166,394
Service Class	14,402	16,812
Administrative Class	98,927	14,076
Class A	33,242	40,649
Class R4	114	98
Class R3	1,520	92
Distribution fees:
Class R3	1,900	115
Service fees:
Class A	55,404	67,748
Class R4	142	122
Class R3	1,900	115
Shareholder service fees:
Service Class	4,801	5,604
Administrative Class	98,927	14,076
Class A	33,242	40,649

Total expenses	2,125,109	2,811,219
Expenses waived (Note 3):
Class I fees reimbursed by adviser	-	-
Class R5 fees reimbursed by adviser	-	-
Service Class fees reimbursed by adviser	-	-
Administrative Class fees reimbursed by adviser	-	-
Class A fees reimbursed by adviser	-	-
Class R4 fees reimbursed by adviser	-	-
Class R3 fees reimbursed by adviser	-	-

Net expenses	2,125,109	2,811,219

Net investment income (loss)	1,246,516	1,006,979

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Emerging Markets Fund

$1,002,183
-
1,352
30,524

1,034,059

789,708
178,191
36,406
845
27,466
513
10,670
4,790
27,882
1,496

1,077,967

4,292
3,136
310
377
99
98

123

628
123
123

1,045
310
377

1,089,008

(226,910)
(13,520)
(6,588)
(651)
(791)
(156)
(155)

840,237

193,822

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Operations (Continued)

For the Six Months Ended March 31, 2015 (Unaudited)

	MassMutual Premier Global Fund	MassMutual Premier International Equity Fund
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	12,751,454	10,338,448
Foreign currency transactions	(72,032)	(96,186)

Net realized gain (loss)	12,679,422	10,242,262

Net change in unrealized appreciation (depreciation) on:
Investment transactions	13,362,460	2,928,799
Translation of assets and liabilities in foreign currencies	(25,931)	105,055

Net change in unrealized appreciation (depreciation)	13,336,529	3,033,854

Net realized gain (loss) and change in unrealized appreciation (depreciation)	26,015,951	13,276,116

Net increase (decrease) in net assets resulting from operations	$27,262,467	$14,283,095

(a) Net of withholding tax of:	$235,989	$223,098

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Emerging Markets Fund

(4,137,735)
(58,644)

(4,196,379)

(8,450,937)
33,526

(8,417,411)

(12,613,790)

$(12,419,968)

$88,620

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Premier Money Market Fund
	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(83)	$19,362
Net realized gain (loss) on investment transactions	2,505	8,896
Net change in unrealized appreciation (depreciation) on investments	-	-

Net increase (decrease) in net assets resulting from operations	2,422	28,258

Distributions to shareholders (Note 2):
From net investment income:
Class I	-	-
Class R5	(21,751)	(6,862)
Service Class	-	-
Class Y	-	(5,681	)*
Administrative Class	-	-
Class A	-	(6,836	)*
Class R4	-	-
Class R3	-	-

Total distributions from net investment income	(21,751)	(19,379)

From net realized gains:
Class I	-	-
Class R5	-	-
Service Class	-	-
Administrative Class	-	-
Class A	-	-
Class R4	-	-
Class R3	-	-

Total distributions from net realized gains	-	-

Net fund share transactions (Note 5):
Class I	-	-
Class R5	(120,055,895)	322,439,759
Service Class	-	-
Class Y	-	(102,826,076	)*
Administrative Class	-	-
Class A	-	(156,111,619	)*
Class R4	-	-
Class R3	-	-

Increase (decrease) in net assets from fund share transactions	(120,055,895)	63,502,064

Total increase (decrease) in net assets	(120,075,224)	63,510,943
Net assets
Beginning of period	474,520,206	411,009,263

End of period	$354,444,982	$474,520,206

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$(88,492)	$-

Distributions in excess of net investment income included in net assets at end of period	$-	$(66,658)

*	Class A shares and Class Y shares merged into Class S shares on March 7, 2014. Class S shares were renamed Class R5 on April 1,2014.
**	Class commenced operations on April 1, 2014.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund		MassMutual Premier Inflation-Protected and Income Fund
Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014

$4,728,813	$8,592,666	$(5,788,306)	$6,859,382
3,101,654	1,100,537	382,636	368,808
1,339,475	(1,813,424)	9,549,793	(2,993,755)

9,169,942	7,879,779	4,144,123	4,234,435

(5,420,085)	(4,754,279)	(4,160,845)	(2,766,412)
(3,732,581)	(3,840,528)	(1,358,727)	(1,075,069)
(1,578,728)	(1,671,755)	(1,728,889)	(1,591,866)
-	-	-	-
(909,686)	(938,310)	(229,733)	(184,617)
(1,377,822)	(1,253,164)	(517,740)	(470,479)
(2,011)**	-	(2,162)**	-
(10,081)	(2,817)	(28,215)	(23,611)

(13,030,994)	(12,460,853)	(8,026,311)	(6,112,054)

(31,639)	-	-	(3,901,385)
(23,140)	-	-	(1,627,748)
(10,181)	-	-	(2,504,490)
(6,113)	-	-	(304,554)
(10,578)	-	-	(899,454)
(14)**	-	- **	-
(85)	-	-	(48,644)

(81,750)	-	-	(9,286,275)

26,415,688	6,750,362	16,091,966	49,946,215
(11,150,631)	(16,270,565)	4,459,334	3,457,191
2,046,207	128,291	4,346,971	(2,114,354)
-	-	-	-
(724,358)	(5,561,742)	1,112,324	738,357
595,856	3,018,683	202,220	(1,622,017)
64,761 **	100,000	10,889 **	100,001
(503,528)	(635,670)	(1,375,626)	242,887

16,743,995	(12,470,641)	24,848,078	50,748,280

12,801,193	(17,051,715)	20,965,890	39,584,386

568,712,439	585,764,154	333,757,734	294,173,348

$581,513,632	$568,712,439	$354,723,624	$333,757,734

$1,133,497	$9,435,678	$(5,827,899)	$7,986,718

$-	$-	$-	$-

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Premier Core Bond Fund
	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$19,225,577	$35,822,342
Net realized gain (loss) on investment transactions	20,920,120	18,706,033
Net change in unrealized appreciation (depreciation) on investments	9,162,956	13,572,459

Net increase (decrease) in net assets resulting from operations	49,308,653	68,100,834

Distributions to shareholders (Note 2):
From net investment income:
Class I	(16,526,951)	(17,274,485)
Class R5	(12,500,333)	(15,286,443)
Service Class	(3,035,623)	(4,531,247)
Administrative Class	(1,757,067)	(2,473,551)
Class A	(3,657,324)	(4,836,181)
Class R4**	(2,400)	-
Class R3	(24,295)	(27,271)

Total distributions from net investment income	(37,503,993)	(44,429,178)

From net realized gains:
Class I	(2,792,420)	-
Class R5	(2,220,261)	-
Service Class	(570,786)	-
Administrative Class	(334,199)	-
Class A	(784,888)	-
Class R4**	(461)	-
Class R3	(5,687)	-

Total distributions from net realized gains	(6,708,702)	-

Net fund share transactions (Note 5):
Class I	79,004,587	125,721,272
Class R5	5,522,077	(12,919,078)
Service Class	(32,560,786)	19,777,990
Administrative Class	9,555,000	(10,540,203)
Class A	5,701,666	(8,761,342)
Class R4**	7,872,411	100,001
Class R3	(608,635)	(534,646)

Increase (decrease) in net assets from fund share transactions	74,486,320	112,843,994

Total increase (decrease) in net assets	79,582,278	136,515,650
Net assets
Beginning of period	1,544,470,336	1,407,954,686

End of period	$1,624,052,614	$1,544,470,336

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$7,695,954	$25,974,370

**	Class commenced operations on April 1, 2014.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund		MassMutual Premier High Yield Fund
Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014

$1,779,287	$2,676,792	$8,231,352	$16,965,822
1,739,537	412,785	(7,573,262)	6,669,781
651,792	2,434,452	(723,186)	(466,637)

4,170,616	5,524,029	(65,096)	23,168,966

(126,324)	(126,093)	(6,818,597)	(7,156,840)
(1,478,875)	(1,036,543)	(2,615,584)	(1,954,150)
(314,167)	(319,607)	(3,958,291)	(3,650,081)
(509,626)	(421,314)	(1,580,452)	(914,194)
(623,741)	(827,390)	(1,969,985)	(2,062,136)
(2,017)	-	(6,622)	-
(1,821)	- **	(47,733)	(43,575)

(3,056,571)	(2,730,947)	(16,997,264)	(15,780,976)

(2,792)	(4,063)	(2,371,954)	(1,853,978)
(34,169)	(36,188)	(925,575)	(521,804)
(7,825)	(11,383)	(1,423,138)	(984,929)
(13,049)	(15,095)	(572,351)	(249,512)
(20,396)	(33,584)	(754,539)	(589,419)
(52)	-	(2,420)	-
(52)	- **	(18,782)	(12,951)

(78,335)	(100,313)	(6,068,759)	(4,212,593)

3,202,909	5,552,672	5,038,645	4,892,610
3,976,682	29,686,167	3,813,648	7,864,666
2,299,174	5,073,454	7,812,703	1,670,243
10,023,043	8,469,211	3,984,267	8,237,717
3,592,362	1,895,962	1,105,744	1,776,899
2,269	100,001	508,514	100,001
17,829	100,000 **	225,290	(16,764)

23,114,268	50,877,467	22,488,811	24,525,372

24,149,978	53,570,236	(642,308)	27,700,769

146,573,291	93,003,055	263,572,784	235,872,015

$170,723,269	$146,573,291	$262,930,476	$263,572,784

$586,242	$1,863,526	$3,712,334	$12,478,246

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Premier Balanced Fund
	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,338,672	$2,535,321
Net realized gain (loss) on investment transactions	5,532,575	14,511,543
Net change in unrealized appreciation (depreciation) on investments	(780,563)	1,662,649

Net increase (decrease) in net assets resulting from operations	6,090,684	18,709,513

Distributions to shareholders (Note 2):
From net investment income:
Class I**	(683,991)	-
Class R5	(1,236,920)	(1,768,689)
Service Class	(190,039)	(148,050)
Administrative Class	(131,261)	(54,927)
Class A	(434,419)	(488,139)
Class R4**	(1,600)	-
Class R3	(1,404)	- **

Total distributions from net investment income	(2,679,634)	(2,459,805)

From net realized gains:
Class I**	(3,061,965)	-
Class R5	(5,968,539)	(5,307,904)
Service Class	(958,600)	(486,732)
Administrative Class	(683,201)	(194,465)
Class A	(2,879,874)	(2,006,154)
Class R4**	(8,757)	-
Class R3	(8,749)	- **

Total distributions from net realized gains	(13,569,685)	(7,995,255)

Net fund share transactions (Note 5):
Class I**	4,355,657	36,266,259
Class R5	2,895,283	(37,948,771)
Service Class	2,867,585	1,997,101
Administrative Class	1,930,320	3,175,485
Class A	2,644,404	(5,551,704)
Class R4**	10,557	100,001
Class R3	253,235	100,000 **

Increase (decrease) in net assets from fund share transactions	14,957,041	(1,861,629)

Total increase (decrease) in net assets	4,798,406	6,392,824
Net assets
Beginning of period	164,043,473	157,650,649

End of period	$168,841,879	$164,043,473

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$514,522	$1,855,484

**	Class commenced operations on April 1, 2014.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Value Fund		MassMutual Premier Disciplined Value Fund
Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014

$544,112	$1,736,085	$3,414,052	$5,911,757
4,678,601	13,373,987	14,089,269	47,805,288
(1,845,875)	1,771,921	(5,373,136)	2,926,614

3,376,838	16,881,993	12,130,185	56,643,659

(2,038)	-	(3,260,008)	-
(1,167,383)	(1,692,845)	(1,184,635)	(4,461,989)
(2,270)	(1,879)	(1,139,617)	(1,196,680)
(229,145)	(200,704)	(115,418)	(98,306)
(103,865)	(77,472)	(139,242)	(161,790)
(1,679)	-	(1,573)	-
(1,243)	(868)	(1,953)	(1,713)

(1,507,623)	(1,973,768)	(5,842,446)	(5,920,478)

-	-	-	-
-	-	-	-
-	-	-	-
-	-	-	-
-	-	-	-
-	-	-	-
-	-	-	-

-	-	-	-

2,038	100,100	11,625,772	177,515,480
(2,285,709)	(46,583,589)	(5,037,182)	(197,311,865)
(1,017)	6,076	2,937,665	(11,479,632)
(318,251)	(3,559,102)	1,457,165	1,729,778
(64,519)	(1,801,308)	(1,489,914)	(2,920,940)
1,879	100,000	2,660,953	100,001
152	341	6,027	(3,658)

(2,665,427)	(51,737,482)	12,160,486	(32,370,836)

(796,212)	(36,829,257)	18,448,225	18,352,345

86,926,202	123,755,459	340,800,342	322,447,997

$86,129,990	$86,926,202	$359,248,567	$340,800,342

$233,471	$1,196,982	$1,811,509	$4,239,903

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Premier Main Street Fund
	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$916,013	$1,614,175
Net realized gain (loss) on investment transactions	14,291,895	34,268,217
Net change in unrealized appreciation (depreciation) on investments	(5,631,347)	(3,110,652)

Net increase (decrease) in net assets resulting from operations	9,576,561	32,771,740

Distributions to shareholders (Note 2):
From net investment income:
Class I**	(445,293)	-
Class R5	(854,427)	(1,211,651)
Service Class	(53,727)	(44,986)
Administrative Class	(215,423)	(229,178)
Class A	(57,341)	(66,762)
Class R4**	(638)	-
Class R3	(359)	(99)

Total distributions from net investment income	(1,627,208)	(1,552,676)

From net realized gains:
Class I**	(1,023,142)	-
Class R5	(2,113,464)	-
Service Class	(146,016)	-
Administrative Class	(699,444)	-
Class A	(295,968)	-
Class R4**	(2,283)	-
Class R3	(2,553)	-

Total distributions from net realized gains	(4,282,870)	-

Net fund share transactions (Note 5):
Class I**	2,394,489	46,958,748
Class R5	2,512,338	(55,638,530)
Service Class	50,259	508,518
Administrative Class	(2,248,295)	(3,396,378)
Class A	143,603	(2,155,650)
Class R4**	3,121	100,000
Class R3	7,177	35,316

Increase (decrease) in net assets from fund share transactions	2,862,692	(13,587,976)

Total increase (decrease) in net assets	6,529,175	17,631,088
Net assets
Beginning of period	200,740,154	183,109,066

End of period	$207,269,329	$200,740,154

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$458,536	$1,169,731

**	Class commenced operations on April 1, 2014.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund		MassMutual Premier Small Cap Opportunities Fund
Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014

$2,849,044	$4,067,809	$801,822	$1,502,970
18,530,427	54,777,718	6,303,395	29,603,177
14,909,199	5,465,948	19,607,540	(20,077,240)

36,288,670	64,311,475	26,712,757	11,028,907

(1,940,078)	-	(50,971)	-
(1,159,490)	(2,486,089)	(691,849)	(807,480)
(763,710)	(694,370)	(65,843)	(32,239)
(207,877)	(217,867)	(149,435)	(84,225)
(212,683)	(192,172)	(343,507)	(497,259)
(807)	-	(723)	-
(608)	- **	(535)	- **

(4,285,253)	(3,590,498)	(1,302,863)	(1,421,203)

(21,502,191)	-	(697,223)	-
(13,925,527)	(39,505,188)	(10,582,387)	-
(10,069,315)	(11,931,756)	(1,036,035)	-
(3,075,438)	(4,020,687)	(2,618,610)	-
(4,261,079)	(4,507,911)	(10,627,106)	-
(12,902)	-	(14,502)	-
(12,890)	- **	(14,488)	- **

(52,859,342)	(59,965,542)	(25,590,351)	-

34,467,961	174,367,398	558,515	4,915,406
15,693,194	(91,875,911)	8,296,283	(14,600,221)
8,843,190	22,017,945	1,229,410	4,157,308
11,050,169	4,587,539	2,999,019	7,561,389
8,164,142	15,819,437	6,611,691	(11,523,751)
1,690,246	100,001	15,425	100,000
293,183	100,000 **	403,355	100,000 **

80,202,085	125,116,409	20,113,698	(9,289,869)

59,346,160	125,871,844	19,933,241	317,835

439,672,975	313,801,131	173,020,385	172,702,550

$499,019,135	$439,672,975	$192,953,626	$173,020,385

$1,500,717	$2,936,926	$311,077	$812,118

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Premier Global Fund
	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,246,516	$3,450,989
Net realized gain (loss) on investment transactions	12,679,422	24,368,569
Net change in unrealized appreciation (depreciation) on investments	13,336,529	10,292,738

Net increase (decrease) in net assets resulting from operations	27,262,467	38,112,296

Distributions to shareholders (Note 2):
From net investment income:
Class I	(1,251)	- **
Class R5	(2,308,576)	(2,183,110)
Service Class	(201,567)	(87,996)
Administrative Class	(1,242,589)	(1,131,543)
Class A	(273,008)	(307,282)
Class R4**	(919)	-
Class R3	(11,076)	(6,586)

Total distributions from net investment income	(4,038,986)	(3,716,517)

From net realized gains:
Class I	(4,724)	- **
Class R5	(9,357,304)	(1,676,684)
Service Class	(865,462)	(75,838)
Administrative Class	(6,191,912)	(1,103,296)
Class A	(2,043,203)	(425,476)
Class R4**	(4,772)	-
Class R3	(81,198)	(10,599)

Total distributions from net realized gains	(18,548,575)	(3,291,893)

Net fund share transactions (Note 5):
Class I	6,075	100,000 **
Class R5	(176,615)	(23,627,589)
Service Class	14,939,181	4,705,347
Administrative Class	(3,253,796)	(2,745,322)
Class A	(965,788)	(5,928,238)
Class R4**	166,039	100,000
Class R3	2,656	177,982

Increase (decrease) in net assets from fund share transactions	10,717,752	(27,217,820)

Total increase (decrease) in net assets	15,392,658	3,886,066
Net assets
Beginning of period	404,510,468	400,624,402

End of period	$419,903,126	$404,510,468

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$-	$2,071,915

Distributions in excess of net investment income included in net assets at end of period	$(720,555)	$-

**	Class commenced operations on April 1, 2014.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund		MassMutual Premier Strategic Emerging Markets Fund
Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014

$1,006,979	$5,517,442	$193,822	$907,001
10,242,262	85,853,533	(4,196,379)	8,816,305
3,033,854	(91,999,973)	(8,417,411)	(3,590,885)

14,283,095	(628,998)	(12,419,968)	6,132,421

(1,052,391)	- **	(1,724,701)	(1,494,775)
(3,791,949)	(5,193,011)	(93,369)	(81,186)
(243,009)	(343,831)	(2,863)	(2,132)
(175,534)	(191,461)	(3,624)	(926)
(413,993)	(433,471)	(4,729)	(2,112)
(898)	-	(850)	-
(715)	- **	(652)	- **

(5,678,489)	(6,161,774)	(1,830,788)	(1,581,131)

(12,802,456)	- **	-	-
(51,616,098)	(37,123,944)	-	-
(3,526,132)	(2,463,445)	-	-
(2,863,471)	(1,591,080)	-	-
(8,963,627)	(4,701,446)	-	-
(14,917)	-	-	-
(14,901)	- **	-	- **

(79,801,602)	(45,879,915)	-	-

42,242,976	69,210,436 **	21,051,193	20,861,000
35,144,554	(55,985,347)	455,153	1,598,065
2,403,327	206,985	7,637,940	42,230
5,307,110	2,156,817	109,762	278,013
7,596,216	2,659,990	(109,230)	153,216
61,889	100,000	1,050	100,000
15,716	100,000 **	752	100,000 **

92,771,788	18,448,881	29,146,620	23,132,524

21,574,792	(34,221,806)	14,895,864	27,683,814

511,179,190	545,400,996	150,794,680	123,110,866

$532,753,982	$511,179,190	$165,690,544	$150,794,680

$496,443	$5,167,953	$-	$603,246

$-	$-	$(1,033,720)	$-

MassMutual Premier Funds – Financial Statements (Continued)

Statement of Cash Flows

For the Six Months Ended March 31, 2015 (Unaudited)

Premier Inflation-Protected and Income Fund
Cash flows from operating activities:
Net increase (decrease) in net assets resulting from operations	$4,144,123
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Investments purchased	(159,094,891)
Investments sold	148,814,942
(Increase ) Decrease to the principal amount of inflation-indexed bonds	4,365,410
(Purchase) Sale of short-term investments, net	(3,450,414)
Amortization (accretion) of discount and premium, net	1,198,880
(Increase) Decrease in receivable from interest and dividends	35,199
(Increase) Decrease in prepaid expense	(27,937)
Increase (Decrease) in payable for Trustees’ fees and expenses	4,278
Increase (Decrease) in payable for investment advisory fees	6,434
Increase (Decrease) in payable for administration fees	(747)
Increase (Decrease) in payable for service fees	(1,492)
Increase (Decrease) in payable for distribution fees	(888)
Increase (Decrease) in payable for shareholder service fees	117
Increase (Decrease) in variation margin receivable on open derivative instruments	72,292
Increase (Decrease) in payable for accrued expenses and other liabilities	(16,234)
Net change in unrealized (appreciation) depreciation on investments	(9,889,572)
Net realized (gain) loss from investments	(1,562,635)

Net cash from (used in) operating activities	(15,403,135)

Cash flows from (used in) financing activities:
Increase (Decrease) in due to custodian	8,089,556
Proceeds from shares sold	66,054,309
Payment on shares redeemed	(48,823,855)
Cash distributions paid	(124)
Proceeds from reverse repurchase agreements	(117,357,949)
Repayment of reverse repurchase agreements	102,451,074
Increase (Decrease) in collateral held for reverse repurchase agreements	4,964,951
Increase (Decrease) in payable for interest for reverse repurchase agreements	25,171

Net cash from (used in) financing activities	15,403,133

Net increase (decrease) in cash	(2)
Cash at beginning of year	2

Cash at end of year	$0

Non cash financing activities not included herein consist of:
Reinvestment of all distributions	$8,026,187
Cash paid out for interest on reverse repurchase agreements	$267,971

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Money Market Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations						Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]		Net realized and unrealized gain (loss) on investments		Total income (loss) from investment operations		From net investment income	Total distributions	Net asset value, end of the period	Total return[l]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class R5
03/31/15[r]	$1.00	$(0.00)[d]		$0.00	[d]	$0.00	[d]	$(0.00)[d]	$(0.00)[d]	$1.00	0.01%	[b]	$354,445	0.50%	[a]	0.14%	[a]	(0.00%	)[a]
09/30/14	1.00	0.00	[d]	0.00	[d]	0.00	[d]	(0.00)[d]	(0.00)[d]	1.00	0.00%	[e]	474,520	0.48%		0.12%		0.00%	[e]
09/30/13	1.00	0.00	[d]	(0.00)[d]		0.00	[d]	(0.00)[d]	(0.00)[d]	1.00	0.01%		152,076	0.45%		0.15%		0.01%
09/30/12[i]	1.00	0.00	[d]	0.00	[d]	0.00	[d]	(0.00)[d]	(0.00)[d]	1.00	0.00%	[b,e]	162,906	0.46%	[a]	0.16%	[a]	0.00%	[a,e]
10/31/11	1.00	0.00	[d]	0.00	[d]	0.00	[d]	(0.00)[d]	(0.00)[d]	1.00	0.00%	[e]	189,764	0.46%		0.20%		0.00%	[e]
10/31/10	1.00	0.00	[d]	0.00	[d]	0.00	[d]	(0.00)[d]	(0.00)[d]	1.00	0.00%	[e]	221,083	0.46%		0.25%		0.00%	[e]
10/31/09	1.00	0.00	[d]	(0.00)[d]		0.00	[d]	(0.00)[d]	(0.00)[d]	1.00	0.40%		299,832	0.49%		0.45%		0.41%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
i	For the period November 1, 2011 through September 30, 2012.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
03/31/15[r]	$10.50	$0.09	$0.07	$0.16	$(0.24)	$(0.00)[d]	$(0.24)	$10.42	1.61%	[b]	$217,686	0.39%	[a]	N/A		1.75%	[a]
09/30/14	10.57	0.17	(0.01)	0.16	(0.23)	-	(0.23)	10.50	1.46%		193,155	0.44%		0.37%		1.62%
09/30/13	10.77	0.18	(0.02)	0.16	(0.23)	(0.13)	(0.36)	10.57	1.62%		188,114	0.50%		0.36%		1.68%
09/30/12[i]	10.87	0.18	0.16	0.34	(0.22)	(0.22)	(0.44)	10.77	3.20%	[b]	134,803	0.51%	[a]	0.37%	[a]	1.83%	[a]
10/31/11[g]	10.86	0.20	0.13	0.33	(0.25)	(0.07)	(0.32)	10.87	3.05%	[b]	137,464	0.52%	[a]	0.37%	[a]	2.07%	[a]
Class R5
03/31/15[r]	$10.52	$0.09	$0.07	$0.16	$(0.23)	$(0.00)[d]	$(0.23)	$10.45	1.56%	[b]	$167,001	0.49%	[a]	N/A		1.64%	[a]
09/30/14	10.59	0.15	(0.01)	0.14	(0.21)	-	(0.21)	10.52	1.36%		179,221	0.59%		0.52%		1.47%
09/30/13	10.79	0.16	(0.02)	0.14	(0.21)	(0.13)	(0.34)	10.59	1.43%		196,790	0.69%		0.55%		1.48%
09/30/12[i]	10.88	0.16	0.16	0.32	(0.19)	(0.22)	(0.41)	10.79	2.91%	[b]	158,361	0.70%	[a]	0.56%	[a]	1.64%	[a]
10/31/11	10.93	0.20	0.05	0.25	(0.23)	(0.07)	(0.30)	10.88	2.38%		155,719	0.67%		0.55%		1.86%
10/31/10	10.64	0.29	0.34	0.63	(0.34)	-	(0.34)	10.93	6.10%		190,062	0.56%		N/A		2.72%
10/31/09	9.79	0.41	0.94	1.35	(0.50)	-	(0.50)	10.64	14.34%		143,114	0.56%		N/A		4.13%
Service Class
03/31/15[r]	$10.45	$0.08	$0.07	$0.15	$(0.22)	$(0.00)[d]	$(0.22)	$10.38	1.48%	[b]	$77,063	0.59%	[a]	N/A		1.54%	[a]
09/30/14	10.53	0.15	(0.02)	0.13	(0.21)	-	(0.21)	10.45	1.25%		75,423	0.66%		0.59%		1.40%
09/30/13	10.72	0.15	(0.01)	0.14	(0.20)	(0.13)	(0.33)	10.53	1.33%		75,944	0.74%		0.60%		1.43%
09/30/12[i]	10.82	0.15	0.16	0.31	(0.19)	(0.22)	(0.41)	10.72	2.93%	[b]	79,985	0.75%	[a]	0.61%	[a]	1.59%	[a]
10/31/11	10.87	0.19	0.05	0.24	(0.22)	(0.07)	(0.29)	10.82	2.30%		75,045	0.73%		0.60%		1.80%
10/31/10	10.58	0.28	0.35	0.63	(0.34)	-	(0.34)	10.87	6.11%		59,027	0.61%		N/A		2.69%
10/31/09	9.74	0.39	0.95	1.34	(0.50)	-	(0.50)	10.58	14.36%		56,552	0.61%		N/A		3.90%

	Six months ended March 31, 2015[b,r]	Year ended September 30		Period ended September 30, 2012[b,i]	Year ended October 31
		2014	2013		2011	2010	2009
Portfolio turnover rate	26%	90%	146%	349%	384%	332%	232%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period December 3, 2010 (commencement of operations) through October 31, 2011.
i	For the period November 1, 2011 through September 30, 2012.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
gg	For the period April 1, 2014 (commencement of operations) through September 30, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
03/31/15[r]	$10.41	$0.07	$0.08	$0.15	$(0.21)	$(0.00)[d]	$(0.21)	$10.35	1.50%	[b]	$42,020	0.69%	[a]	N/A		1.44%	[a]
09/30/14	10.49	0.14	(0.02)	0.12	(0.20)	-	(0.20)	10.41	1.19%		42,999	0.75%		0.68%		1.31%
09/30/13	10.69	0.14	(0.01)	0.13	(0.20)	(0.13)	(0.33)	10.49	1.27%		48,954	0.82%		0.68%		1.36%
09/30/12[i]	10.74	0.15	0.16	0.31	(0.14)	(0.22)	(0.36)	10.69	2.87%	[b]	37,298	0.83%	[a]	0.69%	[a]	1.51%	[a]
10/31/11	10.80	0.18	0.05	0.23	(0.22)	(0.07)	(0.29)	10.74	2.18%		44,760	0.80%		0.68%		1.72%
10/31/10	10.52	0.27	0.34	0.61	(0.33)	-	(0.33)	10.80	5.95%		125,719	0.76%		0.69%		2.60%
10/31/09	9.68	0.39	0.93	1.32	(0.48)	-	(0.48)	10.52	14.19%		114,790	0.76%		0.69%		4.01%
Class A
03/31/15[r]	$10.34	$0.06	$0.08	$0.14	$(0.19)	$(0.00)[d]	$(0.19)	$10.29	1.34%	[b]	$77,472	0.94%	[a]	N/A		1.19%	[a]
09/30/14	10.41	0.11	(0.01)	0.10	(0.17)	-	(0.17)	10.34	0.88%		77,196	1.00%		0.93%		1.06%
09/30/13	10.62	0.12	(0.02)	0.10	(0.18)	(0.13)	(0.31)	10.41	0.99%		74,711	1.07%		0.93%		1.11%
09/30/12[i]	10.71	0.12	0.16	0.28	(0.15)	(0.22)	(0.37)	10.62	2.66%	[b]	71,031	1.08%	[a]	0.94%	[a]	1.26%	[a]
10/31/11	10.76	0.16	0.05	0.21	(0.19)	(0.07)	(0.26)	10.71	2.02%		69,635	1.06%		0.93%		1.48%
10/31/10	10.48	0.24	0.34	0.58	(0.30)	-	(0.30)	10.76	5.70%		98,198	1.01%		0.94%		2.32%
10/31/09	9.65	0.36	0.93	1.29	(0.46)	-	(0.46)	10.48	13.99%		68,067	1.01%		0.94%		3.67%
Class R4
03/31/15[r]	$10.50	$0.07	$0.07	$0.14	$(0.21)	$(0.00)[d]	$(0.21)	$10.43	1.37%	[b]	$165	0.84%	[a]	N/A		1.30%	[a]
09/30/14gg	10.45	0.06	(0.01)	0.05	-	-	-	10.50	0.48%	[b]	100	0.84%	[a]	N/A		1.22%	[a]
Class R3
03/31/15[r]	$10.46	$0.05	$0.07	$0.12	$(0.17)	$(0.00)[d]	$(0.17)	$10.41	1.17%	[b]	$107	1.09%	[a]	N/A		0.99%	[a]
09/30/14	10.44	0.09	(0.02)	0.07	(0.05)	-	(0.05)	10.46	0.72%		618	1.23%		1.16%		0.82%
09/30/13	10.49	0.08	-	0.08	-	(0.13)	(0.13)	10.44	0.74%		1,251	1.37%		1.23%		0.81%
09/30/12[i]	10.60	0.09	0.15	0.24	(0.13)	(0.22)	(0.35)	10.49	2.29%	[b]	944	1.38%	[a]	1.24%	[a]	0.93%	[a]
10/31/11	10.66	0.12	0.06	0.18	(0.17)	(0.07)	(0.24)	10.60	1.67%		8,835	1.36%		1.23%		1.18%
10/31/10	10.42	0.21	0.33	0.54	(0.30)	-	(0.30)	10.66	5.33%		7,997	1.31%		1.24%		2.03%
10/31/09	9.58	0.33	0.93	1.26	(0.42)	-	(0.42)	10.42	13.72%		4,408	1.31%		1.24%		3.38%

MassMutual Premier Inflation-Protected and Income Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[n]		Ratio of expenses to average daily net assets after expense waivers[j,n]		Interest expense to average daily net assets [p]		Net investment income (loss) to average daily net assets
Class I
03/31/15[r]	$10.56	$(0.17)	$0.30	$0.13	$(0.26)	$-	$(0.26)	$10.43	1.21%	[b]	$174,463	0.63%	[a]	N/A		0.17%	[a]	(3.27%	)[a]
09/30/14	11.00	0.26	(0.08)	0.18	(0.26)	(0.36)	(0.62)	10.56	1.79%		160,396	0.64%		0.58%		0.13%		2.42%
09/30/13	12.22	0.28	(0.99)	(0.71)	(0.40)	(0.11)	(0.51)	11.00	(6.12%	)	115,192	0.77%		0.64%		0.20%		2.43%
09/30/12[i]	11.91	0.23	0.59	0.82	(0.51)	-	(0.51)	12.22	7.12%	[b]	124,528	0.79%	[a]	0.66%	[a]	0.21%	[a]	2.10%	[a]
10/31/11[h]	10.67	0.30	0.94	1.24	-	-	-	11.91	11.62%	[b]	101,708	0.74%	[a]	0.60%	[a]	0.15%	[a]	3.88%	[a]
Class R5
03/31/15[r]	$10.56	$(0.17)	$0.29	$0.12	$(0.24)	$-	$(0.24)	$10.44	1.20%	[b]	$61,727	0.73%	[a]	N/A		0.17%	[a]	(3.29%	)[a]
09/30/14	10.99	0.24	(0.07)	0.17	(0.24)	(0.36)	(0.60)	10.56	1.62%		57,910	0.75%		0.69%		0.13%		2.30%
09/30/13	12.22	0.27	(1.00)	(0.73)	(0.39)	(0.11)	(0.50)	10.99	(6.22%	)	56,344	0.88%		0.75%		0.20%		2.29%
09/30/12[i]	11.90	0.21	0.60	0.81	(0.49)	-	(0.49)	12.22	7.02%	[b]	75,714	0.90%	[a]	0.77%	[a]	0.21%	[a]	1.96%	[a]
10/31/11	11.30	0.53	0.43	0.96	(0.36)	-	(0.36)	11.90	8.99%		89,413	0.83%		0.73%		0.17%		4.79%
10/31/10	10.29	0.36	0.70	1.06	(0.05)	-	(0.05)	11.30	10.28%		92,808	0.73%		N/A		0.17%		3.36%
10/31/09	9.51	(0.03)	1.58	1.55	(0.77)	-	(0.77)	10.29	16.82%		92,457	0.63%		N/A		0.07%		(0.29%	)
Service Class
03/31/15[r]	$10.52	$(0.18)	$0.30	$0.12	$(0.23)	$-	$(0.23)	$10.41	1.20%	[b]	$80,663	0.83%	[a]	N/A		0.17%	[a]	(3.37%	)[a]
09/30/14	10.96	0.23	(0.08)	0.15	(0.23)	(0.36)	(0.59)	10.52	1.54%		77,120	0.85%		0.79%		0.13%		2.16%
09/30/13	12.18	0.26	(1.00)	(0.74)	(0.37)	(0.11)	(0.48)	10.96	(6.35%	)	82,273	0.98%		0.85%		0.20%		2.20%
09/30/12[i]	11.87	0.21	0.58	0.79	(0.48)	-	(0.48)	12.18	6.90%	[b]	95,417	1.00%	[a]	0.87%	[a]	0.21%	[a]	1.94%	[a]
10/31/11	11.27	0.48	0.47	0.95	(0.35)	-	(0.35)	11.87	8.80%		80,118	0.92%		0.84%		0.18%		4.36%
10/31/10	10.27	0.34	0.71	1.05	(0.05)	-	(0.05)	11.27	10.22%		95,864	0.83%		N/A		0.17%		3.24%
10/31/09	9.50	(0.02)	1.55	1.53	(0.76)	-	(0.76)	10.27	16.74%		96,117	0.72%		N/A		0.07%		(0.24%	)

	Six months ended March 31, 2015[b,r]	Year ended September 30		Period ended September 30, 2012[b,i]	Year ended October 31
		2014	2013		2011	2010	2009
Portfolio turnover rate	30%	65%	56%	29%	46%	41%	35%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
h	For the period March 1, 2011 (commencement of operations) through October 31, 2011.
i	For the period November 1, 2011 through September 30, 2012.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Includes interest expense.
p	Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund’s net expenses in the Statements of Operations. Income earned on investing proceeds from reverse repurchase agreements is included in interest income in the Statements of Operations.
r	Unaudited.
gg	For the period April 1, 2014 (commencement of operations) through September 30, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[n]		Ratio of expenses to average daily net assets after expense waivers[j,n]		Interest expense to average daily net assets [p]		Net investment income (loss) to average daily net assets
Administrative Class
03/31/15[r]	$10.62	$(0.18)	$0.30	$0.12	$(0.23)	$-	$(0.23)	$10.51	1.10%	[b]	$11,585	0.93%	[a]	N/A		0.17%	[a]	(3.47%	)[a]
09/30/14	11.06	0.23	(0.09)	0.14	(0.22)	(0.36)	(0.58)	10.62	1.42%		10,584	0.92%		0.86%		0.13%		2.15%
09/30/13	12.28	0.24	(0.99)	(0.75)	(0.36)	(0.11)	(0.47)	11.06	(6.46%	)	10,183	1.10%		0.97%		0.20%		2.08%
09/30/12[i]	11.84	0.19	0.59	0.78	(0.34)	-	(0.34)	12.28	6.78%	[b]	9,466	1.15%	[a]	1.02%	[a]	0.21%	[a]	1.78%	[a]
10/31/11	11.24	0.56	0.37	0.93	(0.33)	-	(0.33)	11.84	8.64%		6,301	1.07%		0.99%		0.18%		5.15%
10/31/10	10.25	0.33	0.69	1.02	(0.03)	-	(0.03)	11.24	9.97%		40,205	0.98%		N/A		0.17%		3.12%
10/31/09	9.47	(0.05)	1.56	1.51	(0.73)	-	(0.73)	10.25	16.63%		36,760	0.87%		N/A		0.07%		(0.53%	)
Class A
03/31/15[r]	$10.36	$(0.19)	$0.30	$0.11	$(0.20)	$-	$(0.20)	$10.27	1.08%	[b]	$25,991	1.18%	[a]	N/A		0.17%	[a]	(3.63%	)[a]
09/30/14	10.80	0.19	(0.08)	0.11	(0.19)	(0.36)	(0.55)	10.36	1.16%		26,054	1.18%		1.11%		0.13%		1.79%
09/30/13	12.00	0.22	(0.98)	(0.76)	(0.33)	(0.11)	(0.44)	10.80	(6.62%	)	28,778	1.28%		1.15%		0.20%		1.93%
09/30/12[i]	11.70	0.17	0.58	0.75	(0.45)	-	(0.45)	12.00	6.65%	[b]	38,957	1.30%	[a]	1.17%	[a]	0.21%	[a]	1.62%	[a]
10/31/11	11.11	0.45	0.45	0.90	(0.31)	-	(0.31)	11.70	8.50%		37,528	1.26%		1.14%		0.18%		4.10%
10/31/10	10.13	0.31	0.69	1.00	(0.02)	-	(0.02)	11.11	9.84%		36,493	1.23%		1.13%		0.17%		2.94%
10/31/09	9.38	(0.04)	1.52	1.48	(0.73)	-	(0.73)	10.13	16.40%		38,645	1.12%		1.02%		0.07%		(0.42%	)
Class R4
03/31/15[r]	$10.37	$(0.19)	$0.29	$0.10	$(0.22)	$-	$(0.22)	$10.25	0.99%	[b]	$111	1.08%	[a]	N/A		0.17%	[a]	(3.67%	)[a]
09/30/14gg	10.22	0.16	(0.01)	0.15	-	-	-	10.37	1.47%	[b]	101	1.03%	[a]	N/A		0.13%	[a]	3.03%	[a]
Class R3
03/31/15[r]	$10.37	$(0.07)	$0.16	$0.09	$(0.18)	$-	$(0.18)	$10.28	0.89%	[b]	$183	1.32%	[a]	N/A		0.17%	[a]	(1.33%	)[a]
09/30/14	10.82	0.17	(0.09)	0.08	(0.17)	(0.36)	(0.53)	10.37	0.93%		1,593	1.40%		1.33%		0.13%		1.66%
09/30/13	12.04	0.18	(0.97)	(0.79)	(0.32)	(0.11)	(0.43)	10.82	(6.84%	)	1,404	1.59%		1.46%		0.20%		1.59%
09/30/12[i]	11.76	0.14	0.58	0.72	(0.44)	-	(0.44)	12.04	6.27%	[b]	1,155	1.60%	[a]	1.47%	[a]	0.21%	[a]	1.27%	[a]
10/31/11	11.18	0.43	0.45	0.88	(0.30)	-	(0.30)	11.76	8.16%		664	1.56%		1.43%		0.17%		3.85%
10/31/10	10.20	0.28	0.70	0.98	-	-	-	11.18	9.61%		384	1.52%		1.42%		0.17%		2.63%
10/31/09	9.43	(0.03)	1.49	1.46	(0.69)	-	(0.69)	10.20	16.05%		260	1.42%		1.32%		0.07%		(0.24%	)

MassMutual Premier Core Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
03/31/15[r]	$11.43	$0.15	$0.22	$0.37	$(0.30)	$(0.05)	$(0.35)	$11.45	3.30%	[b]	$700,841	0.42%	[a]	N/A		2.59%	[a]
09/30/14	11.27	0.29	0.25	0.54	(0.38)	-	(0.38)	11.43	4.92%		620,248	0.49%		0.40%		2.59%
09/30/13	11.88	0.28	(0.36)	(0.08)	(0.29)	(0.24)	(0.53)	11.27	(0.70%	)	485,302	0.56%		0.38%		2.48%
09/30/12[i]	11.66	0.25	0.49	0.74	(0.27)	(0.25)	(0.52)	11.88	6.63%	[b]	518,536	0.56%	[a]	0.38%	[a]	2.39%	[a]
10/31/11[g]	11.67	0.28	0.41	0.69	(0.34)	(0.36)	(0.70)	11.66	6.32%	[b]	316,018	0.58%	[a]	0.40%	[a]	2.65%	[a]
Class R5
03/31/15[r]	$11.45	$0.14	$0.22	$0.36	$(0.28)	$(0.05)	$(0.33)	$11.48	3.24%	[b]	$518,343	0.52%	[a]	N/A		2.49%	[a]
09/30/14	11.27	0.27	0.26	0.53	(0.35)	-	(0.35)	11.45	4.72%		511,202	0.64%		0.55%		2.43%
09/30/13	11.89	0.26	(0.37)	(0.11)	(0.27)	(0.24)	(0.51)	11.27	(0.81%	)	516,103	0.77%		0.59%		2.25%
09/30/12[i]	11.66	0.23	0.49	0.72	(0.24)	(0.25)	(0.49)	11.89	6.35%	[b]	728,293	0.77%	[a]	0.59%	[a]	2.19%	[a]
10/31/11	11.83	0.28	0.24	0.52	(0.33)	(0.36)	(0.69)	11.66	4.79%		799,669	0.74%		0.59%		2.47%
10/31/10	11.26	0.34	0.63	0.97	(0.40)	-	(0.40)	11.83	8.89%		789,543	0.60%		N/A		3.00%
10/31/09	10.16	0.45	1.33	1.78	(0.59)	(0.09)	(0.68)	11.26	18.53%		650,768	0.60%		N/A		4.26%
Service Class
03/31/15[r]	$11.38	$0.13	$0.23	$0.36	$(0.27)	$(0.05)	$(0.32)	$11.42	3.21%	[b]	$134,351	0.62%	[a]	N/A		2.37%	[a]
09/30/14	11.22	0.27	0.24	0.51	(0.35)	-	(0.35)	11.38	4.65%		166,094	0.71%		0.63%		2.36%
09/30/13	11.83	0.25	(0.36)	(0.11)	(0.26)	(0.24)	(0.50)	11.22	(0.94%	)	143,460	0.82%		0.64%		2.21%
09/30/12[i]	11.61	0.23	0.48	0.71	(0.24)	(0.25)	(0.49)	11.83	6.34%	[b]	162,692	0.82%	[a]	0.64%	[a]	2.14%	[a]
10/31/11	11.78	0.27	0.25	0.52	(0.33)	(0.36)	(0.69)	11.61	4.75%		153,857	0.79%		0.64%		2.42%
10/31/10	11.21	0.34	0.62	0.96	(0.39)	-	(0.39)	11.78	8.88%		160,114	0.65%		N/A		2.96%
10/31/09	10.12	0.44	1.32	1.76	(0.58)	(0.09)	(0.67)	11.21	18.40%		144,757	0.65%		N/A		4.24%

	Six months ended March 31, 2015[b,r]	Year ended September 30		Period ended September 30, 2012[b,i]	Year ended October 31
		2014	2013		2011	2010	2009
Portfolio turnover rate	203%	361%	452%	447%	539%	463%	333%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period December 3, 2010 (commencement of operations) through October 31, 2011.
i	For the period November 1, 2011 through September 30, 2012.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
gg	For the period April 1, 2014 (commencement of operations) through September 30, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
03/31/15[r]	$11.32	$0.13	$0.22	$0.35	$(0.27)	$(0.05)	$(0.32)	$11.35	3.11%	[b]	$80,757	0.72%	[a]	N/A		2.29%	[a]
09/30/14	11.16	0.25	0.25	0.50	(0.34)	-	(0.34)	11.32	4.60%		70,975	0.81%		0.71%		2.27%
09/30/13	11.77	0.24	(0.36)	(0.12)	(0.25)	(0.24)	(0.49)	11.16	(1.03%	)	80,694	0.89%		0.71%		2.15%
09/30/12[i]	11.53	0.22	0.48	0.70	(0.21)	(0.25)	(0.46)	11.77	6.28%	[b]	91,405	0.89%	[a]	0.71%	[a]	2.07%	[a]
10/31/11	11.70	0.26	0.25	0.51	(0.32)	(0.36)	(0.68)	11.53	4.70%		91,457	0.86%		0.71%		2.35%
10/31/10	11.15	0.33	0.61	0.94	(0.39)	-	(0.39)	11.70	8.67%		217,513	0.79%		0.71%		2.89%
10/31/09	10.06	0.43	1.33	1.76	(0.58)	(0.09)	(0.67)	11.15	18.41%		211,250	0.80%		0.72%		4.19%
Class A
03/31/15[r]	$11.20	$0.11	$0.23	$0.34	$(0.24)	$(0.05)	$(0.29)	$11.25	3.05%	[b]	$181,094	0.97%	[a]	N/A		2.04%	[a]
09/30/14	11.04	0.22	0.25	0.47	(0.31)	-	(0.31)	11.20	4.25%		174,618	1.05%		0.96%		2.02%
09/30/13	11.65	0.21	(0.36)	(0.15)	(0.22)	(0.24)	(0.46)	11.04	(1.20%	)	180,654	1.14%		0.96%		1.90%
09/30/12[i]	11.44	0.19	0.48	0.67	(0.21)	(0.25)	(0.46)	11.65	6.01%	[b]	192,598	1.14%	[a]	0.96%	[a]	1.82%	[a]
10/31/11	11.62	0.23	0.24	0.47	(0.29)	(0.36)	(0.65)	11.44	4.39%		201,638	1.12%		0.96%		2.10%
10/31/10	11.07	0.29	0.62	0.91	(0.36)	-	(0.36)	11.62	8.47%		206,416	1.05%		0.97%		2.64%
10/31/09	9.99	0.40	1.32	1.72	(0.55)	(0.09)	(0.64)	11.07	18.13%		179,142	1.05%		0.97%		3.88%
Class R4
03/31/15[r]	$11.20	$0.14	$0.20	$0.34	$(0.26)	$(0.05)	$(0.31)	$11.23	3.12%	[b]	$8,047	0.87%	[a]	N/A		2.43%	[a]
09/30/14gg	10.95	0.12	0.13	0.25	-	-	-	11.20	2.28%	[b]	102	0.86%	[a]	N/A		2.08%	[a]
Class R3
03/31/15[r]	$11.40	$0.11	$0.23	$0.34	$(0.22)	$(0.05)	$(0.27)	$11.47	2.99%	[b]	$619	1.12%	[a]	N/A		1.87%	[a]
09/30/14	11.20	0.20	0.24	0.44	(0.24)	-	(0.24)	11.40	4.02%		1,231	1.29%		1.20%		1.78%
09/30/13	11.83	0.18	(0.36)	(0.18)	(0.21)	(0.24)	(0.45)	11.20	(1.53%	)	1,742	1.46%		1.28%		1.59%
09/30/12[i]	11.61	0.16	0.48	0.64	(0.17)	(0.25)	(0.42)	11.83	5.72%	[b]	1,555	1.46%	[a]	1.28%	[a]	1.49%	[a]
10/31/11	11.78	0.20	0.25	0.45	(0.26)	(0.36)	(0.62)	11.61	4.12%		1,014	1.44%		1.28%		1.78%
10/31/10	11.23	0.26	0.63	0.89	(0.34)	-	(0.34)	11.78	8.10%		1,000	1.37%		1.29%		2.31%
10/31/09	9.95	0.36	1.34	1.70	(0.33)	(0.09)	(0.42)	11.23	17.65%		714	1.37%		1.29%		3.46%

MassMutual Premier Diversified Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)		Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
03/31/15[r]	$10.88	$0.14	$0.16	$0.30	$(0.23)	$(0.01)	$(0.24)	$10.94	2.78%	[b]	$8,922		0.55%	[a]	0.52%	[a]	2.52%	[a]
09/30/14	10.61	0.29	0.30	0.59	(0.31)	(0.01)	(0.32)	10.88	5.75%		5,659		0.59%		0.51%		2.68%
09/30/13	11.24	0.37	(0.22)	0.15	(0.48)	(0.30)	(0.78)	10.61	1.36%		0	[f]	0.66%		0.48%		3.44%
09/30/12[i]	11.08	0.29	0.63	0.92	-	(0.76)	(0.76)	11.24	8.84%	[b]	0	[f]	0.67%	[a]	0.50%	[a]	2.90%	[a]
10/31/11[g]	10.96	0.32	0.36	0.68	(0.47)	(0.09)	(0.56)	11.08	6.56%	[b]	0	[f]	0.64%	[a]	0.47%	[a]	3.22%	[a]
Class R5
03/31/15[r]	$10.14	$0.12	$0.16	$0.28	$(0.22)	$(0.01)	$(0.23)	$10.19	2.78%	[b]	$72,578		0.65%	[a]	0.62%	[a]	2.40%	[a]
09/30/14	9.90	0.26	0.28	0.54	(0.29)	(0.01)	(0.30)	10.14	5.49%		68,204		0.69%		0.59%		2.59%
09/30/13	10.57	0.29	(0.25)	0.04	(0.41)	(0.30)	(0.71)	9.90	0.40%		37,501		0.86%		0.69%		2.83%
09/30/12[i]	11.07	0.28	0.48	0.76	(0.50)	(0.76)	(1.26)	10.57	7.61%	[b]	38,986		0.93%	[a]	0.76%	[a]	3.00%	[a]
10/31/11	11.10	0.35	0.15	0.50	(0.44)	(0.09)	(0.53)	11.07	4.85%		31,390		0.85%		0.72%		3.25%
10/31/10	10.73	0.37	0.58	0.95	(0.58)	-	(0.58)	11.10	9.31%		53,298		0.71%		N/A		3.51%
10/31/09	9.69	0.44	1.24	1.68	(0.62)	(0.02)	(0.64)	10.73	18.21%		82,961		0.71%		N/A		4.42%
Service Class
03/31/15[r]	$10.24	$0.12	$0.17	$0.29	$(0.21)	$(0.01)	$(0.22)	$10.31	2.79%	[b]	$18,055		0.75%	[a]	0.72%	[a]	2.30%	[a]
09/30/14	10.00	0.25	0.28	0.53	(0.28)	(0.01)	(0.29)	10.24	5.37%		15,644		0.79%		0.69%		2.51%
09/30/13	10.58	0.28	(0.25)	0.03	(0.31)	(0.30)	(0.61)	10.00	0.34%		10,226		0.94%		0.77%		2.71%
09/30/12[i]	11.08	0.28	0.48	0.76	(0.50)	(0.76)	(1.26)	10.58	7.62%	[b]	34,732		0.98%	[a]	0.81%	[a]	2.96%	[a]
10/31/11	11.12	0.35	0.14	0.49	(0.44)	(0.09)	(0.53)	11.08	4.77%		35,701		0.92%		0.77%		3.21%
10/31/10	10.75	0.37	0.58	0.95	(0.58)	-	(0.58)	11.12	9.27%		34,202		0.76%		N/A		3.47%
10/31/09	9.72	0.43	1.24	1.67	(0.62)	(0.02)	(0.64)	10.75	18.18%		35,473		0.76%		N/A		4.28%

	Six months ended March 31, 2015[b,r]	Year ended September 30		Period ended September 30, 2012[b,i]	Year ended October 31
		2014	2013		2011	2010	2009
Portfolio turnover rate	209%	382%	438%	463%	566%	465%	322%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
f	Amount is less than $500.
g	For the period December 3, 2010 (commencement of operations) through October 31, 2011.
i	For the period November 1, 2011 through September 30, 2012.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
gg	For the period April 1, 2014 (commencement of operations) through September 30, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
03/31/15[r]	$10.22	$0.11	$0.17	$0.28	$(0.20)	$(0.01)	$(0.21)	$10.29	2.74%	[b]	$32,336	0.85%	[a]	0.82%	[a]	2.21%	[a]
09/30/14	9.99	0.24	0.28	0.52	(0.28)	(0.01)	(0.29)	10.22	5.26%		22,159	0.89%		0.79%		2.41%
09/30/13	10.67	0.28	(0.25)	0.03	(0.41)	(0.30)	(0.71)	9.99	0.26%		13,271	0.97%		0.80%		2.73%
09/30/12[i]	11.03	0.28	0.48	0.76	(0.36)	(0.76)	(1.12)	10.67	7.61%	[b]	10,174	0.99%	[a]	0.82%	[a]	2.95%	[a]
10/31/11	11.07	0.34	0.15	0.49	(0.44)	(0.09)	(0.53)	11.03	4.74%		11,093	0.92%		0.78%		3.19%
10/31/10	10.70	0.37	0.58	0.95	(0.58)	-	(0.58)	11.07	9.29%		103,653	0.92%		0.77%		3.45%
10/31/09	9.67	0.42	1.25	1.67	(0.62)	(0.02)	(0.64)	10.70	18.21%		132,257	0.92%		0.77%		4.29%
Class A
03/31/15[r]	$10.17	$0.10	$0.17	$0.27	$(0.16)	$(0.01)	$(0.17)	$10.27	2.61%	[b]	$38,607	1.10%	[a]	1.07%	[a]	1.95%	[a]
09/30/14	9.94	0.22	0.27	0.49	(0.25)	(0.01)	(0.26)	10.17	5.04%		34,703	1.16%		1.06%		2.15%
09/30/13	10.61	0.25	(0.25)	-	(0.37)	(0.30)	(0.67)	9.94	(0.05%	)	32,005	1.22%		1.05%		2.47%
09/30/12[i]	11.09	0.26	0.48	0.74	(0.46)	(0.76)	(1.22)	10.61	7.39%	[b]	37,826	1.23%	[a]	1.06%	[a]	2.71%	[a]
10/31/11	11.13	0.32	0.15	0.47	(0.42)	(0.09)	(0.51)	11.09	4.49%		37,674	1.18%		1.02%		2.96%
10/31/10	10.76	0.34	0.58	0.92	(0.55)	-	(0.55)	11.13	9.00%		48,810	1.16%		1.01%		3.21%
10/31/09	9.72	0.37	1.28	1.65	(0.59)	(0.02)	(0.61)	10.76	17.93%		44,121	1.16%		1.01%		3.75%
Class R4
03/31/15[r]	$10.18	$0.10	$0.16	$0.26	$(0.20)	$(0.01)	$(0.21)	$10.23	2.55%	[b]	$105	1.00%	[a]	0.97%	[a]	2.05%	[a]
09/30/14gg	9.93	0.11	0.14	0.25	-	-	-	10.18	2.52%	[b]	102	1.00%	[a]	0.97%	[a]	2.12%	[a]
Class R3
03/31/15[r]	$10.16	$0.09	$0.17	$0.26	$(0.18)	$(0.01)	$(0.19)	$10.23	2.55%	[b]	$121	1.25%	[a]	1.22%	[a]	1.80%	[a]
09/30/14gg	9.93	0.09	0.14	0.23	-	-	-	10.16	2.32%	[b]	102	1.25%	[a]	1.22%	[a]	1.87%	[a]

MassMutual Premier High Yield Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
03/31/15[r]	$10.16	$0.31	$(0.35)	$(0.04)	$(0.69)	$(0.24)	$(0.93)	$9.19	0.02%	[b]	$101,237	0.58%	[a]	0.55%	[a]	6.62%	[a]
09/30/14	10.07	0.68	0.25	0.93	(0.67)	(0.17)	(0.84)	10.16	9.79%		105,460	0.57%		0.52%		6.68%
09/30/13	9.78	0.70	0.30	1.00	(0.71)	-	(0.71)	10.07	10.75%		99,457	0.60%		0.50%		7.09%
09/30/12[i]	9.19	0.64	0.53	1.17	(0.58)	-	(0.58)	9.78	13.58%	[b]	101,547	0.59%	[a]	0.49%	[a]	7.59%	[a]
10/31/11[h]	9.06	0.45	(0.32)	0.13	-	-	-	9.19	1.43%	[b]	77,527	0.61%	[a]	0.50%	[a]	7.42%	[a]
Class R5
03/31/15[r]	$10.19	$0.31	$(0.35)	$(0.04)	$(0.68)	$(0.24)	$(0.92)	$9.23	(0.01%	)[b]	$40,021	0.68%	[a]	0.65%	[a]	6.53%	[a]
09/30/14	10.09	0.66	0.26	0.92	(0.65)	(0.17)	(0.82)	10.19	9.63%		39,737	0.72%		0.67%		6.52%
09/30/13	9.80	0.68	0.30	0.98	(0.69)	-	(0.69)	10.09	10.51%		31,341	0.80%		0.70%		6.86%
09/30/12[i]	9.17	0.62	0.52	1.14	(0.51)	-	(0.51)	9.80	13.22%	[b]	22,723	0.80%	[a]	0.70%	[a]	7.37%	[a]
10/31/11	9.52	0.67	(0.15)	0.52	(0.87)	-	(0.87)	9.17	6.10%		37,865	0.77%		0.71%		7.34%
10/31/10	8.75	0.73	0.74	1.47	(0.70)	-	(0.70)	9.52	17.75%		57,929	0.70%		N/A		8.33%
10/31/09	7.97	0.67	1.07	1.74	(0.96)	-	(0.96)	8.75	25.68%		74,817	0.70%		N/A		8.66%
Service Class
03/31/15[r]	$10.18	$0.30	$(0.35)	$(0.05)	$(0.66)	$(0.24)	$(0.90)	$9.23	(0.02%	)[b]	$63,661	0.78%	[a]	0.75%	[a]	6.42%	[a]
09/30/14	10.09	0.65	0.26	0.91	(0.65)	(0.17)	(0.82)	10.18	9.46%		61,150	0.80%		0.75%		6.45%
09/30/13	9.80	0.67	0.31	0.98	(0.69)	-	(0.69)	10.09	10.56%		58,569	0.85%		0.75%		6.82%
09/30/12[i]	9.20	0.62	0.53	1.15	(0.55)	-	(0.55)	9.80	13.23%	[b]	57,111	0.85%	[a]	0.75%	[a]	7.33%	[a]
10/31/11	9.55	0.66	(0.14)	0.52	(0.87)	-	(0.87)	9.20	5.95%		55,184	0.82%		0.76%		7.29%
10/31/10	8.77	0.73	0.74	1.47	(0.69)	-	(0.69)	9.55	17.84%		55,480	0.75%		N/A		8.26%
10/31/09	7.97	0.67	1.07	1.74	(0.94)	-	(0.94)	8.77	25.59%		65,222	0.75%		N/A		8.59%

	Six months ended March 31, 2015[b,r]	Year ended September 30		Period ended September 30, 2012[b,i]	Year ended October 31
		2014	2013		2011	2010	2009
Portfolio turnover rate	39%	80%	106%	86%	72%	120%	101%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
h	For the period March 1, 2011 (commencement of operations) through October 31, 2011.
i	For the period November 1, 2011 through September 30, 2012.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
gg	For the period April 1, 2014 (commencement of operations) through September 30, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
03/31/15[r]	$10.07	$0.30	$(0.35)	$(0.05)	$(0.66)	$(0.24)	$(0.90)	$9.12	(0.06%	)[b]	$24,634	0.88%	[a]	0.85%	[a]	6.33%	[a]
09/30/14	9.99	0.64	0.25	0.89	(0.64)	(0.17)	(0.81)	10.07	9.37%		22,802	0.92%		0.87%		6.33%
09/30/13	9.72	0.65	0.31	0.96	(0.69)	-	(0.69)	9.99	10.40%		14,288	1.00%		0.90%		6.66%
09/30/12[i]	9.13	0.60	0.53	1.13	(0.54)	-	(0.54)	9.72	12.98%	[b]	8,886	1.00%	[a]	0.90%	[a]	7.17%	[a]
10/31/11	9.48	0.64	(0.14)	0.50	(0.85)	-	(0.85)	9.13	5.84%		4,980	0.98%		0.91%		7.04%
10/31/10	8.72	0.71	0.73	1.44	(0.68)	-	(0.68)	9.48	17.62%		5,323	0.90%		N/A		8.13%
10/31/09	7.93	0.65	1.07	1.72	(0.93)	-	(0.93)	8.72	25.46%		4,391	0.90%		N/A		8.47%
Class A
03/31/15[r]	$10.02	$0.28	$(0.34)	$(0.06)	$(0.62)	$(0.24)	$(0.86)	$9.10	(0.15%	)[b]	$31,892	1.13%	[a]	1.10%	[a]	6.07%	[a]
09/30/14	9.94	0.61	0.25	0.86	(0.61)	(0.17)	(0.78)	10.02	9.10%		33,597	1.17%		1.12%		6.08%
09/30/13	9.66	0.63	0.29	0.92	(0.64)	-	(0.64)	9.94	10.09%		31,490	1.25%		1.15%		6.43%
09/30/12[i]	9.07	0.58	0.52	1.10	(0.51)	-	(0.51)	9.66	12.78%	[b]	41,525	1.25%	[a]	1.15%	[a]	6.95%	[a]
10/31/11	9.42	0.62	(0.14)	0.48	(0.83)	-	(0.83)	9.07	5.60%		31,330	1.22%		1.16%		6.91%
10/31/10	8.67	0.69	0.72	1.41	(0.66)	-	(0.66)	9.42	17.33%		39,750	1.15%		N/A		7.87%
10/31/09	7.89	0.63	1.07	1.70	(0.92)	-	(0.92)	8.67	25.11%		35,953	1.15%		N/A		8.22%
Class R4
03/31/15[r]	$10.02	$0.28	$(0.34)	$(0.06)	$(0.65)	$(0.24)	$(0.89)	$9.07	(0.13%	)[b]	$605	1.03%	[a]	1.00%	[a]	6.17%	[a]
09/30/14gg	9.89	0.31	(0.18)	0.13	-	-	-	10.02	1.31%	[b]	101	1.01%	[a]	1.00%	[a]	6.05%	[a]
Class R3
03/31/15[r]	$10.17	$0.28	$(0.35)	$(0.07)	$(0.61)	$(0.24)	$(0.85)	$9.25	(0.33%	)[b]	$880	1.28%	[a]	1.25%	[a]	5.93%	[a]
09/30/14	10.07	0.59	0.27	0.86	(0.59)	(0.17)	(0.76)	10.17	8.92%		726	1.39%		1.34%		5.84%
09/30/13	9.78	0.60	0.31	0.91	(0.62)	-	(0.62)	10.07	9.69%		727	1.55%		1.45%		6.10%
09/30/12[i]	9.17	0.56	0.53	1.09	(0.48)	-	(0.48)	9.78	12.55%	[b]	526	1.55%	[a]	1.45%	[a]	6.64%	[a]
10/31/11	9.51	0.61	(0.16)	0.45	(0.79)	-	(0.79)	9.17	5.19%		336	1.51%		1.46%		6.68%
10/31/10	8.75	0.67	0.73	1.40	(0.64)	-	(0.64)	9.51	16.95%		640	1.45%		N/A		7.58%
10/31/09	7.88	0.61	1.09	1.70	(0.83)	-	(0.83)	8.75	24.87%		723	1.45%		N/A		7.93%

MassMutual Premier Balanced Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
03/31/15[r]	$13.01	$0.11	$0.34	$0.45	$(0.24)	$(1.07)	$(1.31)	$12.15	3.76%	[b]	$38,299	0.63%	[a]	0.60%	[a]	1.79%	[a]
09/30/14gg	12.51	0.12	0.38	0.50	-	-	-	13.01	4.00%	[b]	36,306	0.61%	[a]	0.60%	[a]	1.82%	[a]
Class R5
03/31/15[r]	$13.00	$0.11	$0.34	$0.45	$(0.22)	$(1.07)	$(1.29)	$12.16	3.78%	[b]	$72,681	0.73%	[a]	0.70%	[a]	1.68%	[a]
09/30/14	12.38	0.21	1.25	1.46	(0.21)	(0.63)	(0.84)	13.00	12.33%		74,267	0.67%		0.67%[k]		1.69%
09/30/13	11.34	0.21	1.04	1.25	(0.21)	-	(0.21)	12.38	11.17%		106,661	0.64%		0.63%		1.78%
09/30/12[i]	10.34	0.20	1.02	1.22	(0.22)	-	(0.22)	11.34	12.12%	[b]	100,521	0.65%	[a]	0.63%	[a]	1.99%	[a]
10/31/11	9.95	0.19	0.39	0.58	(0.19)	-	(0.19)	10.34	5.88%		97,350	0.67%		0.65%		1.85%
10/31/10	8.95	0.19	1.03	1.22	(0.22)	-	(0.22)	9.95	13.91%		109,890	0.64%		0.62%		1.99%
10/31/09	8.12	0.23	0.89	1.12	(0.29)	-	(0.29)	8.95	14.41%		108,844	0.64%		0.62%		2.83%
Service Class
03/31/15[r]	$13.48	$0.10	$0.35	$0.45	$(0.21)	$(1.07)	$(1.28)	$12.65	3.63%	[b]	$14,090	0.83%	[a]	0.80%	[a]	1.59%	[a]
09/30/14	12.80	0.21	1.29	1.50	(0.19)	(0.63)	(0.82)	13.48	12.23%		11,914	0.80%		0.80%[k]		1.57%
09/30/13	11.73	0.20	1.06	1.26	(0.19)	-	(0.19)	12.80	10.92%		9,370	0.80%		0.79%		1.63%
09/30/12[i]	10.68	0.19	1.06	1.25	(0.20)	-	(0.20)	11.73	12.02%	[b]	6,294	0.81%	[a]	0.79%	[a]	1.82%	[a]
10/31/11	10.28	0.18	0.40	0.58	(0.18)	-	(0.18)	10.68	5.65%		4,638	0.83%		0.81%		1.69%
10/31/10	9.24	0.18	1.07	1.25	(0.21)	-	(0.21)	10.28	13.74%		4,268	0.80%		0.78%		1.80%
10/31/09	8.37	0.21	0.93	1.14	(0.27)	-	(0.27)	9.24	14.20%		2,061	0.80%		0.78%		2.58%

	Six months ended March 31, 2015[b,r]	Year ended September 30		Period ended September 30, 2012[b,i]	Year ended October 31
		2014	2013		2011	2010	2009
Portfolio turnover rate	102%	192%	242%	228%	272%	243%	215%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
i	For the period November 1, 2011 through September 30, 2012.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
gg	For the period April 1, 2014 (commencement of operations) through September 30, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
03/31/15[r]	$13.04	$0.09	$0.35	$0.44	$(0.21)	$(1.07)	$(1.28)	$12.20	3.63%	[b]	$8,501	0.93%	[a]	0.90%	[a]	1.49%	[a]
09/30/14	12.41	0.19	1.25	1.44	(0.18)	(0.63)	(0.81)	13.04	12.09%		7,089	0.92%		0.92%[k]		1.46%
09/30/13	11.38	0.17	1.04	1.21	(0.18)	-	(0.18)	12.41	10.69%		3,603	0.95%		0.94%		1.47%
09/30/12[i]	10.29	0.16	1.03	1.19	(0.10)	-	(0.10)	11.38	11.80%	[b]	3,234	0.96%	[a]	0.94%	[a]	1.65%	[a]
10/31/11	9.91	0.16	0.39	0.55	(0.17)	-	(0.17)	10.29	5.61%		818	0.96%		0.94%		1.56%
10/31/10	8.92	0.15	1.04	1.19	(0.20)	-	(0.20)	9.91	13.53%		3,492	0.95%		0.93%		1.60%
10/31/09	8.09	0.19	0.90	1.09	(0.26)	-	(0.26)	8.92	14.05%		2,078	0.95%		0.93%		2.44%
Class A
03/31/15[r]	$12.73	$0.08	$0.33	$0.41	$(0.16)	$(1.07)	$(1.23)	$11.91	3.50%	[b]	$34,811	1.18%	[a]	1.15%	[a]	1.24%	[a]
09/30/14	12.14	0.15	1.22	1.37	(0.15)	(0.63)	(0.78)	12.73	11.80%		34,260	1.18%		1.17%		1.18%
09/30/13	11.15	0.14	1.01	1.15	(0.16)	-	(0.16)	12.14	10.50%		38,017	1.20%		1.19%		1.23%
09/30/12[i]	10.17	0.14	1.01	1.15	(0.17)	-	(0.17)	11.15	11.50%	[b]	17,759	1.21%	[a]	1.19%	[a]	1.42%	[a]
10/31/11	9.79	0.13	0.39	0.52	(0.14)	-	(0.14)	10.17	5.38%		12,622	1.23%		1.21%		1.29%
10/31/10	8.81	0.13	1.02	1.15	(0.17)	-	(0.17)	9.79	13.27%		12,157	1.20%		1.18%		1.39%
10/31/09	7.98	0.18	0.88	1.06	(0.23)	-	(0.23)	8.81	13.82%		7,265	1.20%		1.18%		2.29%
Class R4
03/31/15[r]	$12.74	$0.08	$0.34	$0.42	$(0.20)	$(1.07)	$(1.27)	$11.89	3.55%	[b]	$108	1.08%	[a]	1.05%	[a]	1.33%	[a]
09/30/14gg	12.28	0.09	0.37	0.46	-	-	-	12.74	3.75%	[b]	104	1.06%	[a]	1.05%	[a]	1.38%	[a]
Class R3
03/31/15[r]	$12.72	$0.07	$0.33	$0.40	$(0.17)	$(1.07)	$(1.24)	$11.88	3.43%	[b]	$352	1.33%	[a]	1.30%	[a]	1.17%	[a]
09/30/14gg	12.28	0.07	0.37	0.44	-	-	-	12.72	3.58%	[b]	104	1.31%	[a]	1.30%	[a]	1.13%	[a]

MassMutual Premier Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
03/31/15[r]	$20.95	$0.15	$0.68	$0.83	$(0.41)	$(0.41)	$21.37	4.01%	[b]	$109	0.68%	[a]	0.60%	[a]	1.43%	[a]
09/30/14gg	20.06	0.16	0.73	0.89	-	-	20.95	4.44%	[b]	105	0.63%	[a]	0.60%	[a]	1.50%	[a]
Class R5
03/31/15[r]	$20.93	$0.14	$0.69	$0.83	$(0.39)	$(0.39)	$21.37	3.99%	[b]	$63,976	0.78%	[a]	0.70%	[a]	1.33%	[a]
09/30/14	18.37	0.32	2.56	2.88	(0.32)	(0.32)	20.93	15.85%		64,896	0.67%		0.66%		1.64%
09/30/13	15.23	0.28	3.12	3.40	(0.26)	(0.26)	18.37	22.56%		99,626	0.62%		N/A		1.69%
09/30/12[i]	13.96	0.26	1.24	1.50	(0.23)	(0.23)	15.23	11.14%	[b]	128,342	0.62%	[a]	N/A		1.96%	[a]
10/31/11	13.67	0.19	0.30	0.49	(0.20)	(0.20)	13.96	3.55%		140,828	0.61%		N/A		1.28%
10/31/10	12.43	0.14	1.38	1.52	(0.28)	(0.28)	13.67	12.37%		158,921	0.61%		N/A		1.09%
10/31/09	10.83	0.25	1.60	1.85	(0.25)	(0.25)	12.43	17.81%		179,373	0.62%		N/A		2.41%
Service Class
03/31/15[r]	$21.01	$0.13	$0.68	$0.81	$(0.37)	$(0.37)	$21.45	3.89%	[b]	$134	0.88%	[a]	0.80%	[a]	1.23%	[a]
09/30/14	18.43	0.31	2.57	2.88	(0.30)	(0.30)	21.01	15.81%		132	0.78%		0.76%		1.52%
09/30/13	15.29	0.26	3.12	3.38	(0.24)	(0.24)	18.43	22.42%		110	0.72%		N/A		1.59%
09/30/12[i]	14.00	0.24	1.27	1.51	(0.22)	(0.22)	15.29	11.04%	[b]	127	0.72%	[a]	N/A		1.86%	[a]
10/31/11	13.66	0.17	0.30	0.47	(0.13)	(0.13)	14.00	3.44%		143	0.71%		N/A		1.19%
10/31/10	12.43	0.13	1.36	1.49	(0.26)	(0.26)	13.66	12.18%		196	0.71%		N/A		0.99%
10/31/09	10.82	0.24	1.60	1.84	(0.23)	(0.23)	12.43	17.69%		1,021	0.72%		N/A		2.28%

	Six months ended March 31, 2015[b,r]	Year ended September 30		Period ended September 30, 2012[b,i]	Year ended October 31
		2014	2013		2011	2010	2009
Portfolio turnover rate	32%	43%	150%	72%	93%	100%	138%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
i	For the period November 1, 2011 through September 30, 2012.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
gg	For the period April 1, 2014 (commencement of operations) through September 30, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
03/31/15[r]	$20.98	$0.12	$0.67	$0.79	$(0.34)	$(0.34)	$21.43	3.82%	[b]	$14,074	0.98%	[a]	0.90%	[a]	1.13%	[a]
09/30/14	18.40	0.28	2.58	2.86	(0.28)	(0.28)	20.98	15.65%		14,077	0.88%		0.87%		1.40%
09/30/13	15.25	0.25	3.12	3.37	(0.22)	(0.22)	18.40	22.32%		15,628	0.83%		N/A		1.48%
09/30/12[i]	13.97	0.23	1.25	1.48	(0.20)	(0.20)	15.25	10.91%	[b]	18,705	0.83%	[a]	N/A		1.74%	[a]
10/31/11	13.68	0.16	0.30	0.46	(0.17)	(0.17)	13.97	3.32%		19,579	0.82%		N/A		1.08%
10/31/10	12.44	0.11	1.38	1.49	(0.25)	(0.25)	13.68	12.14%		23,889	0.82%		N/A		0.88%
10/31/09	10.82	0.23	1.60	1.83	(0.21)	(0.21)	12.44	17.57%		26,776	0.83%		N/A		2.16%
Class A
03/31/15[r]	$20.94	$0.09	$0.69	$0.78	$(0.29)	$(0.29)	$21.43	3.77%	[b]	$7,626	1.23%	[a]	1.15%	[a]	0.88%	[a]
09/30/14	18.35	0.23	2.57	2.80	(0.21)	(0.21)	20.94	15.35%		7,513	1.15%		1.14%		1.13%
09/30/13	15.22	0.20	3.11	3.31	(0.18)	(0.18)	18.35	21.94%		8,304	1.12%		N/A		1.19%
09/30/12[i]	13.91	0.19	1.26	1.45	(0.14)	(0.14)	15.22	10.59%	[b]	9,649	1.12%	[a]	N/A		1.45%	[a]
10/31/11	13.62	0.11	0.31	0.42	(0.13)	(0.13)	13.91	3.04%		9,800	1.11%		N/A		0.78%
10/31/10	12.39	0.08	1.37	1.45	(0.22)	(0.22)	13.62	11.82%		13,441	1.11%		N/A		0.59%
10/31/09	10.76	0.20	1.60	1.80	(0.17)	(0.17)	12.39	17.27%		15,490	1.12%		N/A		1.88%
Class R4
03/31/15[r]	$20.95	$0.10	$0.69	$0.79	$(0.34)	$(0.34)	$21.40	3.75%	[b]	$108	1.13%	[a]	1.05%	[a]	0.98%	[a]
09/30/14gg	20.11	0.11	0.73	0.84	-	-	20.95	4.23%	[b]	104	1.08%	[a]	1.05%	[a]	1.05%	[a]
Class R3
03/31/15[r]	$20.82	$0.08	$0.68	$0.76	$(0.26)	$(0.26)	$21.32	3.67%	[b]	$103	1.38%	[a]	1.30%	[a]	0.73%	[a]
09/30/14	18.26	0.18	2.56	2.74	(0.18)	(0.18)	20.82	15.09%		101	1.38%		1.37%		0.91%
09/30/13	15.15	0.15	3.10	3.25	(0.14)	(0.14)	18.26	21.54%		88	1.43%		N/A		0.87%
09/30/12[i]	13.87	0.17	1.23	1.40	(0.12)	(0.12)	15.15	10.28%	[b]	74	1.43%	[a]	N/A		1.28%	[a]
10/31/11	13.59	0.07	0.31	0.38	(0.10)	(0.10)	13.87	2.74%		117	1.42%		N/A		0.46%
10/31/10	12.38	0.04	1.36	1.40	(0.19)	(0.19)	13.59	11.40%		117	1.42%		N/A		0.27%
10/31/09	10.74	0.17	1.61	1.78	(0.14)	(0.14)	12.38	16.95%		131	1.43%		N/A		1.57%

MassMutual Premier Disciplined Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
03/31/15[r]	$15.75	$0.16	$0.40	$0.56	$(0.29)	$(0.29)	$16.02	3.57%	[b]	$197,804	0.52%	[a]	N/A		2.05%	[a]
09/30/14gg	15.15	0.14	0.46	0.60	-	-	15.75	3.96%	[b]	182,826	0.50%	[a]	N/A		1.73%	[a]
Class R5
03/31/15[r]	$15.76	$0.15	$0.40	$0.55	$(0.27)	$(0.27)	$16.04	3.52%	[b]	$68,161	0.62%	[a]	N/A		1.93%	[a]
09/30/14	13.55	0.27	2.20	2.47	(0.26)	(0.26)	15.76	18.30%		71,929	0.57%		N/A		1.81%
09/30/13	11.29	0.26	2.26	2.52	(0.26)	(0.26)	13.55	22.88%		236,830	0.56%		0.53%		2.08%
09/30/12[i]	9.94	0.22	1.32	1.54	(0.19)	(0.19)	11.29	15.93%	[b]	212,647	0.57%	[a]	0.52%	[a]	2.28%	[a]
10/31/11	9.50	0.18	0.44	0.62	(0.18)	(0.18)	9.94	6.55%		201,137	0.59%		0.57%		1.82%
10/31/10	8.44	0.17	1.07	1.24	(0.18)	(0.18)	9.50	14.89%		139,983	0.61%		N/A		1.83%
10/31/09	8.53	0.19	0.01	0.20	(0.29)	(0.29)	8.44	2.71%		142,884	0.61%		N/A		2.57%
Service Class
03/31/15[r]	$15.66	$0.15	$0.39	$0.54	$(0.26)	$(0.26)	$15.94	3.47%	[b]	$72,177	0.72%	[a]	N/A		1.84%	[a]
09/30/14	13.48	0.25	2.17	2.42	(0.24)	(0.24)	15.66	18.15%		68,003	0.68%		N/A		1.66%
09/30/13	11.22	0.25	2.26	2.51	(0.25)	(0.25)	13.48	22.82%		69,162	0.65%		0.62%		2.01%
09/30/12[i]	9.88	0.21	1.31	1.52	(0.18)	(0.18)	11.22	15.78%	[b]	66,311	0.66%	[a]	0.61%	[a]	2.18%	[a]
10/31/11	9.45	0.17	0.43	0.60	(0.17)	(0.17)	9.88	6.38%		53,589	0.69%		0.68%		1.71%
10/31/10	8.39	0.16	1.07	1.23	(0.17)	(0.17)	9.45	14.87%		56,917	0.71%		N/A		1.73%
10/31/09	8.48	0.18	0.01	0.19	(0.28)	(0.28)	8.39	2.57%		64,686	0.71%		N/A		2.45%

	Six months ended March 31, 2015[b,r]	Year ended September 30		Period ended September 30, 2012[b,i]	Year ended October 31
		2014	2013		2011	2010	2009
Portfolio turnover rate	37%	92%	145%	127%	124%	107%	115%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
i	For the period November 1, 2011 through September 30, 2012.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
gg	For the period April 1, 2014 (commencement of operations) through September 30, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations				Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments		Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
03/31/15[r]	$15.90	$0.14	$0.40		$0.54	$(0.25)	$(0.25)	$16.19	3.39%	[b]	$8,635	0.82%	[a]	N/A		1.76%	[a]
09/30/14	13.68	0.23	2.23		2.46	(0.24)	(0.24)	15.90	18.02%		7,047	0.80%		N/A		1.54%
09/30/13	11.40	0.23	2.29		2.52	(0.24)	(0.24)	13.68	22.60%		4,459	0.79%		0.76%		1.82%
09/30/12[i]	9.85	0.20	1.35		1.55	-	-	11.40	15.74%	[b]	2,717	0.80%	[a]	0.75%	[a]	2.04%	[a]
10/31/11	9.41	0.16	0.44		0.60	(0.16)	(0.16)	9.85	6.36%		1,948	0.84%		0.84%	[k]	1.53%
10/31/10	8.36	0.14	1.07		1.21	(0.16)	(0.16)	9.41	14.65%		67,006	0.86%		N/A		1.58%
10/31/09	8.45	0.17	0.00	[d]	0.17	(0.26)	(0.26)	8.36	2.35%		64,811	0.86%		N/A		2.28%
Class A
03/31/15[r]	$15.51	$0.12	$0.39		$0.51	$(0.20)	$(0.20)	$15.82	3.29%	[b]	$9,479	1.07%	[a]	N/A		1.48%	[a]
09/30/14	13.36	0.19	2.15		2.34	(0.19)	(0.19)	15.51	17.67%		10,718	1.05%		N/A		1.29%
09/30/13	11.13	0.20	2.24		2.44	(0.21)	(0.21)	13.36	22.26%		11,844	1.04%		1.01%		1.60%
09/30/12[i]	9.79	0.17	1.31		1.48	(0.14)	(0.14)	11.13	15.41%	[b]	9,501	1.05%	[a]	1.00%	[a]	1.80%	[a]
10/31/11	9.36	0.13	0.43		0.56	(0.13)	(0.13)	9.79	5.99%		9,129	1.09%		1.07%		1.31%
10/31/10	8.31	0.12	1.07		1.19	(0.14)	(0.14)	9.36	14.45%		9,521	1.11%		N/A		1.33%
10/31/09	8.40	0.15	(0.01)		0.14	(0.23)	(0.23)	8.31	2.15%		11,099	1.11%		N/A		2.06%
Class R4
03/31/15[r]	$15.52	$0.14	$0.38		$0.52	$(0.24)	$(0.24)	$15.80	3.34%	[b]	$2,809	0.97%	[a]	N/A		1.83%	[a]
09/30/14gg	14.96	0.10	0.46		0.56	-	-	15.52	3.74%	[b]	104	0.95%	[a]	N/A		1.32%	[a]
Class R3
03/31/15[r]	$15.61	$0.11	$0.39		$0.50	$(0.18)	$(0.18)	$15.93	3.19%	[b]	$184	1.22%	[a]	N/A		1.36%	[a]
09/30/14	13.43	0.16	2.17		2.33	(0.15)	(0.15)	15.61	17.48%		174	1.27%		N/A		1.06%
09/30/13	11.19	0.16	2.26		2.42	(0.18)	(0.18)	13.43	21.92%		153	1.34%		1.31%		1.30%
09/30/12[i]	9.83	0.14	1.32		1.46	(0.10)	(0.10)	11.19	15.08%	[b]	126	1.35%	[a]	1.30%	[a]	1.50%	[a]
10/31/11	9.40	0.10	0.43		0.53	(0.10)	(0.10)	9.83	5.64%		129	1.40%		1.38%		1.01%
10/31/10	8.36	0.09	1.07		1.16	(0.12)	(0.12)	9.40	13.99%		188	1.42%		N/A		1.02%
10/31/09	8.42	0.13	0.00	[d]	0.13	(0.19)	(0.19)	8.36	1.85%		228	1.42%		N/A		1.72%

MassMutual Premier Main Street Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)		Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
03/31/15[r]	$14.23	$0.07	$0.61	$0.68	$(0.13)	$(0.30)	$(0.43)	$14.48	4.93%	[b]	$50,827		0.64%	[a]	N/A		1.05%[a]
09/30/14gg	13.41	0.08	0.74	0.82	-	-	-	14.23	6.11%	[b]	47,537		0.62%	[a]	N/A		1.07%	[a]
Class R5
03/31/15[r]	$14.22	$0.07	$0.60	$0.67	$(0.12)	$(0.30)	$(0.42)	$14.47	4.87%	[b]	$101,613		0.74%	[a]	N/A		0.94%[a]
09/30/14	12.10	0.12	2.11	2.23	(0.11)	-	(0.11)	14.22	18.54%		97,358		0.76%		0.72%		0.89%
09/30/13	10.32	0.13	1.78	1.91	(0.13)	-	(0.13)	12.10	18.65%		131,115		0.80%		0.71%		1.16%
09/30/12[i]	8.77	0.08	1.54	1.62	(0.07)	-	(0.07)	10.32	18.79%	[b]	121,085		0.81%	[a]	0.71%	[a]	0.97%	[a]
10/31/11	8.50	0.08	0.27	0.35	(0.08)	-	(0.08)	8.77	4.08%		111,826		0.81%		0.71%		0.91%
10/31/10	7.25	0.08	1.27	1.35	(0.10)	-	(0.10)	8.50	18.73%		125,255		0.81%		0.71%		1.01%
10/31/09	6.53	0.10	0.74	0.84	(0.12)	-	(0.12)	7.25	13.28%		125,429		0.84%		0.71%		1.54%
Service Class
03/31/15[r]	$14.40	$0.06	$0.61	$0.67	$(0.11)	$(0.30)	$(0.41)	$14.66	4.79%	[b]	$6,928		0.84%	[a]	N/A		0.85%[a]
09/30/14	12.26	0.11	2.14	2.25	(0.11)	-	(0.11)	14.40	18.40%		6,742		0.84%		0.79%		0.82%
09/30/13	10.46	0.12	1.81	1.93	(0.13)	-	(0.13)	12.26	18.71%		5,267		0.85%		0.76%		1.11%
09/30/12[i]	8.81	0.08	1.57	1.65	-	-	-	10.46	18.73%	[b]	4,905		0.86%	[a]	0.76%	[a]	0.86%	[a]
10/31/11	8.55	0.08	0.26	0.34	(0.08)	-	(0.08)	8.81	4.00%		0	[f]	0.86%		0.76%		0.90%
10/31/10	7.30	0.04	1.30	1.34	(0.09)	-	(0.09)	8.55	18.55%		2,045		0.86%		0.76%		0.53%
10/31/09	6.57	0.09	0.76	0.85	(0.12)	-	(0.12)	7.30	13.30%		73		0.89%		0.76%		1.49%

	Six months ended March 31, 2015[b,r]	Year ended September 30		Period ended September 30, 2012[b,i]	Year ended October 31
		2014	2013		2011	2010	2009
Portfolio turnover rate	25%	53%	43%	37%	37%	51%	121%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
f	Amount is less than $500.
i	For the period November 1, 2011 through September 30, 2012.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
gg	For the period April 1, 2014 (commencement of operations) through September 30, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
03/31/15[r]	$14.19	$0.05	$0.61	$0.66	$(0.09)	$(0.30)	$(0.39)	$14.46	4.80%	[b]	$33,655	0.94%	[a]	N/A		0.73%	[a]
09/30/14	12.08	0.09	2.11	2.20	(0.09)	-	(0.09)	14.19	18.26%		35,299	0.96%		0.92%		0.69%
09/30/13	10.30	0.11	1.78	1.89	(0.11)	-	(0.11)	12.08	18.52%		33,164	1.00%		0.91%		0.97%
09/30/12[i]	8.75	0.07	1.53	1.60	(0.05)	-	(0.05)	10.30	18.44%	[b]	32,593	1.01%	[a]	0.91%	[a]	0.77%	[a]
10/31/11	8.48	0.06	0.27	0.33	(0.06)	-	(0.06)	8.75	3.89%		39,959	1.01%		0.91%		0.71%
10/31/10	7.24	0.06	1.26	1.32	(0.08)	-	(0.08)	8.48	18.39%		46,075	1.01%		0.91%		0.81%
10/31/09	6.51	0.09	0.74	0.83	(0.10)	-	(0.10)	7.24	13.13%		44,614	1.04%		0.91%		1.36%
Class A
03/31/15[r]	$14.07	$0.03	$0.60	$0.63	$(0.06)	$(0.30)	$(0.36)	$14.34	4.58%	[b]	$14,007	1.19%	[a]	N/A		0.49%	[a]
09/30/14	11.98	0.06	2.09	2.15	(0.06)	-	(0.06)	14.07	17.99%		13,580	1.21%		1.17%		0.44%
09/30/13	10.23	0.08	1.76	1.84	(0.09)	-	(0.09)	11.98	18.18%		13,493	1.25%		1.16%		0.71%
09/30/12[i]	8.68	0.04	1.54	1.58	(0.03)	-	(0.03)	10.23	18.23%	[b]	11,976	1.26%	[a]	1.16%	[a]	0.51%	[a]
10/31/11	8.41	0.04	0.27	0.31	(0.04)	-	(0.04)	8.68	3.66%		8,120	1.26%		1.16%		0.46%
10/31/10	7.18	0.04	1.25	1.29	(0.06)	-	(0.06)	8.41	18.11%		9,236	1.26%		1.16%		0.56%
10/31/09	6.45	0.07	0.74	0.81	(0.08)	-	(0.08)	7.18	12.86%		10,082	1.29%		1.16%		1.11%
Class R4
03/31/15[r]	$14.07	$0.04	$0.60	$0.64	$(0.08)	$(0.30)	$(0.38)	$14.33	4.71%	[b]	$111	1.08%	[a]	N/A		0.60%	[a]
09/30/14gg	13.29	0.04	0.74	0.78	-	-	-	14.07	5.87%	[b]	106	1.07%	[a]	N/A		0.60%	[a]
Class R3
03/31/15[r]	$14.15	$0.02	$0.60	$0.62	$(0.04)	$(0.30)	$(0.34)	$14.43	4.51%	[b]	$129	1.34%	[a]	N/A		0.34%	[a]
09/30/14	12.03	0.03	2.11	2.14	(0.02)	-	(0.02)	14.15	17.78%		119	1.41%		1.38%		0.24%
09/30/13	10.24	0.05	1.77	1.82	(0.03)	-	(0.03)	12.03	17.82%		70	1.55%		1.46%		0.45%
09/30/12[i]	8.70	0.02	1.54	1.56	(0.02)	-	(0.02)	10.24	17.92%	[b]	94	1.56%	[a]	1.46%	[a]	0.25%	[a]
10/31/11	8.44	0.01	0.26	0.27	(0.01)	-	(0.01)	8.70	3.25%		329	1.56%		1.46%		0.17%
10/31/10	7.20	0.02	1.26	1.28	(0.04)	-	(0.04)	8.44	17.76%		270	1.56%		1.46%		0.23%
10/31/09	6.47	0.06	0.74	0.80	(0.07)	-	(0.07)	7.20	12.52%		109	1.59%		1.46%		1.01%

MassMutual Premier Disciplined Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
03/31/15[r]	$12.87	$0.08	$0.88	$0.96	$(0.14)	$(1.55)	$(1.69)	$12.14	8.16%	[b]	$208,688	0.51%	[a]	N/A		1.36%	[a]
09/30/14gg	12.13	0.07	0.67	0.74	-	-	-	12.87	6.18%	[b]	182,512	0.50%	[a]	N/A		1.14%	[a]
Class R5
03/31/15[r]	$12.88	$0.08	$0.87	$0.95	$(0.13)	$(1.55)	$(1.68)	$12.15	8.15%	[b]	$120,536	0.61%	[a]	N/A		1.26%	[a]
09/30/14	13.26	0.15	2.17	2.32	(0.16)	(2.54)	(2.70)	12.88	19.60%		110,762	0.57%		N/A		1.16%
09/30/13	11.17	0.18	2.11	2.29	(0.17)	(0.03)	(0.20)	13.26	20.83%		209,795	0.56%		0.53%		1.50%
09/30/12[i]	9.67	0.14	1.46	1.60	(0.10)	-	(0.10)	11.17	16.92%	[b]	211,276	0.57%	[a]	0.52%	[a]	1.50%	[a]
10/31/11	8.90	0.10	0.77	0.87	(0.10)	-	(0.10)	9.67	9.81%		176,486	0.57%		0.55%		1.03%
10/31/10	7.53	0.09	1.37	1.46	(0.09)	-	(0.09)	8.90	19.53%		75,732	0.57%		N/A		1.10%
10/31/09	6.57	0.09	0.95	1.04	(0.08)	-	(0.08)	7.53	16.12%		61,493	0.58%		N/A		1.34%
Service Class
03/31/15[r]	$12.90	$0.07	$0.87	$0.94	$(0.12)	$(1.55)	$(1.67)	$12.17	8.03%	[b]	$91,642	0.71%	[a]	N/A		1.16%	[a]
09/30/14	13.28	0.13	2.18	2.31	(0.15)	(2.54)	(2.69)	12.90	19.45%		86,743	0.67%		N/A		1.02%
09/30/13	11.19	0.17	2.11	2.28	(0.16)	(0.03)	(0.19)	13.28	20.79%		64,469	0.65%		0.62%		1.42%
09/30/12[i]	9.68	0.13	1.48	1.61	(0.10)	-	(0.10)	11.19	16.81%	[b]	57,792	0.66%	[a]	0.61%	[a]	1.40%	[a]
10/31/11	8.91	0.10	0.77	0.87	(0.10)	-	(0.10)	9.68	9.62%		49,364	0.63%		0.61%		1.01%
10/31/10	7.54	0.09	1.37	1.46	(0.09)	-	(0.09)	8.91	19.59%		44,495	0.62%		N/A		1.06%
10/31/09	6.58	0.08	0.95	1.03	(0.07)	-	(0.07)	7.54	16.01%		47,680	0.63%		N/A		1.27%

	Six months ended March 31, 2015[b,r]	Year ended September 30		Period ended September 30, 2012[b,i]	Year ended October 31
		2014	2013		2011	2010	2009
Portfolio turnover rate	41%	142%	153%	142%	134%	100%	125%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
i	For the period November 1, 2011 through September 30, 2012.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
gg	For the period April 1, 2014 (commencement of operations) through September 30, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
03/31/15[r]	$12.98	$0.07	$0.87	$0.94	$(0.10)	$(1.55)	$(1.65)	$12.27	8.03%	[b]	$34,187	0.81%	[a]	N/A		1.07%	[a]
09/30/14	13.35	0.12	2.19	2.31	(0.14)	(2.54)	(2.68)	12.98	19.33%		24,252	0.79%		N/A		0.92%
09/30/13	11.26	0.15	2.12	2.27	(0.15)	(0.03)	(0.18)	13.35	20.58%		20,092	0.78%		0.75%		1.23%
09/30/12[i]	9.65	0.12	1.49	1.61	-	-	-	11.26	16.68%	[b]	8,593	0.80%	[a]	0.75%	[a]	1.22%	[a]
10/31/11	8.88	0.09	0.76	0.85	(0.08)	-	(0.08)	9.65	9.50%		512	0.76%		0.76%	[k]	0.97%
10/31/10	7.51	0.07	1.38	1.45	(0.08)	-	(0.08)	8.88	19.34%		67,882	0.77%		N/A		0.91%
10/31/09	6.55	0.07	0.95	1.02	(0.06)	-	(0.06)	7.51	15.80%		62,383	0.78%		N/A		1.12%
Class A
03/31/15[r]	$12.74	$0.05	$0.86	$0.91	$(0.08)	$(1.55)	$(1.63)	$12.02	7.87%	[b]	$41,814	1.06%	[a]	N/A		0.81%	[a]
09/30/14	13.15	0.08	2.16	2.24	(0.11)	(2.54)	(2.65)	12.74	19.02%		35,193	1.04%		N/A		0.66%
09/30/13	11.10	0.12	2.09	2.21	(0.13)	(0.03)	(0.16)	13.15	20.27%		19,445	1.04%		1.01%		1.03%
09/30/12[i]	9.60	0.10	1.46	1.56	(0.06)	-	(0.06)	11.10	16.37%	[b]	14,686	1.05%	[a]	1.00%	[a]	1.00%	[a]
10/31/11	8.84	0.06	0.76	0.82	(0.06)	-	(0.06)	9.60	9.33%		6,587	1.03%		1.01%		0.61%
10/31/10	7.48	0.05	1.37	1.42	(0.06)	-	(0.06)	8.84	19.05%		4,712	1.02%		N/A		0.65%
10/31/09	6.52	0.06	0.94	1.00	(0.04)	-	(0.04)	7.48	15.53%		4,102	1.03%		N/A		0.86%
Class R4
03/31/15[r]	$12.74	$0.06	$0.86	$0.92	$(0.10)	$(1.55)	$(1.65)	$12.01	7.96%	[b]	$1,759	0.96%	[a]	N/A		0.93%	[a]
09/30/14gg	12.03	0.04	0.67	0.71	-	-	-	12.74	5.90%	[b]	106	0.95%	[a]	N/A		0.68%	[a]
Class R3
03/31/15[r]	$12.73	$0.04	$0.85	$0.89	$(0.07)	$(1.55)	$(1.62)	$12.00	7.75%	[b]	$393	1.21%	[a]	N/A		0.68%	[a]
09/30/14gg	12.03	0.03	0.67	0.70	-	-	-	12.73	5.82%	[b]	106	1.20%	[a]	N/A		0.43%	[a]

MassMutual Premier Small Cap Opportunities Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
03/31/15[r]	$15.78	$0.09	$2.26	$2.35	$(0.17)	$(2.34)	$(2.51)	$15.62	15.83%	[b]	$5,364	0.68%	[a]	N/A		1.17%	[a]
09/30/14gg	16.45	0.39	(1.06)	(0.67)	-	-	-	15.78	(4.07%	)[b]	4,801	0.66%	[a]	N/A		4.79%	[a]
Class R5
03/31/15[r]	$15.77	$0.08	$2.26	$2.34	$(0.15)	$(2.34)	$(2.49)	$15.62	15.78%	[b]	$81,710	0.78%	[a]	N/A		1.07%	[a]
09/30/14	14.92	0.17	0.83	1.00	(0.15)	-	(0.15)	15.77	6.75%		73,288	0.74%		N/A		1.04%
09/30/13	11.03	0.16	3.86	4.02	(0.13)	-	(0.13)	14.92	36.88%		83,213	0.73%		0.70%		1.23%
09/30/12[i]	9.77	0.09	1.24	1.33	(0.07)	-	(0.07)	11.03	13.78%	[b]	68,091	0.78%	[a]	0.69%	[a]	1.00%	[a]
10/31/11	9.15	0.07	0.62	0.69	(0.07)	-	(0.07)	9.77	7.53%		118,553	0.76%		0.69%		0.74%
10/31/10	7.37	0.06	1.77	1.83	(0.05)	-	(0.05)	9.15	24.90%		129,831	0.76%		0.69%		0.69%
10/31/09	6.42	0.05	0.93	0.98	(0.03)	-	(0.03)	7.37	15.48%		113,312	0.84%		0.69%		0.79%
Service Class
03/31/15[r]	$15.76	$0.08	$2.26	$2.34	$(0.15)	$(2.34)	$(2.49)	$15.61	15.76%	[b]	$8,070	0.88%	[a]	N/A		0.97%	[a]
09/30/14	14.92	0.16	0.82	0.98	(0.14)	-	(0.14)	15.76	6.60%		6,865	0.84%		N/A		0.98%
09/30/13	11.03	0.14	3.88	4.02	(0.13)	-	(0.13)	14.92	36.79%		2,627	0.83%		0.80%		1.15%
09/30/12[i]	9.76	0.09	1.23	1.32	(0.05)	-	(0.05)	11.03	13.65%	[b]	3,299	0.88%	[a]	0.79%	[a]	0.94%	[a]
10/31/11	9.14	0.06	0.62	0.68	(0.06)	-	(0.06)	9.76	7.45%		1,972	0.86%		0.79%		0.63%
10/31/10	7.36	0.05	1.77	1.82	(0.04)	-	(0.04)	9.14	24.83%		1,718	0.86%		0.79%		0.58%
10/31/09	6.39	0.04	0.94	0.98	(0.01)	-	(0.01)	7.36	15.29%		941	0.94%		0.79%		0.65%

	Six months ended March 31, 2015[b,r]	Year ended September 30		Period ended September 30, 2012[b,i]	Year ended October 31
		2014	2013		2011	2010	2009
Portfolio turnover rate	25%	66%	91%	79%[q]	96%	62%	137%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
i	For the period November 1, 2011 through September 30, 2012.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Portfolio turnover rate excludes securities sold from redemptions in-kind. Securities sold from redemptions in-kind had no impact on portfolio turnover rate.
r	Unaudited.
gg	For the period April 1, 2014 (commencement of operations) through September 30, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
03/31/15[r]	$15.68	$0.07	$2.24	$2.31	$(0.13)	$(2.34)	$(2.47)	$15.52	15.67%	[b]	$20,544	0.98%	[a]	N/A		0.88%	[a]
09/30/14	14.84	0.14	0.83	0.97	(0.13)	-	(0.13)	15.68	6.55%		17,595	0.95%		N/A		0.86%
09/30/13	10.98	0.13	3.85	3.98	(0.12)	-	(0.12)	14.84	36.60%		9,661	0.93%		0.90%		1.02%
09/30/12[i]	9.72	0.08	1.23	1.31	(0.05)	-	(0.05)	10.98	13.60%	[b]	5,928	0.98%	[a]	0.89%	[a]	0.83%	[a]
10/31/11	9.08	0.05	0.62	0.67	(0.03)	-	(0.03)	9.72	7.37%		2,534	0.96%		0.89%		0.54%
10/31/10	7.31	0.04	1.77	1.81	(0.04)	-	(0.04)	9.08	24.77%		5,341	0.96%		0.89%		0.48%
10/31/09	6.37	0.04	0.92	0.96	(0.02)	-	(0.02)	7.31	15.17%		4,675	1.04%		0.89%		0.61%
Class A
03/31/15[r]	$15.43	$0.05	$2.22	$2.27	$(0.08)	$(2.34)	$(2.42)	$15.28	15.58%	[b]	$76,652	1.23%	[a]	N/A		0.62%	[a]
09/30/14	14.62	0.09	0.81	0.90	(0.09)	-	(0.09)	15.43	6.19%		70,281	1.19%		N/A		0.60%
09/30/13	10.80	0.10	3.80	3.90	(0.08)	-	(0.08)	14.62	36.40%		77,201	1.18%		1.15%		0.77%
09/30/12[i]	9.56	0.05	1.21	1.26	(0.02)	-	(0.02)	10.80	13.25%	[b]	58,551	1.23%	[a]	1.14%	[a]	0.50%	[a]
10/31/11	8.95	0.03	0.61	0.64	(0.03)	-	(0.03)	9.56	7.13%		58,004	1.21%		1.14%		0.30%
10/31/10	7.21	0.02	1.74	1.76	(0.02)	-	(0.02)	8.95	24.39%		68,521	1.21%		1.14%		0.24%
10/31/09	6.28	0.02	0.91	0.93	-	-	-	7.21	14.81%		63,549	1.29%		1.14%		0.36%
Class R4
03/31/15[r]	$15.44	$0.06	$2.21	$2.27	$(0.12)	$(2.34)	$(2.46)	$15.25	15.58%	[b]	$111	1.13%	[a]	N/A		0.72%	[a]
09/30/14gg	16.14	0.04	(0.74)	(0.70)	-	-	-	15.44	(4.34%	)[b]	96	1.11%	[a]	N/A		0.46%	[a]
Class R3
03/31/15[r]	$15.42	$0.06	$2.20	$2.26	$(0.09)	$(2.34)	$(2.43)	$15.25	15.53%	[b]	$502	1.38%	[a]	N/A		0.81%	[a]
09/30/14gg	16.14	0.02	(0.74)	(0.72)	-	-	-	15.42	(4.46%	)[b]	96	1.36%	[a]	N/A		0.21%	[a]

MassMutual Premier Global Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
03/31/15[r]	$15.11	$0.06	$0.95	$1.01	$(0.19)	$(0.70)	$(0.89)	$15.23	7.16%	[b]	$109	0.84%	[a]	N/A		0.85%	[a]
09/30/14gg	14.85	0.13	0.13	0.26	-	-	-	15.11	1.75%	[b]	102	0.84%	[a]	N/A		1.75%	[a]
Class R5
03/31/15[r]	$15.11	$0.05	$0.94	$0.99	$(0.17)	$(0.70)	$(0.87)	$15.23	7.07%	[b]	$208,306	0.94%	[a]	N/A		0.74%	[a]
09/30/14	13.99	0.15	1.25	1.40	(0.16)	(0.12)	(0.28)	15.11	10.18%		206,074	0.99%		0.91%		0.99%
09/30/13	11.19	0.16	2.79	2.95	(0.15)	-	(0.15)	13.99	26.55%		213,577	1.05%		0.89%		1.28%
09/30/12[i]	10.55	0.14	0.65	0.79	(0.15)	-	(0.15)	11.19	7.74%	[b]	195,534	1.05%	[a]	0.89%	[a]	1.44%	[a]
10/31/11	10.67	0.14	(0.10)	0.04	(0.16)	-	(0.16)	10.55	0.37%		202,981	1.04%		0.89%		1.27%
10/31/10	9.16	0.11	1.51	1.62	(0.11)	-	(0.11)	10.67	17.88%		219,639	1.07%		0.89%		1.15%
10/31/09	7.58	0.10	1.89	1.99	(0.11)	(0.30)	(0.41)	9.16	28.52%		204,098	1.06%		0.89%		1.34%
Service Class
03/31/15[r]	$15.01	$0.05	$0.92	$0.97	$(0.16)	$(0.70)	$(0.86)	$15.12	6.97%	[b]	$29,243	1.04%	[a]	N/A		0.75%	[a]
09/30/14	13.90	0.15	1.22	1.37	(0.14)	(0.12)	(0.26)	15.01	9.96%		14,038	1.05%		1.03%		0.99%
09/30/13	11.12	0.14	2.78	2.92	(0.14)	-	(0.14)	13.90	26.47%		8,558	1.08%		1.03%		1.13%
09/30/12[i]	10.48	0.12	0.65	0.77	(0.13)	-	(0.13)	11.12	7.58%	[b]	7,389	1.08%	[a]	1.03%	[a]	1.29%	[a]
10/31/11	10.61	0.13	(0.10)	0.03	(0.16)	-	(0.16)	10.48	0.21%		7,000	1.07%		1.03%		1.13%
10/31/10	9.11	0.10	1.50	1.60	(0.10)	-	(0.10)	10.61	17.75%		6,727	1.10%		1.03%		1.02%
10/31/09	7.54	0.08	1.88	1.96	(0.09)	(0.30)	(0.39)	9.11	28.26%		3,219	1.09%		1.03%		1.04%

	Six months ended March 31, 2015[b,r]	Year ended September 30		Period ended September 30, 2012[b,i]	Year ended October 31
		2014	2013		2011	2010	2009
Portfolio turnover rate	12%	27%	28%	27%	26%	29%	34%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
i	For the period November 1, 2011 through September 30, 2012.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
gg	For the period April 1, 2014 (commencement of operations) through September 30, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
03/31/15[r]	$15.08	$0.04	$0.94	$0.98	$(0.14)	$(0.70)	$(0.84)	$15.22	6.98%	[b]	$134,369	1.14%	[a]	N/A		0.54%	[a]
09/30/14	13.96	0.11	1.25	1.36	(0.12)	(0.12)	(0.24)	15.08	9.87%		136,272	1.18%		1.14%		0.77%
09/30/13	11.17	0.13	2.79	2.92	(0.13)	-	(0.13)	13.96	26.30%		128,755	1.23%		1.14%		1.01%
09/30/12[i]	10.53	0.11	0.65	0.76	(0.12)	-	(0.12)	11.17	7.42%	[b]	109,534	1.23%	[a]	1.14%	[a]	1.19%	[a]
10/31/11	10.64	0.11	(0.08)	0.03	(0.14)	-	(0.14)	10.53	0.11%		118,025	1.22%		1.14%		1.03%
10/31/10	9.14	0.09	1.50	1.59	(0.09)	-	(0.09)	10.64	17.65%		131,965	1.25%		1.14%		0.92%
10/31/09	7.55	0.08	1.89	1.97	(0.08)	(0.30)	(0.38)	9.14	28.27%		147,550	1.24%		1.14%		1.09%
Class A
03/31/15[r]	$14.92	$0.02	$0.93	$0.95	$(0.09)	$(0.70)	$(0.79)	$15.08	6.84%	[b]	$46,073	1.39%	[a]	N/A		0.28%	[a]
09/30/14	13.82	0.07	1.24	1.31	(0.09)	(0.12)	(0.21)	14.92	9.54%		46,399	1.43%		1.41%		0.48%
09/30/13	11.06	0.09	2.76	2.85	(0.09)	-	(0.09)	13.82	25.94%		48,500	1.48%		1.43%		0.72%
09/30/12[i]	10.42	0.09	0.64	0.73	(0.09)	-	(0.09)	11.06	7.11%	[b]	41,351	1.48%	[a]	1.43%	[a]	0.92%	[a]
10/31/11	10.54	0.08	(0.09)	(0.01)	(0.11)	-	(0.11)	10.42	(0.11%	)	37,485	1.47%		1.43%		0.73%
10/31/10	9.06	0.06	1.49	1.55	(0.07)	-	(0.07)	10.54	17.23%		41,888	1.50%		1.43%		0.61%
10/31/09	7.48	0.06	1.87	1.93	(0.05)	(0.30)	(0.35)	9.06	27.89%		34,124	1.49%		1.43%		0.78%
Class R4
03/31/15[r]	$14.93	$0.05	$0.91	$0.96	$(0.14)	$(0.70)	$(0.84)	$15.05	6.86%	[b]	$269	1.29%	[a]	N/A		0.62%	[a]
09/30/14gg	14.70	0.10	0.13	0.23	-	-	-	14.93	1.56%	[b]	102	1.29%	[a]	N/A		1.30%	[a]
Class R3
03/31/15[r]	$14.97	$0.01	$0.94	$0.95	$(0.10)	$(0.70)	$(0.80)	$15.12	6.76%	[b]	$1,534	1.54%	[a]	N/A		0.18%	[a]
09/30/14	13.86	0.07	1.24	1.31	(0.08)	(0.12)	(0.20)	14.97	9.49%		1,523	1.64%		1.53%		0.48%
09/30/13	11.10	0.08	2.77	2.85	(0.09)	-	(0.09)	13.86	25.81%		1,235	1.78%		1.52%		0.63%
09/30/12[i]	10.46	0.08	0.64	0.72	(0.08)	-	(0.08)	11.10	7.07%	[b]	930	1.78%	[a]	1.52%	[a]	0.83%	[a]
10/31/11	10.58	0.07	(0.09)	(0.02)	(0.10)	-	(0.10)	10.46	(0.33%	)	828	1.77%		1.52%		0.64%
10/31/10	9.09	0.06	1.49	1.55	(0.06)	-	(0.06)	10.58	17.26%		766	1.80%		1.52%		0.58%
10/31/09	7.51	0.05	1.88	1.93	(0.05)	(0.30)	(0.35)	9.09	27.77%		816	1.79%		1.52%		0.69%

MassMutual Premier International Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders							Ratios /Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Class I
03/31/15[r]	$14.39	$0.04	$0.25	$0.29	$(0.18)	$(2.24)	$(2.42)	$12.26	2.94%	[b]	$95,186	0.96%	[a]	0.55%	[a]
09/30/14gg	15.47	0.14	(1.22)	(1.08)	-	-	-	14.39	(6.98%	)[b]	64,208	0.96%	[a]	1.83%	[a]
Class R5
03/31/15[r]	$14.38	$0.03	$0.25	$0.28	$(0.16)	$(2.24)	$(2.40)	$12.26	2.87%	[b]	$340,626	1.06%	[a]	0.44%	[a]
09/30/14	15.92	0.15	(0.16)	(0.01)	(0.19)	(1.34)	(1.53)	14.38	(0.32%	)	351,818	1.06%		0.97%
09/30/13	13.20	0.21	3.14	3.35	(0.20)	(0.43)	(0.63)	15.92	26.22%		445,260	1.07%		1.46%
09/30/12[i]	13.95	0.18	0.71	0.89	(0.23)	(1.41)	(1.64)	13.20	8.60%	[b]	396,711	1.07%	[a]	1.52%	[a]
10/31/11	13.94	0.16	(0.01)	0.15	(0.14)	-	(0.14)	13.95	1.08%		554,169	1.07%		1.10%
10/31/10	12.27	0.13	1.67	1.80	(0.13)	-	(0.13)	13.94	14.81%		584,158	1.10%		1.00%
10/31/09	10.12	0.12	2.84	2.96	(0.03)	(0.78)	(0.81)	12.27	33.13%		562,176	1.09%		1.24%
Service Class
03/31/15[r]	$14.34	$0.02	$0.26	$0.28	$(0.15)	$(2.24)	$(2.39)	$12.23	2.86%	[b]	$22,730	1.16%	[a]	0.33%	[a]
09/30/14	15.90	0.14	(0.17)	(0.03)	(0.19)	(1.34)	(1.53)	14.34	(0.46%	)	23,473	1.12%		0.88%
09/30/13	13.18	0.20	3.15	3.35	(0.20)	(0.43)	(0.63)	15.90	26.23%		25,987	1.10%		1.42%
09/30/12[i]	13.94	0.19	0.69	0.88	(0.23)	(1.41)	(1.64)	13.18	8.58%	[b]	21,882	1.10%	[a]	1.62%	[a]
10/31/11	13.92	0.16	(0.02)	0.14	(0.12)	-	(0.12)	13.94	1.00%		19,430	1.10%		1.10%
10/31/10	12.26	0.12	1.67	1.79	(0.13)	-	(0.13)	13.92	14.80%		15,773	1.12%		0.98%
10/31/09	10.10	0.12	2.85	2.97	(0.03)	(0.78)	(0.81)	12.26	33.08%		30,347	1.12%		1.21%

	Six months ended March 31, 2015[b,r]	Year ended September 30		Period ended September 30, 2012[b,i]	Year ended October 31
		2014	2013		2011	2010	2009
Portfolio turnover rate	25%	76%	56%	36%	47%	32%	42%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
i	For the period November 1, 2011 through September 30, 2012.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
gg	For the period April 1, 2014 (commencement of operations) through September 30, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders							Ratios /Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Administrative Class
03/31/15[r]	$14.27	$0.02	$0.26	$0.28	$(0.14)	$(2.24)	$(2.38)	$12.17	2.80%	[b]	$21,135	1.26%	[a]	0.26%	[a]
09/30/14	15.82	0.13	(0.18)	(0.05)	(0.16)	(1.34)	(1.50)	14.27	(0.57%	)	18,339	1.25%		0.86%
09/30/13	13.13	0.19	3.11	3.30	(0.18)	(0.43)	(0.61)	15.82	25.96%		18,017	1.25%		1.31%
09/30/12[i]	13.82	0.17	0.70	0.87	(0.15)	(1.41)	(1.56)	13.13	8.46%	[b]	15,173	1.25%	[a]	1.47%	[a]
10/31/11	13.81	0.14	(0.01)	0.13	(0.12)	-	(0.12)	13.82	0.91%		12,331	1.25%		0.94%
10/31/10	12.16	0.10	1.66	1.76	(0.11)	-	(0.11)	13.81	14.64%		50,937	1.27%		0.77%
10/31/09	10.02	0.11	2.82	2.93	(0.01)	(0.78)	(0.79)	12.16	32.77%		56,494	1.27%		1.10%
Class A
03/31/15[r]	$13.94	$(0.00)[d]	$0.24	$0.24	$(0.10)	$(2.24)	$(2.34)	$11.84	2.61%	[b]	$52,840	1.51%	[a]	(0.02%	)[a]
09/30/14	15.48	0.09	(0.17)	(0.08)	(0.12)	(1.34)	(1.46)	13.94	(0.77%	)	53,155	1.50%		0.58%
09/30/13	12.85	0.14	3.06	3.20	(0.14)	(0.43)	(0.57)	15.48	25.70%		56,137	1.50%		1.04%
09/30/12[i]	13.62	0.13	0.68	0.81	(0.17)	(1.41)	(1.58)	12.85	8.16%	[b]	46,292	1.50%	[a]	1.20%	[a]
10/31/11	13.62	0.09	(0.00)[d]	0.09	(0.09)	-	(0.09)	13.62	0.63%		47,318	1.50%		0.65%
10/31/10	12.00	0.07	1.64	1.71	(0.09)	-	(0.09)	13.62	14.39%		50,227	1.53%		0.56%
10/31/09	9.92	0.08	2.78	2.86	-	(0.78)	(0.78)	12.00	32.49%		47,642	1.52%		0.81%
Class R4
03/31/15[r]	$13.94	$0.01	$0.24	$0.25	$(0.13)	$(2.24)	$(2.37)	$11.82	2.70%	[b]	$142	1.41%	[a]	0.18%	[a]
09/30/14gg	15.03	0.11	(1.20)	(1.09)	-	-	-	13.94	(7.25%	)[b]	93	1.41%	[a]	1.47%	[a]
Class R3
03/31/15[r]	$13.93	$(0.01)	$0.25	$0.24	$(0.11)	$(2.24)	$(2.35)	$11.82	2.57%	[b]	$95	1.66%	[a]	(0.16%	)[a]
09/30/14gg	15.03	0.09	(1.19)	(1.10)	-	-	-	13.93	(7.32%	)[b]	93	1.66%	[a]	1.22%	[a]

MassMutual Premier Strategic Emerging Markets Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
03/31/15[r]	$12.11	$0.02	$(0.96)	$(0.94)	$(0.14)	$-	$(0.14)	$11.03	(7.73%	)[b]	$148,403	1.37%	[a]	1.05%	[a]	0.26%	[a]
09/30/14	11.68	0.08	0.50	0.58	(0.15)	-	(0.15)	12.11	5.01%		140,584	1.34%		1.02%		0.68%
09/30/13	12.03	0.16	(0.41)	(0.25)	(0.10)	-	(0.10)	11.68	(2.10%	)	115,463	1.23%		0.99%		1.30%
09/30/12[i]	14.09	0.12	(0.28)	(0.16)	(0.16)	(1.74)	(1.90)	12.03	0.51%	[b]	134,793	1.24%	[a]	0.99%	[a]	1.11%	[a]
10/31/11[h]	15.70	0.20	(1.81)	(1.61)	-	-	-	14.09	(10.25%	)[b]	92,878	1.26%	[a]	0.99%	[a]	1.98%	[a]
Class R5
03/31/15[r]	$12.24	$0.01	$(0.96)	$(0.95)	$(0.13)	$-	$(0.13)	$11.16	(7.84%	)[b]	$8,544	1.47%	[a]	1.15%	[a]	0.17%	[a]
09/30/14	11.81	0.07	0.49	0.56	(0.13)	-	(0.13)	12.24	4.88%		8,869	1.47%		1.15%		0.55%
09/30/13	12.17	0.15	(0.42)	(0.27)	(0.09)	-	(0.09)	11.81	(2.29%	)	7,008	1.39%		1.15%		1.22%
09/30/12[i]	14.07	0.05	(0.21)	(0.16)	-	(1.74)	(1.74)	12.17	0.36%	[b]	6,110	1.40%	[a]	1.15%	[a]	0.43%	[a]
10/31/11	17.79	0.16	(2.30)	(2.14)	(0.05)	(1.53)	(1.58)	14.07	(13.17%	)	51,005	1.34%		1.15%		1.01%
10/31/10	16.49	0.10	3.62	3.72	(0.14)	(2.28)	(2.42)	17.79	25.30%		107,589	1.27%		1.15%		0.60%
10/31/09[g]	10.00	0.15	6.34	6.49	(0.00)[d]	-	(0.00)[d]	16.49	64.73%	[b]	61,313	1.33%	[a]	1.15%	[a]	1.23%	[a]
Service Class
03/31/15[r]	$12.09	$(0.01)	$(0.94)	$(0.95)	$(0.12)	$-	$(0.12)	$11.02	(7.85%	)[b]	$7,754	1.57%	[a]	1.25%	[a]	(0.13%	)[a]
09/30/14	11.66	0.06	0.49	0.55	(0.12)	-	(0.12)	12.09	4.75%		256	1.57%		1.25%		0.46%
09/30/13	12.01	0.13	(0.40)	(0.27)	(0.08)	-	(0.08)	11.66	(2.34%	)	206	1.49%		1.25%		1.06%
09/30/12[i]	14.06	0.09	(0.28)	(0.19)	(0.12)	(1.74)	(1.86)	12.01	0.23%	[b]	203	1.50%	[a]	1.25%	[a]	0.86%	[a]
10/31/11	17.77	0.18	(2.32)	(2.14)	(0.04)	(1.53)	(1.57)	14.06	(13.22%	)	188	1.46%		1.25%		1.13%
10/31/10	16.48	0.08	3.62	3.70	(0.13)	(2.28)	(2.41)	17.77	25.14%		206	1.37%		1.25%		0.47%
10/31/09[g]	10.00	0.13	6.35	6.48	(0.00)[d]	-	(0.00)[d]	16.48	64.60%	[b]	165	1.43%	[a]	1.25%	[a]	1.08%	[a]

	Six months ended March 31, 2015[b,r]	Year ended September 30		Period ended September 30, 2012[b,i]	Year ended October 31
		2014	2013		2011	2010	2009
Portfolio turnover rate	18%	108%	75%	76%	84%	45%	75%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
f	Amount is less than $500.
g	For the period November 3, 2008 (commencement of operations) through October 31, 2009.
h	For the period March 1, 2011 (commencement of operations) through October 31, 2011.
i	For the period November 1, 2011 through September 30, 2012.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
gg	For the period April 1, 2014 (commencement of operations) through September 30, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)		Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
03/31/15[r]	$12.15	$0.00 [d]	$(0.96)	$(0.96)	$(0.10)	$-	$(0.10)	$11.09	(7.87%	)[b]	$482		1.67%	[a]	1.35%	[a]	0.01%	[a]
09/30/14	11.72	0.07	0.47	0.54	(0.11)	-	(0.11)	12.15	4.61%		409		1.68%		1.37%		0.59%
09/30/13	12.09	0.13	(0.43)	(0.30)	(0.07)	-	(0.07)	11.72	(2.50%	)	98		1.64%		1.40%		1.09%
09/30/12[i]	14.02	0.15	(0.34)	(0.19)	-	(1.74)	(1.74)	12.09	0.12%	[b]	63		1.65%	[a]	1.40%	[a]	1.37%	[a]
10/31/11	17.73	0.12	(2.28)	(2.16)	(0.02)	(1.53)	(1.55)	14.02	(13.34%	)	0	[f]	1.57%		1.39%		0.71%
10/31/10	16.45	0.06	3.62	3.68	(0.12)	(2.28)	(2.40)	17.73	25.02%		56,938		1.52%		1.40%		0.37%
10/31/09[g]	10.00	0.13	6.32	6.45	-	-	-	16.45	64.30%	[b]	27,256		1.58%	[a]	1.40%	[a]	0.98%	[a]
Class A
03/31/15[r]	$12.04	$(0.02)	$(0.94)	$(0.96)	$(0.10)	$-	$(0.10)	$10.98	(7.96%	)[b]	$317		1.92%	[a]	1.60%	[a]	(0.27%	)[a]
09/30/14	11.61	(0.01)	0.51	0.50	(0.07)	-	(0.07)	12.04	4.36%		470		1.94%		1.62%		(0.05%	)
09/30/13	11.94	0.08	(0.41)	(0.33)	-	-	-	11.61	(2.76%	)	336		1.89%		1.65%		0.63%
09/30/12[i]	13.95	0.05	(0.28)	(0.23)	(0.04)	(1.74)	(1.78)	11.94	(0.19%	)[b]	379		1.90%	[a]	1.65%	[a]	0.50%	[a]
10/31/11	17.68	0.10	(2.30)	(2.20)	-	(1.53)	(1.53)	13.95	(13.60%	)	396		1.85%		1.65%		0.64%
10/31/10	16.42	0.01	3.62	3.63	(0.09)	(2.28)	(2.37)	17.68	24.70%		655		1.77%		1.65%		0.09%
10/31/09[g]	10.00	0.09	6.33	6.42	-	-	-	16.42	64.00%	[b]	238		1.83%	[a]	1.65%	[a]	0.73%	[a]
Class R4
03/31/15[r]	$12.05	$(0.01)	$(0.95)	$(0.96)	$(0.10)	$-	$(0.10)	$10.99	(7.96%	)[b]	$95		1.82%	[a]	1.50%	[a]	(0.19%	)[a]
09/30/14gg	11.64	0.05	0.36	0.41	-	-	-	12.05	3.52%	[b]	103		1.82%	[a]	1.50%	[a]	0.76%	[a]
Class R3
03/31/15[r]	$12.03	$(0.02)	$(0.95)	$(0.97)	$(0.08)	$-	$(0.08)	$10.98	(8.08%	)[b]	$95		2.07%	[a]	1.75%	[a]	(0.44%	)[a]
09/30/14gg	11.64	0.03	0.36	0.39	-	-	-	12.03	3.35%	[b]	103		2.07%	[a]	1.75%	[a]	0.51%	[a]

Notes to Financial Statements (Unaudited)

1.	The Funds

MassMutual Premier Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 1, 1994, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The following are 15 series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual Premier Money Market Fund (“Money Market Fund”)

MassMutual Premier Short-Duration Bond Fund (“Short-Duration Bond Fund”)

MassMutual Premier Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”)

MassMutual Premier Core Bond Fund (“Core Bond Fund”)

MassMutual Premier Diversified Bond Fund (“Diversified Bond Fund”)

MassMutual Premier High Yield Fund (“High Yield Fund”)

MassMutual Premier Balanced Fund (“Balanced Fund”)

MassMutual Premier Value Fund (“Value Fund”)

MassMutual Premier Disciplined Value Fund (“Disciplined Value Fund”)

MassMutual Premier Main Street Fund (“Main Street Fund”)

MassMutual Premier Disciplined Growth Fund (“Disciplined Growth Fund”)

MassMutual Premier Small Cap Opportunities Fund (“Small Cap Opportunities Fund”)

MassMutual Premier Global Fund (“Global Fund”)

MassMutual Premier International Equity Fund (“International Equity Fund”)

MassMutual Premier Strategic Emerging Markets Fund (“Strategic Emerging Markets Fund”)

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

Effective March 7, 2014, Class A and Class Y shares of the Money Market Fund merged into Class S shares. Effective April 1, 2014, Class Z shares were renamed to Class I shares, Class S shares were renamed Class R5 shares, Class Y shares were renamed Service Class shares, Class L shares were renamed Administrative Class shares, and Class N shares were renamed Class R3 shares, for each Fund.

On July 23, 2014, the U.S. Securities and Exchange Commission adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. These amendments are generally not effective until sometime in 2016, but when implemented may affect the Money Market Fund’s operations and return potential.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Notes to Financial Statements (Unaudited) (Continued)

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. For all Funds other than the Money Market Fund, short-term debt securities with remaining maturities of 60 days or less are valued at either amortized cost or at original cost plus accrued interest, whichever the Funds’ investment adviser determines more closely approximates current market value. The Money Market Fund’s portfolio securities are valued at amortized cost, which approximates current market value, in accordance with Rule 2a-7 under the 1940 Act pursuant to which the Money Market Fund must adhere to certain conditions. It is the intention of the Money Market Fund to maintain a stable net asset value per share of $1.00, although this cannot be assured. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including but not limited to, prepayment speed assumptions and attributes of the collateral.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market,

[1]	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Financial Statements (Unaudited) (Continued)

between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned significant inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

Notes to Financial Statements (Unaudited) (Continued)

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The Money Market Fund characterized all investments at Level 2, as of March 31, 2015. The Disciplined Growth Fund and Small Cap Opportunities Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of March 31, 2015. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of March 31, 2015, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3	Total
Short-Duration Bond Fund
Asset Investments
Preferred Stock	$1,257,231	$-	$-	$1,257,231
Corporate Debt	-	233,550,608	-	233,550,608
Municipal Obligations	-	1,666,571	-	1,666,571
Non-U.S. Government Agency Obligations	-	143,243,198	1,022,786	144,265,984
U.S. Government Agency Obligations and Instrumentalities	-	38,282,343	-	38,282,343
U.S. Treasury Obligations	-	151,137,865	-	151,137,865
Purchased Options	-	776,616	-	776,616
Short-Term Investments	-	18,459,745	-	18,459,745

Total Investments	$1,257,231	$587,116,946	$1,022,786	$589,396,963

Asset Derivatives
Futures Contracts	$1,704,295	$-	$-	$1,704,295

Liability Derivatives
Futures Contracts	$(334,741)	$-	$-	$(334,741)
Swap Agreements	-	(981,580)	-	(981,580)

Total	$(334,741)	$(981,580)	$-	$(1,316,321)

Inflation-Protected and Income Fund
Asset Investments
Corporate Debt	$-	$15,617,209	$-	$15,617,209
Municipal Obligations	-	258,770	-	258,770
Non-U.S. Government Agency Obligations	-	154,284,093	571,297	154,855,390
U.S. Government Agency Obligations and Instrumentalities	-	235,259	-	235,259
U.S. Treasury Obligations	-	339,991,579	-	339,991,579
Purchased Options	-	197,284	-	197,284
Short-Term Investments	-	133,673,339	-	133,673,339

Total Investments	$-	$644,257,533	$571,297	$644,828,830

Asset Derivatives
Futures Contracts	$238	$-	$-	$238

Liability Derivatives
Futures Contracts	$(60,223)	$-	$-	$(60,223)
Swap Agreements	-	(249,526)	-	(249,526)

Total	$(60,223)	$(249,526)	$-	$(309,749)

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Core Bond Fund
Asset Investments
Preferred Stock	$6,907,475	$-	$-	$6,907,475
Corporate Debt	-	761,890,808	-	761,890,808
Municipal Obligations	-	17,813,951	-	17,813,951
Non-U.S. Government Agency Obligations	-	274,881,184	2,576,933	277,458,117
Sovereign Debt Obligations	-	12,916,029	-	12,916,029
U.S. Government Agency Obligations and Instrumentalities	-	421,705,255	-	421,705,255
U.S. Treasury Obligations	-	102,320,734	-	102,320,734
Purchased Options	-	1,954,623	-	1,954,623
Short-Term Investments	-	357,873,145	-	357,873,145

Total Investments	$6,907,475	$1,951,355,729	$2,576,933	$1,960,840,137

Asset Derivatives
Futures Contracts	$2,679,496	$-	$-	$2,679,496

Liability Derivatives
Futures Contracts	$(1,418,791)	$-	$-	$(1,418,791)
Swap Agreements	-	(2,472,280)	-	(2,472,280)

Total	$(1,418,791)	$(2,472,280)	$-	$(3,891,071)

Diversified Bond Fund
Asset Investments
Common Stock	$-	$-	$29,056	$29,056
Preferred Stock	673,570	-	-	673,570
Corporate Debt	-	71,293,799	-	71,293,799
Municipal Obligations	-	668,761	-	668,761
Non-U.S. Government Agency Obligations	-	30,224,225	392,881	30,617,106
Sovereign Debt Obligations	-	1,682,399	-	1,682,399
U.S. Government Agency Obligations and Instrumentalities	-	43,025,870	-	43,025,870
U.S. Treasury Obligations	-	20,468,923	-	20,468,923
Purchased Options	-	284,529	-	284,529
Short-Term Investments	-	36,796,912	-	36,796,912

Total Investments	$673,570	$204,445,418	$421,937	$205,540,925

Asset Derivatives
Futures Contracts	$129,835	$-	$-	$129,835

Liability Derivatives
Futures Contracts	$(91,122)	$-	$-	$(91,122)
Swap Agreements	-	(762,692)	-	(762,692)

Total	$(91,122)	$(762,692)	$-	$(853,814)

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
High Yield Fund
Asset Investments
Common Stock	$-	$-	$356,367	$356,367
Bank Loans	-	8,947,516	-	8,947,516
Corporate Debt	-	240,943,648	-	240,943,648
Short-Term Investments	-	14,152,395	-	14,152,395

Total Investments	$-	$264,043,559	$356,367	$264,399,926

Balanced Fund
Asset Investments
Common Stock	$101,432,666	$-	$-	$101,432,666
Preferred Stock	245,978	-	-	245,978
Corporate Debt	-	26,105,591	-	26,105,591
Municipal Obligations	-	711,729	-	711,729
Non-U.S. Government Agency Obligations	-	9,705,597	-	9,705,597
Sovereign Debt Obligations	-	429,431	-	429,431
U.S. Government Agency Obligations and Instrumentalities	-	14,504,468	-	14,504,468
U.S. Treasury Obligations	-	3,563,987	-	3,563,987
Mutual Funds	6,712,147	-	-	6,712,147
Purchased Options	-	68,865	-	68,865
Rights	-	-	4,050	4,050
Short-Term Investments	-	16,698,645	-	16,698,645

Total Investments	$108,390,791	$71,788,313	$4,050	$180,183,154

Asset Derivatives
Futures Contracts	$65,070	$-	$-	$65,070

Liability Derivatives
Futures Contracts	$(19,207)	$-	$-	$(19,207)
Swap Agreements	-	(86,997)	-	(86,997)

Total	$(19,207)	$(86,997)	$-	$(106,204)

Value Fund
Asset Investments
Common Stock	$83,239,701	$2,276,503	$-	$85,516,204
Short-Term Investments	-	76,613	-	76,613

Total Investments	$83,239,701	$2,353,116	$-	$85,592,817

Disciplined Value Fund
Asset Investments
Common Stock	$352,806,536	$-	$-	$352,806,536
Mutual Funds	4,741,680	-	-	4,741,680
Rights	-	-	9,858	9,858
Short-Term Investments	-	1,426,314	-	1,426,314

Total Investments	$357,548,216	$1,426,314	$9,858	$358,984,388

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2		Level 3		Total
Main Street Fund
Asset Investments
Common Stock	$193,232,553	$8,172,071	*	$-		$201,404,624
Mutual Funds	227,588	-		-		227,588
Short-Term Investments	-	5,279,297		-		5,279,297

Total Investments	$193,460,141	$13,451,368		$-		$206,911,509

Global Fund
Asset Investments
Common Stock	$206,125,924	$200,534,378	*	$-		$406,660,302
Preferred Stock	-	8,307,018		-		8,307,018
Mutual Funds	25,959,931	-		-		25,959,931
Rights	-	68,723		-		68,723

Total Investments	$232,085,855	$208,910,119		$-		$440,995,974

International Equity Fund
Asset Investments
Common Stock	$35,516,660	$485,468,700	*	$-		$520,985,360
Preferred Stock	-	86,652		-		86,652
Mutual Funds	31,327,400	-		-		31,327,400
Warrants	-	-		-	†	-

Total Investments	$66,844,060	$485,555,352		$-		$552,399,412

Strategic Emerging Markets Fund
Asset Investments
Common Stock	$44,343,890	$107,379,553	*	$-		$151,723,443
Preferred Stock	-	3,646,491		-		3,646,491
Mutual Funds	6,660,154	-		-		6,660,154
Warrants	-	59,839		-		59,839
Short-Term Investments	-	10,461,106		-		10,461,106

Total Investments	$51,004,044	$121,546,989		$-		$172,551,033

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their applicable foreign markets.
†	Represents security at $0 value as of March 31, 2015.

Notes to Financial Statements (Unaudited) (Continued)

The following tables show Funds with certain assets and liabilities, which approximate fair value and would be categorized at Level 2 as of March 31, 2015.

Statements of Assets and Liabilities location:	Short-Duration Bond Fund	Inflation- Protected and Income Fund	Core Bond Fund	Diversified Bond	High Yield Fund	Balanced Fund
Receivables from:
Investments sold on a when-issued basis			X	X		X
Collateral held for reverse repurchase agreements		X
Collateral held for open swap agreements	X

Payables from:
Reverse repurchase agreements		X
Investments purchased on a when-issued basis		X	X	X	X	X
Collateral pledged for when-issued securities			X
Due to Custodian		X

Statements of Assets and Liabilities location:	Main Street Fund	Small Cap Opportunities Fund	Global Fund	International Equity Fund	Strategic Emerging Markets Fund

Payables from:
Securities on loan	X	X	X	X	X
Due to Custodian	X		X

The Funds had no transfers between Level 1 and Level 2 of the fair value hierarchy during the period ended March 31, 2015. The Funds recognize transfers between the Levels as of the beginning of the year.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 9/30/14	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*	Transfers (out) of Level 3*		Balance as of 3/31/15	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 3/31/15
Short-Duration Bond Fund
Non-U.S. Government Agency Obligations†	$474,464	$-	$-	$171	$678,725	$(130,574)	$-	$-		$1,022,786	$171
Non-U.S. Government Agency Obligations	999,942	-	-	-	-	-	-	(999,942	)**	-	-

	$1,474,406	$-	$-	$171	$678,725	$(130,574)	$-	$(999,942)		$1,022,786	$171

Inflation-Protected and Income Fund
Non-U.S. Government Agency Obligations†	$237,232	$-	$-	$102	$399,250	$(65,287)	$-	$-		$571,297	$102
Non-U.S. Government Agency Obligations	799,953	-	-	-	-	-	-	(799,953	)**	-	-

	$1,037,185	$-	$-	$102	$399,250	$(65,287)	$-	$(799,953)		$571,297	$102

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Balance as of 9/30/14		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*	Transfers (out) of Level 3*		Balance as of 3/31/15		Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 3/31/15
Core Bond Fund
Non-U.S. Government Agency Obligations†	$1,186,159		$-	$-	$435	$1,716,775	$(326,436)	$-	$-		$2,576,933		$435

Diversified Bond Fund
Common Stock	$180,956		$-	$20,870	$(11,480)	$25,267	$(186,557)	$-	$-		$29,056		$3,789
Non-U.S. Government Agency Obligations†	197,693		-	-	63	249,531	(54,406)	-	-		392,881		63
Non-U.S. Government Agency Obligations	405,110		-	-	-	-	-	-	(405,110	)**	-		-

	$783,759		$-	$20,870	$(11,417)	$274,798	$(240,963)	$-	$(405,110)		$421,937		$3,852

High Yield Fund
Common Stock	$2,219,371		$-	$186,901	$(71,737)	$322,323	$(2,300,491)	$-	$-		$356,367		$34,044
Corporate Debt	-	***	-	(1,828,236)	1,828,236	-	- ††	-	-		-		-

	$2,219,371		$-	$(1,641,335)	$1,756,499	$322,323	$(2,300,491)	$-	$-		$356,367		$34,044

Balanced Fund
Rights	$-		$-	$-	$-	$4,050	$-	$-	$-		$4,050		$-
Non-U.S. Government
Agency Obligations	48,375		-	-	-	-	-	-	(48,375	)**	-		-

	$48,375		$-	$-	$-	$4,050	$-	$-	$(48,375)		$4,050		$-

Disciplined Value Fund
Rights	$-		$-	$-	$-	$9,858	$-	$-	$-		$9,858		$-

International Equity Fund
Common Stock	$-		$-	$-	$-	$60,293	$(60,293)	$-	$-		$-		$-
Warrants	-	***	-	-	-	-	-	-	-		-	****	-

	$-		$-	$-	$-	$60,293	$(60,293)	$-	$-		$-		$-

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year.
**	Transfers occurred between Level 3 and Level 2 as inputs were more observable.
***	Represents security at $0 value as of September 30, 2014.
****	Represents security at $0 value as of March 31, 2015.
†	Represents (i) an illiquid 144A security valued by a broker quote or vendor price or (ii) a restricted security issued by a non-public entity valued by a broker quote or vendor price.
††	Represents security at $0 value at the time of sale.

None of the unobservable inputs, individually or collectively, had a material impact on the Fund(s).

Notes to Financial Statements (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Gains or losses from derivatives can be substantially greater than the derivatives original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives during the period ended March 31, 2015, the following tables show how the Fund used these types of derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Short-Duration Bond Fund	Inflation- Protected and Income Fund	Core Bond Fund	Diversified Bond Fund	Balanced Fund
Futures Contracts*
Hedging/Risk Management	A	A	A	A	A
Duration/Credit Quality Management	A	A	A	A	A
Substitution for Direct Investment	A	A	A	A	A
Intention to Create Investment Leverage in Portfolio	M	M	M	M	M

Interest Rate Swaps**
Hedging/Risk Management	A	A	A	A	A
Duration Management	M	M	M	M	M
Asset/Liability Management	M	M	M	M	M
Substitution for Direct Investment	M	M	M	M	M
Intention to Create Investment Leverage in Portfolio	M	M	M	M	M

Credit Default Swaps (Protection Buyer)
Hedging/Risk Management	A	A	A	A	A
Duration/Credit Quality Management	A	A	A	A	A
Income	A	A	A	A	A
Substitution for Direct Investment	A	A	A	A	A
Intention to Create Investment Leverage in Portfolio	M	M	M	M	M

Purchased Options
Hedging/Risk Management	A	A	A	A	A
Duration/Credit Quality Management	A	A	A	A	A
Substitution for Direct Investment	A	A	A	A	A
Directional Investment	A	A	A	A	A
Intention to Create Investment Leverage in Portfolio	M	M	M	M	M

Type of Derivative and Objective for Use	Balanced Fund	Disciplined Value Fund	Global Fund	International Equity Fund	Strategic Emerging Markets Fund
Rights and Warrants
Hedging/Risk Management	M	M
Duration/Credit Quality Management	M	M
Directional Investment	M	M
Intention to Create Investment Leverage in Portfolio	M	M
Result of a Corporate Action	A	A	A	A	A

*	Includes any options purchased or written on futures contracts, if applicable.
**	Includes any caps, floors, and collars, and related purchased or written options, if applicable.

Notes to Financial Statements (Unaudited) (Continued)

At March 31, 2015, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Short-Duration Bond Fund
Asset Derivatives
Purchased Options*	$-	$-	$-	$776,616	$776,616
Futures Contracts^^	-	-	-	1,704,295	1,704,295

Total Value	$-	$-	$-	$2,480,911	$2,480,911

Liability Derivatives
Futures Contracts^^	$-	$-	$-	$(334,741)	$(334,741)
Swap Agreements^^	-	-	-	(981,580)	(981,580)

Total Value	$-	$-	$-	$(1,316,321)	$(1,316,321)

Realized Gain (Loss)#
Purchased Options	$-	$-	$-	$1,045,597	$1,045,597
Futures Contracts	-	-	-	1,940,553	1,940,553
Swap Agreements	(138,046)	-	-	(184,705)	(322,751)

Total Realized Gain (Loss)	$(138,046)	$-	$-	$2,801,445	$2,663,399

Change in Apprecation (Depreciation)##
Purchased Options	$-	$-	$-	$309,248	$309,248
Futures Contracts	-	-	-	1,715,109	1,715,109
Swap Agreements	-	-	-	(789,203)	(789,203)

Total Change in Appreciation (Depreciation)	$-	$-	$-	$1,235,154	$1,235,154

Number of Contracts, Notional Amounts or Shares/Units†
Purchased Options	$-	$-	$-	$48,380,000	$48,380,000
Futures Contracts	-	-	-	1,730	1,730
Swap Agreements	$10,362,500	$-	$-	$14,555,000	$24,917,500

Inflation-Protected and Income Fund
Asset Derivatives
Purchased Options*	$-	$-	$-	$197,284	$197,284
Futures Contracts^^	-	-	-	238	238

Total Value	$-	$-	$-	$197,522	$197,522

Liability Derivatives
Futures Contracts^^	$-	$-	$-	$(60,223)	$(60,223)
Swap Agreements^^	-	-	-	(249,526)	(249,526)

Total Value	$-	$-	$-	$(309,749)	$(309,749)

Realized Gain (Loss)#
Purchased Options	$-	$-	$-	$265,614	$265,614
Futures Contracts	-	-	-	(1,071,192)	(1,071,192)
Swap Agreements	(47,302)	-	-	(54,123)	(101,425)

Total Realized Gain (Loss)	$(47,302)	$-	$-	$(859,701)	$(907,003)

Change in Apprecation (Depreciation)##
Purchased Options	$-	$-	$-	$78,557	$78,557
Futures Contracts	-	-	-	(139,157)	(139,157)
Swap Agreements	-	-	-	(200,622)	(200,622)

Total Change in Appreciation (Depreciation)	$-	$-	$-	$(261,222)	$(261,222)

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Inflation-Protected and Income Fund (Continued)
Number of Contracts, Notional Amounts or Shares/Units†
Purchased Options	$-	$-	$-	$12,290,000	$12,290,000
Futures Contracts	-	-	-	174	174
Swap Agreements	$7,225,000	$-	$-	$3,700,000	$10,925,000

Core Bond Fund
Asset Derivatives
Purchased Options*	$-	$-	$-	$1,954,623	$1,954,623
Futures Contracts^^	-	-	-	2,679,496	2,679,496

Total Value	$-	$-	$-	$4,634,119	$4,634,119

Liability Derivatives
Futures Contracts^^	$-	$-	$-	$(1,418,791)	$(1,418,791)
Swap Agreements^^	-	-	-	(2,472,280)	(2,472,280)

Total Value	$-	$-	$-	$(3,891,071)	$(3,891,071)

Realized Gain (Loss)#
Purchased Options	$-	$-	$-	$2,631,607	$2,631,607
Futures Contracts	-	-	-	4,996,934	4,996,934
Swap Agreements	(361,276)	-	-	(470,002)	(831,278)

Total Realized Gain (Loss)	$(361,276)	$-	$-	$7,158,539	$6,797,263

Change in Apprecation (Depreciation)##
Purchased Options	$-	$-	$-	$778,330	$778,330
Futures Contracts	-	-	-	1,637,012	1,637,012
Swap Agreements	-	-	-	(1,995,307)	(1,995,307)

Total Change in Appreciation (Depreciation)	$-	$-	$-	$420,035	$420,035

Number of Contracts, Notional Amounts or Shares/Units†
Purchased Options	$-	$-	$-	$121,765,000	$121,765,000
Futures Contracts	-	-	-	1,882	1,882
Swap Agreements	$54,275,000	$-	$-	$40,640,000	$94,915,000

Diversified Bond Fund
Asset Derivatives
Purchased Options*	$-	$-	$-	$284,529	$284,529
Futures Contracts^^	-	-	-	129,835	129,835

Total Value	$-	$-	$-	$414,364	$414,364

Liability Derivatives
Futures Contracts^^	$-	$-	$-	$(91,122)	$(91,122)
Swap Agreements^^	(402,903)	-	-	(359,789)	(762,692)

Total Value	$(402,903)	$-	$-	$(450,911)	$(853,814)

Realized Gain (Loss)#
Purchased Options	$-	$-	$79,588	$383,076	$462,664
Futures Contracts	-	-	-	227,836	227,836
Swap Agreements	(70,563)	-	-	(67,914)	(138,477)

Total Realized Gain (Loss)	$(70,563)	$-	$79,588	$542,998	$552,023

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Diversified Bond Fund (Continued)
Change in Apprecation (Depreciation)##
Purchased Options	$-	$-	$-	$113,298	$113,298
Futures Contracts	-	-	-	44,677	44,677
Swap Agreements	(4,988)	-	-	(289,275)	(294,263)

Total Change in Appreciation (Depreciation)	$(4,988)	$-	$-	$(131,300)	$(136,288)

Number of Contracts, Notional Amounts or Shares/Units†
Purchased Options	$-	$-	$6,000,000	$17,725,000	$23,725,000
Futures Contracts	-	-	-	163	163
Swap Agreements	$7,249,875	$-	$-	$5,335,000	$12,584,875

Balanced Fund
Asset Derivatives
Purchased Options*	$-	$-	$-	$68,865	$68,865
Futures Contracts^^	-	-	-	65,070	65,070
Rights*	-	4,050	-	-	4,050

Total Value	$-	$4,050	$-	$133,935	$137,985

Liability Derivatives
Futures Contracts^^	$-	$-	$-	$(19,207)	$(19,207)
Swap Agreements^^	-	-	-	(86,997)	(86,997)

Total Value	$-	$-	$-	$(106,204)	$(106,204)

Realized Gain (Loss)#
Purchased Options	$-	$-	$-	$92,717	$92,717
Futures Contracts	-	-	-	103,916	103,916
Rights	-	5,753	-	-	5,753
Swap Agreements	(13,169)	-	-	(16,927)	(30,096)

Total Realized Gain (Loss)	$(13,169)	$5,753	$-	$179,706	$172,290

Change in Apprecation (Depreciation)##
Purchased Options	$-	$-	$-	$27,421	$27,421
Futures Contracts	-	-	-	59,878	59,878
Swap Agreements	-	-	-	(69,947)	(69,947)

Total Change in Appreciation (Depreciation)	$-	$-	$-	$17,352	$17,352

Number of Contracts, Notional Amounts or Shares/Units†
Purchased Options	$-	$-	$-	$4,290,000	$4,290,000
Futures Contracts	-	-	-	59	59
Swap Agreements	$200,000	$-	$-	$1,290,000	$1,490,000
Rights	-	7,642	-	-	7,642

Disciplined Value Fund
Asset Derivatives
Rights*	$-	$9,858	$-	$-	$9,858

Realized Gain (Loss)#
Rights	$-	$149	$-	$-	$149

Number of Contracts, Notional Amounts or Shares/Units†
Rights	-	18,600	-	-	18,600

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Global Fund
Asset Derivatives
Rights*	$-	$68,723	$-	$-	$68,723

Realized Gain (Loss)#
Rights	$-	$372	$-	$-	$372

Change in Appreciation (Depreciation)##
Rights	$-	$1,990	$-	$-	$1,990

Number of Contracts, Notional Amounts or Shares/Units†
Rights	-	757,853	-	-	757,853

International Equity Fund
Asset Derivatives
Warrants*	$-	$- ††	$-	$-	$-

Realized Gain (Loss)#
Rights	$-	$(22,411)	$-	$-	$(22,411)

Number of Contracts, Notional Amounts or Shares/Units†
Rights	-	78,841	-	-	78,841
Warrants	-	301,298	-	-	301,298

Strategic Emerging Markets Fund
Asset Derivatives
Warrants*	$-	$59,839	$-	$-	$59,839

Realized Gain (Loss)#
Rights	$-	$697	$-	$-	$697

Change in Appreciation (Depreciation)##
Warrants	$-	$(47,215)	$-	$-	$(47,215)

Number of Contracts, Notional Amounts or Shares/Units†
Warrants	-	121,100	-	-	121,100

*	Statements of Assets and Liabilities location: Investments, at value.
^^	Cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps is reported in “Futures Contracts” and “Swap Agreements” below. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.
#	Statements of Operations location: Amounts are included in net realized gain (loss) on: investment transactions, futures contracts, or swap agreements, as applicable.
##	Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: investment transactions, futures contracts, or swap agreements, as applicable.
†	Amount(s) disclosed represent average number of contracts for futures contracts, notional amounts for purchased options and swap agreements, or shares/units outstanding for rights and warrants, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended March 31, 2015.
††	Represents security at $0 value as of March 31, 2015.

Notes to Financial Statements (Unaudited) (Continued)

The Balanced Fund and Disciplined Value Fund had no change in appreciation (depreciation) on rights during the period ended March 31, 2015.

The International Equity Fund had no change in appreciation (depreciation) on warrants during the period ended March 31, 2015.

The following table presents the Funds’ derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”), or similar agreement, and net of the related collateral received by the Fund(s) as of March 31, 2015.

Counterparty	Derivative Assets Subject to a MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received**	Net Amount*
Short-Duration Bond Fund
Credit Suisse International	$776,616	$-	$(776,616)	$-

Inflation-Protected and Income Fund
Credit Suisse International	$197,284	$-	$(197,284)	$-

Core Bond Fund
Credit Suisse International	$1,954,623	$-	$(1,954,623)	$-

Diversified Bond Fund
Credit Suisse International	$284,529	$-	$(284,529)	$-

Balanced Fund
Credit Suisse International	$68,865	$-	$-	$68,865

*	Represents the net amount receivable from the counterparty in the event of default.
**	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.
†	The amount presented here may be less than the total amount shown in the Statement of Assets and Liabilities as some derivatives held by the counterparty are not covered within the master netting agreements.

Such agreements typically permit a single net payment in the event of default, including the bankruptcy or insolvency of the counterparty. Typically, the Fund(s) and counterparties are not permitted to sell, re-pledge, or use the collateral they receive.

Further details regarding the derivatives and other investments held by the Fund(s) during the period ended March 31, 2015, are discussed below.

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing

Notes to Financial Statements (Unaudited) (Continued)

transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

The Fund(s) listed in the following table had open futures contracts at March 31, 2015:

	Expiration Date	Number of Contracts	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Short-Duration Bond Fund
Futures Contracts — Long
U.S. Treasury Note 2 Year	06/30/15	555	$121,631,719	$449,105
U.S. Treasury Note 5 Year	06/30/15	1,053	126,582,118	1,255,190

				$1,704,295

Futures Contracts — Short
U.S. Treasury Note 10 Year	06/19/15	183	$(23,589,844)	$(322,776)
U.S. Treasury Ultra Long Bond	06/19/15	6	(983,250)	(11,965)

				$(334,741)

Inflation-Protected and Income Fund
Futures Contracts — Short
U.S. Treasury Long Bond	06/19/15	2	$(327,750)	$119
U.S. Treasury Ultra Long Bond	06/19/15	2	(339,750)	119
U.S. Treasury Note 2 Year	06/30/15	49	(10,738,656)	(39,184)
U.S. Treasury Note 5 Year	06/30/15	14	(1,682,953)	(21,039)

				$(59,985)

Core Bond Fund
Futures Contracts — Long
U.S. Treasury Ultra Long Bond	06/19/15	112	$19,026,000	$573,662
U.S. Treasury Note 2 Year	06/30/15	569	124,699,906	448,341
U.S. Treasury Note 5 Year	06/30/15	1,482	178,152,610	1,657,493

				$2,679,496

Futures Contracts — Short
U.S. Treasury Long Bond	06/19/15	146	$(23,925,750)	$(313,234)
U.S. Treasury Note 10 Year	06/19/15	775	(99,902,344)	(1,105,557)

				$(1,418,791)

Diversified Bond Fund
Futures Contracts — Long
U.S. Treasury Note 2 Year	06/30/15	105	$23,011,406	$73,811
U.S. Treasury Note 5 Year	06/30/15	47	5,649,914	56,024

				$129,835

Notes to Financial Statements (Unaudited) (Continued)

	Expiration Date	Number of Contracts	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Diversified Bond Fund (Continued)
Futures Contracts — Short
U.S. Treasury Long Bond	06/19/15	5	$(819,375)	$(3,667)
U.S. Treasury Note 10 Year	06/19/15	41	(5,285,156)	(76,495)
U.S. Treasury Ultra Long Bond	06/19/15	2	(339,750)	(10,960)

				$(91,122)

Balanced Fund
Futures Contracts — Long
U.S. Treasury Note 2 Year	06/30/15	10	$2,191,562	$6,811
U.S. Treasury Note 5 Year	06/30/15	56	6,731,813	58,046

				$64,857

Futures Contracts — Short
U.S. Treasury Long Bond	06/19/15	1	$(163,875)	$213
U.S. Treasury Note 10 Year	06/19/15	20	(2,578,125)	(19,207)

				$(18,994)

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or

Notes to Financial Statements (Unaudited) (Continued)

securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized change to appreciation (depreciation) on a Fund’s Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.

Notes to Financial Statements (Unaudited) (Continued)

The Fund(s) listed in the following table had open swap transactions at March 31, 2015. A Fund’s current exposure to a counterparty is the fair value of the transaction.

Currency	Notional Amount	Expiration Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Short-Duration Bond Fund*
Interest Rate Swaps
Centrally Cleared Swaps
USD	14,555,000	4/29/24	Fixed 2.765%	3-Month USD-LIBOR-BBA	$(981,580)	$-	$(981,580)

Inflation-Protected and Income Fund**
Interest Rate Swaps
Centrally Cleared Swaps
USD	3,700,000	4/29/24	Fixed 2.765%	3-Month USD-LIBOR-BBA	$(249,526)	$-	$(249,526)

Core Bond Fund***
Interest Rate Swaps
Centrally Cleared Swaps
USD	4,000,000	5/17/16	Fixed 0.530%	3-Month USD-LIBOR-BBA	$(1,570)	$268	$(1,302)
USD	36,640,000	4/29/24	Fixed 2.765%	3-Month USD-LIBOR-BBA	(2,470,978)	-	(2,470,978)

					(2,472,548)	268	(2,472,280)

Currency	Notional Amount	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Diversified Bond Fund****
Credit Default Swaps - Buy Protection
Centrally Cleared Swaps
USD	4,924,500	12/20/19	(1.000)%	CDX.NA.HY.23†	$(4,988)	$(397,915)	$(402,903)

Currency	Notional Amount	Expiration Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
Centrally Cleared Swaps
USD	5,335,000	4/29/24	Fixed 2.765%	3-Month USD-LIBOR-BBA	$(359,789)	$-	$(359,789)

Balanced Fund*****
Interest Rate Swaps
Centrally Cleared Swaps
USD	1,290,000	4/29/24	Fixed 2.765%	3-Month USD-LIBOR-BBA	$(86,997)	$-	$(86,997)

USD	U.S. Dollar
*	Collateral for swap agreements held by Goldman Sachs & Co. amounted to $451,000 in cash and $75,032 in securities, respectively at March 31, 2015.
**	Collateral for swap agreements held by Goldman Sachs & Co. amounted to $136,786 in securities at March 31, 2015.
***	Collateral for swap agreements held by Goldman Sachs & Co. amounted to $1,333,187 in securities at March 31, 2015.
****	Collateral for swap agreements held by Goldman Sachs & Co. and Credit Suisse International amounted to $200,267 and $137,517 in securities, respectively, at March 31, 2015.
*****	Collateral for swap agreements held by Goldman Sachs & Co. amounted to $51,276 in securities at March 31, 2015.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

Notes to Financial Statements (Unaudited) (Continued)

Option, Rights, and Warrants

A Fund may purchase call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Purchasing call options. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation, as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”) (for U.S. Treasury inflation-indexed bonds) or, generally, by a comparable inflation index calculated by the foreign government issuing the inflation-indexed bonds.

Notes to Financial Statements (Unaudited) (Continued)

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. Any adjustments to the principal amount of an inflation-indexed bond due to inflation will be reflected as increases or decreases to interest income. Such adjustments may have a significant impact on the Fund’s distributions.

The value of inflation-indexed bonds is generally based on changes in real interest rates, which in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation, or that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States. Additionally, if interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Bank Loans

Certain of the Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At March 31, 2015, the Funds had no unfunded loan commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

Notes to Financial Statements (Unaudited) (Continued)

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price (typically equal to the original sale price plus interest). During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the purchase price received by it from the counterparty.

Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A Fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements generally create investment leverage and involve the risk that the market value of the security that a Fund is obligated to repurchase under the agreement may decline below the repurchase price. For financial reporting purposes, cash received in exchange for securities delivered plus accrued interest payments to be made to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short term nature of reverse repurchase agreements, face value approximates fair value. Interest payments made by a Fund to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for a security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund.

Reverse repurchase transactions are entered into by a Fund under a Master Repurchase Agreement (“MRA”), which permits the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and creates one single net payment due to or from the Fund. With reverse repurchase transactions, typically a Fund and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

In the event the buyer of securities under an MRA files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of its securities may be restricted or forfeited, and the counterparty may fail to return/resell the securities in question to the Fund.

The following table is a summary of the Fund(s) open reverse repurchase agreements which are subject to a MRA on a net basis at March 31, 2015:

Counterparty	Reverse Repurchase Agreements	Fair Value of Non- Cash Collateral*	Cash Collateral Pledged*	Net Amount
Inflation-Protected and Income Fund
Banque Paribas	(64,768,000)	$64,768,000	$-	$-
Daiwa Securities	(27,875,750)	27,875,750	-	-
Goldman Sachs & Co.	(88,524,173)	88,349,173	175,000	-
HSBC Finance Corp.	(69,636,338)	69,636,338	-	-
Morgan Stanley	(30,540,625)	30,472,791	67,834	-

	$(281,344,886)	$281,102,052	$242,834	$-

*	Collateral with a value of $287,205,221 has been pledged in connection with open reverse repurchase transactions. Collateral for reverse repurchase transactions received from Daiwa Capital Markets America, Inc. and HSBC Finance Corp. amounted to $445,702 and $524,514 in securities, respectively, at March 31, 2015. Excess collateral pledged to the individual counterparty is not shown for financial reporting purposes.

Notes to Financial Statements (Unaudited) (Continued)

The Fund(s) listed in the following table had open reverse repurchase transactions at March 31, 2015:

Description	Value
Inflation-Protected and Income Fund
Agreement with Banque Paribas, dated 1/07/15, 0.230%, to be repurchased on demand until 4/08/15 at value plus accrued interest.	$40,265,000
Agreement with Banque Paribas, dated 1/08/15, 0.230%, to be repurchased on demand until 4/08/15 at value plus accrued interest.	20,440,000
Agreement with Banque Paribas, dated 3/03/15, 0.250%, to be repurchased on demand until 6/02/15 at value plus accrued interest.	4,063,000
Agreement with Daiwa Securities, dated 3/05/15, 0.220%, to be repurchased on demand until 5/06/15 at value plus accrued interest.	27,875,750
Agreement with Goldman Sachs & Co., dated 1/13/15, 0.210%, to be repurchased on demand until 4/10/15 at value plus accrued interest.	19,552,512
Agreement with Goldman Sachs & Co., dated 2/11/15, 0.240%, to be repurchased on demand until 5/07/15 at value plus accrued interest.	68,971,661
Agreement with HSBC Finance Corp., dated 1/06/15, 0.220%, to be repurchased on demand until 4/07/15 at value plus accrued interest.	38,693,525
Agreement with HSBC Finance Corp., dated 3/04/15, 0.240%, to be repurchased on demand until 6/04/15 at value plus accrued interest.	30,942,813
Agreement with Morgan Stanley, dated 3/03/15, 0.240%, to be repurchased on demand until 5/05/15 at value plus accrued interest.	12,632,500
Agreement with Morgan Stanley, dated 3/05/15, 0.240%, to be repurchased on demand until 5/05/15 at value plus accrued interest.	17,908,125

$281,344,886

Average balance outstanding	$146,510,098
Maximum balance outstanding	$304,835,856
Weighted average maturity	52 days
Average interest rate	0.20%

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase transactions.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Notes to Financial Statements (Unaudited) (Continued)

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“agent”). The Lending Agreement authorizes the agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash or securities adjusted daily to have market value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the Borrower of the securities fail financially. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At March 31, 2015, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

The Funds employ the agent to implement their securities lending program and the agent receives a fee from the Funds for its services. In addition, the Funds may be required to pay a rebate to the Borrower. Accordingly, a Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the securities lending agent or Borrower, respectively. For the period ended March 31, 2015, the Fund(s) earned securities lending net income as follows:

	Securities Lending Gross Income	Securities Lending Fees and Expenses	Securities Lending Net Income
Value Fund	$6,212	$1,243	$4,969
Main Street Fund	3,908	782	3,126
Small Cap Opportunities Fund	178,115	35,593	142,522
Global Fund	250,421	50,084	200,337
International Equity Fund	169,733	33,946	135,787
Strategic Emerging Markets Fund	38,155	7,631	30,524

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Notes to Financial Statements (Unaudited) (Continued)

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.

Foreign Securities

The Global Fund invests a significant amount of its assets and each of the International Equity Fund and Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income of each Fund, other than the Money Market Fund, are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Dividends from net investment income are declared daily and paid monthly for the Money Market Fund. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

Notes to Financial Statements (Unaudited) (Continued)

3.	Advisory Fees and Other Transactions

Investment Advisory Fees and Investment Subadvisers

MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives advisory fees, based upon each Fund’s average daily net assets, at the following annual rates:

Money Market Fund	0.35%
Short-Duration Bond Fund	0.35% on the first $500 million; and
0.30% on any excess over $500 million
Inflation-Protected and Income Fund	0.38% on the first $350 million; and
0.33% on any excess over $350 million
Core Bond Fund	0.38% on the first $1.5 billion;
0.33% on the next $500 million; and
0.28% on any excess over $2 billion
Diversified Bond Fund	0.40% on the first $150 million; and
0.35% on any excess over $150 million
High Yield Fund	0.48% on the first $250 million; and
0.455% on any excess over $250 million
Balanced Fund	0.48% on the first $350 million; and
0.43% on any excess over $350 million
Value Fund	0.50% on the first $250 million; and
0.47% on any excess over $250 million
Disciplined Value Fund	0.45% on the first $400 million; and
0.40% on any excess over $400 million
Main Street Fund	0.55% on the first $300 million; and
0.50% on any excess over $300 million
Disciplined Growth Fund	0.45% on the first $400 million; and
0.40% on any excess over $400 million
Small Cap Opportunities Fund	0.58% on the first $400 million; and
0.53% on any excess over $400 million
Global Fund	0.75% on the first $400 million; and
0.70% on any excess over $400 million
International Equity Fund	0.85% on the first $500 million;
0.80% on the next $500 million; and
0.75% on any excess over $1 billion
Strategic Emerging Markets Fund	1.00% on the first $350 million; and
0.95% on any excess over $350 million

Notes to Financial Statements (Unaudited) (Continued)

MML Advisers has entered into investment subadvisory agreements with Babson Capital Management LLC (“Babson Capital”), a wholly-owned subsidiary of MM Asset Management Holding LLC, itself a wholly-owned subsidiary of MassMutual Holding LLC, a controlled subsidiary of MassMutual, on behalf of certain Funds. These agreements provide that Babson Capital manage the investment and reinvestment of assets of these Funds. Babson Capital receives a subadvisory fee from MML Advisers, based upon each Fund’s average daily net assets, at the following annual rates:

Money Market Fund	0.05%
Short-Duration Bond Fund	0.08%
Inflation-Protected and Income Fund	0.08%
Core Bond Fund	0.10%
Diversified Bond Fund	0.10%
High Yield Fund	0.20%
Balanced Fund: fixed income portion	0.09%
Balanced Fund: equity portion*	0.22% of the first $50 million;
0.21% of the next $50 million; and
0.20% of any excess over $100 million
Disciplined Value Fund*	0.25% of the first $50 million;
0.21% of the next $50 million;
0.17% of the next $650 million; and
0.14% of any excess over $750 million
Disciplined Growth Fund*	0.25% of the first $50 million;
0.21% of the next $50 million;
0.17% of the next $650 million; and
0.14% of any excess over $750 million

*	Subadvisory fee based on Aggregate Assets. For purposes of these subadvisory agreements, “Aggregate Assets” means the aggregate of (i) the average daily net assets of the Fund determined at the close of the NYSE on each day that the NYSE is open for trading, and (ii) the average daily net assets of certain other funds or accounts of MML Advisers or its affiliates, including other funds registered under the 1940 Act, for which Babson Capital provides investment advisory services, as agreed upon from time to time by MML Advisers and Babson Capital, determined at the close of the NYSE on each day that the NYSE is open for trading.

In addition, Cornerstone Real Estate Advisers LLC (“Cornerstone”) serves as sub-subadviser for the Short-Duration Bond Fund, Inflation-Protected and Income Fund, Core Bond Fund, Diversified Bond Fund, High Yield Fund, and Balanced Fund and is primarily responsible for managing each Fund’s commercial mortgage-backed securities. Cornerstone is a wholly-owned subsidiary of Babson Capital. The appointment of Cornerstone as a sub-subadviser to each Fund does not relieve Babson Capital of any obligation or liability to any of the Funds that it would otherwise have pursuant to investment subadvisory agreements between MML Advisers and Babson Capital with respect to each Fund, and any and all acts and omissions of Cornerstone in respect to any Fund shall be considered the acts and omissions of Babson Capital.

MML Advisers has entered into investment subadvisory agreements with OppenheimerFunds, Inc. (“OFI”), a wholly-owned subsidiary of Oppenheimer Acquisition Corp., itself an indirect majority-owned subsidiary of MassMutual Holding LLC, on behalf of the Global Fund. This agreement provides that OFI manage the investment and reinvestment of the assets of the Global Fund. OFI receives a subadvisory fee from MML Advisers, based upon the Global Fund’s average daily net assets, at the following annual rate:

Global Fund	0.50% of the first $50 million;
0.40% of the next $200 million;
0.35% of the next $250 million;
0.30% of the next $250 million;
0.28% of the next $50 million; and
0.25% of any excess over $800 million

Notes to Financial Statements (Unaudited) (Continued)

MML Advisers has entered into investment subadvisory agreements with OFI Global Institutional, Inc. (“OFI Global Institutional”), a wholly-owned subsidiary of OFI, on behalf of certain Funds. These agreements provide that OFI Global Institutional manage the investment and reinvestment of the assets of these Funds. OFI Global Institutional receives a subadvisory fee from MML Advisers, based upon each Fund’s average daily net assets, at the following annual rates:

Value Fund	0.23%
Main Street Fund	0.33% of the first $1 billion; and
0.30% of any excess over $1 billion
Small Cap Opportunities Fund	0.40% of the first $1 billion; and
0.30% of any excess over $1 billion
International Equity Fund	0.50% of the first $50 million;
0.45% of the next $150 million;
0.40% of the next $250 million; and
0.35% of any excess over $450 million
Strategic Emerging Markets Fund	0.70%

The Funds’ subadvisory fees are paid by MML Advisers out of the advisory fees previously disclosed above.

Administration Fees

Under an administrative and shareholder services agreement between the Trust and MML Advisers, on behalf of each Fund, MML Advisers is obligated to provide certain administrative and shareholder services. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Money Market Fund	N/A	0.10%	N/A	N/A	N/A	N/A	N/A
Short-Duration Bond Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Inflation-Protected and Income Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Core Bond Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Diversified Bond Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
High Yield Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Balanced Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Value Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Disciplined Value Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Main Street Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Disciplined Growth Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Small Cap Opportunities Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Global Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
International Equity Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Strategic Emerging Markets Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as distributor to each Fund. Pursuant to a 12b-1 Plan adopted by the Trust, Class A shares and Class R4 shares of each Fund pay an annual fee of 0.25% of the average daily net assets of the class; and Class R3 shares of each Fund pay an annual fee of 0.50% of the average daily net assets of the class, to the Distributor. Such payments compensate the Distributor for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares, or maintaining or improving services provided to each Fund’s shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.

Notes to Financial Statements (Unaudited) (Continued)

Effective April 1, 2014, the Trust entered into a separate Supplemental Shareholder Services Agreement with MassMutual, on behalf of Service Class shares, Administrative Class shares, and Class A shares of each Fund. Fees payable under the Supplemental Shareholder Services Agreement are intended to compensate MassMutual for its provision of shareholder services to the Funds’ investors and are calculated and paid based on the average daily net assets attributable to the relevant share classes of the Funds separately, at the following annual rates: 0.05% for Service Class shares, and 0.15% for Administrative Class shares and Class A shares. MassMutual may pay these fees to other intermediaries for providing shareholder services to the Funds’ investors.

Expense Caps and Waivers

MML Advisers contractually agreed to cap the fees and expenses of the Funds noted below (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses#, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses) through January 31, 2016 based upon the average daily net assets of the applicable class of shares for the Funds, as follows:

	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Diversified Bond Fund	0.52%	0.62%	0.72%	0.82%	1.07%	0.97%	1.22%
High Yield Fund	0.55%	0.65%	0.75%	0.85%	1.10%	1.00%	1.25%
Balanced Fund	0.60%	0.70%	0.80%	0.90%	1.15%	1.05%	1.30%
Value Fund	0.60%	0.70%	0.80%	0.90%	1.15%	1.05%	1.30%
Strategic Emerging Markets Fund	1.05%	1.15%	1.25%	1.35%	1.60%	1.50%	1.75%

#	Acquired Fund fees and expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.

For the Money Market Fund, MML Advisers has agreed to voluntarily waive some or all of its fees in an attempt to allow the Fund to avoid a negative yield. There is no guarantee that the Fund will be able to avoid a negative yield. Payments made to intermediaries will be unaffected. MML Advisers may amend or discontinue this waiver at any time without advance notice.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

Deferred Compensation

Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

Other

Certain officers and trustees of the Funds are also employees of MassMutual. The compensation of each trustee who is not an employee of MassMutual is borne by the Funds.

The following table shows beneficial ownership of Funds’ shares by affiliated parties at March 31, 2015:

Total % of Ownership by Related Party
Money Market Fund	58.7%
Short-Duration Bond Fund	85.1%
Inflation-Protected and Income Fund	91.1%
Core Bond Fund	91.0%

Notes to Financial Statements (Unaudited) (Continued)

Total % of Ownership by Related Party
Diversified Bond Fund	55.9%
High Yield Fund	84.5%
Balanced Fund	77.1%
Value Fund	95.6%
Disciplined Value Fund	86.3%
Main Street Fund	96.4%
Disciplined Growth Fund	83.4%
Small Cap Opportunities Fund	89.0%
Global Fund	90.8%
International Equity Fund	93.0%
Strategic Emerging Markets Fund	99.8%

4.	Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended March 31, 2015, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Short-Duration Bond Fund	$183,221,445	$100,766,373	$46,833,508	$85,610,279
Inflation-Protected and Income Fund	75,127,983	85,310,258	93,698,291	51,017,228
Core Bond Fund	2,969,617,488	223,065,936	2,982,629,843	165,046,898
Diversified Bond Fund	326,602,592	23,554,172	318,634,114	10,075,226
High Yield Fund	-	100,744,592	-	96,506,652
Balanced Fund	107,476,983	58,118,196	110,305,509	55,078,127
Value Fund	-	27,952,162	-	32,938,931
Disciplined Value Fund	-	139,661,888	-	128,790,038
Main Street Fund	-	49,362,056	-	56,577,615
Disciplined Growth Fund	-	216,550,174	-	188,245,192
Small Cap Opportunities Fund	-	45,299,248	-	54,328,877
Global Fund	-	49,918,761	-	56,440,095
International Equity Fund	-	133,571,882	-	127,283,651
Strategic Emerging Markets Fund	-	51,496,507	-	26,213,505

5.	Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended March 31, 2015		Year Ended September 30, 2014

	Shares	Amount	Shares	Amount

Money Market Fund Class R5
Sold	825,680,191	$825,680,191	1,230,695,622	$1,230,695,627
Issued — merger	-	-	320,763,696	320,723,316
Issued as reinvestment of dividends	21,747	21,747	6,862	6,862
Redeemed	(945,757,833)	(945,757,833)	(1,228,986,046)	(1,228,986,046)

Net increase (decrease)	(120,055,895)	$(120,055,895)	322,480,134	$322,439,759

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2015		Year Ended September 30, 2014

	Shares	Amount	Shares	Amount

Money Market Fund Class Y**
Sold			466,845,155	$466,845,155
Issued as reinvestment of dividends			5,681	5,681
Redeemed			(438,777,925)	(438,853,243)
Redemptions — merger			(130,881,518)	(130,823,669)

Net increase (decrease)			(102,808,607)	$(102,826,076)

Money Market Fund Class A***
Sold			193,789,971	$193,789,971
Issued as reinvestment of dividends			6,836	6,836
Redeemed			(160,084,098)	(160,008,779)
Redemptions — merger			(189,882,178)	(189,899,647)

Net increase (decrease)			(156,169,469)	$(156,111,619)

Short-Duration Bond Fund Class I
Sold	10,456,225	$109,938,530	11,013,823	$115,659,565
Issued as reinvestment of dividends	518,611	5,331,332	447,434	4,639,894
Redeemed	(8,486,534)	(88,854,174)	(10,849,992)	(113,549,097)

Net increase (decrease)	2,488,302	$26,415,688	611,265	$6,750,362

Short-Duration Bond Fund Class R5
Sold	2,086,184	$21,894,326	5,026,994	$52,820,235
Issued as reinvestment of dividends	364,279	3,755,721	369,282	3,840,528
Redeemed	(3,510,171)	(36,800,678)	(6,941,152)	(72,931,328)

Net increase (decrease)	(1,059,708)	$(11,150,631)	(1,544,876)	$(16,270,565)

Short-Duration Bond Fund Service Class
Sold	1,584,651	$16,411,586	3,460,996	$36,180,030
Issued as reinvestment of dividends	155,016	1,588,909	161,678	1,671,755
Redeemed	(1,537,239)	(15,954,288)	(3,618,355)	(37,723,494)

Net increase (decrease)	202,428	$2,046,207	4,319	$128,291

Short-Duration Bond Fund Administrative Class
Sold	1,171,683	$12,094,496	2,151,927	$22,426,153
Issued as reinvestment of dividends	89,609	915,799	91,010	938,310
Redeemed	(1,331,348)	(13,734,653)	(2,778,347)	(28,926,205)

Net increase (decrease)	(70,056)	$(724,358)	(535,410)	$(5,561,742)

Short-Duration Bond Fund Class A
Sold	740,110	$7,593,803	1,869,389	$19,321,254
Issued as reinvestment of dividends	136,519	1,388,399	122,136	1,253,112
Redeemed	(814,637)	(8,386,346)	(1,698,879)	(17,555,683)

Net increase (decrease)	61,992	$595,856	292,646	$3,018,683

Short-Duration Bond Fund Class R4*
Sold	6,097	$63,235	9,569	$100,000
Issued as reinvestment of dividends	197	2,025	-	-
Redeemed	(48)	(499)	-	-

Net increase (decrease)	6,246	$64,761	9,569	$100,000

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2015		Year Ended September 30, 2014

	Shares	Amount	Shares	Amount

Short-Duration Bond Fund Class R3
Sold	9,548	$99,398	18,326	$191,280
Issued as reinvestment of dividends	987	10,166	271	2,817
Redeemed	(59,328)	(613,092)	(79,408)	(829,767)

Net increase (decrease)	(48,793)	$(503,528)	(60,811)	$(635,670)

Inflation-Protected and Income Fund Class I
Sold	4,262,795	$44,839,139	7,269,641	$77,301,630
Issued as reinvestment of dividends	402,403	4,160,845	653,066	6,667,797
Redeemed	(3,138,833)	(32,908,018)	(3,200,884)	(34,023,212)

Net increase (decrease)	1,526,365	$16,091,966	4,721,823	$49,946,215

Inflation-Protected and Income Fund Class R5
Sold	845,994	$8,861,207	1,551,988	$16,488,110
Issued as reinvestment of dividends	131,405	1,358,727	264,463	2,702,817
Redeemed	(550,207)	(5,760,600)	(1,455,903)	(15,733,736)

Net increase (decrease)	427,192	$4,459,334	360,548	$3,457,191

Inflation-Protected and Income Fund Service Class
Sold	642,875	$6,727,209	1,418,256	$14,988,812
Issued as reinvestment of dividends	167,528	1,728,889	401,998	4,096,356
Redeemed	(391,440)	(4,109,127)	(1,997,251)	(21,199,522)

Net increase (decrease)	418,963	$4,346,971	(176,997)	$(2,114,354)

Inflation-Protected and Income Fund Administrative Class
Sold	180,280	$1,907,390	436,438	$4,661,209
Issued as reinvestment of dividends	22,048	229,733	47,492	489,171
Redeemed	(96,948)	(1,024,799)	(408,595)	(4,412,023)

Net increase (decrease)	105,380	$1,112,324	75,335	$738,357

Inflation-Protected and Income Fund Class A
Sold	301,321	$3,123,335	681,772	$7,139,859
Issued as reinvestment of dividends	50,797	517,616	136,007	1,369,593
Redeemed	(334,237)	(3,438,731)	(969,397)	(10,131,469)

Net increase (decrease)	17,881	$202,220	(151,618)	$(1,622,017)

Inflation-Protected and Income Fund Class R4*
Sold	850	$8,745	9,785	$100,005
Issued as reinvestment of dividends	213	2,162	-	-
Redeemed	(2)	(18)	- ++	(4)

Net increase (decrease)	1,061	$10,889	9,785	$100,001

Inflation-Protected and Income Fund Class R3
Sold	18,804	$194,668	58,398	$609,644
Issued as reinvestment of dividends	2,763	28,215	7,161	72,255
Redeemed	(157,352)	(1,598,509)	(41,794)	(439,012)

Net increase (decrease)	(135,785)	$(1,375,626)	23,765	$242,887

Core Bond Fund Class I
Sold	11,359,977	$129,703,849	17,545,322	$197,681,079
Issued as reinvestment of dividends	1,721,869	19,319,371	1,581,913	17,274,485
Redeemed	(6,133,687)	(70,018,633)	(7,923,065)	(89,234,292)

Net increase (decrease)	6,948,159	$79,004,587	11,204,170	$125,721,272

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2015		Year Ended September 30, 2014

	Shares	Amount	Shares	Amount

Core Bond Fund Class R5
Sold	2,660,801	$30,658,918	5,451,737	$61,571,709
Issued as reinvestment of dividends	1,307,335	14,720,594	1,396,022	15,286,443
Redeemed	(3,460,472)	(39,857,435)	(7,974,873)	(89,777,230)

Net increase (decrease)	507,664	$5,522,077	(1,127,114)	$(12,919,078)

Core Bond Fund Service Class
Sold	1,287,777	$14,671,914	5,184,193	$57,848,900
Issued as reinvestment of dividends	322,001	3,606,409	416,093	4,531,247
Redeemed	(4,437,983)	(50,839,109)	(3,794,890)	(42,602,157)

Net increase (decrease)	(2,828,205)	$(32,560,786)	1,805,396	$19,777,990

Core Bond Fund Administrative Class
Sold	1,269,620	$14,421,557	1,789,651	$19,993,893
Issued as reinvestment of dividends	187,726	2,091,266	228,187	2,473,551
Redeemed	(613,420)	(6,957,823)	(2,978,656)	(33,007,647)

Net increase (decrease)	843,926	$9,555,000	(960,818)	$(10,540,203)

Core Bond Fund Class A
Sold	1,415,225	$15,897,163	1,755,440	$19,383,679
Issued as reinvestment of dividends	401,983	4,441,914	449,848	4,835,861
Redeemed	(1,305,061)	(14,637,411)	(2,975,182)	(32,980,882)

Net increase (decrease)	512,147	$5,701,666	(769,894)	$(8,761,342)

Core Bond Fund Class R4*
Sold	709,515	$7,897,374	9,133	$100,005
Issued as reinvestment of dividends	260	2,861	-	-
Redeemed	(2,478)	(27,824)	- ++	(4)

Net increase (decrease)	707,297	$7,872,411	9,133	$100,001

Core Bond Fund Class R3
Sold	8,420	$96,848	7,377	$82,916
Issued as reinvestment of dividends	2,663	29,982	2,488	27,271
Redeemed	(65,117)	(735,465)	(57,467)	(644,833)

Net increase (decrease)	(54,034)	$(608,635)	(47,602)	$(534,646)

Diversified Bond Fund Class I
Sold	352,137	$3,826,334	564,430	$6,026,462
Issued as reinvestment of dividends	12,044	129,116	12,588	130,156
Redeemed	(69,060)	(752,541)	(56,722)	(603,946)

Net increase (decrease)	295,121	$3,202,909	520,296	$5,552,672

Diversified Bond Fund Class R5
Sold	550,349	$5,571,390	3,922,130	$39,474,848
Issued as reinvestment of dividends	151,456	1,513,044	111,164	1,072,731
Redeemed	(305,313)	(3,107,752)	(1,093,856)	(10,861,412)

Net increase (decrease)	396,492	$3,976,682	2,939,438	$29,686,167

Diversified Bond Fund Service Class
Sold	342,896	$3,523,134	675,761	$6,803,008
Issued as reinvestment of dividends	31,849	321,992	33,913	330,990
Redeemed	(150,291)	(1,545,952)	(204,667)	(2,060,544)

Net increase (decrease)	224,454	$2,299,174	505,007	$5,073,454

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2015		Year Ended September 30, 2014

	Shares	Amount	Shares	Amount

Diversified Bond Fund Administrative Class
Sold	1,531,778	$15,675,261	1,019,272	$10,287,096
Issued as reinvestment of dividends	51,801	522,675	44,760	436,409
Redeemed	(607,838)	(6,174,893)	(224,515)	(2,254,294)

Net increase (decrease)	975,741	$10,023,043	839,517	$8,469,211

Diversified Bond Fund Class A
Sold	1,232,641	$12,601,831	927,793	$9,302,759
Issued as reinvestment of dividends	63,902	644,137	88,578	860,974
Redeemed	(947,509)	(9,653,606)	(825,073)	(8,267,771)

Net increase (decrease)	349,034	$3,592,362	191,298	$1,895,962

Diversified Bond Fund Class R4*
Sold	19	$200	10,071	$100,005
Issued as reinvestment of dividends	206	2,069	-	-
Redeemed	-	-	- ++	(4)

Net increase (decrease)	225	$2,269	10,071	$100,001

Diversified Bond Fund Class R3+
Sold	1,563	$15,956	10,070	$100,002
Issued as reinvestment of dividends	187	1,873	-	-
Redeemed	-	-	- ++	(2)

Net increase (decrease)	1,750	$17,829	10,070	$100,000

High Yield Fund Class I
Sold	2,543,204	$23,799,472	4,947,243	$50,167,596
Issued as reinvestment of dividends	1,048,990	9,189,152	938,627	9,010,818
Redeemed	(2,961,050)	(27,949,979)	(5,381,659)	(54,285,804)

Net increase (decrease)	631,144	$5,038,645	504,211	$4,892,610

High Yield Fund Class R5
Sold	422,672	$4,004,724	968,195	$9,780,662
Issued as reinvestment of dividends	402,404	3,541,159	256,575	2,475,954
Redeemed	(389,591)	(3,732,235)	(430,303)	(4,391,950)

Net increase (decrease)	435,485	$3,813,648	794,467	$7,864,666

High Yield Fund Service Class
Sold	1,325,562	$12,106,481	1,287,196	$13,043,299
Issued as reinvestment of dividends	611,526	5,381,429	480,312	4,635,009
Redeemed	(1,045,734)	(9,675,207)	(1,568,832)	(16,008,065)

Net increase (decrease)	891,354	$7,812,703	198,676	$1,670,243

High Yield Fund Administrative Class
Sold	568,559	$5,286,557	1,118,124	$11,151,841
Issued as reinvestment of dividends	247,733	2,152,803	121,854	1,163,706
Redeemed	(378,789)	(3,455,093)	(406,014)	(4,077,830)

Net increase (decrease)	437,503	$3,984,267	833,964	$8,237,717

High Yield Fund Class A
Sold	519,052	$4,717,482	924,072	$9,231,024
Issued as reinvestment of dividends	313,396	2,720,285	278,121	2,647,709
Redeemed	(678,887)	(6,332,023)	(1,017,693)	(10,101,834)

Net increase (decrease)	153,561	$1,105,744	184,500	$1,776,899

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2015		Year Ended September 30, 2014

	Shares	Amount	Shares	Amount

High Yield Fund Class R4*
Sold	56,223	$505,493	10,111	$100,005
Issued as reinvestment of dividends	1,046	9,042	-	-
Redeemed	(668)	(6,021)	- ++	(4)

Net increase (decrease)	56,601	$508,514	10,111	$100,001

High Yield Fund Class R3
Sold	66,426	$612,765	38,951	$391,552
Issued as reinvestment of dividends	7,533	66,515	5,839	56,526
Redeemed	(50,175)	(453,990)	(45,611)	(464,842)

Net increase (decrease)	23,784	$225,290	(821)	$(16,764)

Balanced Fund Class I*
Sold	201,253	$2,552,118	2,802,597	$36,410,988
Issued as reinvestment of dividends	316,381	3,745,956	-	-
Redeemed	(156,458)	(1,942,417)	(11,048)	(144,729)

Net increase (decrease)	361,176	$4,355,657	2,791,549	$36,266,259

Balanced Fund Class R5
Sold	238,880	$2,977,898	637,798	$8,091,398
Issued as reinvestment of dividends	608,056	7,205,459	583,396	7,076,593
Redeemed	(579,595)	(7,288,074)	(4,126,936)	(53,116,762)

Net increase (decrease)	267,341	$2,895,283	(2,905,742)	$(37,948,771)

Balanced Fund Service Class
Sold	244,505	$3,108,894	302,031	$3,961,332
Issued as reinvestment of dividends	93,083	1,148,639	50,420	634,782
Redeemed	(107,949)	(1,389,948)	(200,634)	(2,599,013)

Net increase (decrease)	229,639	$2,867,585	151,817	$1,997,101

Balanced Fund Administrative Class
Sold	163,946	$2,114,092	502,438	$6,369,301
Issued as reinvestment of dividends	68,442	814,462	20,459	249,392
Redeemed	(79,140)	(998,234)	(269,537)	(3,443,208)

Net increase (decrease)	153,248	$1,930,320	253,360	$3,175,485

Balanced Fund Class A
Sold	175,821	$2,133,152	487,992	$6,043,018
Issued as reinvestment of dividends	284,913	3,313,545	209,213	2,493,816
Redeemed	(228,829)	(2,802,293)	(1,137,801)	(14,088,538)

Net increase (decrease)	231,905	$2,644,404	(440,596)	$(5,551,704)

Balanced Fund Class R4*
Sold	16	$200	8,143	$100,005
Issued as reinvestment of dividends	893	10,357	-	-
Redeemed	-	-	-	(4)

Net increase (decrease)	909	$10,557	8,143	$100,001

Balanced Fund Class R3*
Sold	24,671	$291,229	8,143	$100,000
Issued as reinvestment of dividends	875	10,153	-	-
Redeemed	(4,069)	(48,147)	-	-

Net increase (decrease)	21,477	$253,235	8,143	$100,000

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2015		Year Ended September 30, 2014

	Shares	Amount	Shares	Amount

Value Fund Class I*
Sold	-	$-	4,990	$100,100
Issued as reinvestment of dividends	98	2,038	-	-
Redeemed	-	-	-	-

Net increase (decrease)	98	$2,038	4,990	$100,100

Value Fund Class R5
Sold	40,302	$851,540	147,748	$2,987,278
Issued as reinvestment of dividends	56,070	1,167,383	88,445	1,692,845
Redeemed	(202,483)	(4,304,632)	(2,559,791)	(51,263,712)

Net increase (decrease)	(106,111)	$(2,285,709)	(2,323,598)	$(46,583,589)

Value Fund Service Class
Sold	126	$2,672	549	$11,058
Issued as reinvestment of dividends	108	2,270	98	1,879
Redeemed	(285)	(5,959)	(330)	(6,861)

Net increase (decrease)	(51)	$(1,017)	317	$6,076

Value Fund Administrative Class
Sold	23,649	$495,385	59,598	$1,214,145
Issued as reinvestment of dividends	10,969	229,145	10,448	200,704
Redeemed	(49,097)	(1,042,781)	(248,413)	(4,973,951)

Net increase (decrease)	(14,479)	$(318,251)	(178,367)	$(3,559,102)

Value Fund Class A
Sold	8,136	$171,855	54,856	$1,113,598
Issued as reinvestment of dividends	4,970	103,865	4,031	77,471
Redeemed	(15,911)	(340,239)	(152,615)	(2,992,377)

Net increase (decrease)	(2,805)	$(64,519)	(93,728)	$(1,801,308)

Value Fund Class R4*
Sold	9	$200	4,973	$100,000
Issued as reinvestment of dividends	80	1,679	-	-
Redeemed	-	-	-	-

Net increase (decrease)	89	$1,879	4,973	$100,000

Value Fund Class R3
Sold	4	$83	15	$296
Issued as reinvestment of dividends	3	69	2	45
Redeemed	-	-	-	-

Net increase (decrease)	7	$152	17	$341

Disciplined Value Fund Class I*
Sold	1,766,087	$28,283,236	13,049,132	$200,333,804
Issued as reinvestment of dividends	206,591	3,260,008	-	-
Redeemed	(1,234,101)	(19,917,472)	(1,443,188)	(22,818,324)

Net increase (decrease)	738,577	$11,625,772	11,605,944	$177,515,480

Disciplined Value Fund Class R5
Sold	187,167	$2,994,365	1,807,871	$26,459,859
Issued as reinvestment of dividends	74,977	1,184,635	309,216	4,461,989
Redeemed	(577,077)	(9,216,182)	(15,024,695)	(228,233,713)

Net increase (decrease)	(314,933)	$(5,037,182)	(12,907,608)	$(197,311,865)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2015		Year Ended September 30, 2014

	Shares	Amount	Shares	Amount

Disciplined Value Fund Service Class
Sold	314,129	$4,998,138	549,408	$8,347,268
Issued as reinvestment of dividends	72,587	1,139,617	83,393	1,196,680
Redeemed	(201,090)	(3,200,090)	(1,421,509)	(21,023,580)

Net increase (decrease)	185,626	$2,937,665	(788,708)	$(11,479,632)

Disciplined Value Fund Administrative Class
Sold	109,275	$1,768,786	219,137	$3,299,670
Issued as reinvestment of dividends	7,232	115,418	6,738	98,306
Redeemed	(26,435)	(427,039)	(108,530)	(1,668,198)

Net increase (decrease)	90,072	$1,457,165	117,345	$1,729,778

Disciplined Value Fund Class A
Sold	94,990	$1,483,245	109,072	$1,617,046
Issued as reinvestment of dividends	8,920	139,242	11,346	161,790
Redeemed	(195,744)	(3,112,401)	(316,288)	(4,699,776)

Net increase (decrease)	(91,834)	$(1,489,914)	(195,870)	$(2,920,940)

Disciplined Value Fund Class R4*
Sold	171,561	$2,668,205	6,685	$100,005
Issued as reinvestment of dividends	101	1,573	-	-
Redeemed	(559)	(8,825)	- ++	(4)

Net increase (decrease)	171,103	$2,660,953	6,685	$100,001

Disciplined Value Fund Class R3
Sold	2,496	$39,822	20	$299
Issued as reinvestment of dividends	23	358	22	317
Redeemed	(2,114)	(34,153)	(298)	(4,274)

Net increase (decrease)	405	$6,027	(256)	$(3,658)

Main Street Fund Class I*
Sold	304,920	$4,360,555	3,393,313	$47,709,956
Issued as reinvestment of dividends	105,340	1,468,435	-	-
Redeemed	(240,183)	(3,434,501)	(52,086)	(751,208)

Net increase (decrease)	170,077	$2,394,489	3,341,227	$46,958,748

Main Street Fund Class R5
Sold	399,739	$5,733,646	487,575	$6,505,483
Issued as reinvestment of dividends	212,905	2,967,891	93,636	1,211,651
Redeemed	(436,810)	(6,189,199)	(4,567,438)	(63,355,664)

Net increase (decrease)	175,834	$2,512,338	(3,986,227)	$(55,638,530)

Main Street Fund Service Class
Sold	44,343	$642,270	92,623	$1,236,391
Issued as reinvestment of dividends	14,136	199,743	3,432	44,986
Redeemed	(54,131)	(791,754)	(57,489)	(772,859)

Net increase (decrease)	4,348	$50,259	38,566	$508,518

Main Street Fund Administrative Class
Sold	85,468	$1,217,469	210,586	$2,852,896
Issued as reinvestment of dividends	65,629	914,867	17,725	229,178
Redeemed	(310,275)	(4,380,631)	(485,973)	(6,478,452)

Net increase (decrease)	(159,178)	$(2,248,295)	(257,662)	$(3,396,378)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2015		Year Ended September 30, 2014

	Shares	Amount	Shares	Amount

Main Street Fund Class A
Sold	105,794	$1,478,973	192,410	$2,590,863
Issued as reinvestment of dividends	25,528	353,309	5,199	66,762
Redeemed	(120,153)	(1,688,679)	(358,438)	(4,813,275)

Net increase (decrease)	11,169	$143,603	(160,829)	$(2,155,650)

Main Street Fund Class R4*
Sold	14	$200	7,524	$100,000
Issued as reinvestment of dividends	211	2,921	-	-
Redeemed	-	-	-	-

Net increase (decrease)	225	$3,121	7,524	$100,000

Main Street Fund Class R3
Sold	573	$8,234	2,948	$39,354
Issued as reinvestment of dividends	153	2,137	7	99
Redeemed	(223)	(3,194)	(310)	(4,137)

Net increase (decrease)	503	$7,177	2,645	$35,316

Disciplined Growth Fund Class I*
Sold	2,530,475	$30,836,216	16,058,932	$198,434,179
Issued as reinvestment of dividends	2,045,573	23,442,269	-	-
Redeemed	(1,558,722)	(19,810,524)	(1,883,079)	(24,066,781)

Net increase (decrease)	3,017,326	$34,467,961	14,175,853	$174,367,398

Disciplined Growth Fund Class R5
Sold	778,025	$9,943,914	4,488,764	$55,777,699
Issued as reinvestment of dividends	1,315,171	15,085,017	3,595,143	41,991,277
Redeemed	(770,260)	(9,335,737)	(15,304,881)	(189,644,887)

Net increase (decrease)	1,322,936	$15,693,194	(7,220,974)	$(91,875,911)

Disciplined Growth Fund Service Class
Sold	400,074	$4,838,299	1,761,001	$21,684,519
Issued as reinvestment of dividends	942,002	10,833,025	1,078,235	12,626,126
Redeemed	(539,356)	(6,828,134)	(967,524)	(12,292,700)

Net increase (decrease)	802,720	$8,843,190	1,871,712	$22,017,945

Disciplined Growth Fund Administrative Class
Sold	847,215	$10,397,021	840,800	$10,781,962
Issued as reinvestment of dividends	283,289	3,283,315	359,504	4,238,554
Redeemed	(212,327)	(2,630,167)	(836,321)	(10,432,977)

Net increase (decrease)	918,177	$11,050,169	363,983	$4,587,539

Disciplined Growth Fund Class A
Sold	538,282	$6,372,971	1,358,947	$17,000,491
Issued as reinvestment of dividends	393,817	4,473,762	405,180	4,700,083
Redeemed	(216,275)	(2,682,591)	(480,343)	(5,881,137)

Net increase (decrease)	715,824	$8,164,142	1,283,784	$15,819,437

Disciplined Growth Fund Class R4*
Sold	138,282	$1,693,191	8,313	$100,005
Issued as reinvestment of dividends	1,208	13,709	-	-
Redeemed	(1,368)	(16,654)	- ++	(4)

Net increase (decrease)	138,122	$1,690,246	8,313	$100,001

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2015		Year Ended September 30, 2014

	Shares	Amount	Shares	Amount

Disciplined Growth Fund Class R3*
Sold	23,218	$279,685	8,313	$100,002
Issued as reinvestment of dividends	1,189	13,498	-	-
Redeemed	-	-	- ++	(2)

Net increase (decrease)	24,407	$293,183	8,313	$100,000

Small Cap Opportunities Fund Class I*
Sold	-	$-	304,247	$4,915,406
Issued as reinvestment of dividends	50,725	748,194	-	-
Redeemed	(11,582)	(189,679)	-	-

Net increase (decrease)	39,143	$558,515	304,247	$4,915,406

Small Cap Opportunities Fund Class R5
Sold	185,861	$2,903,615	468,604	$7,492,025
Issued as reinvestment of dividends	764,355	11,274,236	52,605	807,480
Redeemed	(366,612)	(5,881,568)	(1,449,424)	(22,899,726)

Net increase (decrease)	583,604	$8,296,283	(928,215)	$(14,600,221)

Small Cap Opportunities Fund Service Class
Sold	98,290	$1,567,433	327,694	$5,261,623
Issued as reinvestment of dividends	74,754	1,101,878	2,100	32,239
Redeemed	(91,532)	(1,439,901)	(70,353)	(1,136,554)

Net increase (decrease)	81,512	$1,229,410	259,441	$4,157,308

Small Cap Opportunities Fund Administrative Class
Sold	108,906	$1,711,096	649,419	$10,412,913
Issued as reinvestment of dividends	188,816	2,768,045	5,512	84,225
Redeemed	(96,070)	(1,480,122)	(183,438)	(2,935,749)

Net increase (decrease)	201,652	$2,999,019	471,493	$7,561,389

Small Cap Opportunities Fund Class A
Sold	334,058	$5,149,667	874,002	$13,546,176
Issued as reinvestment of dividends	759,693	10,969,973	32,973	497,234
Redeemed	(629,668)	(9,507,949)	(1,634,434)	(25,567,161)

Net increase (decrease)	464,083	$6,611,691	(727,459)	$(11,523,751)

Small Cap Opportunities Fund Class R4*
Sold	12	$200	6,196	$100,000
Issued as reinvestment of dividends	1,056	15,225	-	-
Redeemed	-	-	-	-

Net increase (decrease)	1,068	$15,425	6,196	$100,000

Small Cap Opportunities Fund Class R3*
Sold	25,718	$388,378	6,196	$100,000
Issued as reinvestment of dividends	1,042	15,023	-	-
Redeemed	(3)	(46)	-	-

Net increase (decrease)	26,757	$403,355	6,196	$100,000

Global Fund Class I*
Sold	6	$100	6,734	$100,000
Issued as reinvestment of dividends	426	5,975	-	-
Redeemed	-	-	-	-

Net increase (decrease)	432	$6,075	6,734	$100,000

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2015		Year Ended September 30, 2014

	Shares	Amount	Shares	Amount

Global Fund Class R5
Sold	493,467	$7,395,916	596,055	$8,882,014
Issued as reinvestment of dividends	830,903	11,665,880	269,539	3,859,794
Redeemed	(1,286,421)	(19,238,411)	(2,495,292)	(36,369,397)

Net increase (decrease)	37,949	$(176,615)	(1,629,698)	$(23,627,589)

Global Fund Service Class
Sold	1,072,665	$16,088,357	550,251	$8,105,003
Issued as reinvestment of dividends	76,490	1,067,029	11,505	163,834
Redeemed	(151,100)	(2,216,205)	(242,068)	(3,563,490)

Net increase (decrease)	998,055	$14,939,181	319,688	$4,705,347

Global Fund Administrative Class
Sold	387,042	$5,785,437	985,679	$14,657,745
Issued as reinvestment of dividends	529,523	7,434,501	156,063	2,234,838
Redeemed	(1,124,228)	(16,473,734)	(1,327,618)	(19,637,905)

Net increase (decrease)	(207,663)	$(3,253,796)	(185,876)	$(2,745,322)

Global Fund Class A
Sold	154,244	$2,270,039	337,388	$4,927,648
Issued as reinvestment of dividends	166,245	2,315,792	51,595	732,648
Redeemed	(375,053)	(5,551,619)	(789,170)	(11,588,534)

Net increase (decrease)	(54,564)	$(965,788)	(400,187)	$(5,928,238)

Global Fund Class R4*
Sold	10,640	$160,348	6,803	$100,000
Issued as reinvestment of dividends	409	5,691	-	-
Redeemed	-	-	-	-

Net increase (decrease)	11,049	$166,039	6,803	$100,000

Global Fund Class R3
Sold	20,495	$299,685	29,970	$434,468
Issued as reinvestment of dividends	6,605	92,274	1,205	17,185
Redeemed	(27,414)	(389,303)	(18,504)	(273,671)

Net increase (decrease)	(314)	$2,656	12,671	$177,982

International Equity Fund Class I*
Sold	2,605,674	$34,764,808	4,958,981	$76,898,175
Issued as reinvestment of dividends	1,190,279	13,854,847	-	-
Redeemed	(493,868)	(6,376,679)	(496,160)	(7,687,739)

Net increase (decrease)	3,302,085	$42,242,976	4,462,821	$69,210,436

International Equity Fund Class R5
Sold	964,209	$11,957,049	2,951,304	$45,364,093
Issued as reinvestment of dividends	4,760,142	55,408,047	2,876,748	42,316,955
Redeemed	(2,411,252)	(32,220,542)	(9,317,679)	(143,666,395)

Net increase (decrease)	3,313,099	$35,144,554	(3,489,627)	$(55,985,347)

International Equity Fund Service Class
Sold	209,936	$2,683,244	717,566	$11,221,479
Issued as reinvestment of dividends	324,367	3,769,141	191,101	2,807,276
Redeemed	(312,338)	(4,049,058)	(906,556)	(13,821,770)

Net increase (decrease)	221,965	$2,403,327	2,111	$206,985

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2015		Year Ended September 30, 2014

	Shares	Amount	Shares	Amount

International Equity Fund Administrative Class
Sold	392,101	$4,770,471	424,330	$6,479,471
Issued as reinvestment of dividends	262,662	3,039,005	121,841	1,782,541
Redeemed	(203,175)	(2,502,366)	(400,020)	(6,105,195)

Net increase (decrease)	451,588	$5,307,110	146,151	$2,156,817

International Equity Fund Class A
Sold	440,732	$5,723,169	705,460	$10,533,126
Issued as reinvestment of dividends	832,764	9,376,919	358,804	5,134,481
Redeemed	(625,849)	(7,503,872)	(875,794)	(13,007,617)

Net increase (decrease)	647,647	$7,596,216	188,470	$2,659,990

International Equity Fund Class R4*
Sold	3,950	$46,547	6,653	$100,000
Issued as reinvestment of dividends	1,407	15,815	-	-
Redeemed	(39)	(473)	-	-

Net increase (decrease)	5,318	$61,889	6,653	$100,000

International Equity Fund Class R3*
Sold	9	$100	6,653	$100,000
Issued as reinvestment of dividends	1,389	15,616	-	-
Redeemed	-	-	-	-

Net increase (decrease)	1,398	$15,716	6,653	$100,000

Strategic Emerging Markets Fund Class I
Sold	2,326,063	$26,610,839	2,954,465	$35,684,840
Issued as reinvestment of dividends	159,991	1,724,701	127,758	1,494,775
Redeemed	(639,110)	(7,284,347)	(1,356,992)	(16,318,615)

Net increase (decrease)	1,846,944	$21,051,193	1,725,231	$20,861,000

Strategic Emerging Markets Fund Class R5
Sold	51,236	$586,288	135,141	$1,649,145
Issued as reinvestment of dividends	8,550	93,369	6,857	81,186
Redeemed	(18,664)	(224,504)	(11,227)	(132,266)

Net increase (decrease)	41,122	$455,153	130,771	$1,598,065

Strategic Emerging Markets Fund Service Class
Sold	682,332	$7,635,284	3,988	$48,036
Issued as reinvestment of dividends	266	2,863	182	2,132
Redeemed	(18)	(207)	(655)	(7,938)

Net increase (decrease)	682,580	$7,637,940	3,515	$42,230

Strategic Emerging Markets Fund Administrative Class
Sold	14,032	$158,096	42,744	$480,813
Issued as reinvestment of dividends	334	3,624	79	926
Redeemed	(4,532)	(51,958)	(17,553)	(203,726)

Net increase (decrease)	9,834	$109,762	25,270	$278,013

Strategic Emerging Markets Fund Class A
Sold	11,913	$135,450	39,169	$469,121
Issued as reinvestment of dividends	440	4,729	181	2,112
Redeemed	(22,467)	(249,409)	(29,247)	(318,017)

Net increase (decrease)	(10,114)	$(109,230)	10,103	$153,216

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2015		Year Ended September 30, 2014

	Shares	Amount	Shares	Amount

Strategic Emerging Markets Fund Class R4*
Sold	17	$200	8,591	$100,000
Issued as reinvestment of dividends	79	850	-	-
Redeemed	-	-	-	-

Net increase (decrease)	96	$1,050	8,591	$100,000

Strategic Emerging Markets Fund Class R3*
Sold	9	$100	8,591	$100,000
Issued as reinvestment of dividends	61	652	-	-
Redeemed	-	-	-	-

Net increase (decrease)	70	$752	8,591	$100,000

*	Class commenced operations on April 1, 2014.
**	Class Y shares merged into Class S shares on March 7, 2014. Class S shares were renamed Class R5 shares on April 1, 2014.
***	Class A shares merged into Class S shares on March 7, 2014. Class S shares were renamed Class R5 shares on April 1, 2014.
+	Class N shares were eliminated as of February 25, 2013. Class R3 shares were launched on April 1, 2014.
++	Amount rounds to less than 0.5 share.

Purchases of Class A shares are subject to a front-end sales charge of up to 5.75% of the amount purchased. A portion of the front-end sales charge may be retained by the Distributor. For the period ended March 31, 2015, no material amounts have been retained by the Distributor.

Redemptions or exchanges of Class A shares made within eighteen months of purchase from initial investments of $1 million or more are subject to a contingent deferred sales charge of 1% of the amount redeemed. Prior to April 1, 2014, redemptions or exchanges of Class R3 shares made within eighteen months of purchase were subject to a contingent deferred sales charge of 1% of the amount redeemed. The Distributor receives all contingent deferred sales charges. Any contingent deferred sales charges imposed during the period ended March 31, 2015, were waived for any redemptions or exchanges subject to such a charge.

6.	Federal Income Tax Information

At March 31, 2015, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Short-Duration Bond Fund	$587,109,334	$9,867,900	$(7,580,271)	$2,287,629
Inflation-Protected and Income Fund	633,660,978	15,232,073	(4,064,221)	11,167,852
Core Bond Fund	1,914,857,117	58,639,246	(12,656,226)	45,983,020
Diversified Bond Fund	201,445,917	5,657,208	(1,562,200)	4,095,008
High Yield Fund	263,909,448	6,773,356	(6,282,878)	490,478
Balanced Fund	170,902,052	12,147,347	(2,866,245)	9,281,102
Value Fund	74,689,483	12,374,727	(1,471,393)	10,903,334
Disciplined Value Fund	333,077,565	35,677,202	(9,770,379)	25,906,823
Main Street Fund	172,832,725	37,511,432	(3,432,648)	34,078,784
Disciplined Growth Fund	454,495,944	59,738,495	(11,971,935)	47,766,560
Small Cap Opportunities Fund	180,395,324	37,483,039	(3,592,000)	33,891,039
Global Fund	282,365,548	166,305,819	(7,675,393)	158,630,426
International Equity Fund	496,328,815	79,549,689	(23,479,092)	56,070,597
Strategic Emerging Markets Fund	177,196,569	15,750,541	(20,396,077)	(4,645,536)

Notes to Financial Statements (Unaudited) (Continued)

Note: The aggregate cost for investments for the Money Market Fund at March 31, 2015, is the same for financial reporting and federal income tax purposes.

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses.

At September 30, 2014, the following Fund(s) had available, for federal income tax purposes, pre-enactment unused capital losses:

	Expiring 2016	Expiring 2017
Money Market Fund	$821,066	$-
Value Fund	-	43,005,798
Disciplined Value Fund	-	20,197,194

At September 30, 2014, the following Fund(s) had post-enactment accumulated capital loss carryforwards:

	Short Term Capital Loss Carryforward	Long Term Capital Loss Carryforward
Inflation-Protected and Income Fund	$119,309	$172,183
Strategic Emerging Markets Fund	2,100,778	2,639,410

Net capital loss carryforwards for the Fund(s) shown in the above table are from post-enactment years and are, therefore, subject to the eight-year carryforward period and possible expiration.

The following Fund(s) elected to defer to the fiscal year beginning October 1, 2014, post-October capital losses:

Post-October Loss
Short-Duration Bond Fund	$(1,354,883)
Diversified Bond Fund	(370,066)

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended September 30, 2014, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
Money Market Fund	$19,379	$-	$-
Short-Duration Bond Fund	12,460,853	-	-
Inflation-Protected and Income Fund	6,205,449	9,192,880	-
Core Bond Fund	44,429,178	-	-
Diversified Bond Fund	2,831,260	-	-
High Yield Fund	15,893,825	4,099,744	-

Notes to Financial Statements (Unaudited) (Continued)

	Ordinary Income	Long Term Capital Gain	Return of Capital
Balanced Fund	$5,129,652	$5,325,408	$-
Value Fund	1,973,768	-	-
Disciplined Value Fund	5,920,478	-	-
Main Street Fund	1,552,676	-	-
Disciplined Growth Fund	38,113,803	25,442,237	-
Small Cap Opportunities Fund	1,421,203	-	-
Global Fund	3,716,517	3,291,893	-
International Equity Fund	10,665,834	41,375,855	-
Strategic Emerging Markets Fund	1,581,131	-	-

The following Fund(s) have elected to pass through the foreign tax credit for the year ended September 30, 2014:

Amount
Global Fund	$217,475
International Equity Fund	559,205
Strategic Emerging Markets Fund	149,024

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At September 30, 2014, temporary book and tax accounting differences were primarily attributable to investments in forward contracts, futures contracts, options contracts, swap agreements, premium amortization accruals, passive foreign investment companies, the deferral of wash sale losses, and deferred Trustee compensation.

At September 30, 2014, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
Money Market Fund	$21,750	$(821,066)	$(88,408)	$-
Short-Duration Bond Fund	9,740,544	-	(1,428,283)	(5,147,678)
Inflation-Protected and Income Fund	8,026,311	(291,492)	(39,170)	(5,433,667)
Core Bond Fund	29,600,036	-	(227,292)	28,411,241
Diversified Bond Fund	2,086,600	-	(395,961)	2,569,934
High Yield Fund	15,283,903	3,576,643	(26,680)	948,500
Balanced Fund	8,012,764	6,200,262	(23,642)	9,713,138
Value Fund	1,249,209	(43,005,798)	(52,227)	12,688,105
Disciplined Value Fund	4,279,568	(20,197,194)	(39,667)	28,976,683
Main Street Fund	1,193,232	1,273,284	(23,501)	39,672,948
Disciplined Growth Fund	29,753,362	21,479,301	(34,331)	31,670,040
Small Cap Opportunities Fund	3,960,171	22,478,814	(36,516)	14,110,231
Global Fund	3,476,054	17,358,804	(51,731)	140,311,974
International Equity Fund	5,621,610	77,909,180	(98,362)	47,505,900
Strategic Emerging Markets Fund	1,443,431	(4,740,188)	(15,242)	2,353,203

The Funds did not have any unrecognized tax benefits at March 31, 2015, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended March 31, 2015, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed

Notes to Financial Statements (Unaudited) (Continued)

for the prior three fiscal years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

7.	Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended March 31, 2015, was as follows:

	Number of Shares Held as of 9/30/14	Purchases	Sales	Number of Shares Held as of 3/31/15	Value as of 3/31/15	Dividend Income	Net Realized Gain (Loss)
Global Fund
Oppenheimer Institutional Money Market Fund Class E*	4,937,438	30,324,842	26,416,282	8,845,998	$8,845,998	$3,207	$-

International Equity Fund
Oppenheimer Institutional Money Market Fund Class E*	14,748,135	62,979,373	67,462,156	10,265,352	$10,265,352	$7,915	$-

*	Fund advised by OFI Global Asset Management, Inc.

8.	Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

9.	New Accounting Pronouncements

In June 2014, The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2014-11, Transfers & Servicing (Topic 860): “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (“ASU 2014-11”) to improve the financial reporting of repurchase agreements and other similar transactions. ASU 2014-11 includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. ASU 2014-11 is effective for annual reporting periods beginning after December 15, 2014 and interim periods beginning after December 15, 2015. Management is currently evaluating the implications of these changes and their impact on the financial statements.

10.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout transaction (“LBO”) by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amounts sought to be recovered from the Balanced Fund, Disciplined Value Fund, and Small Cap Opportunities Fund, plus interest and the Official Committee’s court costs, are approximately $44,200, $299,880, and $414,800, respectively.

Notes to Financial Statements (Unaudited) (Continued)

In addition, on June 2, 2011, the Disciplined Value Fund and Small Cap Opportunities Fund, were named as defendants in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”) in the United Stated District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts in the accompanying financial statements related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.

12.	Subsequent Events

In preparation of these financial statements, management has evaluated the events and transactions subsequent to March 31, 2015, through the date when the financial statements were issued, and determined that there are no subsequent events or transactions that would require adjustments to or disclosures in the Funds’ financial statements.

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser and subadvisers use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s website at http://www.sec.gov.

Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other Information (Unaudited) (Continued)

Fund Expenses March 31, 2015

Expense Examples:

The following information is in regards to expenses for the six months ended March 31, 2015:

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended March 31, 2015.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Money Market Fund
Class R5	$1,000	0.14%	$1,000.10	$0.70	$1,024.20	$0.71
Short-Duration Bond Fund
Class I	1,000	0.39%	1,016.10	1.96	1,023.00	1.97
Class R5	1,000	0.49%	1,015.60	2.46	1,022.50	2.47
Service Class	1,000	0.59%	1,014.80	2.96	1,022.00	2.97
Administrative Class	1,000	0.69%	1,015.00	3.47	1,021.50	3.48
Class A	1,000	0.94%	1,013.40	4.72	1,020.20	4.73
Class R4	1,000	0.84%	1,013.70	4.22	1,020.70	4.23
Class R3	1,000	1.09%	1,011.70	5.47	1,019.50	5.49

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Inflation-Protected and Income Fund
Class I	$1,000	0.46%	$1,012.10	$2.31	$1,022.60	$2.32
Class R5	1,000	0.56%	1,012.00	2.81	1,022.10	2.82
Service Class	1,000	0.66%	1,012.00	3.31	1,021.60	3.33
Administrative Class	1,000	0.76%	1,011.00	3.81	1,021.10	3.83
Class A	1,000	1.01%	1,010.80	5.06	1,019.90	5.09
Class R4	1,000	0.91%	1,009.90	4.56	1,020.40	4.58
Class R3	1,000	1.15%	1,008.90	5.76	1,019.20	5.79
Core Bond Fund
Class I	1,000	0.42%	1,033.00	2.13	1,022.80	2.12
Class R5	1,000	0.52%	1,032.40	2.63	1,022.30	2.62
Service Class	1,000	0.62%	1,032.10	3.14	1,021.80	3.13
Administrative Class	1,000	0.72%	1,031.10	3.65	1,021.30	3.63
Class A	1,000	0.97%	1,030.50	4.91	1,020.10	4.89
Class R4	1,000	0.87%	1,031.20	4.41	1,020.60	4.38
Class R3	1,000	1.12%	1,029.90	5.67	1,019.30	5.64
Diversified Bond Fund
Class I	1,000	0.52%	1,027.80	2.63	1,022.30	2.62
Class R5	1,000	0.62%	1,027.80	3.13	1,021.80	3.13
Service Class	1,000	0.72%	1,027.90	3.64	1,021.30	3.63
Administrative Class	1,000	0.82%	1,027.40	4.14	1,020.80	4.13
Class A	1,000	1.07%	1,026.10	5.40	1,019.60	5.39
Class R4	1,000	0.97%	1,025.50	4.90	1,020.10	4.89
Class R3	1,000	1.22%	1,025.50	6.16	1,018.80	6.14
High Yield Fund
Class I	1,000	0.55%	1,000.20	2.74	1,022.20	2.77
Class R5	1,000	0.65%	999.90	3.24	1,021.70	3.28
Service Class	1,000	0.75%	999.80	3.74	1,021.20	3.78
Administrative Class	1,000	0.85%	999.40	4.24	1,020.70	4.28
Class A	1,000	1.10%	998.50	5.48	1,019.40	5.54
Class R4	1,000	1.00%	998.70	4.98	1,019.90	5.04
Class R3	1,000	1.25%	996.70	6.22	1,018.70	6.29
Balanced Fund
Class I	1,000	0.60%	1,037.60	3.05	1,021.90	3.02
Class R5	1,000	0.70%	1,037.80	3.56	1,021.40	3.53
Service Class	1,000	0.80%	1,036.30	4.06	1,020.90	4.03
Administrative Class	1,000	0.90%	1,036.30	4.57	1,020.40	4.53
Class A	1,000	1.15%	1,035.00	5.83	1,019.20	5.79
Class R4	1,000	1.05%	1,035.50	5.33	1,019.70	5.29
Class R3	1,000	1.30%	1,034.30	6.59	1,018.40	6.54
Value Fund
Class I	1,000	0.60%	1,040.10	3.05	1,021.90	3.02
Class R5	1,000	0.70%	1,039.90	3.56	1,021.40	3.53
Service Class	1,000	0.80%	1,038.90	4.07	1,020.90	4.03
Administrative Class	1,000	0.90%	1,038.20	4.57	1,020.40	4.53
Class A	1,000	1.15%	1,037.70	5.84	1,019.20	5.79
Class R4	1,000	1.05%	1,037.50	5.33	1,019.70	5.29
Class R3	1,000	1.30%	1,036.70	6.60	1,018.40	6.54

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Disciplined Value Fund
Class I	$1,000	0.52%	$1,035.70	$2.64	$1,022.30	$2.62
Class R5	1,000	0.62%	1,035.20	3.15	1,021.80	3.13
Service Class	1,000	0.72%	1,034.70	3.65	1,021.30	3.63
Administrative Class	1,000	0.82%	1,033.90	4.16	1,020.80	4.13
Class A	1,000	1.07%	1,032.90	5.42	1,019.60	5.39
Class R4	1,000	0.97%	1,033.40	4.92	1,020.10	4.89
Class R3	1,000	1.22%	1,031.90	6.18	1,018.80	6.14
Main Street Fund
Class I	1,000	0.64%	1,049.30	3.27	1,021.70	3.23
Class R5	1,000	0.74%	1,048.70	3.78	1,021.20	3.73
Service Class	1,000	0.84%	1,047.90	4.29	1,020.70	4.23
Administrative Class	1,000	0.94%	1,048.00	4.80	1,020.20	4.73
Class A	1,000	1.19%	1,045.80	6.07	1,019.00	5.99
Class R4	1,000	1.08%	1,047.10	5.51	1,019.50	5.44
Class R3	1,000	1.34%	1,045.10	6.83	1,018.20	6.74
Disciplined Growth Fund
Class I	1,000	0.51%	1,081.60	2.65	1,022.40	2.57
Class R5	1,000	0.61%	1,081.50	3.17	1,021.90	3.07
Service Class	1,000	0.71%	1,080.30	3.68	1,021.40	3.58
Administrative Class	1,000	0.81%	1,080.30	4.20	1,020.90	4.08
Class A	1,000	1.06%	1,078.70	5.49	1,019.60	5.34
Class R4	1,000	0.96%	1,079.60	4.98	1,020.10	4.83
Class R3	1,000	1.21%	1,077.50	6.27	1,018.90	6.09
Small Cap Opportunities Fund
Class I	1,000	0.68%	1,158.30	3.66	1,021.50	3.43
Class R5	1,000	0.78%	1,157.80	4.20	1,021.00	3.93
Service Class	1,000	0.88%	1,157.60	4.73	1,020.50	4.43
Administrative Class	1,000	0.98%	1,156.70	5.27	1,020.00	4.94
Class A	1,000	1.23%	1,155.80	6.61	1,018.80	6.19
Class R4	1,000	1.13%	1,155.80	6.07	1,019.30	5.69
Class R3	1,000	1.38%	1,155.30	7.42	1,018.10	6.94
Global Fund
Class I	1,000	0.84%	1,071.60	4.34	1,020.70	4.23
Class R5	1,000	0.94%	1,070.70	4.85	1,020.20	4.73
Service Class	1,000	1.04%	1,069.70	5.37	1,019.70	5.24
Administrative Class	1,000	1.14%	1,069.80	5.88	1,019.20	5.74
Class A	1,000	1.39%	1,068.40	7.17	1,018.00	6.99
Class R4	1,000	1.29%	1,068.60	6.65	1,018.50	6.49
Class R3	1,000	1.54%	1,067.60	7.94	1,017.30	7.75
International Equity Fund
Class I	1,000	0.96%	1,029.40	4.86	1,020.10	4.83
Class R5	1,000	1.06%	1,028.70	5.36	1,019.60	5.34
Service Class	1,000	1.16%	1,028.60	5.87	1,019.10	5.84
Administrative Class	1,000	1.26%	1,028.00	6.37	1,018.60	6.34
Class A	1,000	1.51%	1,026.10	7.63	1,017.40	7.59
Class R4	1,000	1.41%	1,027.00	7.13	1,017.90	7.09
Class R3	1,000	1.66%	1,025.70	8.38	1,016.70	8.35

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Strategic Emerging Markets Fund
Class I	$1,000	1.05%	$922.70	$5.03	$1,019.70	$5.29
Class R5	1,000	1.15%	921.60	5.51	1,019.20	5.79
Service Class	1,000	1.25%	921.50	5.99	1,018.70	6.29
Administrative Class	1,000	1.35%	921.30	6.47	1,018.20	6.79
Class A	1,000	1.60%	920.40	7.66	1,017.00	8.05
Class R4	1,000	1.50%	920.40	7.18	1,017.50	7.54
Class R3	1,000	1.75%	919.20	8.37	1,016.20	8.80

*	Expenses are calculated using the annualized expense ratio for the six months ended March 31, 2015, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year, unless stated otherwise.

Underwriter:

MML Distributors, LLC

100 Bright Meadow Blvd.

Enfield, CT 06082-1981

May 30, 2015

©2015 Massachusetts Mutual Life Insurance Company, Springfield, MA. All rights reserved. www.massmutual.com. MassMutual
Financial Group is a marketing name for Massachusetts Mutual Life Insurance Company (MassMutual) [of which Retirement Services is a division] and its affiliated companies and sales representatives. Investment Adviser: MML Investment Advisers, LLC	RS-36345-00

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MassMutual Barings Dynamic Allocation Fund. Investors should consider the Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

MassMutual Barings Dynamic Allocation Fund – President’s Letter to Shareholders (Unaudited)

To Our Shareholders

Eric Wietsma

“MassMutual believes you are wise to maintain a strategy that is suited to how comfortable you are with the markets’ ups and downs, how long you have to save and invest, and what your specific financial goals are.”

March 31, 2015

Welcome to the MassMutual Barings Dynamic Allocation Fund Semiannual Report covering the six months ended March 31, 2015. With U.S. stocks of all sizes leading the pack and reflecting the strength of the U.S. economy relative to foreign markets, equities mainly rose during the period. Investors kept a close eye on each new release of economic data and speculated how the news might impact the U.S. Federal Reserve’s (the “Fed”) schedule for increasing interest rates, which created periods of market volatility throughout the period. The positive and negative implications of low oil prices and the strength of the U.S. dollar versus other currencies also colored the environment and drew the attention of market watchers worldwide. Against this backdrop, the price of West Texas Intermediate crude oil started the period at slightly more than $91 per barrel and declined substantially to around $44 in late January before advancing somewhat and settling at $47.72 by the end of March. Gasoline traced a similar path and provided consumers with some of the lowest prices in recent history throughout the period. The price of gold gyrated over the course of the six months, starting the period at $1,216.50 per ounce, falling to $1,142 in November, rising to nearly $1,296 in late January, and finishing the first quarter at $1,187.

Key events that characterized the period

Investors shook off numerous concerns to drive U.S. stocks to healthy gains in the fourth quarter of 2014. Plunging crude oil prices, the spread of the Ebola virus in West Africa and beyond, and disappointing economic data from Europe and China were some of the factors keeping investors on edge and contributing to two noteworthy – but relatively short – sell-offs during the quarter. In November, the market reacted positively to the results of the U.S. midterm elections, but the impact was muted, as investors had anticipated Republicans would take control of the U.S. Senate weeks prior to the elections.

Oil’s decline – partly a result of increasing supply from North American shale beds – accelerated in late November after the Organization of Petroleum Exporting Countries (“OPEC”) announced its decision not to cut production. Good news on the U.S. economy was a major factor lifting share prices. According to data reported in the fourth quarter, gross domestic product (“GDP”) expanded by an upwardly revised 5.0% in the third quarter, its fastest pace since the third quarter of 2003. This strong performance stood in stark contrast to near-recessionary conditions afflicting most other key developed nations. Notably, the 18-member euro zone barely managed positive economic growth during the third quarter and rose just 0.2%. Foreign markets underperformed, as the U.S. dollar rose against other major currencies driven by U.S. economic strength and declining oil prices.

Adding to the stock market’s bullish tone near the end of the quarter was the Fed’s December 17 promise to be “patient” in raising short-term interest rates. While not ruling out rate hikes later in 2015, the Fed allayed investors’ fear that better-than-expected economic growth might cause the central bank to accelerate its timetable for normalizing rates from near-zero levels. In short, the Fed said what investors wanted to hear, and the stock market responded accordingly.

In the first quarter of 2015, U.S. stocks declined in January and March, but produced strong gains in February. When the dust settled at the end of March, some key market benchmarks were not far from where they started the quarter. Much of the downside volatility in January was due to further weakness in crude oil prices that carried over from the commodity’s steep drop in the second half of 2014. A surging U.S. dollar also fueled concern about multinational companies that derive a significant portion of their profits from overseas, especially Europe.

(Continued)

1

MassMutual Barings Dynamic Allocation Fund – President’s Letter to Shareholders (Unaudited) (Continued)

February brought renewed optimism among stock investors amid stabilization in oil prices and some favorable corporate earnings reports. However, stocks surrendered some of those gains in March, as a better-than-expected February employment report raised the possibility that the Fed might speed up its timetable for raising short-term interest rates after a prolonged period of extremely accommodative monetary policy. Other reports, however, offered a mixed picture of the U.S. economy. According to data released in the first quarter, GDP expanded by a relatively modest 2.2% in the fourth quarter of 2014, which also included weak durable goods orders and retail sales.

Air strikes in Yemen by Saudi Arabia, the possibility of Greece defaulting on its debt following the January election of Prime Minister Alexis Tsipras (who had run a campaign against austerity), and concerns about the upcoming second-quarter earnings season were among other factors that unsettled the market as the first quarter wound to a close.

The major stock indexes in the U.S. advanced for the six months ended March 31, 2015 – outperforming foreign developed and emerging markets. The Russell 2000® Index, a benchmark of small-cap stocks, gained 14.46% to lead the major market indexes for the period. The technology-heavy NASDAQ Composite® Index rose 9.70%, the large-cap stock S&P 500® Index advanced 5.93%, and the blue-chip Dow Jones Industrial AverageSM climbed 5.55% over the six months. In international markets, the MSCI EAFE Index, an indicator of foreign developed-market stocks, posted a 1.13% advance; while the MSCI Emerging Markets Index, a measure of the performance of emerging stock markets throughout the world, lost 2.37%. Fixed-income investments advanced during the period, with the Barclays U.S. Aggregate Bond Index returning 3.43%.*

Review and maintain your strategy

MassMutual believes it is prudent to remind retirement investors to maintain perspective and have realistic expectations about the future performance of their investment accounts. Our primary focus is to help you take the necessary steps to plan appropriately for your retirement – one that you aspire to enjoy on your terms. If you work with a financial professional and haven’t met with him or her recently, we suggest you schedule some time to review your retirement investment strategy. MassMutual believes you are wise to maintain a strategy that is suited to how comfortable you are with the markets’ ups and downs, how long you have to save and invest, and what your specific financial goals are. Thank you for putting your trust in MassMutual.

Sincerely,

Eric Wietsma

President

The information provided is the opinion of MassMutual Retirement Services Investment Services as of 4/1/15 and is subject to change without notice. It is not to be construed as tax, legal or investment advice. Of course, past performance does not guarantee future results.

*	Indexes are unmanaged, do not incur fees or expenses and cannot be purchased directly for investment.

2

MassMutual Barings Dynamic Allocation Fund – Portfolio Summary (Unaudited)

What is the investment approach of MassMutual Barings Dynamic Allocation Fund, and who is the Fund’s subadviser?

The Fund seeks positive total real return by investing across different asset classes. The Fund invests primarily in individual securities, exchange-traded Funds (“ETFs”), and derivatives. The Fund’s subadviser is Baring International Investment Limited (Baring).

MassMutual Barings Dynamic Allocation Fund Portfolio Characteristics (% of Net Assets) on 3/31/15

Mutual Funds*	74.2%
Bonds & Notes	2.6%

Total Long-Term Investments	76.8%
Short-Term Investments and Other Assets and Liabilities	23.2%

Net Assets	100.0%

* Category includes ETFs.

3

MassMutual Barings Dynamic Allocation Fund – Consolidated Portfolio of Investments

March 31, 2015 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 2.6%
SOVEREIGN DEBT OBLIGATIONS — 2.6%
Mexican Bonos MXN (a) 8.000% 12/07/23	$1,987,600	$148,660
Mexican Bonos MXN (a) 8.500% 11/18/38	1,330,000	108,585
Mexican Bonos MXN (a) 10.000% 12/05/24	640,000	54,490

		311,735

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $373,269)		311,735

TOTAL BONDS & NOTES (Cost $373,269)		311,735

	Number of Shares
MUTUAL FUNDS — 74.2%
Diversified Financial — 74.2%
iShares China Large-Cap ETF	16,099	715,601
iShares Global Consumer Discretionary ETF	7,950	719,236
iShares Global Energy ETF	11,453	408,529
iShares Global Tech ETF	7,613	737,319
iShares Global Telecom ETF	11,255	689,931
iShares iBoxx $ High Yield Corporate Bond ETF	4,027	364,886
iShares MSCI Germany Index Fund	21,962	655,346
iShares MSCI Japan Index Fund	154,950	1,941,523
iShares MSCI Sweden Index Fund	18,956	634,647
iShares MSCI Taiwan Index Fund	17,121	269,485
iShares S&P Global Industrials Sector Index Fund	3,896	280,941
Vanguard Financials ETF	3,257	160,538
Vanguard FTSE Europe ETF	22,356	1,212,142
Vanguard Information Technology ETF	1,983	211,229

		9,001,353

TOTAL MUTUAL FUNDS (Cost $8,616,096)		9,001,353

TOTAL LONG-TERM INVESTMENTS (Cost $8,989,365)		9,313,088

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 22.5%
Repurchase Agreement — 21.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/15, 0.010%, due 4/01/15 (b)	$2,658,169	$2,658,169

Time Deposits — 0.6%
Euro Time Deposit 0.010% 4/01/15	67,801	67,801

TOTAL SHORT-TERM INVESTMENTS (Cost $2,725,970)		2,725,970

TOTAL INVESTMENTS — 99.3% (Cost $11,715,335) (c)		12,039,058

Other Assets/(Liabilities) — 0.7%		87,135

NET ASSETS — 100.0%		$12,126,193

Notes to Consolidated Portfolio of Investments

Percentages are stated as a percent of net assets.

ETF	Exchange-Traded Fund
MXN	Mexican Peso
(a)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(b)	Maturity value of $2,658,170. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 11/25/38, and an aggregate market value, including accrued interest, of $2,711,500.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the consolidated financial statements.

4

MassMutual Barings Dynamic Allocation Fund – Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

March 31, 2015 (Unaudited)

Assets:
Investments, at value (Note 2) (a)	$9,313,088
Short-term investments, at value (Note 2) (b)	2,725,970

Total investments	12,039,058

Receivables from:
Open forward foreign currency contracts (Note 2)	44,930
Investment adviser (Note 3)	20,261
Interest and dividends	6,366
Prepaid expenses	45,943

Total assets	12,156,558

Liabilities:
Payables for:
Open forward foreign currency contracts (Note 2)	26,052
Fund shares repurchased	1,309
Trustees’ fees and expenses (Note 3)	1,746
Affiliates (Note 3):
Investment advisory fees	8,501
Administration fees	6,950
Service fees	923
Shareholder service fees	399
Distribution fees	66
Accrued expense and other liabilities	(15,581)

Total liabilities	30,365

Net assets	$12,126,193

Net assets consist of:
Paid-in capital	$11,292,161
Distributions in excess of net investment income	(154,390)
Accumulated net realized gain (loss) on investments and foreign currency transactions	645,964
Net unrealized appreciation (depreciation) on investments and foreign currency translations	342,458

Net assets	$12,126,193

(a) Cost of investments:	$8,989,365
(b) Cost of short-term investments:	$2,725,970

The accompanying notes are an integral part of the consolidated financial statements.

5

MassMutual Barings Dynamic Allocation Fund – Consolidated Financial Statements (Continued)

Consolidated Statement of Assets and Liabilities

March 31, 2015 (Unaudited)

Class I shares:
Net assets	$3,395,261

Shares outstanding (a)	350,014

Net asset value, offering price and redemption price per share	$9.70

Class R5 shares:
Net assets	$4,602,216

Shares outstanding (a)	474,987

Net asset value, offering price and redemption price per share	$9.69

Service Class shares:
Net assets	$1,309,922

Shares outstanding (a)	134,689

Net asset value, offering price and redemption price per share	$9.73

Administrative Class shares:
Net assets	$1,305,468

Shares outstanding (a)	134,793

Net asset value, offering price and redemption price per share	$9.68

Class A shares:
Net assets	$1,295,467

Shares outstanding (a)	133,920

Net asset value and redemption price per share	$9.67

Offering price per share
(100/[100-maximum sales charge] of net asset value)	$10.26

Class R4 shares:
Net assets	$109,117

Shares outstanding (a)	11,305

Net asset value, offering price and redemption price per share	$9.65

Class R3 shares:
Net assets	$108,742

Shares outstanding (a)	11,273

Net asset value, offering price and redemption price per share	$9.65

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the consolidated financial statements.

6

MassMutual Barings Dynamic Allocation Fund – Consolidated Financial Statements (Continued)

Consolidated Statement of Operations

For the Six Months Ended March 31, 2015 (Unaudited)

Investment income (Note 2):
Dividends	$94,055
Interest	45,941

Total investment income	139,996

Expenses (Note 3):
Investment advisory fees	48,124
Custody fees	2,653
Audit fees	28,360
Legal fees	2,509
Accounting & Administration fees	41,442
Proxy fees	513
Shareholder reporting fees	8,338
Trustees’ fees	578
Registration and filing fees	23,756
Transfer agent fees	1,496

157,769
Administration fees:
Class R5	2,222
Service Class	951
Administrative Class	946
Class A	942
Class R4	105
Class R3	105
Distribution fees:
Class R3	131
Service fees:
Class A	1,570
Class R4	132
Class R3	131
Shareholder service fees:
Service Class	317
Administrative Class	946
Class A	942

Total expenses	167,209
Expenses waived (Note 3):
Class I fees reimbursed by adviser	(28,785)
Class R5 fees reimbursed by adviser	(35,606)
Service Class fees reimbursed by adviser	(10,160)
Administrative Class fees reimbursed by adviser	(10,105)
Class A fees reimbursed by adviser	(10,068)
Class R4 fees reimbursed by adviser	(844)
Class R3 fees reimbursed by adviser	(842)

Net expenses	70,799

Net investment income (loss)	69,197

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	388,207
Foreign currency transactions	263,559

Net realized gain (loss)	651,766

Net change in unrealized appreciation (depreciation) on:
Investment transactions	16,050
Translation of assets and liabilities in foreign currencies	(53,353)

Net change in unrealized appreciation (depreciation)	(37,303)

Net realized gain (loss) and change in unrealized appreciation (depreciation)	614,463

Net increase (decrease) in net assets resulting from operations	$683,660

The accompanying notes are an integral part of the consolidated financial statements.

7

MassMutual Barings Dynamic Allocation Fund – Consolidated Financial Statements (Continued)

Consolidated Statements of Changes in Net Assets

	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$69,197	$328,756
Net realized gain (loss) on investment transactions	651,766	1,960,835
Net change in unrealized appreciation (depreciation) on investments	(37,303)	(428,504)

Net increase (decrease) in net assets resulting from operations	683,660	1,861,087

Distributions to shareholders (Note 2):
From net investment income:
Class I	(212,316)	(154,810)
Class R5	(233,711)	(58,658)
Service Class	(59,771)	(56,701)
Administrative Class	(62,736)	(20,152)
Class A	(60,821)	(11,974)
Class R4*	(5,434)	-
Class R3*	(5,236)	-

Total distributions from net investment income	(640,025)	(302,295)

From net realized gains:
Class I	(517,118)	(650,910)
Class R5	(572,201)	(261,550)
Service Class	(164,152)	(270,944)
Administrative Class	(162,877)	(106,883)
Class A	(162,031)	(75,009)
Class R4*	(13,617)	-
Class R3*	(13,605)	-

Total distributions from net realized gains	(1,605,601)	(1,365,296)

Net fund share transactions (Note 5):
Class I	23	(7,615,138)
Class R5	805,912	320,208
Service Class	217,552	(2,946,446)
Administrative Class	225,613	(415,087)
Class A	212,110	96,983
Class R4*	19,251	100,000
Class R3 *	18,941	100,000

Increase (decrease) in net assets from fund share transactions	1,499,402	(10,359,480)

Total increase (decrease) in net assets	(62,564)	(10,165,984)
Net assets
Beginning of period	12,188,757	22,354,741

End of period	$12,126,193	$12,188,757

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$-	$416,438

Distributions in excess of net investment income included in net assets at end of period	$(154,390)	$-

*	Class commenced operations on April 1, 2014.

The accompanying notes are an integral part of the consolidated financial statements.

8

MassMutual Barings Dynamic Allocation Fund – Consolidated Financial Statements (Continued)

Consolidated Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations:			Less distributions to shareholders:						Ratios / Supplemental Data:
	Net asset value, beginning of period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of period	Total return[1,m]		Net assets, end of period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers [j]		Net investment income (loss) to average daily net assets
Class I
03/31/15[r]	$11.22	$0.07	$0.50	$0.57	$(0.61)	$(1.48)	$(2.09)	$9.70	6.04%	[b]	$3,395	2.62%	[a]	1.02%	[a]	1.28%	[a]
09/30/14	11.24	0.18	0.70	0.88	(0.17)	(0.73)	(0.90)	11.22	8.24%		3,928	1.49%		1.02%		1.61%
09/30/13	10.62	0.16	0.65	0.81	(0.12)	(0.07)	(0.19)	11.24	7.90%		11,420	1.63%		1.02%		1.42%
09/30/12[g]	10.00	0.11	0.55	0.66	(0.04)	-	(0.04)	10.62	6.51%	[b]	3,716	3.16%	[a]	1.02%	[a]	1.31%	[a]
Class R5
03/31/15[r]	$11.21	$0.06	$0.50	$0.56	$(0.60)	$(1.48)	$(2.08)	$9.69	6.01%	[b]	$4,602	2.72%	[a]	1.12%	[a]	1.22%	[a]
09/30/14	11.23	0.18	0.69	0.87	(0.16)	(0.73)	(0.89)	11.21	8.15%		4,343	1.62%		1.12%		1.60%
09/30/13	10.61	0.15	0.65	0.80	(0.11)	(0.07)	(0.18)	11.23	7.70%		4,013	1.72%		1.11%		1.35%
09/30/12[g]	10.00	0.11	0.54	0.65	(0.04)	-	(0.04)	10.61	6.50%	[b]	3,727	3.25%	[a]	1.11%	[a]	1.22%	[a]
Service Class
03/31/15[r]	$11.19	$0.06	$0.50	$0.56	$(0.54)	$(1.48)	$(2.02)	$9.73	5.94%	[b]	$1,310	2.82%	[a]	1.22%	[a]	1.12%	[a]
09/30/14	11.20	0.16	0.71	0.87	(0.15)	(0.73)	(0.88)	11.19	8.15%		1,243	1.69%		1.22%		1.41%
09/30/13	10.60	0.13	0.65	0.78	(0.11)	(0.07)	(0.18)	11.20	7.50%		4,149	1.82%		1.21%		1.21%
09/30/12[g]	10.00	0.09	0.55	0.64	(0.04)	-	(0.04)	10.60	6.39%	[b]	3,395	3.35%	[a]	1.21%	[a]	1.00%	[a]
Administrative Class
03/31/15[r]	$11.19	$0.05	$0.49	$0.54	$(0.57)	$(1.48)	$(2.05)	$9.68	5.77%	[b]	$1,305	2.92%	[a]	1.32%	[a]	1.02%	[a]
09/30/14	11.20	0.16	0.70	0.86	(0.14)	(0.73)	(0.87)	11.19	8.01%		1,233	1.82%		1.33%		1.43%
09/30/13	10.59	0.12	0.65	0.77	(0.09)	(0.07)	(0.16)	11.20	7.43%		1,636	1.95%		1.34%		1.11%
09/30/12[g]	10.00	0.08	0.55	0.63	(0.04)	-	(0.04)	10.59	6.28%	[b]	1,579	3.48%	[a]	1.34%	[a]	0.96%	[a]
Class A
03/31/15[r]	$11.17	$0.04	$0.49	$0.53	$(0.55)	$(1.48)	$(2.03)	$9.67	5.71%	[b]	$1,295	3.17%	[a]	1.57%	[a]	0.76%	[a]
09/30/14	11.19	0.13	0.70	0.83	(0.12)	(0.73)	(0.85)	11.17	7.71%		1,236	2.09%		1.54%		1.18%
09/30/13	10.57	0.10	0.65	0.75	(0.06)	(0.07)	(0.13)	11.19	7.24%		1,137	2.20%		1.56%		0.91%
09/30/12[g]	10.00	0.06	0.54	0.60	(0.03)	-	(0.03)	10.57	6.05%	[b]	1,102	3.73%	[a]	1.59%	[a]	0.74%	[a]
Class R4
03/31/15[r]	$11.18	$0.04	$0.50	$0.54	$(0.59)	$(1.48)	$(2.07)	$9.65	5.77%	[b]	$109	3.07%	[a]	1.47%	[a]	0.87%	[a]
09/30/14[h]	10.86	0.07	0.25	0.32	-	-	-	11.18	2.95%	[b]	103	2.19%	[a]	1.47%	[a]	1.34%	[a]
Class R3
03/31/15[r]	$11.17	$0.03	$0.50	$0.53	$(0.57)	$(1.48)	$(2.05)	$9.65	5.67%	[b]	$109	3.32%	[a]	1.72%	[a]	0.62%	[a]
09/30/14[h]	10.86	0.06	0.25	0.31	-	-	-	11.17	2.85%	[b]	103	2.44%	[a]	1.72%	[a]	1.09%	[a]

	Six Months Ended March 31, 2015[b],r	Year ended September 30		Period ended September 30, 2012[b,g]
		2014	2013
Portfolio turnover rate	85%	83%	123%	91%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period November 28, 2011 (commencement of operations) through September 30, 2012.
h	For the period April 1, 2014 (commencement of operations) through September 30, 2014.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the consolidated financial statements.

9

Notes to Consolidated Financial Statements (Unaudited)

1.	The Fund

MassMutual Premier Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 1, 1994, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The MassMutual Barings Dynamic Allocation Fund (the “Fund”) is a series of the Trust.

Each share class of the Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Fund’s Prospectus.

Effective April 1, 2014, Class Z shares were renamed to Class I shares, Class S shares were renamed Class R5 shares, Class Y shares were renamed Service Class shares, and Class L shares were renamed Administrative Class shares.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Fund in the preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the consolidated financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates.

Basis of Consolidation

The accompanying consolidated financial statements for the Fund include the accounts of MassMutual Barings Cayman Dynamic Allocation Fund I, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related investments consistent with the Fund’s investment objectives and policies as stated in its Prospectus and Statement of Additional Information. The Subsidiary allows the Fund to hold these commodity-related investments and still satisfy regulated investment company tax requirements. The Fund may invest up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions have been eliminated. As of March 31, 2015, the Fund’s net assets were $12,126,193, of which $104,191 or 0.86%, represented the Fund’s ownership of the shares of the Subsidiary.

Investment Valuation

The net asset value of the Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term debt securities with remaining maturities of 60 days or less are valued at either amortized cost or at original cost plus accrued interest, whichever the Fund’s investment adviser determines more closely approximates current market value. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

10

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including but not limited to, prepayment speed assumptions and attributes of the collateral.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Fund’s Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Fund’s Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Fund’s Valuation Committee reports to the Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Fund to a significant extent. The value determined for an investment using the Fund’s fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Fund may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Fund does not price its shares. As a result, the values of the Fund’s portfolio securities may change on days when the prices of the Fund’s shares are not calculated. The prices of the Fund’s shares will reflect any such changes when the prices of the Fund’s shares are next calculated, which is the next business day. The Fund may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Fund values its securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Fund’s investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Fund calculates its net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

[1]	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Fund’s pricing procedures in general.

11

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Fund can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Fund determines its net asset values.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned significant inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The following is the aggregate value by input level, as of March 31, 2015, for the Fund’s investments:

Asset Investments	Level 1	Level 2	Level 3	Total
Sovereign Debt Obligations	$-	$311,735	$-	$311,735
Mutual Funds	9,001,353	-	-	9,001,353
Short-Term Investments	-	2,725,970	-	2,725,970

Total Investments	$9,001,353	$3,037,705	$-	$12,039,058

Asset Derivatives
Forward Contracts	$-	$44,930	$-	$44,930

Liability Derivatives
Forward Contracts	$-	$(26,052)	$-	$(26,052)

The Fund had no transfers between Level 1, Level 2, and Level 3 of the fair value hierarchy during the period ended March 31, 2015. The Fund recognizes transfers between the Levels as of the beginning of the year.

12

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Gains or losses from derivatives can be substantially greater than the derivatives original cost and can sometimes be unlimited. The Fund may not be able to close out a derivative transaction at a favorable time or price. The Fund held derivatives during the period ended March 31, 2015. The following table shows how the Fund used these types of derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use
Foreign Currency Exchange Transactions*
Hedging/Risk Management	A
Directional Exposures to Currencies	M
*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.

At March 31, 2015, and during the period then ended, the Fund had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Foreign Exchange Risk	Total
Asset Derivatives
Forward Contracts*	$44,930	$44,930

Liability Derivatives
Forward Contracts^	$(26,052)	$(26,052)

Realized Gain (Loss)#
Forward Contracts	$250,569	$250,569

Change in Appreciation (Depreciation)##
Forward Contracts	$(53,443)	$(53,443)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$2,949,399	$2,949,399

*	Consolidated Statement of Assets and Liabilities location: Receivables from: open forward foreign currency contracts.
^	Consolidated Statement of Assets and Liabilities location: Payables for: open forward foreign currency contracts.
#	Consolidated Statement of Operations location: Amounts are included in net realized gain (loss) on: foreign currency transactions.
##	Consolidated Statement of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: translation of assets and liabilities in foreign currencies.
†	Amount(s) disclosed represent average notional amounts for forward contracts which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended March 31, 2015.

Further details regarding the derivatives and other investments held by the Fund during the period ended March 31, 2015, are discussed below.

Foreign Currency Exchange Transactions

The Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

The Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate

13

Notes to Consolidated Financial Statements (Unaudited) (Continued)

determined at the time the contract is entered into. Forward contracts are private contractual arrangements and the Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. The Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce the Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever the Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If the Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that the Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Fund as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

The Fund had the following open forward foreign currency contracts at March 31, 2015. The Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Deliver
EUR	699,000	Goldman Sachs International	05/12/15	$789,961	$37,965

GBP	288,000	HSBC Bank PLC	06/09/15	433,985	6,965

EUR	598,000	The Northern Trust Co.	05/12/15	637,112	(6,226)
GBP	41,000	The Northern Trust Co.	06/09/15	60,197	(594)

				697,309	(6,820)

JPY	255,040,000	State Street Bank and Trust Co.	06/09/15	2,109,229	(19,232)

				$4,030,484	$18,878

EUR	Euro
GBP	British Pound
JPY	Japanese Yen

Repurchase Agreements

The Fund may enter into repurchase agreements with certain banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to the Fund if the other party should default

14

Notes to Consolidated Financial Statements (Unaudited) (Continued)

on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and distributions including realized gain distributions are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Fund and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Fund, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of the Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.

Foreign Securities

The Fund may invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is the Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Fund would not be subject to federal income taxes on its ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to its shareholders. Therefore, the Fund has not made any provision for federal income tax.

15

Notes to Consolidated Financial Statements (Unaudited) (Continued)

The Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of the Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Advisory Fees and Other Transactions

Investment Advisory Fee and Investment Subadviser

MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), serves as investment adviser to the Fund. Under an investment advisory agreement between MML Advisers and the Trust on behalf of the Fund, MML Advisers is responsible for providing investment management services for the Fund. In return for these services, MML Advisers receives an advisory fee, based upon the Fund’s average daily net assets, at the annual rate of 0.80%. MassMutual served as the Fund’s investment adviser pursuant to the investment advisory agreement through March 31, 2014.

MML Advisers has also entered into an investment subadvisory agreement with Baring International Investment Ltd. (“Baring”), an indirect wholly-owned subsidiary of MassMutual Holdings (Bermuda) Ltd., itself an indirect wholly-owned subsidiary of MassMutual Holding LLC. This agreement provides that Baring manage the investment and reinvestment of the assets of the Fund. Baring receives a subadvisory fee from MML Advisers, based upon the Fund’s average daily net assets, at the annual rate of 0.60%.

The Fund’s subadvisory fee is paid by MML Advisers out of the advisory fee previously disclosed above.

Baring provides investment advisory services to the Subsidiary pursuant to an investment advisory agreement. The Subsidiary pays an advisory fee to Baring based upon the Subsidiary’s average daily net assets. The rate of this fee is equal to the subadvisory fee rate that MML Advisers pays Baring in respect to the Fund. The amount of the fee payable by MML Advisers to Baring in respect to the Fund for any period is reduced by the amount of the advisory fee payable by the Subsidiary to Baring for that period. Under the Fund’s investment advisory agreement, the amount of the advisory fee payable by the Fund to MML Advisers in respect to any period is also reduced by the amount of the advisory fee payable by the Subsidiary to Baring in respect to that period. The amount of the reduction to the Fund’s advisory fee is reflected as a reduction of expenses on the Consolidated Statement of Operations.

Administration Fees

Under an administrative and shareholder services agreement between the Trust and MML Advisers, on behalf of the Fund, MML Advisers is obligated to provide certain administrative and shareholder services. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Fund, at the following annual rates:

Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%

16

Notes to Consolidated Financial Statements (Unaudited) (Continued)

The Subsidiary also pays certain other expenses, including administrative, accounting services, custodian, and transfer agent fees. In respect to certain (but not all) of these fees, the Fund has entered into offsetting arrangements with its service providers which result in a reduction of certain of the Fund’s expenses with respect to those assets held by the Subsidiary. Certain of these reductions are reflected as a reduction of expenses on the Consolidated Statement of Operations.

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as distributor to the Fund. Pursuant to a 12b-1 Plan adopted by the Trust, Class A shares and Class R4 shares of the Fund pay an annual fee of 0.25% of the average daily net assets of the class; and Class R3 shares of the Fund pay an annual fee of 0.50% of the average daily net assets of the class, to the Distributor. Such payments compensate the Distributor for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares, or maintaining or improving services provided to the Fund’s shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.

Effective April 1, 2014, the Trust entered into a separate Supplemental Shareholder Services Agreement with MassMutual, on behalf of Service Class shares, Administrative Class shares, and Class A shares of the Fund. Fees payable under the Supplemental Shareholder Services Agreement are intended to compensate MassMutual for its provision of shareholder services to the Fund’s investors and are calculated and paid based on the average daily net assets attributable to the relevant share classes of the Fund separately, at the following annual rates: 0.05% for Service Class shares, and 0.15% for Administrative Class shares and Class A shares. MassMutual may pay these fees to other intermediaries for providing shareholder services to the Fund’s investors.

Expense Caps and Waivers

MML Advisers contractually agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses#, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses) through January 31, 2016 based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
1.02%	1.12%	1.22%	1.32%	1.57%	1.47%	1.72%

#	Acquired Fund fees and expenses are expenses borne indirectly by the Fund through investments in other pooled investment vehicles.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Consolidated Statement of Operations.

Deferred Compensation

Trustees of the Fund who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Fund’s books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Consolidated Statement of Assets and Liabilities.

Other

Certain officers and trustees of the Fund are also employees of MassMutual. The compensation of each trustee who is not an employee of MassMutual is borne by the Fund.

The beneficial ownership of the Fund’s shares by affiliated parties at March 31, 2015 was 100.0%

17

Notes to Consolidated Financial Statements (Unaudited) (Continued)

4.	Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended March 31, 2015, were as follows:

Purchases		Sales
Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
$2,245,069	$7,077,547	$3,800,158	$7,213,808

5.	Capital Share Transactions

Changes in shares outstanding for the Fund were as follows:

	Six Months Ended March 31, 2015		Year Ended September 30, 2014

	Shares	Amount	Shares	Amount
Class I
Sold	-	$-	12,505	$137,100
Issued as reinvestment of dividends	3	23	43,996	472,519
Redeemed	-	-	(722,936)	(8,224,757)

Net increase (decrease)	3	$23	(666,435)	$(7,615,138)

Class R5
Sold	-	$-	-	$-
Issued as reinvestment of dividends	87,694	805,912	29,814	320,208
Redeemed	-	-	-	-

Net increase (decrease)	87,694	$805,912	29,814	$320,208

Service Class
Sold	-	$-	31,816	$356,365
Issued as reinvestment of dividends	24,260	223,923	30,535	327,645
Redeemed	(677)	(6,371)	(321,563)	(3,630,456)

Net increase (decrease)	23,583	$217,552	(259,212)	$(2,946,446)

Administrative Class
Sold	-	$-	-	$-
Issued as reinvestment of dividends	24,550	225,613	11,839	127,035
Redeemed	-	-	(47,680)	(542,122)

Net increase (decrease)	24,550	$225,613	(35,841)	$(415,087)

Class A
Sold	-	$-	880	$10,000
Issued as reinvestment of dividends	24,249	222,852	8,099	86,983
Redeemed	(949)	(10,742)	-	-

Net increase (decrease)	23,300	$212,110	8,979	$96,983

Class R4*
Sold	19	$200	9,208	$100,000
Issued as reinvestment of dividends	2,078	19,051	-	-
Redeemed	-	-	-	-

Net increase (decrease)	2,097	$19,251	9,208	$100,000

18

Notes to Consolidated Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2015		Year Ended September 30, 2014

	Shares	Amount	Shares	Amount
Class R3*
Sold	10	$100	9,208	$100,000
Issued as reinvestment of dividends	2,055	18,841	-	-
Redeemed	-	-	-	-

Net increase (decrease)	2,065	$18,941	9,208	$100,000

*	Class commenced operations on April 1, 2014.

Purchases of Class A shares are subject to a front-end sales charge of up to 5.75% of the amount purchased. A portion of the front-end sales charge may be retained by the Distributor. For the period ended March 31, 2015, no material amounts have been retained by the Distributor.

Redemptions or exchanges of Class A shares made within eighteen months of purchase from initial investments of $1 million or more are subject to a contingent deferred sales charge of 1% of the amount redeemed. Prior to April 1, 2014, redemptions or exchanges of Class R3 shares made within eighteen months of purchase were subject to a contingent deferred sales charge of 1% of the amount redeemed. The Distributor receives all contingent deferred sales charges. There were no contingent deferred sales charges imposed during the period ended March 31, 2015.

6.	Federal Income Tax Information

At March 31, 2015, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Fund, as computed on a federal income tax basis, were as follows:

Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$11,715,335	$441,881	$(118,158)	$323,723

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the consolidated financial statements as a return of capital.

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended September 30, 2014, was as follows:

Ordinary Income	Long Term Capital Gain	Return of Capital
$1,258,820	$408,771	$ -

Capital accounts within the consolidated financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At September 30, 2014, temporary book and tax accounting differences were primarily attributable to investments in forward contracts, premium amortization accruals, the deferral of wash sale losses, and deferred Trustee compensation.

19

Notes to Consolidated Financial Statements (Unaudited) (Continued)

At September 30, 2014, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
$1,066,667	$1,029,092	$(1,399)	$301,638

The Fund did not have any unrecognized tax benefits at March 31, 2015, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Consolidated Statement of Operations. During the period ended March 31, 2015, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

7.	Indemnifications

Under the Fund’s organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Fund, and shareholders are indemnified against personal liability for obligations of the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

8.	New Accounting Pronouncements

In June 2014, The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2014-11, Transfers & Servicing (Topic 860): “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (“ASU 2014-11”) to improve the financial reporting of repurchase agreements and other similar transactions. ASU 2014-11 includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. ASU 2014-11 is effective for annual reporting periods beginning after December 15, 2014 and interim periods beginning after December 15, 2015. Management is currently evaluating the implications of these changes and their impact on the consolidated financial statements.

9.	Subsequent Events

In preparation of these consolidated financial statements, management has evaluated the events and transactions subsequent to March 31, 2015, through the date when the consolidated financial statements were issued, and determined that there are no subsequent events or transactions that would require adjustments to or disclosures in the Fund’s consolidated financial statements.

20

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that the Fund’s investment adviser and subadviser use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s website at http://www.sec.gov.

Quarterly Reporting

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

21

Other Information (Unaudited) (continued)

Fund Expenses March 31, 2015

Expense Examples:

The following information is in regards to expenses for the six months ended March 31, 2015:

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended March 31, 2015.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Class I	$1,000	1.02%	$1,060.40	$5.24	$1,019.80	$5.14
Class R5	1,000	1.12%	1,060.10	5.75	1,019.30	5.64
Service Class	1,000	1.22%	1,059.40	6.26	1,018.80	6.14
Administrative Class	1,000	1.32%	1,057.70	6.77	1,018.30	6.64
Class A	1,000	1.57%	1,057.10	8.05	1,017.10	7.90
Class R4	1,000	1.47%	1,057.70	7.54	1,017.60	7.39
Class R3	1,000	1.72%	1,056.70	8.82	1,016.40	8.65

*	Expenses are calculated using the annualized expense ratio for the six months ended March 31, 2015, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year, unless stated otherwise.

22

Underwriter:

MML Distributors, LLC

100 Bright Meadow Blvd.

Enfield, CT 06082-1981

May 30, 2015

©2015 Massachusetts Mutual Life Insurance Company, Springfield, MA. All rights reserved. www.massmutual.com. MassMutual
Financial Group is a marketing name for Massachusetts Mutual Life Insurance Company (MassMutual) [of which Retirement Services is a division] and its affiliated companies and sales representatives. Investment Adviser: MML Investment Advisers, LLC	RS-36346-00

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Investments.

Please see portfolio of investments contained in the Reports to Stockholders included under Item 1 of this form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or

15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics (Item 2) is not applicable to this filing.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(3) Not applicable to this filing.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Premier Funds

By (Signature and Title)	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer

Date	5/21/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer

Date	5/21/15

By (Signature and Title)	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer

Date	5/21/15